UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09253

Wells Fargo Funds Trust

(Exact name of registrant as specified in charter)

525 Market St., San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market St., San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: August 31

Registrant is making a filing for 10 of its series:

Wells Fargo Advantage Adjustable Rate Government Bond Fund, Wells Fargo Advantage Conservative Income Fund, Wells Fargo Advantage Government Securities Fund, Wells Fargo Advantage High Income Fund, Wells Fargo Advantage High Yield Bond Fund, Wells Fargo Advantage Income Plus Fund, Wells Fargo Advantage Short Duration Government Bond Fund, Wells Fargo Advantage Short-Term Bond Fund, Wells Fargo Advantage Short-Term High Yield Bond Fund, and Wells Fargo Advantage Ultra Short-Term Income Fund.

Date of reporting period: August 31, 2015

ITEM 1. REPORT TO STOCKHOLDERS

Wells Fargo Advantage

Adjustable Rate Government Fund

Annual Report

August 31, 2015

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Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

*	A complete schedule of portfolio holdings as of the report date may be obtained, free of charge, by accessing the following website: https://www.wellsfargoadvantagefunds.com/assets/edocs/regulatory/holdings/adjustable-rate-government-ann.pdf or by calling Wells Fargo Advantage Funds at 1-800-222-8222. This complete schedule, filed on Form N-CSR, is also available on the SEC’s website at sec.gov.

The views expressed and any forward-looking statements are as of August 31, 2015, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Advantage Adjustable Rate Government Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Major central banks continued to inject liquidity into global banks and markets through various accommodative monetary policies, including quantitative easing.

Dear Valued Shareholder:

We are pleased to offer you this annual report for the Wells Fargo Advantage Adjustable Rate Government Fund for the 12-month period that ended August 31, 2015. The period was marked by low interest rates, low oil prices, and moderate U.S. economic growth. Short-term investment-grade bonds, as measured by the Barclays U.S. 1–3 Year Government/Credit Bond Index,1 returned 0.81% during the period. Meanwhile, strong demand for high-quality, liquid assets kept returns on Treasury bills more modest; the Barclays 6-Month Treasury Bill Index2 returned 0.15% during the period.

Major central banks continued to provide stimulus.

Major central banks continued to inject liquidity into global banks and markets through various accommodative monetary policies, including quantitative easing. In the U.S., the Federal Reserve (Fed) kept its key interest rate near zero in order to support the economy and the financial system. However, it set expectations for it to begin normalizing monetary policy with higher target ranges for the federal funds rate.

Meanwhile, European markets continued to benefit from the European Central Bank’s (ECB’s) willingness to maintain low interest rates. In addition to its targeted longer-term refinancing operations that are designed to increase bank lending, the ECB expanded its quantitative easing program to include the purchase of eurozone government bonds. In Japan, the Bank of Japan maintained an aggressive monetary program aimed at combating deflation.

Economic growth was moderate, and oil prices plummeted.

U.S. economic growth advanced during the reporting period, the unemployment rate ticked lower to 5.1% as of August 2015, and inflation remained below the Fed’s longer-run objective of a 2% pace. The period was also marked by lower oil prices, which began the reporting period near $90 per barrel but declined to $46 per barrel at the end of August 2015. While lower oil prices benefited consumers of oil products, the lower prices pressured companies within the energy sector.

Bond yields rose but remained low by historical standards.

Short-term interest rates increased during the reporting period, with a flattening in the shape of the short-term yield curve. During this time frame, 1-year Treasury bills rose 29 basis points (bps; 100 bps equals 1.00%) to yield 0.38%, 2-year Treasury note yields rose 21 bps to yield 0.74%, and 3-year Treasury note yields rose only 8 bps to yield 1.05%. Meanwhile, ultra-short-term yields were little changed at ultralow levels, anchored by the easy monetary policy.

Since the end of the financial crisis, structural changes in the fixed-income markets have reduced trading liquidity (the degree to which assets can be bought or sold without affecting the price). New regulations and capital requirements have caused traditional liquidity suppliers (banks and broker/dealers) to be more risk-averse and hold less inventory. Meanwhile, corporate-debt issuance has spiked as companies finance themselves at record-low yields, bond mutual funds hold larger amounts of this new debt supply, trading volumes are lower, and large-size trades are more difficult to execute. However, fixed-income markets appear to have functioned well over the past year with sufficient liquidity and muted volatility.

[1]	The Barclays U.S. 1–3 Year Government/Credit Bond Index is the one- to three-year component of the Barclays U.S. Government/Credit Bond Index that includes securities in the Government and Credit Indexes. The Government Index includes Treasuries (that is, public obligations of the U.S. Treasury that have remaining maturities of more than one year) and agencies (that is, publicly issued debt of U.S. government agencies, quasi-federal corporations, and corporate or foreign debt guaranteed by the U.S. government).The Credit Index includes publicly issued U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity, and quality requirements. You cannot invest directly in an index.

[2]	The Barclays 6-Month Treasury Bill Index tracks the performance and attributes of recently issued 6-month U.S. Treasury bills. The index follows Barclays’ monthly rebalancing conventions. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Advantage Adjustable Rate Government Fund	3

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Advantage Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest in Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future.

Notice to shareholders

At a meeting held on August 11–12, 2015, the Board of Trustees of the Fund approved a change in the name of the Fund whereby the word “Advantage” will be removed from its name, effective December 15, 2015.

For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

4	Wells Fargo Advantage Adjustable Rate Government Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks current income consistent with capital preservation.

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Christopher Y. Kauffman, CFA

Michal Stanczyk

Average annual total returns1 (%) as of August 31, 2015

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (ESAAX)	6-30-2000	(1.80)	0.63	2.02	0.24	1.05	2.22	0.79	0.74
Class B (ESABX)*	6-30-2000	(1.98)	0.44	1.93	(0.49)	0.44	1.93	1.54	1.49
Class C (ESACX)	6-30-2000	(1.51)	0.29	1.47	(0.51)	0.29	1.47	1.54	1.49
Administrator Class (ESADX)	7-30-2010	–	–	–	0.38	1.19	2.37	0.73	0.60
Institutional Class (EKIZX)	10-1-1991	–	–	–	0.52	1.32	2.50	0.46	0.46
Barclays 6-Month Treasury Bill Index[4]	–	–	–	–	0.15	0.20	1.70	–	–
*	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 2.00%. For Class B shares, the maximum contingent deferred sales charge is 1.50%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contigent deferred sales charge assumes the sales charge for the corresponding time period. Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest-rate changes and their impact on the Fund and its share price can be sudden and unpredictable. The use of derivatives may reduce returns and/or increase volatility. Securities issued by U.S. government agencies or government-sponsored entities may not be guaranteed by the U.S. Treasury. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to mortgage- and asset-backed securities risk. The U.S. government guarantee applies to certain underlying securities and not to shares of the Fund. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Advantage Adjustable Rate Government Fund	5

Growth of $10,000 investment[5] as of August 31, 2015

[1]	Historical performance shown for Administrator Class shares prior to their inception reflects the performance of Institutional Class shares, adjusted to reflect the higher expenses applicable to Administrator Class shares. Historical performance shown for all classes of the Fund prior to July 12, 2010, is based on the performance of the Fund’s predecessor, Evergreen Adjustable Rate Fund.

[2]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[3]	The Adviser has contractually committed through December 31, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amounts shown. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower.

[4]	The Barclays 6-Month Treasury Bill Index tracks the performance and attributes of recently issued 6-month U.S. Treasury Bills. The index follows Barclays’ monthly rebalancing conventions. You cannot invest directly in an index.

[5]	The chart compares the performance of Class A shares for the most recent 10 years with the performance of the Barclays 6-Month Treasury Bill Index. The chart assumes a hypothetical investment of $10,000 in Class A shares and reflects all operating expenses and assumes the maximum initial sales charge of 2.00%.

[6]	The ten largest holdings, excluding cash and cash equivalents, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[7]	Amounts are calculated based on the total long-term investments of the Fund. These amounts are subject to change and may have changed since the date specified.

6	Wells Fargo Advantage Adjustable Rate Government Fund	Performance highlights (unaudited)

MANAGER’S DISCUSSION

Fund highlights

■	The Fund (Class A, excluding sales charges) outperformed its benchmark, the Barclays 6-Month Treasury Bill Index, for the 12-month period that ended August 31, 2015.

■	Positive yield spread from adjustable-rate mortgages (ARMs) over short-term Treasuries contributed to outperformance during the period, although spread widening in the sector resulted in negative price performance.

■	The Fund’s focus on seasoned ARMs that have already had rate-adjustment resets helped performance because these securities generally exhibited slower, more stable prepayments compared with ARMs with rate-adjustment resets still pending.

■	The Fund’s duration during the period was increased from roughly 0.5 years to 0.7 years.

Ten largest holdings[6] (%) as of August 31, 2015
FNMA Series 2003-W18 Class 2A, 3.46%, 6-25-2043	1.14
FNMA, 2.86%, 11-1-2035	0.97
FHLMC Series T-67 Class 1A1C, 2.91%, 3-25-2036	0.94
FNMA, 2.41%, 2-1-2036	0.94
FHLMC, 2.02%, 7-1-2034	0.91
FNMA Series 2002-66 Class A3, 3.19%, 4-25-2042	0.87
FHLMC, 2.54%, 9-1-2030	0.82
FNMA Series 2006-W1 Class 3A, 2.18%, 10-25-2045	0.80
FNMA Series 2004-W15 Class 3A, 2.69%, 6-25-2044	0.76
FNMA, 2.42%, 12-1-2040	0.73

The economic climate remained benign.

The U.S. economy featured trend-like growth, a steadily improving labor market, and generally stable inflation over the past 12 months. Real gross domestic product growth averaged about 2.7% in the most recent four quarters as personal income gains supported consumption. In contrast, business investment softened, in part, due to weakness in the energy industry brought on by a collapse in global oil prices.

The labor market continued to tighten over the past 12 months, as evidenced by a full percentage point decline in the unemployment rate to 5.1%. Nonfarm payrolls expanded at an average pace of about 240,000 per month over the period. Following a persistent theme of this expansion, some of the improvement in the unemployment rate can be attributed to a decline in the labor force participation rate, which fell to 62.6% at the end of the period versus 62.8% a year ago.

The inflationary environment was mixed over the past 12 months as the drop in oil prices pushed the year-over-year change in the headline Consumer Price Index (CPI) down to 0.2% compared with a 1.7% headline inflation rate a year ago. Excluding food and energy, however, the CPI rose 1.8%, which is in line with the average rate of core inflation recorded over the past five years.

Monetary policy transitioned from maximal accommodation to the beginning of a tightening cycle over the past 12 months. The Federal Open Market Committee (FOMC) completed its third round of asset purchases (popularly known as quantitative easing) in the fourth quarter of 2014, though the monetary authorities continue to reinvest the proceeds of maturing principal and interest payments from their existing portfolio. The U.S. Federal Reserve’s overnight rate target remained unchanged throughout the period, with the federal funds rate held to a range of 0.00% to 0.25%. The FOMC has said an initial hike to the federal funds target rate may be appropriate before the end of 2015, to be followed by a very gradual normalization of monetary policy.

Portfolio allocation[7] as of August 31, 2015

The Fund was predominantly invested in adjustable-rate residential mortgage securities.

The Fund remains defensively positioned with a significant out-of-benchmark allocation to ARMs and floating-rate collateralized mortgage obligations that have frequent rate resets. In addition, we increased the Fund’s duration to approximately 0.7 years over the reporting period. We continue to find value in seasoned ARMs that have already had their rates reset with favorable prepayment characteristics.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Advantage Adjustable Rate Government Fund	7

We expect a gradual rise in short-term interest rates.

The relatively benign domestic economic conditions described above are likely to result in an increase in interest rates. We believe the FOMC is likely to raise its target rate by 0.75% to 1.00% over the next 12 months, a result which is largely reflected in the current term structure of interest rates. Should market rates diverge from the policy path we think most likely, we will be prepared to modify our duration and yield-curve posture in response to the opportunities presented. The Fund’s short duration and its heavy emphasis on floating-rate assets are expected to result in higher income as short-term rates rise.

8	Wells Fargo Advantage Adjustable Rate Government Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from March 1, 2015 to August 31, 2015.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 3-1-2015	Ending account value 8-31-2015	Expenses paid during the period[1]	Net annualized expense ratio
Class A
Actual	$1,000.00	$1,001.80	$3.73	0.74%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.48	$3.77	0.74%
Class B
Actual	$1,000.00	$998.16	$7.30	1.45%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.90	$7.38	1.45%
Class C
Actual	$1,000.00	$998.02	$7.50	1.49%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.69	$7.58	1.49%
Administrator Class
Actual	$1,000.00	$1,002.50	$3.03	0.60%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.18	$3.06	0.60%
Institutional Class
Actual	$1,000.00	$1,003.23	$2.27	0.45%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.94	$2.29	0.45%

[1]	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Summary portfolio of investments—August 31, 2015	Wells Fargo Advantage Adjustable Rate Government Fund	9

The Summary portfolio of investments shows the 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the total net assets as of the report date. The remaining securities held are grouped as “Other securities” in each category.

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Agency Securities: 93.87%
FHLMC	0.24-8.50%	1-1-2016 to 2-25-2045	$316,843,272	$334,857,745	25.52%
FHLMC ±	2.02	7-1-2034	11,303,596	11,963,007	0.91
FHLMC ±	2.39	9-1-2034	5,750,029	6,124,814	0.47
FHLMC ±	2.43	9-1-2035	7,203,669	7,663,631	0.59
FHLMC ±	2.45	6-1-2037	7,455,243	7,949,431	0.61
FHLMC ±	2.45	2-1-2035	5,740,780	6,126,882	0.47
FHLMC ±	2.45	4-1-2038	7,392,534	7,884,172	0.60
FHLMC ±	2.46	6-1-2037	7,446,519	7,957,377	0.61
FHLMC ±	2.48	1-1-2038	7,756,443	8,315,691	0.64
FHLMC ±	2.51	12-1-2034	5,601,651	5,992,920	0.46
FHLMC ±	2.53	4-1-2034	5,252,394	5,619,538	0.43
FHLMC ±	2.54	9-1-2030	10,080,026	10,693,719	0.82
FHLMC ±	2.71	2-1-2036	5,009,906	5,385,657	0.41
FHLMC ±	2.75	8-1-2030	5,602,947	5,991,240	0.46
FHLMC Series T-62 Class 1A1 ±	1.37	10-25-2044	5,775,941	5,907,026	0.45
FHLMC Series T-67 Class 1A1C ±	2.91	3-25-2036	11,682,136	12,327,387	0.94
FHLMC Series T-67 Class 2A1C ±	2.88	3-25-2036	7,259,215	7,562,207	0.58
FNMA	0.44-11.00	2-1-2016 to 12-1-2046	476,396,223	506,651,067	38.68
FNMA ±	2.04	10-1-2035	8,199,443	8,605,789	0.66
FNMA ±	2.07	12-1-2035	6,196,903	6,486,289	0.50
FNMA ±	2.26	5-1-2033	5,435,597	5,801,498	0.44
FNMA ±	2.26	2-1-2036	5,635,587	6,002,542	0.46
FNMA ±	2.29	9-1-2032	6,940,067	7,377,965	0.56
FNMA ±	2.35	5-1-2038	5,120,569	5,451,035	0.42
FNMA ±	2.35	7-1-2038	6,606,841	7,050,988	0.54
FNMA ±	2.37	9-1-2035	7,635,779	8,127,562	0.62
FNMA ±	2.38	1-1-2038	7,005,939	7,499,881	0.57
FNMA ±	2.40	8-1-2039	5,163,696	5,499,079	0.42
FNMA ±	2.40	9-1-2039	7,463,271	7,955,220	0.61
FNMA ±	2.40	12-1-2044	6,021,083	6,400,645	0.49
FNMA ±	2.40	7-1-2039	5,157,361	5,491,980	0.42
FNMA ±	2.40	8-1-2037	5,138,720	5,488,507	0.42
FNMA ±	2.40	1-1-2037	8,598,833	9,160,417	0.70
FNMA ±	2.40	12-1-2040	5,574,437	5,930,876	0.45
FNMA ±	2.41	9-1-2034	5,140,779	5,473,147	0.42
FNMA ±	2.41	2-1-2036	11,516,300	12,322,460	0.94
FNMA ±	2.41	7-1-2036	5,141,918	5,472,014	0.42
FNMA ±	2.42	12-1-2040	9,041,046	9,609,314	0.73
FNMA ±	2.42	1-1-2035	6,088,020	6,462,571	0.49
FNMA ±	2.43	12-1-2035	5,438,788	5,792,671	0.44
FNMA ±	2.46	12-1-2040	5,875,677	6,222,103	0.48
FNMA ±	2.48	2-1-2038	6,399,072	6,820,687	0.52
FNMA ±	2.50	3-1-2037	5,355,053	5,743,458	0.44
FNMA ±	2.86	11-1-2035	11,809,341	12,709,958	0.97
FNMA Series 2001-T12 Class A4 ±	3.47	8-25-2041	7,175,168	7,426,787	0.57
FNMA Series 2002-66 Class A3 ±	3.19	4-25-2042	10,703,098	11,342,287	0.87

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage Adjustable Rate Government Fund	Summary portfolio of investments—August 31, 2015

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Agency Securities (continued)
FNMA Series 2003-W18 Class 2A ±	3.46%	6-25-2043	$13,876,110	$14,905,107	1.14%
FNMA Series 2004-W12 Class 2A ±	3.43	6-25-2044	7,168,626	7,593,633	0.58
FNMA Series 2004-W15 Class 3A ±	2.69	6-25-2044	9,233,840	10,001,310	0.76
FNMA Series 2006-W1 Class 3A ±	2.18	10-25-2045	9,783,242	10,418,429	0.80
GNMA ±	2.07	8-20-2062	7,473,014	7,878,844	0.60
GNMA	0.68-9.00	5-15-2016 to 9-20-2062	8,396,596	8,703,387	0.66
Other securities				1,408,857	0.11

Total Agency Securities (Cost $1,208,326,955)				1,229,610,808	93.87

Non-Agency Mortgage-Backed Securities: 0.47%
NCUA Guaranteed Notes Program Series 2010-C1 Class A2	2.90	10-29-2020	6,121,289	6,163,354	0.47

Total Non-Agency Mortgage-Backed Securities (Cost $6,164,966)				6,163,354	0.47

	Yield		Shares
Short-Term Investments: 5.18%

Investment Companies: 5.11%
Wells Fargo Advantage Government Money Market Fund, Institutional Class (l)(u)	0.01		66,990,777	66,990,777	5.11

			Principal

U.S. Treasury Securities: 0.07%
U.S. Treasury Bill #(z)	0.01	9-17-2015	$900,000	899,999	0.07

Total Short-Term Investments (Cost $67,890,774)				67,890,776	5.18

Total investments in securities (Cost $1,282,382,695) *				1,303,664,938	99.52%
Other assets and liabilities, net				6,269,362	0.48

Total net assets				$1,309,934,300	100.00%

±	Variable rate investment. The rate shown is the rate in effect at period end.

(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

(z)	Zero coupon security. The rate represents the current yield to maturity.

*	Cost for federal income tax purposes is $1,283,147,636 and unrealized gains (losses) consists of:

Gross unrealized gains	$22,123,207
Gross unrealized losses	(1,605,905)

Net unrealized gains	$20,517,302

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—August 31, 2015	Wells Fargo Advantage Adjustable Rate Government Fund	11

Assets
Investments
In unaffiliated securities, at value (cost $1,215,391,918)	$1,236,674,161
In affiliated securities, at value (cost $66,990,777)	66,990,777

Total investments, at value (cost $1,282,382,695)	1,303,664,938
Cash	5,417,472
Principal paydown receivable	5,942,991
Receivable for Fund shares sold	164,130
Receivable for interest	3,159,567
Prepaid expenses and other assets	25,420

Total assets	1,318,374,518

Liabilities
Dividends payable	198,760
Payable for investments purchased	6,720,706
Payable for Fund shares redeemed	644,055
Management fee payable	357,897
Distribution fees payable	78,135
Administration fees payable	112,184
Accrued expenses and other liabilities	328,481

Total liabilities	8,440,218

Total net assets	$1,309,934,300

NET ASSETS CONSIST OF
Paid-in capital	$1,327,239,172
Overdistributed net investment income	(305,548)
Accumulated net realized losses on investments	(38,281,567)
Net unrealized gains on investments	21,282,243

Total net assets	$1,309,934,300

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$215,829,758
Shares outstanding – Class A1	23,727,708
Net asset value per share – Class A	$9.10
Maximum offering price per share – Class A2	$9.29
Net assets – Class B	$414,933
Shares outstanding – Class B1	45,610
Net asset value per share – Class B	$9.10
Net assets – Class C	$121,116,921
Shares outstanding – Class C1	13,314,996
Net asset value per share – Class C	$9.10
Net assets – Administrator Class	$66,036,633
Shares outstanding – Administrator Class[1]	7,260,120
Net asset value per share – Administrator Class	$9.10
Net assets – Institutional Class	$906,536,055
Shares outstanding – Institutional Class[1]	99,643,898
Net asset value per share – Institutional Class	$9.10

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/98 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage Adjustable Rate Government Fund	Statement of operations—year ended August 31, 2015

Investment income
Interest	$17,549,041
Income from affiliated securities	4,970

Total investment income	17,554,011

Expenses
Management fee	4,553,071
Administration fees
Class A	370,749
Class B	1,194
Class C	214,266
Administrator Class	88,251
Institutional Class	695,681
Shareholder servicing fees
Class A	579,296
Class B	1,663
Class C	334,791
Administrator Class	219,666
Distribution fees
Class B	5,596
Class C	1,004,371
Custody and accounting fees	102,380
Professional fees	66,077
Registration fees	98,018
Shareholder report expenses	81,347
Trustees’ fees and expenses	11,590
Other fees and expenses	61,964

Total expenses	8,489,971
Less: Fee waivers and/or expense reimbursements	(276,904)

Net expenses	8,213,067

Net investment income	9,340,944

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) on:
Unaffiliated securities	1,164,928
Futures transactions	(2,026,616)

Net realized losses on investments	(861,688)

Net change in unrealized gains (losses) on:
Unaffiliated securities	(4,742,139)
Futures transactions	282,276

Net change in unrealized gains (losses) on investments	(4,459,863)

Net realized and unrealized gains (losses) on investments	(5,321,551)

Net increase in net assets resulting from operations	$4,019,393

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo Advantage Adjustable Rate Government Fund	13

	Year ended August 31, 2015		Year ended August 31, 2014

Operations
Net investment income		$9,340,944		$10,805,581
Net realized gains (losses) on investments		(861,688)		593,005
Net change in unrealized gains (losses) on investments		(4,459,863)		3,546,510

Net increase in net assets resulting from operations		4,019,393		14,945,096

Distributions to shareholders from
Net investment income
Class A		(1,404,414)		(1,733,771)
Class B		(319)		(575)
Class C		(36,268)		(56,786)
Administrator Class		(629,900)		(875,098)
Institutional Class		(7,185,378)		(8,075,183)
Tax basis return of capital
Class A		(415,038)		(366,434)
Class B		(94)		(121)
Class C		(10,718)		(12,002)
Administrator Class		(186,151)		(184,953)
Institutional Class		(2,123,451)		(1,706,699)

Total distributions to shareholders		(11,991,731)		(13,011,622)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	4,112,767	37,551,166	7,244,221	66,263,594
Class B	4,653	42,472	3,858	35,285
Class C	248,392	2,269,918	452,217	4,137,215
Administrator Class	3,453,369	31,554,369	6,986,964	63,914,051
Institutional Class	67,145,587	613,368,221	62,792,794	574,754,504

		684,786,146		709,104,649

Reinvestment of distributions
Class A	170,092	1,552,037	193,274	1,767,656
Class B	39	359	70	646
Class C	3,834	34,986	5,609	51,307
Administrator Class	79,070	721,555	77,012	704,495
Institutional Class	751,073	6,854,023	729,403	6,672,314

		9,162,960		9,196,418

Payment for shares redeemed
Class A	(8,062,085)	(73,611,767)	(10,685,135)	(97,752,051)
Class B	(89,311)	(816,162)	(189,405)	(1,734,110)
Class C	(3,168,935)	(28,936,430)	(5,030,472)	(46,016,981)
Administrator Class	(9,860,896)	(90,104,047)	(4,667,752)	(42,695,260)
Institutional Class	(60,499,655)	(552,540,872)	(70,479,287)	(645,076,343)

		(746,009,278)		(833,274,745)

Net decrease in net assets resulting from capital share transactions		(52,060,172)		(114,973,678)

Total decrease in net assets		(60,032,510)		(113,040,204)

Net assets
Beginning of period		1,369,966,810		1,483,007,014

End of period		$1,309,934,300		$1,369,966,810

Overdistributed net investment income		$(305,548)		$(390,213)

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage Adjustable Rate Government Fund	Financial highlights

(For a share outstanding throughout each period)

	Year ended August 31
CLASS A	2015	2014	2013	2012	2011
Net asset value, beginning of period	$9.15	$9.14	$9.19	$9.12	$9.12
Net investment income	0.05	0.06	0.06	0.09	0.14
Net realized and unrealized gains (losses) on investments	(0.03)	0.02	(0.04)	0.08	0.04

Total from investment operations	0.02	0.08	0.02	0.17	0.18
Distributions to shareholders from
Net investment income	(0.05)	(0.06)	(0.07)	(0.09)	(0.13)[1]
Tax basis return of capital	(0.02)	(0.01)	(0.00)[2]	(0.01)	(0.05)[1]

Total distributions to shareholders	(0.07)	(0.07)	(0.07)	(0.10)	(0.18)
Net asset value, end of period	$9.10	$9.15	$9.14	$9.19	$9.12
Total return[3]	0.24%	0.90%	0.23%	1.84%	2.04%
Ratios to average net assets (annualized)
Gross expenses	0.79%	0.80%	0.84%	0.86%	0.88%
Net expenses	0.74%	0.74%	0.74%	0.74%	0.74%
Net investment income	0.58%	0.64%	0.71%	1.01%	1.50%
Supplemental data
Portfolio turnover rate	10%	18%	10%	9%	18%
Net assets, end of period (000s omitted)	$215,830	$251,686	$281,028	$309,827	$328,427

[1]	Calculated based upon average shares outstanding

[2]	Amount is less than $0.005.

[3]	Total return calculations do not include any sales charges.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Adjustable Rate Government Fund	15

(For a share outstanding throughout each period)

	Year ended August 31
CLASS B	2015	2014	2013	2012	2011
Net asset value, beginning of period	$9.15	$9.14	$9.19	$9.12	$9.12
Net investment income (loss)	(0.01)[1]	(0.01)[1]	(0.00)[1,2]	0.03 [1]	0.07 [1]
Net realized and unrealized gains (losses) on investments	(0.03)	0.02	(0.05)	0.07	0.05

Total from investment operations	(0.04)	0.01	(0.05)	0.10	0.12
Distributions to shareholders from
Net investment income	(0.01)	(0.00)[2]	(0.00)[2]	(0.03)	(0.07)[1]
Tax basis return of capital	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.05)[1]

Total distributions to shareholders	(0.01)	(0.00)[2]	(0.00)[2]	(0.03)	(0.12)
Net asset value, end of period	$9.10	$9.15	$9.14	$9.19	$9.12
Total return[3]	(0.49)%	0.15%	(0.52)%	1.08%	1.28%
Ratios to average net assets (annualized)
Gross expenses	1.51%	1.55%	1.60%	1.61%	1.63%
Net expenses	1.47%	1.49%	1.49%	1.49%	1.49%
Net investment income (loss)	(0.14)%	(0.11)%	(0.03)%	0.27%	0.81%
Supplemental data
Portfolio turnover rate	10%	18%	10%	9%	18%
Net assets, end of period (000s omitted)	$415	$1,192	$2,886	$6,660	$14,911

[1]	Calculated based upon average shares outstanding

[2]	Amount is less than $0.005.

[3]	Total return calculations do not include any sales charges.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage Adjustable Rate Government Fund	Financial highlights

(For a share outstanding throughout each period)

	Year ended August 31
CLASS C	2015	2014	2013	2012	2011
Net asset value, beginning of period	$9.15	$9.14	$9.19	$9.12	$9.12
Net investment income (loss)	(0.01)[1]	(0.01)[1]	(0.00)[1,2]	0.02 [1]	0.06
Net realized and unrealized gains (losses) on investments	(0.04)	0.02	(0.05)	0.08	0.06

Total from investment operations	(0.05)	0.01	(0.05)	0.10	0.12
Distributions to shareholders from
Net investment income	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.03)	(0.07)[1]
Tax basis return of capital	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.05)[1]

Total distributions to shareholders	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.03)	(0.12)
Net asset value, end of period	$9.10	$9.15	$9.14	$9.19	$9.12
Total return[3]	(0.51)%	0.15%	(0.52)%	1.08%	1.28%
Ratios to average net assets (annualized)
Gross expenses	1.54%	1.55%	1.59%	1.61%	1.63%
Net expenses	1.49%	1.49%	1.49%	1.49%	1.49%
Net investment income (loss)	(0.16)%	(0.11)%	(0.04)%	0.26%	0.74%
Supplemental data
Portfolio turnover rate	10%	18%	10%	9%	18%
Net assets, end of period (000s omitted)	$121,117	$148,523	$190,110	$248,392	$296,645

[1]	Calculated based upon average shares outstanding

[2]	Amount is less than $0.005.

[3]	Total return calculations do not include any sales charges.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Adjustable Rate Government Fund	17

(For a share outstanding throughout each period)

	Year ended August 31
ADMINISTRATOR CLASS	2015	2014	2013	2012	2011
Net asset value, beginning of period	$9.15	$9.14	$9.19	$9.12	$9.12
Net investment income	0.06	0.07	0.08	0.11	0.14 [1]
Net realized and unrealized gains (losses) on investments	(0.03)	0.03	(0.05)	0.07	0.06

Total from investment operations	0.03	0.10	0.03	0.18	0.20
Distributions to shareholders from
Net investment income	(0.06)	(0.07)	(0.08)	(0.10)	(0.15)[1]
Tax basis return of capital	(0.02)	(0.02)	(0.00)[2]	(0.01)	(0.05)[1]

Total distributions to shareholders	(0.08)	(0.09)	(0.08)	(0.11)	(0.20)
Net asset value, end of period	$9.10	$9.15	$9.14	$9.19	$9.12
Total return	0.38%	1.05%	0.37%	1.98%	2.18%
Ratios to average net assets (annualized)
Gross expenses	0.72%	0.73%	0.77%	0.79%	0.78%
Net expenses	0.60%	0.60%	0.60%	0.60%	0.60%
Net investment income	0.72%	0.78%	0.85%	1.14%	1.49%
Supplemental data
Portfolio turnover rate	10%	18%	10%	9%	18%
Net assets, end of period (000s omitted)	$66,037	$124,345	$102,284	$112,319	$34,946

[1]	Calculated based upon average shares outstanding

[2]	Amount is less than $0.005.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage Adjustable Rate Government Fund	Financial highlights

(For a share outstanding throughout each period)

	Year ended August 31
INSTITUTIONAL CLASS	2015	2014	2013	2012	2011
Net asset value, beginning of period	$9.15	$9.14	$9.19	$9.12	$9.12
Net investment income	0.08	0.08	0.09 [1]	0.12 [1]	0.15
Net realized and unrealized gains (losses) on investments	(0.03)	0.03	(0.04)	0.07	0.06

Total from investment operations	0.05	0.11	0.05	0.19	0.21
Distributions to shareholders from
Net investment income	(0.08)	(0.08)	(0.10)	(0.11)	(0.16)[1]
Tax basis return of capital	(0.02)	(0.02)	(0.00)[2]	(0.01)	(0.05)[1]

Total distributions to shareholders	(0.10)	(0.10)	(0.10)	(0.12)	(0.21)
Net asset value, end of period	$9.10	$9.15	$9.14	$9.19	$9.12
Total return	0.52%	1.19%	0.50%	2.09%	2.30%
Ratios to average net assets (annualized)
Gross expenses	0.46%	0.47%	0.51%	0.53%	0.55%
Net expenses	0.46%	0.46%	0.47%	0.49%	0.49%
Net investment income	0.87%	0.93%	0.98%	1.25%	1.72%
Supplemental data
Portfolio turnover rate	10%	18%	10%	9%	18%
Net assets, end of period (000s omitted)	$906,536	$844,221	$906,698	$686,587	$597,521

[1]	Calculated based upon average shares outstanding

[2]	Amount is less than $0.005.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements	Wells Fargo Advantage Adjustable Rate Government Fund	19

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Advantage Adjustable Rate Government Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Futures contracts

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

20	Wells Fargo Advantage Adjustable Rate Government Fund	Notes to financial statements

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. U.S. generally accepted accounting principles require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. The primary permanent difference causing such reclassifications is due to expiration of capital loss carryforwards. At August 31, 2015, as a result of permanent book-to-tax differences, the following reclassification adjustments were made on the Statement of Assets and Liabilities:

Paid-in capital	Accumulated net realized losses on investments
$(18,541,278)	$18,541,278

As of August 31, 2015, capital loss carryforwards available to offset future net realized capital gains were as follows through the indicated expiration dates:

				No expiration
2016	2017	2018	2019	Short-term	Long-term
$10,766,785	$24,262,054	$1,705,150	$66,443	$169,319	$57,466

As of August 31, 2015, the Fund had current year deferred post-October capital losses consisting of $489,409 in short-term losses which will be recognized on the first day of the following fiscal year.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the

Notes to financial statements	Wells Fargo Advantage Adjustable Rate Government Fund	21

lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of August 31, 2015:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Agency securities	$0	$1,229,610,808	$0	$1,229,610,808

Non-agency mortgage-backed securities	0	6,163,354	0	6,163,354

Short-term investments
Investment companies	66,990,777	0	0	66,990,777
U.S. Treasury securities	899,999	0	0	899,999
	$67,890,776	$1,235,774,162	$0	$1,303,664,938

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At August 31, 2015, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the applicable subadviser, providing fund-level administrative services in connection with the Fund’s operations, and providing any other fund-level administrative services reasonably necessary for the operation of the Fund. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.35% and declining to 0.255% as the average daily net assets of the Fund increase.

Prior to July 1, 2015, Funds Management provided advisory services pursuant to an investment advisory agreement and was entitled to receive an annual fee which started at 0.30% and declined to 0.225% as the average daily net assets of the Fund increased. In addition, fund-level administrative services were provided by Funds Management under a separate administration agreement at an annual fee which started at 0.05% and declined to 0.03% as the average daily net assets of the Fund increased. For financial statement purposes, the advisory fee and fund-level administration fee for the year ended August 31, 2015 have been included in management fee on the Statement of Operations.

For the year ended August 31, 2015, the management fee was equivalent to an annual rate of 0.34% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.20% and declining to 0.10% as the average daily net assets of the Fund increase.

22	Wells Fargo Advantage Adjustable Rate Government Fund	Notes to financial statements

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee
Class A, Class B, Class C	0.16%
Administrator Class	0.10
Institutional Class	0.08

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through December 31, 2015 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.74% for Class A shares, 1.49% for Class B shares, 1.49% for Class C shares, 0.60% for Administrator Class shares, and 0.46% for Institutional Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fees

The Trust has adopted a distribution plan for Class B and Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class B and Class C shares. For the year ended August 31, 2015, Funds Distributor received $1,616 from the sale of Class A shares and $792 and $1,086 in contingent deferred sales charges from redemptions of Class A and Class C shares, respectively.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class B, Class C, and Administrator Class of the Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the year ended August 31, 2015 were $266,222,788 and $129,419,228, respectively.

6. DERIVATIVE TRANSACTIONS

During the year ended August 31, 2015, the Fund entered into futures contracts to speculate on interest rates and to help manage the duration of the portfolio.

As of August 31, 2015, the Fund did not have any open futures contracts. The Fund had an average notional amount of $72,372,027 in short futures contracts during the year ended August 31, 2015.

The realized losses and change in unrealized gains (losses) on futures contracts are reflected in the Statement of Operations.

7. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds in the Trust) and Wells Fargo Variable Trust are parties to a $150,000,000 revolving credit agreement, whereby the Fund is permitted to use bank borrowings for

Notes to financial statements	Wells Fargo Advantage Adjustable Rate Government Fund	23

temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating fund. For the year ended August 31, 2015, the Fund paid $488 in commitment fees.

For the year ended August 31, 2015, there were no borrowings by the Fund under the agreement.

8. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the years ended August 31, 2015 and August 31, 2014 were as follows:

	Year ended August 31
	2015	2014
Ordinary income	$9,256,279	$10,741,413
Tax basis return of capital	2,735,452	2,270,209

As of August 31, 2015, the components of distributable earnings on a tax basis were as follows:

Unrealized gains	Post-October capital losses deferred	Capital loss carryforward
$20,517,302	$(489,409)	$(37,027,217)

9. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

24	Wells Fargo Advantage Adjustable Rate Government Fund	Report of independent registered public accounting firm

BOARD OF TRUSTEES AND SHAREHOLDERS OF WELLS FARGO FUNDS TRUST:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments and the summary portfolio of investments, of the Wells Fargo Advantage Adjustable Rate Government Fund (the “Fund”), one of the funds constituting the Wells Fargo Funds Trust, as of August 31, 2015, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2015, by correspondence with the custodian and brokers, or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Wells Fargo Advantage Adjustable Rate Government Fund as of August 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

October 22, 2015

Other information (unaudited)	Wells Fargo Advantage Adjustable Rate Government Fund	25

TAX INFORMATION

For the fiscal year ended August 31, 2015, $9,315,901 has been designated as interest-related dividends for nonresident alien shareholders pursuant to Section 871 of the Internal Revenue Code.

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargoadvantagefunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

26	Wells Fargo Advantage Adjustable Rate Government Fund	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo Advantage family of funds, which consists of 133 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other public company or investment company directorships during past 5 years
William R. Ebsworth (Born 1957)	Trustee, since 2015**	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director at Fidelity Management and Research Company and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. in Boston, Tokyo, and Hong Kong where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Mr. Ebsworth is a CFA® charterholder and an Adjunct Lecturer, Finance, at Babson College.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015**	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is Chair of Taproot Foundation (non-profit organization), a Board Member of Ruth Bancroft Garden (non-profit organization) and an inactive chartered financial analyst.	Asset Allocation Trust; Harding Loevner Funds; Russell Exchange Traded Funds Trust
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Mr. Harris is a certified public accountant.	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust

Other information (unaudited)	Wells Fargo Advantage Adjustable Rate Government Fund	27

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other public company or investment company directorships during past 5 years
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

**	William R. Ebsworth and Jane A. Freeman each became a Trustee effective January 1, 2015.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank N.A. from 1996 to 2013.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Executive Vice President of Wells Fargo Funds Management, LLC since 2014, Senior Vice President and Chief Compliance Officer from 2007 to 2014.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 72 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 61 funds and Assistant Treasurer of 72 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

28	Wells Fargo Advantage Adjustable Rate Government Fund	Other information (unaudited)

BOARD CONSIDERATION OF INVESTMENT ADVISORY, INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS:

Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment advisory and sub-advisory agreements. In this regard, at an in-person meeting held on May 19-20, 2015 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for Wells Fargo Advantage Adjustable Rate Government Fund (the “Fund”): (i) an investment advisory agreement (the “Advisory Agreement”) with Wells Fargo Funds Management, LLC (“Funds Management”); (ii) an investment management agreement (the “Management Agreement”) with Funds Management; and (iii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Wells Capital Management Incorporated (the “Sub-Adviser”), an affiliate of Funds Management. The Management Agreement combines the terms of the Advisory Agreement with the terms of the Fund’s Amended and Restated Administration Agreement (the “Administration Agreement”) applicable to Fund-level administrative services. The Advisory Agreement, the Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at an in-person meeting in March 2015, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. Also, the Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2015. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board unanimously approved the continuation of the Advisory Agreement for the period from June 1, 2015 through June 30, 2015, approved the Management Agreement for the period from July 1, 2015 through May 31, 2016, and approved the continuation of the Sub-Advisory Agreement for a one-year term through May 31, 2016. The Board also determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and the Sub-Adviser under the Advisory Agreements. This information included, among other things, a summary of the background and experience of senior management of Funds Management, and the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund. The Board noted that the services to be provided to the Fund pursuant to the Management Agreement combined the advisory services previously provided to the Fund pursuant to the Fund’s Advisory Agreement with the Fund-level administrative services previously provided to the Fund pursuant to the Fund’s Administration Agreement. The Board received a representation from Funds Management that combining these services would not result in any change to the nature or level of services provided by Funds Management to the Fund.

The Board evaluated the ability of Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance

Other information (unaudited)	Wells Fargo Advantage Adjustable Rate Government Fund	29

programs and compliance records of Funds Management and the Sub-Adviser. In addition, the Board took into account the full range of services provided to the Fund by Funds Management and its affiliates.

Fund performance and expenses

The Board considered the performance results for the Fund over various time periods ended March 31, 2015. The Board considered these results in comparison to the performance of funds in a universe that was determined by Lipper Inc. (“Lipper”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Lipper is an independent provider of investment company data. The Board received a description of the methodology used by Lipper to select the mutual funds in the performance Universe. The Board noted that the performance of the Fund (Class A) was higher than or equal to the average performance of the Universe for all periods under review except for the first quarter of 2015. The Board also noted that the performance of the Fund was higher than or in range of its benchmark, the Barclays 6-Month Treasury Bill Index, for all periods under review.

The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees (which reflect fee waivers, if any, and include advisory, administration and transfer agent fees), custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Lipper to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Lipper to select the mutual funds in the expense Groups and an explanation of how funds comprising expense groups and their expense ratios may vary from year-to-year. Based on the Lipper reports, the Board noted that the net operating expense ratios of the Fund were lower than or in range of the median net operating expense ratios of the expense Groups.

The Board took into account the Fund performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreement and Sub-Advisory Agreement and approve the Management Agreement.

Investment advisory and sub-advisory fee rates

The Board reviewed and considered the contractual investment advisory fee rates that are payable by the Fund to Funds Management for investment advisory services (the “Advisory Agreement Rates”), both on a stand-alone basis and on a combined basis with the Fund’s fund-level and class-level contractual administration fee rates (the “Management Rates”). The Board noted that the Management Rates include transfer agency and sub-transfer agency costs. The Board also noted that the fee rate to be paid by the Fund under the Management Agreement will incorporate the advisory fee and Fund-level administration fee previously payable separately by the Fund under the Fund’s Advisory Agreement and Administration Agreement with Funds Management. The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to the Sub-Adviser for investment sub-advisory services (the “Sub-Advisory Agreement Rates”).

Among other information reviewed by the Board was a comparison of the Management Rates of the Fund with those of other funds in the expense Groups at a common asset level. The Board noted that the Management Rates of the Fund were lower than or in range of the average rates for the Fund’s expense Groups for all share classes.

The Board also received and considered information about the portion of the total advisory fee that was retained by Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by the Sub-Adviser, and about Funds Management’s on-going oversight services. However, given the affiliation between Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of the advisory fee between them.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing mutual funds compared with those associated with managing assets of non-mutual fund clients such as collective funds or institutional separate accounts.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Funds Management under the Management Agreement and Advisory Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable, in light of the services covered by the Advisory Agreements.

30	Wells Fargo Advantage Adjustable Rate Government Fund	Other information (unaudited)

Profitability

The Board received and considered information concerning the profitability of Funds Management, as well as the profitability of Wells Fargo as a whole, from providing services to the Fund and the fund family as a whole. The Board also received and considered information concerning the profitability of the Sub-Adviser from providing services to the fund family as a whole, noting that the Sub-Adviser’s profitability information with respect to providing services to the Fund was subsumed in the Wells Fargo profitability analysis.

Funds Management reported on the methodologies and estimates used in calculating profitability. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size and type of fund. Based on its review, the Board did not deem the profits reported by Funds Management or Wells Fargo from its services to the Fund to be at a level that would prevent it from approving the continuation of the Advisory Agreements.

Economies of scale

With respect to possible economies of scale, the Board noted the existence of breakpoints in the Fund’s advisory and management fee structures, and the Fund’s administration fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size. It considered that, for a small fund or a fund that shrinks in size, breakpoints conversely can result in higher fee levels. The Board also considered that fee waiver and expense reimbursement arrangements and competitive fee rates at the outset are means of sharing potential economies of scale with shareholders of the Fund and the fund family as a whole. The Board considered Funds Management’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments that Funds Management incurs across the fund family as a whole.

The Board concluded that the Fund’s fee and expense arrangements, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.

Other benefits to Funds Management and the Sub-Adviser

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that various affiliates of Funds Management may receive distribution-related fees, shareholder servicing payments and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser, fees earned by Funds Management and the Sub-Adviser from managing a private investment vehicle for the fund family’s securities lending collateral and commissions earned by an affiliated broker from portfolio transactions.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.

Conclusion

At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreement for the period from June 1, 2015 through June 30, 2015, approved the Management Agreement for the period from July 1, 2015 through May 31, 2016, and approved the continuation of the Sub-Advisory Agreement for a one-year term through May 31, 2016. The Board also determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable.

List of abbreviations	Wells Fargo Advantage Adjustable Rate Government Fund	31

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Colombian peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2015 Wells Fargo Funds Management, LLC. All rights reserved.

236800 10-15 A215/AR215 08-15

Wells Fargo Advantage

Conservative Income Fund

Annual Report

August 31, 2015

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Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of August 31, 2015, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Advantage Conservative Income Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Major central banks continued to inject liquidity into global banks and markets through various accommodative monetary policies, including quantitative easing.

Dear Valued Shareholder:

We are pleased to offer you this annual report for the Wells Fargo Advantage Conservative Income Fund for the 12-month period that ended August 31, 2015. The period was marked by low interest rates, low oil prices, and moderate U.S. economic growth. Short-term investment-grade bonds, as measured by the Barclays U.S. 1–3 Year Government/Credit Bond Index,1 returned 0.81% during the period. Meanwhile, strong demand for high-quality, liquid assets kept returns on Treasury bills more modest; the Barclays 6-Month Treasury Bill Index2 returned 0.15% during the period.

Major central banks continued to provide stimulus.

Major central banks continued to inject liquidity into global banks and markets through various accommodative monetary policies, including quantitative easing. In the U.S., the Federal Reserve (Fed) kept its key interest rate near zero in order to support the economy and the financial system. However, it set expectations for it to begin normalizing monetary policy with higher target ranges for the federal funds rate.

Meanwhile, European markets continued to benefit from the European Central Bank’s (ECB’s) willingness to maintain low interest rates. In addition to its targeted longer-term refinancing operations that are designed to increase bank lending, the ECB expanded its quantitative easing program to include the purchase of eurozone government bonds. In Japan, the Bank of Japan maintained an aggressive monetary program aimed at combating deflation.

Economic growth was moderate, and oil prices plummeted.

U.S. economic growth advanced during the reporting period, the unemployment rate ticked lower to 5.1% as of August 2015, and inflation remained below the Fed’s longer-run objective of a 2% pace. The period was also marked by lower oil prices, which began the reporting period near $90 per barrel but declined to $46 per barrel at the end of August 2015. While lower oil prices benefited consumers of oil products, the lower prices pressured companies within the energy sector.

Bond yields rose but remained low by historical standards.

Short-term interest rates increased during the reporting period, with a flattening in the shape of the short-term yield curve. During this time frame, 1-year Treasury bills rose 29 basis points (bps; 100 bps equals 1.00%) to yield 0.38%, 2-year Treasury note yields rose 21 bps to yield 0.74%, and 3-year Treasury note yields rose only 8 bps to yield 1.05%. Meanwhile, ultra-short-term yields were little changed at ultralow levels, anchored by the easy monetary policy.

Since the end of the financial crisis, structural changes in the fixed-income markets have reduced trading liquidity (the degree to which assets can be bought or sold without affecting the price). New regulations and capital requirements have caused traditional liquidity suppliers (banks and broker/dealers) to be more risk-averse and hold less inventory. Meanwhile, corporate-debt issuance has spiked as companies finance themselves at record-low yields, bond mutual funds hold

[1]	The Barclays U.S. 1–3 Year Government/Credit Bond Index is the one- to three-year component of the Barclays U.S. Government/Credit Bond Index that includes securities in the Government and Credit Indexes. The Government Index includes Treasuries (that is, public obligations of the U.S. Treasury that have remaining maturities of more than one year) and agencies (that is, publicly issued debt of U.S. government agencies, quasi-federal corporations, and corporate or foreign debt guaranteed by the U.S. government).The Credit Index includes publicly issued U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity, and quality requirements. You cannot invest directly in an index.

[2]	The Barclays 6-Month Treasury Bill Index tracks the performance and attributes of recently issued 6-month U.S. Treasury bills. The index follows Barclays’ monthly rebalancing conventions. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Advantage Conservative Income Fund	3

larger amounts of this new debt supply, trading volumes are lower, and large-size trades are more difficult to execute. However, fixed-income markets appear to have functioned well over the past year with sufficient liquidity and muted volatility.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Advantage Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest in Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future.

Notice to shareholders

At a meeting held on August 11–12, 2015, the Board of Trustees of the Fund approved a change in the name of the Fund whereby the word “Advantage” will be removed from its name, effective December 15, 2015.

For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

4	Wells Fargo Advantage Conservative Income Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks current income consistent with capital preservation.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Andrew M. Greenberg, CFA

Anthony J. Melville, CFA

Jeffrey L. Weaver, CFA

Average annual total returns (%) as of August 31, 2015

					Expense ratios[1] (%)
	Inception date	1 year	Since inception		Gross	Net[2]
Institutional Class (WCIIX)	5-31-2013	0.28	0.46		0.43	0.27
Barclays 6-9 Month Treasury Bill Index[3]	–	0.13	0.12	*	–	–
*	Based on inception date of Institutional Class.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

Institutional Class Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest-rate changes and their impact on the fund and its share price can be sudden and unpredictable. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The use of derivatives may reduce returns and/or increase volatility. The Fund is exposed to foreign investment risk, mortgage- and asset-backed securities risk, and municipal securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Advantage Conservative Income Fund	5

Growth of $1,000,000 investment[4] as of August 31, 2015

[1]	Reflects the expense ratios as stated in the most recent prospectus. The expense ratios shown are subject to change and may differ from the annualized expense ratio shown in the financial highlights of this report.

[2]	The manager has contractually committed through December 31, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver at the amount shown. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower.

[3]	The Barclays 6–9 Month Treasury Bill Index includes all publicly issued zero-coupon U.S. Treasury bills that have a remaining maturity of less than nine months and more than six, are rated investment-grade, and have $250 million or more of outstanding face value. You cannot invest directly in an index.

[4]	The chart compares the performance of Institutional Class shares since inception with the performance of the Barclays 6–9 Month Treasury Bill Index. The chart assumes a hypothetical investment of $1,000,000 in Institutional Class shares and reflects all operating expenses.

[5]	The ten largest holdings, excluding cash and cash equivalents, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[6]	The BofA Merrill Lynch U.S. Fixed-Rate Asset-Backed Securities, AAA Rated, 1–3 Year Index is an unmanaged index that generally tracks the performance of AAA-rated asset-backed securities with maturities between one and three years. You cannot invest directly in an index.

[7]	Amounts are calculated based on the total long-term investments of the Fund. These amounts are subject to change and may have changed since the date specified.

6	Wells Fargo Advantage Conservative Income Fund	Performance highlights (unaudited)

MANAGER’S DISCUSSION

Fund highlights

■	The Fund outperformed its benchmark, the Barclays 6–9 Month Treasury Bill Index, for the 12-month period that ended August 31, 2015. Fund performance was driven by an emphasis on yield-advantaged sectors.

■	The portfolio is primarily invested in yield-advantaged securities and all of the sectors added to the performance of the Fund. Asset-backed securities (ABS), municipals, and sovereign bonds had the highest returns over the past year. The allocation to corporate bonds, the largest sector represented in the Fund, and commercial paper, used for liquidity purposes, both contributed to relative results.

■	In order to minimize the Fund’s price volatility with the U.S. Federal Reserve (Fed) on the verge of entering a tightening cycle, we shortened the Fund’s duration even further from 0.56 years to 0.38 years. We believe it is likely that the Fed will begin tightening monetary policy by the end of 2015 or shortly thereafter. We expect interest-rate increases to occur at a slower pace than previous tightening cycles, and this should serve to limit the impact on the portfolio.

■	While the portfolio’s duration was reduced in anticipation of higher rates, the longer corporate positions in both fixed-rate (maturities between one and one and a half years) and floating-rate (final maturities between two and three years) generally underperformed versus the benchmark.

Ten largest holdings[5] (%) as of August 31, 2015
North Carolina Eastern Municipal Power Agency, 1.09%, 7-1-2016	1.72
Kentucky Municipal Power Agency Series B002, 0.54%, 9-1-2037	1.48
ING Bank NV, 2.00%, 9-25-2015	1.44
BAT International Finance plc, 0.80%, 6-15-2018	1.31
Volkswagen Auto Lease Trust Series 2014-A Class A3, 0.80%, 4-20-2017	1.27
Citibank Credit Card Issuance Trust Series 2013-A3 Class A3, 1.11%, 7-23-2018	1.26
Golden Credit Card Trust Series 2012-2A Class A1, 1.77%, 1-15-2019	1.20
Honda Auto Receivables Owner Trust Series 2015-3 Class A2, 0.92%, 11-20-2017	1.19
JPMorgan Chase & Company, 0.84%, 2-15-2017	1.19
Wesfarmers Limited, 2.98%, 5-18-2016	1.14

We found value in ABS.

The ABS sector had the highest return among the sectors within the Fund. The BofA Merrill Lynch U.S. Fixed-Rate Asset-Backed Securities, AAA Rated, 1-3 Year Index6 returned 34 basis points (bps; 100 bps equals 1.00%) of excess return versus comparable-maturity Treasuries. We favored AAA-rated short-dated tranches (one-year weighted average life) across ABS sectors, with particular emphasis on senior classes in the equipment and prime auto-related ABS sectors.

Corporate bonds with maturities greater than one year underperformed comparable-maturity Treasuries over the past 12 months due to heavy new issuance and the expectation of higher interest rates. Another factor pressuring corporate bonds was an emphasis on increasing shareholder value, which in turn caused higher leverage, most notably in industrial issuers. Within the Fund, we focused on shorter-term corporate notes as well as floating-rate notes, both of which offered better performance than longer-dated corporates. A majority of the Fund’s corporate exposure was in the bank and finance issues, which outperformed similarly rated industrials.

Portfolio allocation[7] as of August 31, 2015

We decreased duration due to concerns about higher interest rates.

Short-term interest rates increased during the reporting period, with a flattening in the shape of the short-term yield curve. During the 12-month period that ended August 31, 2015, 1-year Treasury bills rose 29 bps to yield 0.38%, 2-year Treasury note yields rose 21 bps to yield 0.74%, and 3-year Treasury note yields rose only 8 bps to yield 1.05%.

We decreased the Fund’s duration from 0.56 years to 0.38 years over the past 12 months, and the Fund benefited as rates moved higher. Additionally, the Fed appeared ready to increase the federal funds target rate by the end of 2015, which could cause interest rates in the front end of the yield curve (out to three years) to move higher.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Advantage Conservative Income Fund	7

The Fund’s allocation to the sectors we emphasize (commercial paper, ABS, municipal securities, and corporate bonds) remained stable during the year. However, we shortened the portfolio by investing in securities that generally had less than one and a half years’ maturity. Short-term, high-grade corporate yields widened relative to comparable-maturity Treasury yields over the past year, which led to the underperformance of that sector. The Fund benefited from the ABS sector and floating-rate corporate notes, both of which had positive returns versus Treasuries.

We see opportunities ahead.

Looking forward, we will continue to seek to protect the portfolio from a rising rate environment by maintaining duration below 0.5 years and limiting exposure to securities with maturities longer than 18 months. This should help mitigate the effect of higher interest rates on the Fund’s net asset value. An improving economy should prove beneficial to corporate bond investments. We will continue to rely on our credit research capabilities in order to avoid credit downgrades from companies engaging in merger and acquisition activity or other leveraging events. Investments in banks and finance companies continue to look attractive to us as well as investments in ABS. AAA-rated ABS are secured, bankruptcy-remote investments that offer attractive return potential as well as strong credit fundamentals.

Please see footnotes on page 5.

8	Wells Fargo Advantage Conservative Income Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur ongoing costs and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from March 1, 2015 to August 31, 2015.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.

	Beginning account value 3-1-2015	Ending account value 8-31-2015	Expenses paid during the period[1]	Net annualized expense ratio
Institutional Class
Actual	$1,000.00	$1,002.30	$1.36	0.27%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.84	$1.38	0.27%

[1]	Expenses paid is equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—August 31, 2015	Wells Fargo Advantage Conservative Income Fund	9

Security name	Interest rate	Maturity date	Principal	Value

Asset-Backed Securities: 21.94%
Ally Auto Receivables Trust Series 2014-3 Class A2	0.81%	9-15-2017	$905,201	$905,574
Bank of the West Auto Trust Series 2014-1 Class A2 144A	0.69	7-17-2017	2,274,073	2,273,177
BMW Vehicle Lease Trust Series 2014-1 Class A2	0.45	3-21-2016	85,000	84,986
California Republic Auto Receivables Trust Series 2014-3 Class A3	1.09	11-15-2018	1,500,000	1,497,798
Capital One Multi Asset Execution Trust Series 2006-A3 Class A3	5.05	12-17-2018	1,805,000	1,840,952
CarMax Auto Owner Trust Series 2014-4 Class A2A	0.67	2-15-2018	2,455,406	2,454,176
CarMax Auto Owner Trust Series 2015-2 Class A2A	0.82	6-15-2018	500,000	499,711
Citibank Credit Card Issuance Trust Series 2013-A3 Class A3	1.11	7-23-2018	4,220,000	4,228,592
Fifth Third Auto Trust Series 2014-1 Class A3	0.68	4-16-2018	1,856,305	1,854,874
Ford Credit Auto Lease Trust Series 2013-B Class A3	0.76	9-15-2016	374,702	374,732
Ford Credit Auto Lease Trust Series 2014-A Class A3	0.68	4-15-2017	900,000	899,421
Ford Credit Auto Lease Trust Series 2015-A Class A2A	0.79	12-15-2017	2,000,000	2,000,906
Ford Credit Auto Lease Trust Series 2015-A Class A2A	0.81	1-15-2018	1,000,000	999,763
GE Equipment Transportation LLC Series 2015-1 Class A2	0.89	11-24-2017	1,825,000	1,826,119
GM Financial Automobile Leasing Trust Series 2014-1A Class A2 144A	0.61	7-20-2016	650,951	650,548
GM Financial Automobile Leasing Trust Series 2014-2A Class A3 144A	1.22	1-22-2018	2,500,000	2,502,498
GM Financial Automobile Leasing Trust Series 2015-2 Class A2A	1.18	4-20-2018	1,000,000	1,001,771
Golden Credit Card Trust Series 2012-2A Class A1 144A	1.77	1-15-2019	4,000,000	4,033,148
Honda Auto Receivables Owner Trust Series 2015-3 Class A2	0.92	11-20-2017	4,000,000	4,000,356
Hyundai Auto Lease Securitization Trust Series 2013-B Class A3 144A	0.98	10-17-2016	1,063,144	1,063,572
Hyundai Auto Lease Securitization Trust Series 2015-A Class A2 144A	1.00	10-16-2017	1,000,000	1,000,349
Hyundai Auto Receivables Trust Series 2012-C Class A3	0.53	4-17-2017	106,438	106,423
John Deere Owner Trust Series 2015-A Class A2A	0.87	2-15-2018	2,000,000	1,999,092
Leaf II Receivables Funding LLC Series 2015-1 Class A2 144A	1.13	3-15-2017	3,500,000	3,493,042
M&T Bank Auto Receivables Trust Series 2013-1A Class A3 144A	1.06	11-15-2017	630,992	631,198
Mercedes-Benz Auto Lease Trust Series 2013-B Class A3	0.62	7-15-2016	311,369	311,327
MMAF Equipment Finance LLC Series 2014-AA Class A2 144A	0.52	4-10-2017	1,431,666	1,429,658
MMAF Equipment Finance LLC Series 2015-AA Class A2 144A	0.96	9-18-2017	2,200,000	2,196,218
Nissan Auto Lease Trust Series 2013-B Class A3	0.75	6-15-2016	558,572	558,520
Nissan Auto Lease Trust Series 2014-A Class A2A	0.48	9-15-2016	2,029,610	2,028,433
Oscar US Funding Trust Series 2015-1A Class A2A 144A	1.30	2-15-2018	3,000,000	3,012,564
Penarth Master Issuer Series 2013-1A Class A1 144A±	0.59	11-18-2017	2,000,000	1,999,826
Porsche Innovative Lease Owner Trust Series 2015-1 Class A2 144A	0.79	11-21-2017	1,000,000	1,000,055
Smart Trust Series 2013-2US Class A3A	0.83	1-14-2017	1,120,486	1,119,524
Smart Trust Series 2014-1US Class A2A	0.58	7-14-2016	101,713	101,699
Smart Trust Series 2015-1US Class A2A	0.99	8-14-2017	1,880,000	1,881,359
SunTrust Auto Receivables Trust Series 2015-1A Class A2 144A	0.99	6-15-2018	2,000,000	1,994,984
Toyota Auto Receivables Owner Trust Series 2015-C Class A2A	0.92	2-15-2018	3,700,000	3,701,706
Volkswagen Auto Lease Trust Series 2014-A Class A3	0.80	4-20-2017	4,265,000	4,264,002
Volkswagen Auto Lease Trust Series 2014-A Class A2A	0.52	10-20-2016	305,655	305,551
Volkswagen Auto Lease Trust Series 2015-A Class A2A	0.87	6-20-2017	958,644	958,553
Volvo Financial Equipment LLC Series 2014-1A Class A2 144A	0.54	11-15-2016	896,497	896,229
World Omni Automobile Lease Series 2015-A Class A2A	1.06	5-15-2018	2,900,000	2,899,081
World Omni Automobile Receivables Trust Series 2015-A Class A2A	0.79	7-16-2018	976,467	976,052

Total Asset-Backed Securities (Cost $73,861,406)				73,858,119

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage Conservative Income Fund	Portfolio of investments—August 31, 2015

Security name	Interest rate	Maturity date	Principal	Value

Corporate Bonds and Notes: 23.52%

Consumer Discretionary: 0.75%

Specialty Retail: 0.75%
Lowe’s Companies Incorporated	2.13%	4-15-2016	$2,500,000	$2,518,410

Financials: 19.96%

Banks: 10.06%
Bank of America Corporation ±	0.73	6-5-2017	1,000,000	997,388
Bank of America Corporation ±	0.78	2-14-2017	1,890,000	1,888,038
Branch Banking & Trust Company ±	0.61	9-13-2016	1,050,000	1,050,531
Branch Banking & Trust Company	5.63	9-15-2016	250,000	260,948
Branch Banking & Trust Corporation	3.95	4-29-2016	1,884,000	1,921,433
Capital One NA ±	0.98	2-5-2018	1,500,000	1,496,931
Citigroup Incorporated ±	0.82	3-10-2017	1,350,000	1,346,724
Citigroup Incorporated ±	1.00	11-15-2016	500,000	501,740
Citigroup Incorporated ±	1.18	7-30-2018	900,000	900,201
Citigroup Incorporated ±	1.26	7-25-2016	500,000	501,195
Credit Suisse New York ±	0.98	4-27-2018	2,500,000	2,477,070
Credit Suisse New York ±	0.98	1-29-2018	1,750,000	1,746,465
Fifth Third Bank	0.90	2-26-2016	2,300,000	2,300,041
HSBC USA Incorporated ±	1.08	8-7-2018	2,000,000	1,996,482
JPMorgan Chase & Company ±	0.84	2-15-2017	4,000,000	3,994,656
JPMorgan Chase & Company	1.10	10-15-2015	375,000	375,263
Merrill Lynch & Company Incorporated	5.30	9-30-2015	595,000	596,936
MUFG Union Bank NA ±	1.03	9-26-2016	1,625,000	1,628,356
PNC Bank NA ±	0.60	8-1-2017	1,650,000	1,642,339
PNC Bank NA ±	0.70	6-1-2018	500,000	497,294
PNC Bank NA	1.13	1-27-2017	750,000	747,174
PNC Bank NA	1.30	10-3-2016	2,000,000	2,005,128
UBS AG ±	0.84	6-1-2017	1,000,000	999,481
UBS AG ±	0.98	3-26-2018	2,000,000	1,998,912

				33,870,726

Capital Markets: 1.68%
Goldman Sachs Group Incorporated ±	0.73	3-22-2016	1,000,000	999,756
Goldman Sachs Group Incorporated	3.63	2-7-2016	1,750,000	1,770,129
Morgan Stanley ±	1.02	1-5-2018	1,350,000	1,349,992
Morgan Stanley	3.80	4-29-2016	1,500,000	1,528,446

				5,648,323

Consumer Finance: 5.32%
American Express Centurion Bank	0.88	11-13-2015	900,000	900,459
American Express Credit Corporation	1.30	7-29-2016	1,750,000	1,755,464
American Express Credit Corporation	2.75	9-15-2015	1,021,000	1,021,690
American Honda Finance Corporation ±	0.41	9-2-2016	1,150,000	1,149,933
Daimler Finance North America LLC 144A	1.45	8-1-2016	3,550,000	3,559,922
Harley-Davidson Financial Services Incorporated 144A	3.88	3-15-2016	3,400,000	3,453,778
HSBC Finance Corporation	5.50	1-19-2016	2,200,000	2,238,766
Nissan Motor Acceptance Corporation 144A	1.00	3-15-2016	1,845,000	1,845,867

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2015	Wells Fargo Advantage Conservative Income Fund	11

Security name	Interest rate	Maturity date	Principal	Value

Consumer Finance (continued)
Volkswagen Group of America Finance LLC 144A±	0.77%	11-20-2017	$725,000	$722,942
Volkswagen Group of America Finance LLC 144A±	0.80	5-22-2018	1,250,000	1,249,503

				17,898,324

Diversified Financial Services: 0.97%
General Electric Capital Corporation	5.00	1-8-2016	1,650,000	1,675,613
General Electric Capital Corporation Series A	5.38	10-20-2016	1,500,000	1,570,817

				3,246,430

Insurance: 1.93%
ACE INA Holdings Incorporated	2.60	11-23-2015	3,810,000	3,824,550
Jackson National Life Global Funding Company 144A±	0.54	7-29-2016	2,000,000	2,001,018
Principal Life Global Funding II 144A	1.00	12-11-2015	675,000	675,859

				6,501,427

Health Care: 1.68%

Health Care Providers & Services: 1.32%
Novant Health Incorporated	5.35	11-1-2016	3,300,000	3,461,746
Providence Health & Services Obligated Group ±	0.93	10-1-2015	1,000,000	1,000,137

				4,461,883

Pharmaceuticals: 0.36%
Bayer US Finance LLC 144A±	0.53	10-7-2016	1,200,000	1,198,577

Information Technology: 0.59%

Communications Equipment: 0.59%
Cisco Systems Incorporated ±	0.59	6-15-2018	2,000,000	1,994,456

Utilities: 0.54%

Electric Utilities: 0.54%
Southern Company	2.38	9-15-2015	1,825,000	1,825,944

Total Corporate Bonds and Notes (Cost $79,262,472)				79,164,500

Municipal Obligations: 9.23%

California: 3.13%
California Earthquake Authority (Miscellaneous Revenue)	1.19	7-1-2016	1,750,000	1,752,520
California Industry Public Facilities Authority Series A (Tax Revenue, AGM Insured)	1.76	1-1-2017	2,500,000	2,507,350
Oakland-Alameda County CA Coliseum Authority Series A (Miscellaneous Revenue)	1.25	2-1-2017	2,250,000	2,241,495
Riverside County CA Public Financing Authority Indian Wells Project Series A Class T (Tax Revenue)	0.83	9-1-2015	1,045,000	1,045,000
University of California Series Y-1 (Education Revenue) ±	0.69	7-1-2041	2,985,000	2,984,552

				10,530,917

Florida: 0.79%
Village Center Florida Community Development District (Miscellaneous Revenue) 144A	1.30	11-1-2015	2,665,000	2,664,440

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage Conservative Income Fund	Portfolio of investments—August 31, 2015

Security name	Interest rate	Maturity date	Principal	Value

Illinois: 0.59%
Chicago IL Midway Airport Series C (Airport Revenue)	1.32%	1-1-2016	$600,000	$601,818
Illinois (GO Revenue)	4.96	3-1-2016	1,365,000	1,386,854

				1,988,672

Kentucky: 1.48%
Kentucky Municipal Power Agency Series B002 (Miscellaneous Revenue, AGM Insured, Morgan Stanley Bank LIQ) 144A±	0.54	9-1-2037	5,000,000	5,000,000

Minnesota: 0.33%
Saint Paul MN Housing & Redevelopment Authority HealthPartners Obligated Group Series B (Health Revenue)	1.04	7-1-2016	1,100,000	1,099,549

New Jersey: 0.27%
New Jersey EDA School Facilities Construction Series QQ (Miscellaneous Revenue)	1.10	6-15-2016	900,000	898,524

New York: 0.92%
Nassau County NY Series C (GO Revenue)	1.13	12-15-2016	1,400,000	1,396,766
New York NY Housing Development Corporation Series B1 (Housing Revenue)	0.75	5-1-2016	1,700,000	1,701,802

				3,098,568

North Carolina: 1.72%
North Carolina Eastern Municipal Power Agency (Utilities Revenue)	1.09	7-1-2016	5,750,000	5,778,405

Total Municipal Obligations (Cost $31,031,753)				31,059,075

Non-Agency Mortgage-Backed Securities: 2.87%
Bank of America Commercial Mortgage Trust Series 2007-1 Class A4	5.45	1-15-2049	1,175,805	1,229,755
Bear Stearns Commercial Mortgage Securities Incorporated Series 2005-T20 Class A4A ±	5.26	10-12-2042	14,272	14,257
CCG Receivables Trust Class 2014-1 Class A2 144A	1.06	11-15-2021	1,468,491	1,464,896
Dell Equipment Finance Trust 2015-1 Class A2 144A	1.01	7-24-2017	2,000,000	1,997,668
JPMorgan Chase Commercial Mortgage Securities Trust Series 2005-LDP5 Class A4 ±	5.41	12-15-2044	611,103	610,382
JPMorgan Chase Commercial Mortgage Securities Trust Series 2006-LDP6 Class A4 ±	5.48	4-15-2043	1,326,188	1,337,431
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-LDPX Class A1A	5.44	1-15-2049	1,033,285	1,079,661
JPMorgan Chase Commercial Mortgage Securities Trust Series 2012-C6 Class A2	2.21	5-15-2045	1,901,238	1,920,425

Total Non-Agency Mortgage-Backed Securities (Cost $9,724,933)				9,654,475

Yankee Corporate Bonds and Notes: 20.55%

Consumer Staples: 2.45%

Food & Staples Retailing: 1.14%
Wesfarmers Limited 144A	2.98	5-18-2016	3,810,000	3,860,029

Tobacco: 1.31%
BAT International Finance plc 144A±	0.80	6-15-2018	4,400,000	4,398,720

Energy: 1.48%

Oil, Gas & Consumable Fuels: 1.48%
BP Capital Markets plc ±	0.66	2-10-2017	1,250,000	1,248,025
BP Capital Markets plc	3.13	10-1-2015	1,000,000	1,002,112
BP Capital Markets plc	3.20	3-11-2016	1,701,000	1,721,189

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2015	Wells Fargo Advantage Conservative Income Fund	13

Security name	Interest rate	Maturity date	Principal	Value

Oil, Gas & Consumable Fuels (continued)
CNPC General Capital Limited 144A±	1.21%	5-14-2017	$1,000,000	$998,444

				4,969,770

Financials: 15.19%

Banks: 11.73%
ABN Amro Bank NV 144A±	1.09	10-28-2016	2,000,000	2,007,580
ANZ New Zealand International Limited of London 144A	1.85	10-15-2015	1,050,000	1,051,856
Australia & New Zealand Banking Group Limited 144A±	0.73	1-16-2018	1,500,000	1,498,100
Banco Santander Chile 144A±	1.19	4-11-2017	1,250,000	1,240,175
Bank of Montreal	1.30	7-15-2016	3,000,000	3,014,547
Banque Federative du Credit Mutuel SA 144A±	1.14	1-20-2017	1,000,000	1,005,090
BPCE SA	1.70	4-25-2016	2,695,000	2,705,780
Export-Import Bank of Korea ±	1.04	1-14-2017	1,400,000	1,403,650
Export-Import Bank of Korea	1.25	11-20-2015	2,000,000	2,001,580
Export-Import Bank of Korea 144A	5.38	10-4-2016	1,000,000	1,044,716
Industrial & Commercial Bank of China Limited ±	1.50	11-13-2017	1,500,000	1,506,189
ING Bank NV 144A	2.00	9-25-2015	4,840,000	4,844,932
Kookmin Bank 144A±	1.17	1-27-2017	2,000,000	2,008,782
Kookmin Bank 144A±	1.54	10-11-2016	500,000	503,634
Lloyds Bank plc ±	1.10	8-17-2018	3,500,000	3,508,341
Macquarie Bank Limited 144A±	1.07	3-24-2017	1,000,000	1,001,486
Mizuho Bank Limited 144A±	0.92	3-26-2018	2,500,000	2,504,970
National Australia Bank Limited 144A±	0.93	7-23-2018	1,750,000	1,748,908
National Australia Bank Limited	1.30	7-25-2016	1,000,000	1,004,951
Sumitomo Mitsui Banking Corporation ±	0.87	1-16-2018	1,500,000	1,496,940
Sumitomo Mitsui Trust Bank Limited 144A±	1.06	9-16-2016	750,000	752,451
Suncorp-Metway Limited 144A	1.70	3-28-2017	1,625,000	1,632,691

				39,487,349

Consumer Finance: 0.91%
Volkswagen International Finance NV 144A	1.13	11-18-2016	1,000,000	998,718
Volkswagen International Finance NV 144A	2.88	4-1-2016	2,032,000	2,057,884

				3,056,602

Diversified Financial Services: 1.66%
Abbey National Treasury Services plc ±	0.80	3-13-2017	500,000	499,457
Abbey National Treasury Services plc	4.00	4-27-2016	1,300,000	1,326,420
La Caisse Centrale Desjardins du Quebec 144A±	0.96	1-29-2018	3,760,000	3,774,326

				5,600,203

Insurance: 0.89%
Manulife Financial Corporation	3.40	9-17-2015	3,000,000	3,003,264

Information Technology: 0.68%

Internet Software & Services: 0.68%
Alibaba Group Holding Limited 144A±	0.85	11-28-2017	2,300,000	2,288,298

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage Conservative Income Fund	Portfolio of investments—August 31, 2015

Security name	Interest rate	Maturity date	Principal	Value

Telecommunication Services: 0.75%

Wireless Telecommunication Services: 0.75%
America Movil SAB de CV ±	1.29%	9-12-2016	$2,500,000	$2,511,153

Total Yankee Corporate Bonds and Notes (Cost $69,174,090)				69,175,388

Short-Term Investments: 20.55%

Certificates of Deposit: 0.59%
Bank of Tokyo-Mitsubishi LLC	0.66	7-15-2016	2,000,000	1,999,406

Commercial Paper: 19.38%
Atlantic Asset Securitization LLC (p)(z)	0.24	10-14-2015	4,000,000	3,998,695
Barton Capital LLC (p)(z)	0.11	9-8-2015	1,500,000	1,499,963
Cancara Asset Securitisation LLC (p)(z)	0.23	10-1-2015	5,000,000	4,998,997
CNPC Finance Limited (z)	0.14	9-17-2015	4,000,000	3,999,730
Coca-Cola Company (z)	0.07	9-8-2015	1,500,000	1,499,976
Collateralized Commercial Paper Company LLC (z)	0.20	9-24-2015	1,000,000	999,869
Collateralized Commercial Paper Company LLC (z)	0.27	10-13-2015	4,400,000	4,398,607
Crown Point Capital Company (p)(z)	0.25	10-9-2015	4,500,000	4,498,762
Institutional Secured Funding LLC (p)(z)	0.14	9-1-2015	2,500,000	2,499,990
Institutional Secured Funding LLC (p)(z)	0.17	10-2-2015	2,500,000	2,499,620
Liberty Street Funding LLC (p)(z)	0.27	10-13-2015	7,000,000	6,997,784
LMA Americas LLC (p)(z)	0.25	10-9-2015	3,000,000	2,999,166
Mountcliff Funding LLC (p)(z)	0.24	10-5-2015	4,350,000	4,348,972
Prudential plc (z)	0.15	9-23-2015	5,000,000	4,999,508
Ridgefield Funding Company LLC (p)(z)	0.17	9-2-2015	5,500,000	5,499,948
Sumitomo Mitsui Trust NY (z)	0.22	10-13-2015	4,000,000	3,998,963
Suncorp-Metway Limited (z)	0.17	10-6-2015	2,000,000	1,999,652
Suncorp-Metway Limited (z)	0.30	1-5-2016	3,500,000	3,496,308

				65,234,510

	Yield		Shares
Investment Companies: 0.57%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.15		1,920,819	1,920,819

			Principal
U.S. Treasury Securities: 0.01%
U.S. Treasury Bill (z)#	0.01	9-17-2015	$30,000	30,000

Total Short-Term Investments (Cost $69,203,972)				69,184,735

Total investments in securities (Cost $332,258,626) *	98.66%	332,096,292
Other assets and liabilities, net	1.34	4,512,201

Total net assets	100.00%	$336,608,493

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2015	Wells Fargo Advantage Conservative Income Fund	15

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

±	Variable rate investment. The rate shown is the rate in effect at period end.

(p)	Asset-backed commercial paper

(z)	Zero coupon security. The rate represents the current yield to maturity.

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $332,260,241 and unrealized gains (losses) consists of:

Gross unrealized gains	$144,679
Gross unrealized losses	(308,628)

Net unrealized losses	$(163,949)

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage Conservative Income Fund	Statement of assets and liabilities—August 31, 2015

Assets
Investments
In unaffiliated securities, at value (cost $330,337,807)	$330,175,473
In affiliated securities, at value (cost $1,920,819)	1,920,819

Total investments, at value (cost $332,258,626)	332,096,292
Receivable for investments sold	4,241,737
Receivable for interest	879,147
Receivable for daily variation margin on open futures contracts	4,375
Prepaid expenses and other assets	41,087

Total assets	337,262,638

Liabilities
Dividends payable	48,742
Payable for Fund shares redeemed	500,000
Management fee payable	39,083
Administration fee payable	22,823
Accrued expenses and other liabilities	43,497

Total liabilities	654,145

Total net assets	$336,608,493

NET ASSETS CONSIST OF
Paid-in capital	$336,829,356
Undistributed net investment income	6,466
Accumulated net realized losses on investments	(89,290)
Net unrealized losses on investments	(138,039)

Total net assets	$336,608,493

COMPUTATION OF NET ASSET VALUE PER SHARE
Net assets – Institutional Class	$336,608,493
Shares outstanding – Institutional Class[1]	33,667,225
Net asset value per share – Institutional Class	$10.00

[1]	The Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

Statement of operations—year ended August 31, 2015	Wells Fargo Advantage Conservative Income Fund	17

Investment income
Interest (net of foreign interest withholding taxes of $2,299)	$1,781,534
Income from affiliated securities	1,392

Total investment income	1,782,926

Expenses
Management fee	598,278
Administration fee	191,449
Custody and accounting fees	20,395
Professional fees	39,237
Registration fees	28,854
Shareholder report expenses	17,688
Trustees’ fees and expenses	17,761
Other fees and expenses	6,029

Total expenses	919,691
Less: Fee waivers and/or expense reimbursements	(273,552)

Net expenses	646,139

Net investment income	1,136,787

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized losses on:
Unaffiliated securities	(4,330)
Futures transactions	(87,876)

Net realized losses on investments	(92,206)

Net change in unrealized gains (losses) on:
Unaffiliated securities	(335,993)
Futures transactions	27,605

Net change in unrealized gains (losses) on investments	(308,388)

Net realized and unrealized gains (losses) on investments	(400,594)

Net increase in net assets resulting from operations	$736,193

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage Conservative Income Fund	Statement of changes in net assets

	Year ended August 31, 2015		Year ended August 31, 2014

Operations
Net investment income		$1,136,787		$521,040
Net realized gains (losses) on investments		(92,206)		36,110
Net change in unrealized gains (losses) on investments		(308,388)		228,803

Net increase in net assets resulting from operations		736,193		785,953

Distributions to shareholders from
Net investment income
Institutional Class		(1,128,996)		(522,365)
Net realized gains
Institutional Class		(9,602)		(10,290)

Total distributions to shareholders		(1,138,598)		(532,655)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Institutional Class	27,133,297	271,477,199	17,611,286	176,332,163
Reinvestment of distributions
Institutional Class	73,619	736,530	44,616	446,908
Payment for shares redeemed
Institutional Class	(7,856,856)	(78,621,317)	(8,344,325)	(83,597,346)

Net increase in net assets resulting from capital share transactions		193,592,412		93,181,725

Total increase in net assets		193,190,007		93,435,023

Net assets
Beginning of period		143,418,486		49,983,463

End of period		$336,608,493		$143,418,486

Undistributed (overdistributed) net investment income		$6,466		$(1,325)

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Conservative Income Fund	19

(For a share outstanding throughout each period)

	Year ended August 31
INSTITUTIONAL CLASS	2015	2014	2013[1]
Net asset value, beginning of period	$10.02	$9.99	$10.00
Net investment income	0.05	0.04	0.01
Net realized and unrealized gains (losses) on investments	(0.02)	0.03	(0.01)

Total from investment operations	0.03	0.07	0.00
Distributions to shareholders from
Net investment income	(0.05)	(0.04)	(0.01)
Net realized gains	(0.00)[2]	(0.00)[2]	0.00

Total distributions to shareholders	(0.05)	(0.04)	(0.01)
Net asset value, end of period	$10.00	$10.02	$9.99
Total return[3]	0.28%	0.74%	0.01%
Ratios to average net assets (annualized)
Gross expenses	0.38%	0.43%	0.74%
Net expenses	0.27%	0.27%	0.27%
Net investment income	0.48%	0.44%	0.44%
Supplemental data
Portfolio turnover rate	80%	55%	10%
Net assets, end of period (000s omitted)	$336,608	$143,418	$49,983

[1]	For the period from May 31, 2013 (commencement of class operations) to August 31, 2013

[2]	Amount is less than $0.005.

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Advantage Conservative Income Fund	Notes to financial statements

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Advantage Conservative Income Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Futures contracts

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Notes to financial statements	Wells Fargo Advantage Conservative Income Fund	21

The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. U.S. generally accepted accounting principles require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. At August 31, 2015, as a result of permanent book-to-tax differences, the following reclassification adjustments were made on the Statement of Assets and Liabilities:

Paid-in capital	Accumulated net realized losses on investments
$(130)	$130

As of August 31, 2015, the Fund had capital loss carryforwards which consist of $24,859 in short-term capital losses and $38,521 in long-term capital losses.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

22	Wells Fargo Advantage Conservative Income Fund	Notes to financial statements

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of August 31, 2015:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Asset-backed securities	$0	$73,858,119	$0	$73,858,119

Corporate bonds and notes	0	79,164,500	0	79,164,500

Municipal obligations	0	31,059,075	0	31,059,075

Non-agency mortgage-backed securities	0	9,654,475	0	9,654,475

Yankee corporate bonds and notes	0	69,175,388	0	69,175,388

Short-term investments
Certificates of deposit	0	1,999,406	0	1,999,406
Commercial paper	0	65,234,510	0	65,234,510
Investment companies	1,920,819	0	0	1,920,819
U.S. Treasury securities	30,000	0	0	30,000
	$1,950,819	$330,145,473	$0	$332,096,292

Futures contracts	4,375	0	0	4,375
Total assets	$1,955,194	$330,145,473	$0	$332,100,667

Futures contracts are reported at their variation margin at measurement date, which represents the amount due to the Fund at that date. All other assets and liabilities are reported at their market value at measurement date.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At August 31, 2015, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the applicable subadviser, providing fund-level administrative services in connection with the Fund’s operations, and providing any other fund-level administrative services reasonably necessary for the operation of the Fund. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.25% and declining to 0.18% as the average daily net assets of the Fund increase.

Prior to July 1, 2015, Funds Management provided advisory services pursuant to an investment advisory agreement and was entitled to receive an annual fee which started at 0.20% and declined to 0.15% as the average daily net assets of the Fund increased. In addition, fund-level administrative services were provided by Funds Management under a separate administration agreement at an annual fee which started at 0.05% and declined to 0.03% as the average daily net assets of the Fund increased. For financial statement purposes, the advisory fee and fund-level administration fee for the year ended August 31, 2015 have been included in management fee on the Statement of Operations.

For the year ended August 31, 2015, the management fee was equivalent to an annual rate of 0.25% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.10% and declining to 0.05% as the average daily net assets of the Fund increase.

Notes to financial statements	Wells Fargo Advantage Conservative Income Fund	23

Administration fee

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee of 0.08% which is calculated based on its average daily net assets.

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through December 31, 2015 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.27% for Institutional Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the year ended August 31, 2015 were $422,446,177 and $167,163,436, respectively.

6. DERIVATIVE TRANSACTIONS

During the year ended August 31, 2015, the Fund entered into futures contracts to speculate on interest rates and to help manage the duration of the portfolio.

At August 31, 2015, the Fund had short futures contracts outstanding as follows:

Expiration date	Counterparty	Contracts	Type	Contract value at August 31, 2015	Unrealized gains
12-31-2015	JPMorgan	40 Short	2-Year U.S. Treasury Notes	$8,738,750	$24,295

The Fund had an average notional amount of $5,804,165 in short futures contracts during the year ended August 31, 2015.

On August 31, 2015, the cumulative unrealized gains on futures contracts in the amount of $24,295 are reflected in net unrealized losses on investments on the Statement of Assets and Liabilities. The receivable for daily variation margin on open futures contracts reflected in the Statement of Assets and Liabilities only represents the current day’s variation margin. The realized losses and change in unrealized gains (losses) on futures contracts are reflected in the Statement of Operations.

For certain types of derivative transactions, the Fund has entered into International Swaps and Derivatives Association, Inc. master agreements (“ISDA Master Agreements”) or similar agreements with approved counterparties. The ISDA Master Agreements or similar agreements may have requirements to deliver/deposit securities or cash to/with an exchange or broker-dealer as collateral and allows the Fund to offset, with each counterparty, certain derivative financial instrument’s assets and/or liabilities with collateral held or pledged. Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under ISDA Master Agreements or similar agreements, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Portfolio of Investments. With respect to balance sheet offsetting, absent an event of default by the counterparty or a termination of the agreement, the reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities are not offset across transactions between the Fund and the applicable counterparty. A reconciliation of the gross amounts on the Statement of Assets and Liabilities to the net amounts by derivative type, including any collateral exposure, is as follows:

Derivative type	Counterparty	Gross amounts of assets in the Statement of Assets and Liabilities	Amounts subject to netting agreements	Collateral received	Net amount of assets
Futures – variation margin	JPMorgan	$4,375	$0	$0	$4,375

24	Wells Fargo Advantage Conservative Income Fund	Notes to financial statements

7. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds in the Trust) and Wells Fargo Variable Trust are parties to a $150,000,000 revolving credit agreement, whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating fund. For the year ended August 31, 2015, the Fund paid $220 in commitment fees.

For the year ended August 31, 2015, there were no borrowings by the Fund under the agreement.

8. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid was $1,138,598 and $532,655 of ordinary income for the years ended August 31, 2015 and August 31, 2014, respectively.

As of August 31, 2015, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	Unrealized losses	Capital loss carryforward
$55,208	$(163,949)	$(63,380)

9. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

Report of independent registered public accounting firm	Wells Fargo Advantage Conservative Income Fund	25

BOARD OF TRUSTEES AND SHAREHOLDERS OF WELLS FARGO FUNDS TRUST:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Wells Fargo Advantage Conservative Income Fund (the “Fund”), one of the funds constituting the Wells Fargo Funds Trust, as of August 31, 2015, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the three-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2015, by correspondence with the custodian and brokers, or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Wells Fargo Advantage Conservative Income Fund as of August 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the three-year period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

October 26, 2015

26	Wells Fargo Advantage Conservative Income Fund	Other information (unaudited)

TAX INFORMATION

For the fiscal year ended August 31, 2015, $772,551 has been designated as interest-related dividends for nonresident alien shareholders pursuant to Section 871 of the Internal Revenue Code.

For the fiscal year ended August 31, 2015, $9,472 has been designated as short-term capital gain dividends for nonresident alien shareholders pursuant to Section 871 of the Internal Revenue Code.

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargoadvantagefunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Advantage Conservative Income Fund	27

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo Advantage family of funds, which consists of 133 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other public company or investment company directorships during past 5 years
William R. Ebsworth (Born 1957)	Trustee, since 2015**	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director at Fidelity Management and Research Company and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. in Boston, Tokyo, and Hong Kong where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Mr. Ebsworth is a CFA ® charterholder and an Adjunct Lecturer, Finance, at Babson College.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015**	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is Chair of Taproot Foundation (non-profit organization), a Board Member of Ruth Bancroft Garden (non-profit organization) and an inactive chartered financial analyst.	Asset Allocation Trust; Harding Loevner Funds; Russell Exchange Traded Funds Trust
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Mr. Harris is a certified public accountant.	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

28	Wells Fargo Advantage Conservative Income Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other public company or investment company directorships during past 5 years
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

**	William R. Ebsworth and Jane A. Freeman each became a Trustee effective January 1, 2015.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank N.A. from 1996 to 2013.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Executive Vice President of Wells Fargo Funds Management, LLC since 2014, Senior Vice President and Chief Compliance Officer from 2007 to 2014.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 72 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 61 funds and Assistant Treasurer of 72 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

Other information (unaudited)	Wells Fargo Advantage Conservative Income Fund	29

BOARD CONSIDERATION OF INVESTMENT ADVISORY, INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS:

Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment advisory and sub-advisory agreements. In this regard, at an in-person meeting held on May 19-20, 2015 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for Wells Fargo Advantage Conservative Income Fund (the “Fund”): (i) an investment advisory agreement (the “Advisory Agreement”) with Wells Fargo Funds Management, LLC (“Funds Management”); (ii) an investment management agreement (the “Management Agreement”) with Funds Management; and (iii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Wells Capital Management Incorporated (the “Sub-Adviser”), an affiliate of Funds Management. The Management Agreement combines the terms of the Advisory Agreement with the terms of the Fund’s Amended and Restated Administration Agreement (the “Administration Agreement”) applicable to Fund-level administrative services. The Advisory Agreement, the Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at an in-person meeting in March 2015, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. Also, the Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2015. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board unanimously approved the continuation of the Advisory Agreement for the period from June 1, 2015 through June 30, 2015, approved the Management Agreement for the period from July 1, 2015 through May 31, 2016, and approved the continuation of the Sub-Advisory Agreement for a one-year term through May 31, 2016. The Board also determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and the Sub-Adviser under the Advisory Agreements. This information included, among other things, a summary of the background and experience of senior management of Funds Management, and the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund. The Board noted that the services to be provided to the Fund pursuant to the Management Agreement combined the advisory services previously provided to the Fund pursuant to the Fund’s Advisory Agreement with the Fund-level administrative services previously provided to the Fund pursuant to the Fund’s Administration Agreement. The Board received a representation from Funds Management that combining these services would not result in any change to the nature or level of services provided by Funds Management to the Fund.

The Board evaluated the ability of Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and the Sub-Adviser. In addition, the Board took into account the full range of services provided to the Fund by Funds Management and its affiliates.

30	Wells Fargo Advantage Conservative Income Fund	Other information (unaudited)

Fund performance and expenses

The Board considered the performance results for the Fund over various time periods ended March 31, 2015. The Board considered these results in comparison to the performance of funds in a universe that was determined by Lipper Inc. (“Lipper”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Lipper is an independent provider of investment company data. The Board received a description of the methodology used by Lipper to select the mutual funds in the performance Universe. The Board noted that the performance of the Fund (Institutional Class) was in range of the average performance of the Universe for the first quarter of 2015 and lower than the average performance of the Universe for the one-year period. The Board also noted that the performance of the Fund was higher than its benchmark, the Barclays U.S. Treasury Bills: 6-9 Months Index, for all periods under review.

The Board also received and considered information regarding the Fund’s net operating expense ratio and its various components, including actual management fees (which reflect fee waivers, if any, and include advisory, administration and transfer agent fees), custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 service fees. The Board considered this ratio in comparison to the median ratio of funds in a class-specific expense group that was determined by Lipper to be similar to the Fund (the “Group”). The Board received a description of the methodology used by Lipper to select the mutual funds in the expense Group and an explanation of how funds comprising expense groups and their expense ratios may vary from year-to-year. Based on the Lipper reports, the Board noted that the net operating expense ratio of the Fund was lower than the median net operating expense ratio of the expense Group.

The Board took into account the Fund performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreement and Sub-Advisory Agreement and approve the Management Agreement.

Investment advisory and sub-advisory fee rates

The Board reviewed and considered the contractual investment advisory fee rates that are payable by the Fund to Funds Management for investment advisory services (the “Advisory Agreement Rates”), both on a stand-alone basis and on a combined basis with the Fund’s fund-level and class-level contractual administration fee rates (the “Management Rates”). The Board noted that the Management Rates include transfer agency and sub-transfer agency costs. The Board also noted that the fee rate to be paid by the Fund under the Management Agreement will incorporate the advisory fee and Fund-level administration fee previously payable separately by the Fund under the Fund’s Advisory Agreement and Administration Agreement with Funds Management. The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to the Sub-Adviser for investment sub-advisory services (the “Sub-Advisory Agreement Rates”).

Among other information reviewed by the Board was a comparison of the Management Rate of the Fund with those of other funds in the expense Group at a common asset level. The Board noted that the Management Rate of the Fund was lower than the average rate for the Fund’s expense Group.

The Board also received and considered information about the portion of the total advisory fee that was retained by Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by the Sub-Adviser, and about Funds Management’s on-going oversight services. However, given the affiliation between Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of the advisory fee between them.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing mutual funds compared with those associated with managing assets of non-mutual fund clients such as collective funds or institutional separate accounts.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Funds Management under the Management Agreement and Advisory Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable, in light of the services covered by the Advisory Agreements.

Profitability

The Board received and considered information concerning the profitability of Funds Management, as well as the profitability of Wells Fargo as a whole, from providing services to the Fund and the fund family as a whole. The Board also

Other information (unaudited)	Wells Fargo Advantage Conservative Income Fund	31

received and considered information concerning the profitability of the Sub-Adviser from providing services to the fund family as a whole, noting that the Sub-Adviser’s profitability information with respect to providing services to the Fund was subsumed in the Wells Fargo profitability analysis.

Funds Management reported on the methodologies and estimates used in calculating profitability. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size and type of fund. Based on its review, the Board did not deem the profits reported by Funds Management or Wells Fargo from its services to the Fund to be at a level that would prevent it from approving the continuation of the Advisory Agreements.

Economies of scale

With respect to possible economies of scale, the Board noted the existence of breakpoints in the Fund’s advisory and management fee structures, and the Fund’s administration fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size. It considered that, for a small fund or a fund that shrinks in size, breakpoints conversely can result in higher fee levels. The Board also considered that fee waiver and expense reimbursement arrangements and competitive fee rates at the outset are means of sharing potential economies of scale with shareholders of the Fund and the fund family as a whole. The Board considered Funds Management’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments that Funds Management incurs across the fund family as a whole.

The Board concluded that the Fund’s fee and expense arrangements, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.

Other benefits to Funds Management and the Sub-Adviser

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that various affiliates of Funds Management may receive distribution-related fees, shareholder servicing payments and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser, fees earned by Funds Management and the Sub-Adviser from managing a private investment vehicle for the fund family’s securities lending collateral and commissions earned by an affiliated broker from portfolio transactions.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.

Conclusion

At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreement for the period from June 1, 2015 through June 30, 2015, approved the Management Agreement for the period from July 1, 2015 through May 31, 2016, and approved the continuation of the Sub-Advisory Agreement for a one-year term through May 31, 2016. The Board also determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable.

32	Wells Fargo Advantage Conservative Income Fund	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Colombian peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2015 Wells Fargo Funds Management, LLC. All rights reserved.

236801 10-15 A265/AR265 08-15

Wells Fargo Advantage
Government Securities Fund

Annual Report

August 31, 2015

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

*	A complete schedule of portfolio holdings as of the report date may be obtained, free of charge, by accessing the following website: https://www.wellsfargoadvantagefunds.com/assets/edocs/regulatory/holdings/government-securities-ann.pdf or by calling Wells Fargo Advantage Funds at 1-800-222-8222. This complete schedule, filed on Form N-CSR, is also available on the SEC’s website at sec.gov.

The views expressed and any forward-looking statements are as of August 31, 2015, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Advantage Government Securities Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Major central banks continued to inject liquidity into global banks and markets through various accommodative monetary policies, including quantitative easing.

Dear Valued Shareholder:

We are pleased to offer you this annual report for the Wells Fargo Advantage Government Securities Fund for the 12-month period that ended August 31, 2015. The period was marked by low interest rates, low oil prices, and moderate U.S. economic growth. Short-term investment-grade bonds, as measured by the Barclays U.S. 1–3 Year Government/Credit Bond Index1, returned 0.81% during the period. Meanwhile, strong demand for high-quality, liquid assets kept returns on Treasury bills more modest; the Barclays 6-Month Treasury Bill Index2 returned 0.15% during the period.

Major central banks continued to provide stimulus.

Major central banks continued to inject liquidity into global banks and markets through various accommodative monetary policies, including quantitative easing. In the U.S., the Federal Reserve (Fed) kept its key interest rate near zero in order to support the economy and the financial system. However, it set expectations for it to begin normalizing monetary policy with higher target ranges for the federal funds rate.

Meanwhile, European markets continued to benefit from the European Central Bank’s (ECB’s) willingness to maintain low interest rates. In addition to its targeted longer-term refinancing operations that are designed to increase bank lending, the ECB expanded its quantitative easing program to include the purchase of eurozone government bonds. In Japan, the Bank of Japan maintained an aggressive monetary program aimed at combating deflation.

Economic growth was moderate, and oil prices plummeted.

U.S. economic growth advanced during the reporting period, the unemployment rate ticked lower to 5.1% as of August 2015, and inflation remained below the Fed’s longer-run objective of a 2% pace. The period was also marked by lower oil prices, which began the reporting period near $90 per barrel but declined to $46 per barrel at the end of August 2015. While lower oil prices benefited consumers of oil products, the lower prices pressured companies within the energy sector.

Bond yields rose but remained low by historical standards.

Short-term interest rates increased during the reporting period, with a flattening in the shape of the short-term yield curve. During this time frame, 1-year Treasury bills rose 29 basis points (bps; 100 bps equals 1.00%) to yield 0.38%, 2-year Treasury note yields rose 21 bps to yield 0.74%, and 3-year Treasury note yields rose only 8 bps to yield 1.05%. Meanwhile, ultra-short-term yields were little changed at ultralow levels, anchored by the easy monetary policy.

Since the end of the financial crisis, structural changes in the fixed-income markets have reduced trading liquidity (the degree to which assets can be bought or sold without affecting the price). New regulations and capital requirements have caused traditional liquidity suppliers (banks and broker/dealers) to be more risk-averse and hold less inventory. Meanwhile, corporate-debt issuance has

[1]	The Barclays U.S. 1–3 Year Government/Credit Bond Index is the one- to three-year component of the Barclays U.S. Government/Credit Bond Index that includes securities in the Government and Credit Indexes. The Government Index includes Treasuries (that is, public obligations of the U.S. Treasury that have remaining maturities of more than one year) and agencies (that is, publicly issued debt of U.S. government agencies, quasi-federal corporations, and corporate or foreign debt guaranteed by the U.S. government). The Credit Index includes publicly issued U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity, and quality requirements. You cannot invest directly in an index.

[2]	The Barclays 6-Month Treasury Bill Index tracks the performance and attributes of recently issued 6-month U.S. Treasury bills. The index follows Barclays’ monthly rebalancing conventions. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Advantage Government Securities Fund	3

spiked as companies finance themselves at record-low yields, bond mutual funds hold larger amounts of this new debt supply, trading volumes are lower, and large-size trades are more difficult to execute. However, fixed-income markets appear to have functioned well over the past year with sufficient liquidity and muted volatility.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Advantage Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest in Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future.

Notice to shareholders

At a meeting held on August 11–12, 2015, the Board of Trustees of the Fund approved a change in the name of the Fund whereby the word “Advantage” will be removed from its name, effective December 15, 2015.

For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

4	Wells Fargo Advantage Government Securities Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks current income.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Ashok Bhatia, CFA

Christopher Y. Kauffman, CFA

Jay Mueller, CFA

Average annual total returns1 (%) as of August 31, 2015

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (SGVDX)	8-31-1999	(2.74)	1.21	3.40	1.84	2.14	3.88	0.89	0.86
Class B (WGSBX)*	7-18-2008	(4.01)	0.98	3.35	0.99	1.36	3.35	1.64	1.61
Class C (WGSCX)	12-26-2002	0.08	1.38	3.10	1.08	1.38	3.10	1.64	1.61
Administrator Class (WGSDX)	4-08-2005	–	–	–	1.97	2.34	4.09	0.83	0.65
Institutional Class (SGVIX)	8-31-1999	–	–	–	2.22	2.52	4.28	0.56	0.49
Investor Class (STVSX)	10-29-1986	–	–	–	1.72	2.09	3.84	0.92	0.89
Barclays U.S. Aggregate ex Credit Index[4]	–	–	–	–	2.41	2.59	4.25	–	–
Barclays Intermediate Government Index[5]	–	–	–	–	1.89	1.78	3.70	–	–
*	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 4.50%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Administrator Class, Institutional Class, and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest-rate changes and their impact on the Fund and its share price can be sudden and unpredictable. The use of derivatives may reduce returns and/or increase volatility. Securities issued by U.S. government agencies or government sponsored entities may not be guaranteed by the U.S. Treasury. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to mortgage- and asset-backed securities risk. Consult the Fund’s prospectus for additional information on these and other risks. The U.S. government guarantee applies to certain underlying securities and not to shares of the Fund.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Advantage Government Securities Fund	5

Growth of $10,000 investment[6] as of August 31, 2015

[1]	Effective June 20, 2008, the Advisor Class was renamed Class A and modified to assume the features and attributes of Class A. Historical performance shown for Class A shares through June 19, 2008, includes Advisor Class expenses. Historical performance shown for Class B shares prior to their inception reflects the performance of Investor Class shares, adjusted to reflect the higher expenses applicable to Class B. Historical performance shown for Administrator Class shares prior to their inception reflects the performance of Institutional Class shares, adjusted to reflect the higher expenses applicable to Administrator Class shares.

[2]	Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.01% in acquired fund fees and expenses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report, which do not include acquired fund fees and expenses.

[3]	The manager has contractually committed through December 31, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver at 0.85% for Class A, 1.60% for Class B, 1.60% for Class C, 0.64% for Administrator Class, 0.48% for Institutional Class, and 0.88% for Investor Class. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower.

[4]	The Barclays U.S. Aggregate ex Credit Index is composed of the Barclays U.S. Government Index and the Barclays U.S. Mortgage-Backed Securities Index and it includes Treasury issues, agency issues, and mortgage-backed securities. You cannot invest directly in an index.

[5]	The Barclays Intermediate Government Index is an unmanaged index composed of U.S. government securities with maturities in the one to 10-year range, including securities issued by the U.S. Treasury and U.S. government agencies. You cannot invest directly in an index.

[6]	The chart compares the performance of Class A shares for the most recent 10 years with the performance of the Barclays Intermediate Government Index and the Barclays U.S. Aggregate ex Credit Index. The chart assumes a hypothetical investment of $10,000 in Class A shares and reflects all operating expenses and assumes the maximum initial sales charge of 4.50%.

[7]	The ten largest holdings, excluding cash and cash equivalents, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[8]	Amounts are calculated based on the total long-term investments of the Fund. These amounts are subject to change and may have changed since the date specified.

6	Wells Fargo Advantage Government Securities Fund	Performance highlights (unaudited)

MANAGER’S DISCUSSION

Fund highlights

■	The Fund underperformed its benchmarks, the Barclays U.S. Aggregate ex Credit Index and the Barclays Intermediate Government Index, for the 12-month period that ended August 31, 2015.

■	The Fund’s overweight to nonagency commercial mortgage-backed securities (CMBS) detracted from performance due to wider spreads caused by increased CMBS supply as well as wider corporate credit spreads.

■	The Fund’s overweight allocation to agency collateralized mortgage obligations and agency CMBS contributed to performance because those yield spreads narrowed.

Ten largest holdings[7] (%) as of August 31, 2015
U.S. Treasury Note, 0.10%, 1-31-2016	10.54
U.S. Treasury Note, 0.25%, 12-31-2015	8.85
U.S. Treasury Note, 0.38%, 2-15-2016	7.85
U.S. Treasury Note, 0.38%, 11-15-2015	6.56
FNMA, 4.50%, 9-14-2045	5.16
FNMA, 4.00%, 9-14-2045	4.97
U.S. Treasury Note, 1.38%, 2-28-2019	4.56
FHLMC, 3.50%, 9-14-2045	4.54
FNMA, 3.00%, 9-14-2045	4.10
U.S. Treasury Note, 0.25%, 11-30-2015	3.52

The economic climate remained benign.

The U.S. economy featured trend-like growth, a steadily improving labor market, and generally stable inflation over the past 12 months. Real gross domestic product growth averaged about 2.7% in the most recent four quarters as personal income gains supported consumption. In contrast, business investment softened, in part, due to weakness in the energy industry brought on by a collapse in global oil prices.

The labor market continued to tighten over the past 12 months, as evidenced by a full percentage point decline in the unemployment rate to 5.1%. Nonfarm payrolls expanded at an average pace of about 240,000 per month over the period. Following a persistent theme of this expansion, some of the improvement in the unemployment rate can be attributed to a decline in the labor force participation rate, which fell to 62.6% at the end of the period versus 62.8% a year ago.

The inflationary environment was mixed over the past 12 months as the drop in oil prices pushed the year-over-year change in the headline Consumer Price Index (CPI) down to 0.2% compared with a 1.7% headline inflation rate a year ago. Excluding food and energy, however, the CPI rose 1.8%, which is in line with the average rate of core inflation recorded over the past five years.

Monetary policy transitioned from maximal accommodation to the beginning of a tightening cycle over the past 12 months. The Federal Open Market Committee (FOMC) completed its third round of asset purchases, also known as quantitative easing, in the fourth quarter of 2014, though the monetary authorities continue to reinvest the proceeds of maturing principal and interest payments from their existing portfolio. The FOMC’s overnight federal funds rate target remained unchanged throughout the period, with the federal funds rate held to a range of 0.00% to 0.25%. There is a good chance that an initial hike in the target range will occur before the end of 2015, to be followed by a very gradual normalization of monetary policy.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Advantage Government Securities Fund	7

Portfolio allocation[8] as of August 31, 2015

Sector allocations were overweight securitized investments.

We continued to find relative value among securitized bonds, particularly residential mortgage-backed securities (MBS) and CMBS. Within the MBS sector, the Fund was positioned with an emphasis on higher-coupon paper as a defensive strategy ahead of higher interest rates and an underweight to Ginnie Mae bonds due to their rich valuations. The Fund maintained an overweight to both agency and nonagency CMBS during the period. In lieu of holding cash (given its near-zero yield), we instead purchased U.S. Treasuries with final maturities less than one year because we believed they offered more income than cash without significant incremental interest-rate or credit risk.

We expect a gradual rise in short-term interest rates.

The relatively benign domestic economic conditions described above are likely to result in a gradual upward bias toward interest rates. We believe FOMC is likely to raise its target rate by 0.75% to 1.00% over the next 12 months, a result which is largely reflected in the current term structure of interest rates. Should market rates diverge from the policy path we think most likely, we will be prepared to modify our duration and yield-curve posture in response to the opportunities presented.

Please see footnotes on page 5.

8	Wells Fargo Advantage Government Securities Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from March 1, 2015 to August 31, 2015.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 3-1-2015	Ending account value 8-31-2015	Expenses paid during the period¹	Net annualized expense ratio
Class A
Actual	$1,000.00	$996.87	$4.28	0.85%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.92	$4.33	0.85%
Class B
Actual	$1,000.00	$992.22	$8.03	1.60%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.14	$8.13	1.60%
Class C
Actual	$1,000.00	$993.11	$8.04	1.60%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.14	$8.13	1.60%
Administrator Class
Actual	$1,000.00	$997.03	$3.22	0.64%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.98	$3.26	0.64%
Institutional Class
Actual	$1,000.00	$998.72	$2.42	0.48%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.79	$2.45	0.48%
Investor Class
Actual	$1,000.00	$995.83	$4.43	0.88%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.77	$4.48	0.88%

[1]	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Summary portfolio of investments—August 31, 2015	Wells Fargo Advantage Government Securities Fund	9

The Summary portfolio of investments shows the 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the total net assets as of the report date. The remaining securities held are grouped as “Other securities” in each category.

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Agency Securities: 66.21%
FHLB	5.63%	3-14-2036	$6,150,000	$8,004,717	0.64%
FHLMC ¤	0.00	11-20-2015	14,000,000	13,995,548	1.13
FHLMC %%	3.50	9-14-2045	54,565,000	56,424,472	4.54
FHLMC	4.00	6-1-2044	10,836,264	11,498,872	0.93
FHLMC	5.50	7-1-2035	6,551,164	7,331,479	0.59
FHLMC	6.00	5-25-2043	6,335,211	7,158,566	0.58
FHLMC	0.24-10.50	6-1-2016 to 5-25-2045	102,531,506	61,610,892	4.93
FNMA ¤	0.00	11-25-2015	40,000,000	39,986,480	3.22
FNMA	2.63	9-6-2024	16,000,000	16,117,840	1.30
FNMA %%	3.00	9-17-2030	18,235,000	18,915,964	1.52
FNMA %%	3.00	9-14-2045	50,715,000	50,936,878	4.10
FNMA %%	3.50	9-17-2030	23,385,000	24,634,636	1.98
FNMA %%	3.50	9-14-2045	34,805,000	36,067,350	2.90
FNMA %%	4.00	9-14-2045	58,150,000	61,768,483	4.97
FNMA	4.50	1-1-2026	8,705,800	9,051,541	0.73
FNMA %%	4.50	9-14-2045	59,157,000	64,090,670	5.16
FNMA	5.00	8-1-2040	20,600,847	22,821,692	1.84
FNMA	5.30	4-1-2017	6,196,583	6,466,756	0.52
FNMA	5.50	8-1-2033	6,832,846	7,674,115	0.62
FNMA %%	6.00	9-14-2045	15,585,000	17,621,191	1.42
FNMA Series 2002-T19 Class A1	6.50	7-25-2042	5,853,686	6,789,368	0.55
FNMA Series 2006-M2 Class A2F ±	5.26	5-25-2020	5,717,033	6,156,947	0.50
FNMA	0.40-11.00	10-1-2015 to 8-25-2047	125,306,440	135,686,218	10.93
GNMA	3.00	7-20-2045	24,467,529	24,827,343	2.00
GNMA %%	3.50	9-21-2045	36,705,000	38,217,646	3.08
GNMA	4.00	1-20-2045	15,883,314	16,862,400	1.36
GNMA	5.00	7-20-2040	6,731,286	7,481,390	0.60
GNMA Series 2006-32 Class C ±	5.30	11-16-2038	6,692,871	6,958,678	0.56
GNMA Series 2006-68 Class D ±	5.31	12-16-2037	12,520,000	13,532,202	1.09
GNMA	0.02-10.00	7-15-2016 to 5-20-2062	66,177,762	10,370,490	0.81
Other securities				13,862,564	1.11

Total Agency Securities (Cost $806,666,573)				822,923,388	66.21

Municipal Obligations: 0.61%

Texas: 0.61%
San Antonio TX Retama Development Corporation (Miscellaneous Revenue)	10.00	12-15-2020	5,405,000	7,557,271	0.61

Total Municipal Obligations (Cost $6,570,827)				7,557,271	0.61

Non-Agency Mortgage-Backed Securities: 5.80%
Citigroup Commercial Mortgage Trust Series 2006-C4 Class A3 ±	5.97	3-15-2049	8,499,800	8,610,739	0.69
Citigroup Commercial Mortgage Trust Series 2006-C5 Class A4	5.43	10-15-2049	11,280,000	11,603,849	0.93
Citigroup Commercial Mortgage Trust Series 2015-GC27 Class A5	3.14	2-10-2048	6,130,000	6,003,471	0.48

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage Government Securities Fund	Summary portfolio of investments—August 31, 2015

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Non-Agency Mortgage-Backed Securities (continued)
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C23 Class A4	3.72%	7-15-2050	$8,500,000	$8,694,412	0.70%
NCUA Guaranteed Notes Program Series 2010-C1 Class APT	2.65	10-29-2020	6,222,604	6,247,725	0.50
Other securities				30,883,643	2.50

Total Non-Agency Mortgage-Backed Securities (Cost $73,792,503)				72,043,839	5.80

U.S. Treasury Securities: 54.56%
TIPS	0.38	7-15-2025	39,364,067	38,569,109	3.10
U.S. Treasury Bond	2.75	8-15-2042	16,720,000	16,039,881	1.29
U.S. Treasury Bond	3.00	11-15-2044	5,965,000	5,994,437	0.48
U.S. Treasury Bond	3.00	5-15-2045	17,355,000	17,477,925	1.41
U.S. Treasury Bond ##	4.63	2-15-2040	20,150,000	26,338,246	2.12
U.S. Treasury Bond	7.25	8-15-2022	4,685,000	6,321,944	0.51
U.S. Treasury Note ±##	0.10	1-31-2016	130,990,000	131,007,946	10.54
U.S. Treasury Note	0.25	9-30-2015	8,900,000	8,900,000	0.72
U.S. Treasury Note	0.25	11-30-2015	43,700,000	43,705,681	3.52
U.S. Treasury Note ##	0.25	12-31-2015	110,000,000	110,000,000	8.85
U.S. Treasury Note	0.38	11-15-2015	81,495,000	81,528,983	6.56
U.S. Treasury Note ##	0.38	2-15-2016	97,455,000	97,488,037	7.85
U.S. Treasury Note	1.00	8-31-2016	12,240,000	12,306,463	0.99
U.S. Treasury Note	1.38	2-28-2019	56,455,000	56,679,917	4.56
U.S. Treasury Note	2.13	6-30-2022	15,105,000	15,300,504	1.23
U.S. Treasury Note	6.25	8-15-2023	7,915,000	10,366,798	0.83

Total U.S. Treasury Securities (Cost $671,412,253)				678,025,871	54.56

Yankee Corporate Bonds and Notes: 1.58%

Financials: 1.58%

Banks: 1.58%
Bank of Nova Scotia 144A	1.65	10-29-2015	13,235,000	13,257,102	1.06
Royal Bank of Canada Incorporated	2.00	10-1-2018	6,370,000	6,436,923	0.52

Total Yankee Corporate Bonds and Notes (Cost $19,601,211)				19,694,025	1.58

Yankee Government Bonds: 0.87%
Hashemite Kingdom of Jordan	2.58	6-30-2022	10,630,000	10,775,163	0.87

Total Yankee Government Bonds (Cost $10,630,000)				10,775,163	0.87

	Yield		Shares
Short-Term Investments: 1.61%

Investment Companies: 1.47%
Wells Fargo Advantage Government Money Market Fund, Institutional Class ##(l)(u)	0.01		18,254,235	18,254,235	1.47

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—August 31, 2015	Wells Fargo Advantage Government Securities Fund	11

Security name	Yield	Maturity date	Principal	Value	Percent of net assets

U.S. Treasury Securities: 0.14%
U.S. Treasury Bill (z)#	0.01%	9-17-2015	$1,775,000	$1,774,998	0.14%

Total Short-Term Investments (Cost $20,029,229)				20,029,233	1.61

	Interest rate
TBA Sale Commitments: (0.29%)
FNMA %%	5.50	9-14-2045	(3,250,000)	(3,635,938)	(0.29)

Total TBA Sale Commitments (Proceeds $(3,640,000))				(3,635,938)	(0.29)

Total investments in securities (excluding TBA sale commitments) (Cost $1,608,702,596) *				1,631,048,790	131.24%
Total TBA sale commitments				(3,635,938)	(0.29)
Other assets and liabilities, net				(384,634,729)	(30.95)

Total net assets				$1,242,778,123	100.00%

¤	The security is issued in zero coupon form with no periodic interest payments.

%%	Security issued on a when-issued basis

±	Variable rate investment. The rate shown is the rate in effect at period end.

##	All or a portion of this security has been segregated for when-issued securities.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

(z)	Zero coupon security. The rate represents the current yield to maturity.

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

*	Cost for federal income tax purposes is $1,609,447,026 and unrealized gains (losses) consists of:

Gross unrealized gains	$28,698,849
Gross unrealized losses	(7,097,085)

Net unrealized gains	$21,601,764

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage Government Securities Fund	Statement of assets and liabilities—August 31, 2015

Assets
Investments
In unaffiliated securities, at value (cost $1,590,448,361)	$1,612,794,555
In affiliated securities, at value (cost $18,254,235)	18,254,235

Total investments, at value (cost $1,608,702,596)	1,631,048,790
Cash	280,344
Receivable for investments sold	3,646,455
Principal paydown receivable	30,883
Receivable for Fund shares sold	508,317
Receivable for interest	3,490,560
Receivable for daily variation margin on open futures contracts	17,219
Prepaid expenses and other assets	41,100

Total assets	1,639,063,668

Liabilities
Dividends payable	46,417
Payable for investments purchased	389,298,941
Payable for Fund shares redeemed	2,168,257
Payable for daily variation margin on open futures contracts	210,375
Payable for interest on TBA sale commitments	6,455
TBA sale commitments, at value (proceeds $3,640,000)	3,635,938
Management fee payable	393,626
Distribution fees payable	17,770
Administration fees payable	134,409
Accrued expenses and other liabilities	373,357

Total liabilities	396,285,545

Total net assets	$1,242,778,123

NET ASSETS CONSIST OF
Paid-in capital	$1,232,258,450
Overdistributed net investment income	(12,581,307)
Accumulated net realized gains on investments	2,398,681
Net unrealized gains on investments	20,702,299

Total net assets	$1,242,778,123

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$232,545,098
Shares outstanding – Class A1	20,732,992
Net asset value per share – Class A	$11.22
Maximum offering price per share – Class A2	$11.75
Net assets – Class B	$536,557
Shares outstanding – Class B1	47,847
Net asset value per share – Class B	$11.21
Net assets – Class C	$26,980,533
Shares outstanding – Class C1	2,405,830
Net asset value per share – Class C	$11.21
Net assets – Administrator Class	$216,427,836
Shares outstanding – Administrator Class[1]	19,302,633
Net asset value per share – Administrator Class	$11.21
Net assets – Institutional Class	$468,858,862
Shares outstanding – Institutional Class[1]	41,838,729
Net asset value per share – Institutional Class	$11.21
Net assets – Investor Class	$297,429,237
Shares outstanding – Investor Class[1]	26,502,195
Net asset value per share – Investor Class	$11.22

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/95.50 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statement of operations—year ended August 31, 2015	Wells Fargo Advantage Government Securities Fund	13

Investment income
Interest	$18,556,788
Income from affiliated securities	1,319

Total investment income	18,558,107

Expenses
Management fee	5,444,088
Administration fees
Class A	326,875
Class B	1,278
Class C	47,402
Administrator Class	198,059
Institutional Class	410,092
Investor Class	612,053
Shareholder servicing fees
Class A	510,742
Class B	1,997
Class C	74,066
Administrator Class	480,331
Investor Class	803,763
Distribution fees
Class B	5,990
Class C	222,197
Custody and accounting fees	83,732
Professional fees	76,968
Registration fees	55,947
Shareholder report expenses	90,247
Trustees’ fees and expenses	7,881
Other fees and expenses	40,916

Total expenses	9,494,624
Less: Fee waivers and/or expense reimbursements	(708,485)

Net expenses	8,786,139

Net investment income	9,771,968

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains on:
Unaffiliated securities	15,820,082
Futures transactions	7,340,069

Net realized gains on investments	23,160,151

Net change in unrealized gains (losses) on:
Unaffiliated securities	(6,290,872)
Futures transactions	(2,117,120)
TBA sale commitments	4,062

Net change in unrealized gains (losses) on investments	(8,403,930)

Net realized and unrealized gains (losses) on investments	14,756,221

Net increase in net assets resulting from operations	$24,528,189

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage Government Securities Fund	Statement of changes in net assets

	Year ended August 31, 2015		Year ended August 31, 2014

Operations
Net investment income		$9,771,968		$9,641,392
Net realized gains on investments		23,160,151		26,150,713
Net change in unrealized gains (losses) on investments		(8,403,930)		23,009,547

Net increase in net assets resulting from operations		24,528,189		58,801,652

Distributions to shareholders from
Net investment income
Class A		(1,703,954)		(1,872,053)
Class B		(832)		(4,542)
Class C		(28,250)		(97,114)
Administrator Class		(2,081,044)		(2,550,531)
Institutional Class		(6,227,671)		(7,287,898)
Investor Class		(2,626,026)		(3,734,536)

Total distributions to shareholders		(12,667,777)		(15,546,674)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	8,954,742	101,054,999	1,334,647	14,597,639
Class B	1,366	15,353	3,268	35,619
Class C	215,398	2,419,561	104,199	1,140,397
Administrator Class	8,056,276	90,448,540	5,338,839	58,457,305
Institutional Class	10,133,981	113,615,861	11,859,778	129,354,060
Investor Class	4,347,873	48,789,291	3,439,701	37,627,752

		356,343,605		241,212,772

Reinvestment of distributions
Class A	132,277	1,487,481	150,226	1,639,169
Class B	55	612	350	3,778
Class C	971	10,885	3,431	37,019
Administrator Class	178,706	2,007,738	199,621	2,179,413
Institutional Class	527,852	5,927,967	652,963	7,128,143
Investor Class	227,765	2,561,820	333,416	3,639,504

		11,996,503		14,627,026

Payment for shares redeemed
Class A	(3,992,999)	(44,888,826)	(4,693,790)	(51,288,609)
Class B	(57,706)	(648,068)	(109,977)	(1,201,292)
Class C	(682,542)	(7,665,778)	(1,382,379)	(15,072,513)
Administrator Class	(7,982,527)	(89,380,947)	(18,024,531)	(196,102,002)
Institutional Class	(17,526,446)	(196,591,403)	(16,381,291)	(177,928,722)
Investor Class	(8,619,296)	(96,975,184)	(13,804,746)	(150,877,755)

		(436,150,206)		(592,470,893)

Net decrease in net assets resulting from capital share transactions		(67,810,098)		(336,631,095)

Total decrease in net assets		(55,949,686)		(293,376,117)

Net assets
Beginning of period		1,298,727,809		1,592,103,926

End of period		$1,242,778,123		$1,298,727,809

Overdistributed net investment income		$(12,581,307)		$(10,750,170)

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Government Securities Fund	15

(For a share outstanding throughout each period)

	Year ended August 31
CLASS A	2015	2014	2013	2012	2011
Net asset value, beginning of period	$11.11	$10.77	$11.48	$11.23	$11.16
Net investment income	0.07 [1]	0.05	0.07	0.15	0.25
Net realized and unrealized gains (losses) on investments	0.13	0.40	(0.42)	0.33	0.16

Total from investment operations	0.20	0.45	(0.35)	0.48	0.41
Distributions to shareholders from
Net investment income	(0.09)	(0.11)	(0.09)	(0.17)	(0.34)
Net realized gains	0.00	0.00	(0.27)	(0.06)	0.00

Total distributions to shareholders	(0.09)	(0.11)	(0.36)	(0.23)	(0.34)
Net asset value, end of period	$11.22	$11.11	$10.77	$11.48	$11.23
Total return[2]	1.84%	4.19%	(3.22)%	4.35%	3.75%
Ratios to average net assets (annualized)
Gross expenses	0.87%	0.88%	0.85%	0.86%	0.85%
Net expenses	0.85%	0.86%	0.85%	0.86%	0.85%
Net investment income	0.59%	0.56%	0.67%	1.35%	2.31%
Supplemental data
Portfolio turnover rate	349%	349%	341%	327%	268%
Net assets, end of period (000s omitted)	$232,545	$173,772	$202,955	$258,329	$270,253

[1]	Calculated based upon average shares outstanding

[2]	Total return calculations do not include any sales charges.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage Government Securities Fund	Financial highlights

(For a share outstanding throughout each period)

	Year ended August 31
CLASS B	2015	2014	2013	2012	2011
Net asset value, beginning of period	$11.11	$10.77	$11.48	$11.23	$11.16
Net investment income (loss)	(0.01)[1]	(0.02)[1]	(0.03)	0.08 [1]	0.15
Net realized and unrealized gains (losses) on investments	0.12	0.39	(0.41)	0.31	0.17

Total from investment operations	0.11	0.37	(0.44)	0.39	0.32
Distributions to shareholders from
Net investment income	(0.01)	(0.03)	(0.00)[2]	(0.08)	(0.25)
Net realized gains	0.00	0.00	(0.27)	(0.06)	0.00

Total distributions to shareholders	(0.01)	(0.03)	(0.27)	(0.14)	(0.25)
Net asset value, end of period	$11.21	$11.11	$10.77	$11.48	$11.23
Total return[3]	0.99%	3.42%	(3.94)%	3.57%	2.98%
Ratios to average net assets (annualized)
Gross expenses	1.62%	1.61%	1.60%	1.61%	1.60%
Net expenses	1.60%	1.60%	1.60%	1.61%	1.60%
Net investment income (loss)	(0.10)%	(0.18)%	(0.08)%	0.68%	1.55%
Supplemental data
Portfolio turnover rate	349%	349%	341%	327%	268%
Net assets, end of period (000s omitted)	$537	$1,157	$2,266	$4,727	$7,083

[1]	Calculated based upon average shares outstanding

[2]	Amount is less than $0.005.

[3]	Total return calculations do not include any sales charges.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Government Securities Fund	17

(For a share outstanding throughout each period)

	Year ended August 31
CLASS C	2015	2014	2013	2012	2011
Net asset value, beginning of period	$11.11	$10.77	$11.48	$11.23	$11.16
Net investment income (loss)	(0.01)[1]	(0.02)[1]	(0.02)	0.07	0.17
Net realized and unrealized gains (losses) on investments	0.12	0.39	(0.42)	0.32	0.15

Total from investment operations	0.11	0.37	(0.44)	0.39	0.32
Distributions to shareholders from
Net investment income	(0.01)	(0.03)	(0.00)[2]	(0.08)	(0.25)
Net realized gains	0.00	0.00	(0.27)	(0.06)	0.00

Total distributions to shareholders	(0.01)	(0.03)	(0.27)	(0.14)	(0.25)
Net asset value, end of period	$11.21	$11.11	$10.77	$11.48	$11.23
Total return[3]	1.08%	3.42%	(3.94)%	3.57%	2.98%
Ratios to average net assets (annualized)
Gross expenses	1.62%	1.63%	1.60%	1.61%	1.60%
Net expenses	1.60%	1.61%	1.60%	1.61%	1.60%
Net investment income (loss)	(0.13)%	(0.20)%	(0.08)%	0.55%	1.56%
Supplemental data
Portfolio turnover rate	349%	349%	341%	327%	268%
Net assets, end of period (000s omitted)	$26,981	$31,908	$44,647	$75,244	$58,576

[1]	Calculated based upon average shares outstanding

[2]	Amount is less than $0.005.

[3]	Total return calculations do not include any sales charges.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage Government Securities Fund	Financial highlights

(For a share outstanding throughout each period)

	Year ended August 31
ADMINISTRATOR CLASS	2015	2014	2013	2012	2011
Net asset value, beginning of period	$11.11	$10.76	$11.48	$11.23	$11.16
Net investment income	0.10	0.06	0.09	0.17 [1]	0.27 [1]
Net realized and unrealized gains (losses) on investments	0.12	0.42	(0.43)	0.33	0.16

Total from investment operations	0.22	0.48	(0.34)	0.50	0.43
Distributions to shareholders from
Net investment income	(0.12)	(0.13)	(0.11)	(0.19)	(0.36)
Net realized gains	0.00	0.00	(0.27)	(0.06)	0.00

Total distributions to shareholders	(0.12)	(0.13)	(0.38)	(0.25)	(0.36)
Net asset value, end of period	$11.21	$11.11	$10.76	$11.48	$11.23
Total return	1.97%	4.51%	(3.10)%	4.57%	3.97%
Ratios to average net assets (annualized)
Gross expenses	0.80%	0.81%	0.79%	0.79%	0.74%
Net expenses	0.64%	0.64%	0.64%	0.64%	0.64%
Net investment income	0.82%	0.79%	0.88%	1.49%	2.50%
Supplemental data
Portfolio turnover rate	349%	349%	341%	327%	268%
Net assets, end of period (000s omitted)	$216,428	$211,589	$339,446	$436,578	$276,334

[1]	Calculated based upon average shares outstanding

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Government Securities Fund	19

(For a share outstanding throughout each period)

	Year ended August 31
INSTITUTIONAL CLASS	2015	2014	2013	2012	2011
Net asset value, beginning of period	$11.10	$10.76	$11.47	$11.22	$11.15
Net investment income	0.11 [1]	0.10	0.11	0.19 [1]	0.30
Net realized and unrealized gains (losses) on investments	0.14	0.39	(0.42)	0.33	0.15

Total from investment operations	0.25	0.49	(0.31)	0.52	0.45
Distributions to shareholders from
Net investment income	(0.14)	(0.15)	(0.13)	(0.21)	(0.38)
Net realized gains	0.00	0.00	(0.27)	(0.06)	0.00

Total distributions to shareholders	(0.14)	(0.15)	(0.40)	(0.27)	(0.38)
Net asset value, end of period	$11.21	$11.10	$10.76	$11.47	$11.22
Total return	2.22%	4.59%	(2.86)%	4.74%	4.14%
Ratios to average net assets (annualized)
Gross expenses	0.54%	0.55%	0.52%	0.53%	0.52%
Net expenses	0.48%	0.48%	0.48%	0.48%	0.48%
Net investment income	0.99%	0.94%	1.05%	1.71%	2.71%
Supplemental data
Portfolio turnover rate	349%	349%	341%	327%	268%
Net assets, end of period (000s omitted)	$468,859	$540,684	$565,573	$778,919	$718,411

[1]	Calculated based upon average shares outstanding

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Advantage Government Securities Fund	Financial highlights

(For a share outstanding throughout each period)

	Year ended August 31
INVESTOR CLASS	2015	2014	2013	2012	2011
Net asset value, beginning of period	$11.12	$10.77	$11.49	$11.24	$11.17
Net investment income	0.07 [1]	0.04	0.07	0.15 [1]	0.25 [1]
Net realized and unrealized gains (losses) on investments	0.12	0.42	(0.44)	0.33	0.15

Total from investment operations	0.19	0.46	(0.37)	0.48	0.40
Distributions to shareholders from
Net investment income	(0.09)	(0.11)	(0.08)	(0.17)	(0.33)
Net realized gains	0.00	0.00	(0.27)	(0.06)	0.00

Total distributions to shareholders	(0.09)	(0.11)	(0.35)	(0.23)	(0.33)
Net asset value, end of period	$11.22	$11.12	$10.77	$11.49	$11.24
Total return	1.72%	4.25%	(3.33)%	4.31%	3.72%
Ratios to average net assets (annualized)
Gross expenses	0.90%	0.90%	0.87%	0.89%	0.88%
Net expenses	0.88%	0.89%	0.87%	0.89%	0.88%
Net investment income	0.59%	0.53%	0.65%	1.33%	2.25%
Supplemental data
Portfolio turnover rate	349%	349%	341%	327%	268%
Net assets, end of period (000s omitted)	$297,429	$339,618	$437,217	$640,561	$678,022

[1]	Calculated based upon average shares outstanding

The accompanying notes are an integral part of these financial statements.

Notes to financial statements	Wells Fargo Advantage Government Securities Fund	21

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Advantage Government Securities Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Futures contracts

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

22	Wells Fargo Advantage Government Securities Fund	Notes to financial statements

The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

TBA sale commitments

The Fund may enter into To Be Announced (“TBA”) sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities or offsetting TBA purchase commitments, which are deliverable on or before the sale commitment date, are held as “cover” for the transaction. Unsettled TBA sale commitments are valued at the current market value of the underlying securities, according to the procedures described under “Securities valuation”. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss. If the Fund delivers securities under the commitment, the Fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

Inflation-indexed bonds and TIPS

The Fund may invest in inflation-indexed bonds, including Treasury inflation-protected securities (TIPS). Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds (other than municipal inflation indexed bonds and certain corporate inflation-indexed bonds) will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Inflation-indexed bonds, including TIPS, decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed bonds may experience greater losses than other fixed income securities with similar durations.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

Notes to financial statements	Wells Fargo Advantage Government Securities Fund	23

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. U.S. generally accepted accounting principles require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. The primary permanent differences causing such reclassifications are due to certain distributions paid. At August 31, 2015, as a result of permanent book-to-tax differences, the following reclassification adjustments were made on the Statement of Assets and Liabilities:

Overdistributed net investment income	Accumulated net realized gains on investments
$1,064,672	$(1,064,672)

As of August 31, 2015, the Fund had capital loss carryforwards available to offset future net realized capital gains in the amount of $1,568,458 expiring in 2017.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

24	Wells Fargo Advantage Government Securities Fund	Notes to financial statements

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of August 31, 2015:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Agency securities	$0	$822,918,553	$4,835	$822,923,388

Municipal obligations	0	7,557,271	0	7,557,271

Non-agency mortgage-backed securities	0	72,043,839	0	72,043,839

U.S. Treasury securities	678,025,871	0	0	678,025,871

Yankee corporate bonds and notes	0	19,694,025	0	19,694,025

Yankee government bonds	0	10,775,163	0	10,775,163

Short-term investments
Investment companies	18,254,235	0	0	18,254,235
U.S. Treasury securities	1,774,998	0	0	1,774,998
	698,055,104	932,988,851	4,835	1,631,048,790
Futures contracts	17,219	0	0	17,219
Total assets	$698,072,323	$932,988,851	$4,835	$1,631,066,009
Liabilities

TBA sale commitments	$0	$3,635,938	$0	$3,635,938
Futures contracts	210,375	0	0	210,375
Total liabilities	$210,375	$3,635,938	$0	$3,846,313

Futures contracts are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All other assets and liabilities are reported at their market value at measurement date.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At August 31, 2015, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the applicable subadviser, providing fund-level administrative services in connection with the Fund’s operations, and providing any other fund-level administrative services reasonably necessary for the operation of the Fund. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.45% and declining to 0.33% as the average daily net assets of the Fund increase.

Prior to July 1, 2015, Funds Management provided advisory services pursuant to an investment advisory agreement and was entitled to receive an annual fee which started at 0.40% and declined to 0.30% as the average daily net assets of the Fund increased. In addition, fund-level administrative services were provided by Funds Management under a separate administration agreement at an annual fee which started at 0.05% and declined to 0.03% as the average daily net assets of the Fund increased. For financial statement purposes, the advisory fee and fund-level administration fee for the year ended August 31, 2015 have been included in management fee on the Statement of Operations.

For the year ended August 31, 2015, the management fee was equivalent to an annual rate of 0.43% of the Fund’s average daily net assets.

Notes to financial statements	Wells Fargo Advantage Government Securities Fund	25

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.20% and declining to 0.10% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee
Class A, Class B, Class C	0.16%
Administrator Class	0.10
Institutional Class	0.08
Investor Class	0.19

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through December 31, 2015 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.85% for Class A shares, 1.60% for Class B shares, 1.60% for Class C shares, 0.64% for Administrator Class shares, 0.48% for Institutional Class shares, and 0.88% for Investor Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fees

The Trust has adopted a distribution plan for Class B and Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class B and Class C shares. For the year ended August 31, 2015, Funds Distributor received $4,015 from the sale of Class A shares and $20 and $105 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class B, Class C, Administrator Class, and Investor Class of the Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the year ended August 31, 2015 were as follows:

Purchases at cost		Sales proceeds
U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
$5,755,003,502	$50,061,331	$5,755,398,241	$10,000,500

26	Wells Fargo Advantage Government Securities Fund	Notes to financial statements

6. DERIVATIVE TRANSACTIONS

During the year ended August 31, 2015, the Fund entered into futures contracts to speculate on interest rates and to help manage the duration of the portfolio.

At August 31, 2015, the Fund had long and short futures contracts outstanding as follows:

Expiration date	Counterparty	Contracts	Type	Contract value at August 31, 2015	Unrealized gains (losses)
12-21-2015	JPMorgan	29 Short	U.S. Treasury Bonds	$(4,484,125)	$35,289
12-21-2015	JPMorgan	423 Long	10-Year U.S. Treasury Notes	53,747,438	(671,655)
12-21-2015	JPMorgan	30 Long	U.S. Treasury Bonds	4,752,188	(24,367)
12-31-2015	JPMorgan	957 Long	5-Year U.S. Treasury Notes	114,301,688	(913,959)
12-31-2015	JPMorgan	123 Long	2-Year U.S. Treasury Notes	26,871,656	(73,265)

The Fund had an average notional amount of $ $193,265,208 and $7,588,023 in long futures contracts and short futures contracts, respectively, during the year ended August 31, 2015.

On August 31 2014, the cumulative unrealized losses on futures contracts in the amount of $1,647,957 are reflected in net unrealized gains on investments on the Statement of Assets and Liabilities. The receivable and payable for daily variation margin on open futures contracts reflected in the Statement of Assets and Liabilities only represents the current day’s variation margin. The realized gains and change in unrealized gains (losses) on futures contracts are reflected in the Statement of Operations.

For certain types of derivative transactions, the Fund has entered into International Swaps and Derivatives Association, Inc. master agreements (“ISDA Master Agreements”) or similar agreements with approved counterparties. The ISDA Master Agreements or similar agreements may have requirements to deliver/deposit securities or cash to/with an exchange or broker-dealer as collateral and allows the Fund to offset, with each counterparty, certain derivative financial instrument’s assets and/or liabilities with collateral held or pledged. Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under ISDA Master Agreements or similar agreements, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Summary Portfolio of Investments. With respect to balance sheet offsetting, absent an event of default by the counterparty or a termination of the agreement, the reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities are not offset across transactions between the Fund and the applicable counterparty. A reconciliation of the gross amounts on the Statement of Assets and Liabilities to the net amounts by derivative type, including any collateral exposure, is as follows:

Derivative type	Counterparty	Gross amounts of assets in the Statement of Assets and Liabilities	Amounts subject to netting agreements	Collateral received	Net amount of assets
Futures – variation margin	JPMorgan	$17,219	$(17,219)	$0	$0

Derivative type	Counterparty	Gross amounts of liabilities in the Statement of Assets and Liabilities	Amounts subject to netting agreements	Collateral pledged[1]	Net amount of liabilities
Futures – variation margin	JPMorgan	$210,375	$(17,219)	$193,156	$0
[1]	Collateral pledged within this table is limited to the collateral for the net transaction with the counterparty.

7. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds in the Trust) and Wells Fargo Variable Trust are parties to a $150,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit

Notes to financial statements	Wells Fargo Advantage Government Securities Fund	27

agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating fund. For the year ended August 31, 2015, the Fund paid $469 in commitment fees.

For the year ended August 31, 2015, there were no borrowings by the Fund under the agreement.

8. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the years ended August 31, 2015 and August 31, 2014 were as follows:

	Year ended August 31
	2015	2014
Ordinary income	$11,607,144	$15,546,674
Long-term capital gain	1,060,633	0

As of August 31, 2015, the components of distributable earnings on a tax basis were as follows:

Undistributed long-term gain	Unrealized gains	Capital loss carryforward
$3,651,903	$8,507,399	$(1,568,458)

9. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

28	Wells Fargo Advantage Government Securities Fund	Report of independent registered public accounting firm

BOARD OF TRUSTEES AND SHAREHOLDERS OF WELLS FARGO FUNDS TRUST:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments and the summary portfolio of investments, of the Wells Fargo Advantage Government Securities Fund (the “Fund”), one of the funds constituting the Wells Fargo Funds Trust, as of August 31, 2015, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2015, by correspondence with the custodian and brokers, or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Wells Fargo Advantage Government Securities Fund as of August 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

October 26, 2015

Other information (unaudited)	Wells Fargo Advantage Government Securities Fund	29

TAX INFORMATION

Pursuant to Section 852 of the Internal Revenue Code, $1,060,633 was designated as long-term capital gain distributions for the fiscal year ended August 31, 2015.

For the fiscal year ended August 31, 2015, $11,376,285 has been designated as interest-related dividends for nonresident alien shareholders pursuant to Section 871 of the Internal Revenue Code.

For the fiscal year ended August 31, 2015, 26.05% of the ordinary income distributed was derived from interest on U.S. government securities.

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargoadvantagefunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

30	Wells Fargo Advantage Government Securities Fund	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo Advantage family of funds, which consists of 133 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other public company or investment company directorships during past 5 years
William R. Ebsworth (Born 1957)	Trustee, since 2015**	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director at Fidelity Management and Research Company and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. in Boston, Tokyo, and Hong Kong where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Mr. Ebsworth is a CFA ® charterholder and an Adjunct Lecturer, Finance, at Babson College.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015**	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is Chair of Taproot Foundation (non-profit organization), a Board Member of Ruth Bancroft Garden (non-profit organization) and an inactive chartered financial analyst.	Asset Allocation Trust; Harding Loevner Funds; Russell Exchange Traded Funds Trust
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Mr. Harris is a certified public accountant.	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust

Other information (unaudited)	Wells Fargo Advantage Government Securities Fund	31

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other public company or investment company directorships during past 5 years
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

**	William R. Ebsworth and Jane A. Freeman each became a Trustee effective January 1, 2015.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank N.A. from 1996 to 2013.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Executive Vice President of Wells Fargo Funds Management, LLC since 2014, Senior Vice President and Chief Compliance Officer from 2007 to 2014.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 72 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 61 funds and Assistant Treasurer of 72 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

32	Wells Fargo Advantage Government Securities Fund	Other information (unaudited)

BOARD CONSIDERATION OF INVESTMENT ADVISORY, INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS:

Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment advisory and sub-advisory agreements. In this regard, at an in-person meeting held on May 19-20, 2015 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for Wells Fargo Advantage Government Securities Fund (the “Fund”): (i) an investment advisory agreement (the “Advisory Agreement”) with Wells Fargo Funds Management, LLC (“Funds Management”); (ii) an investment management agreement (the “Management Agreement”) with Funds Management; and (iii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Wells Capital Management Incorporated (the “Sub-Adviser”), an affiliate of Funds Management. The Management Agreement combines the terms of the Advisory Agreement with the terms of the Fund’s Amended and Restated Administration Agreement (the “Administration Agreement”) applicable to Fund-level administrative services. The Advisory Agreement, the Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at an in-person meeting in March 2015, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. Also, the Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2015. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board unanimously approved the continuation of the Advisory Agreement for the period from June 1, 2015 through June 30, 2015, approved the Management Agreement for the period from July 1, 2015 through May 31, 2016, and approved the continuation of the Sub-Advisory Agreement for a one-year term through May 31, 2016. The Board also determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and the Sub-Adviser under the Advisory Agreements. This information included, among other things, a summary of the background and experience of senior management of Funds Management, and the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund. The Board noted that the services to be provided to the Fund pursuant to the Management Agreement combined the advisory services previously provided to the Fund pursuant to the Fund’s Advisory Agreement with the Fund-level administrative services previously provided to the Fund pursuant to the Fund’s Administration Agreement. The Board received a representation from Funds Management that combining these services would not result in any change to the nature or level of services provided by Funds Management to the Fund.

The Board evaluated the ability of Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance

Other information (unaudited)	Wells Fargo Advantage Government Securities Fund	33

programs and compliance records of Funds Management and the Sub-Adviser. In addition, the Board took into account the full range of services provided to the Fund by Funds Management and its affiliates.

Fund performance and expenses

The Board considered the performance results for the Fund over various time periods ended March 31, 2015. The Board considered these results in comparison to the performance of funds in a universe that was determined by Lipper Inc. (“Lipper”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Lipper is an independent provider of investment company data. The Board received a description of the methodology used by Lipper to select the mutual funds in the performance Universe. The Board noted that the performance of the Fund (Administrator Class) was higher than or equal to the average performance of the Universe for all periods under review. The Board also noted that the performance of the Fund was in range of its benchmark, the Barclays U.S. Aggregate ex Credit Index, for all periods under review.

The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees (which reflect fee waivers, if any, and include advisory, administration and transfer agent fees), custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Lipper to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Lipper to select the mutual funds in the expense Groups and an explanation of how funds comprising expense groups and their expense ratios may vary from year-to-year. Based on the Lipper reports, the Board noted that the net operating expense ratios of the Fund were lower than the median net operating expense ratios of the expense Groups.

The Board took into account the Fund performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreement and Sub-Advisory Agreement and approve the Management Agreement.

Investment advisory and sub-advisory fee rates

The Board reviewed and considered the contractual investment advisory fee rates that are payable by the Fund to Funds Management for investment advisory services (the “Advisory Agreement Rates”), both on a stand-alone basis and on a combined basis with the Fund’s fund-level and class-level contractual administration fee rates (the “Management Rates”). The Board noted that the Management Rates include transfer agency and sub-transfer agency costs. The Board also noted that the fee rate to be paid by the Fund under the Management Agreement will incorporate the advisory fee and Fund-level administration fee previously payable separately by the Fund under the Fund’s Advisory Agreement and Administration Agreement with Funds Management. The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to the Sub-Adviser for investment sub-advisory services (the “Sub-Advisory Agreement Rates”).

Among other information reviewed by the Board was a comparison of the Management Rates of the Fund with those of other funds in the expense Groups at a common asset level. The Board noted that the Management Rates of the Fund were lower than or equal to the average rates for the Fund’s expense Groups for all share classes.

The Board also received and considered information about the portion of the total advisory fee that was retained by Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by the Sub-Adviser, and about Funds Management’s on-going oversight services. However, given the affiliation between Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of the advisory fee between them.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing mutual funds compared with those associated with managing assets of non-mutual fund clients such as collective funds or institutional separate accounts.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Funds Management under the Management Agreement and Advisory Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable, in light of the services covered by the Advisory Agreements.

34	Wells Fargo Advantage Government Securities Fund	Other information (unaudited)

Profitability

The Board received and considered information concerning the profitability of Funds Management, as well as the profitability of Wells Fargo as a whole, from providing services to the Fund and the fund family as a whole. The Board also received and considered information concerning the profitability of the Sub-Adviser from providing services to the fund family as a whole, noting that the Sub-Adviser’s profitability information with respect to providing services to the Fund was subsumed in the Wells Fargo profitability analysis.

Funds Management reported on the methodologies and estimates used in calculating profitability. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size and type of fund. Based on its review, the Board did not deem the profits reported by Funds Management or Wells Fargo from its services to the Fund to be at a level that would prevent it from approving the continuation of the Advisory Agreements.

Economies of scale

With respect to possible economies of scale, the Board noted the existence of breakpoints in the Fund’s advisory and management fee structures, and the Fund’s administration fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size. It considered that, for a small fund or a fund that shrinks in size, breakpoints conversely can result in higher fee levels. The Board also considered that fee waiver and expense reimbursement arrangements and competitive fee rates at the outset are means of sharing potential economies of scale with shareholders of the Fund and the fund family as a whole. The Board considered Funds Management’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments that Funds Management incurs across the fund family as a whole.

The Board concluded that the Fund’s fee and expense arrangements, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.

Other benefits to Funds Management and the Sub-Adviser

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that various affiliates of Funds Management may receive distribution-related fees, shareholder servicing payments and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser, fees earned by Funds Management and the Sub-Adviser from managing a private investment vehicle for the fund family’s securities lending collateral and commissions earned by an affiliated broker from portfolio transactions.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.

Conclusion

At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreement for the period from June 1, 2015 through June 30, 2015, approved the Management Agreement for the period from July 1, 2015 through May 31, 2016, and approved the continuation of the Sub-Advisory Agreement for a one-year term through May 31, 2016. The Board also determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable.

List of abbreviations	Wells Fargo Advantage Government Securities Fund	35

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Colombian peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2015 Wells Fargo Funds Management, LLC. All rights reserved.

236802 10-15 A216/AR216 08-15

Wells Fargo Advantage High Income Fund

Annual Report

August 31, 2015

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of August 31, 2015, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Advantage High Income Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Major central banks continued to inject liquidity into global banks and markets through various accommodative monetary policies, including quantitative easing.

Dear Valued Shareholder:

We are pleased to offer you this annual report for the Wells Fargo Advantage High Income Fund for the 12-month period that ended August 31, 2015. The period was marked by low interest rates, low oil prices, and moderate U.S. economic growth. Short-term investment-grade bonds, as measured by the Barclays U.S. 1-3 Year Government/Credit Bond Index,1 returned 0.81% during the period. Meanwhile, strong demand for high-quality, liquid assets kept returns on Treasury bills more modest; the Barclays 6-Month Treasury Bill Index2 returned 0.15% during the period.

Major central banks continued to provide stimulus.

Major central banks continued to inject liquidity into global banks and markets through various accommodative monetary policies, including quantitative easing. In the U.S., the Federal Reserve (Fed) kept its key interest rate near zero in order to support the economy and the financial system. However, it set expectations for it to begin normalizing monetary policy with higher target ranges for the federal funds rate.

Meanwhile, European markets continued to benefit from the European Central Bank’s (ECB’s) willingness to maintain low interest rates. In addition to its targeted longer-term refinancing operations that are designed to increase bank lending, the ECB expanded its quantitative easing program to include the purchase of eurozone government bonds. In Japan, the Bank of Japan maintained an aggressive monetary program aimed at combating deflation.

Economic growth was moderate, and oil prices plummeted.

U.S. economic growth advanced during the reporting period, the unemployment rate ticked lower to 5.1% as of August 2015, and inflation remained below the Fed’s longer-run objective of a 2% pace. The period was also marked by lower oil prices, which began the reporting period near $90 per barrel but declined to $46 per barrel at the end of August 2015. While lower oil prices benefited consumers of oil products, the lower prices pressured companies within the energy sector.

Bond yields rose but remained low by historical standards.

Short-term interest rates increased during the reporting period, with a flattening in the shape of the short-term yield curve. During this time frame, 1-year Treasury bills rose 29 basis points (bps; 100 bps equals 1.00%) to yield 0.38%, 2-year Treasury note yields rose 21 bps to yield 0.74%, and 3-year Treasury note yields rose only 8 bps to yield 1.05%. Meanwhile, ultra-short-term yields were little changed at ultralow levels, anchored by the easy monetary policy.

Since the end of the financial crisis, structural changes in the fixed-income markets have reduced trading liquidity (the degree to which assets can be bought or sold without affecting the price). New regulations and capital requirements have caused traditional liquidity suppliers (banks and broker/dealers) to be more risk-averse and hold less inventory. Meanwhile, corporate-debt issuance has spiked as companies finance themselves at record-low yields, bond mutual funds hold larger amounts of this new debt supply, trading volumes are lower, and large-size trades are more difficult to execute. However, fixed-income markets appear to have functioned well over the past year with sufficient liquidity and muted volatility.

[1]	The Barclays U.S. 1–3 Year Government/Credit Bond Index is the one- to three-year component of the Barclays U.S. Government/Credit Bond Index that includes securities in the Government and Credit Indexes. The Government Index includes Treasuries (that is, public obligations of the U.S. Treasury that have remaining maturities of more than one year) and agencies (that is, publicly issued debt of U.S. government agencies, quasi-federal corporations, and corporate or foreign debt guaranteed by the U.S. government).The Credit Index includes publicly issued U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity, and quality requirements. You cannot invest directly in an index.

[2]	The Barclays 6-Month Treasury Bill Index tracks the performance and attributes of recently issued 6-month U.S. Treasury bills. The index follows Barclays’ monthly rebalancing conventions. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Advantage High Income Fund	3

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Advantage Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest in Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future.

Notice to shareholders

At a meeting held on August 11–12, 2015, the Board of Trustees of the Fund approved a change in the name of the Fund whereby the word “Advantage” will be removed from its name, effective December 15, 2015.

For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

4	Wells Fargo Advantage High Income Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks total return, consisting of a high level of current income and capital appreciation.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Kevin J. Maas, CFA

Thomas M. Price, CFA

Michael J. Schueller, CFA

Average annual total returns1 (%) as of August 31, 2015

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (SHBAX)	2-29-2000	(9.27)	4.60	5.26	(5.00)	5.57	5.75	1.01	0.91
Class B (WFNBX)*	7-18-2008	(10.71)	4.48	5.20	(5.71)	4.81	5.20	1.76	1.66
Class C (WFNCX)	7-18-2008	(6.71)	4.78	4.97	(5.71)	4.78	4.97	1.76	1.66
Administrator Class (WFNDX)	7-30-2010	–	–	–	(4.81)	5.71	5.88	0.95	0.81
Institutional Class (SHYYX)	7-31-2001	–	–	–	(4.52)	6.02	6.20	0.68	0.51
Investor Class (STHYX)	12-28-1995	–	–	–	(4.99)	5.57	5.74	1.04	0.94
Barclays U.S. Corporate High Yield Bond Index[4]	–	–	–	–	(2.93)	7.34	7.43	–	–
*	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 4.50%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Administrator Class, Institutional Class, and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest-rate changes and their impact on the Fund and its share price can be sudden and unpredictable. High-yield securities have a greater risk of default and tend to be more volatile than higher-rated debt securities. Loans are subject to risks similar to those associated with other below-investment-grade bond investments, such as credit risk (for example, risk of issuer default), below-investment-grade bond risk (for example, risk of greater volatility in value), and risk that the loan may become illiquid or difficult to price. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to foreign investment risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Advantage High Income Fund	5

Growth of $10,000 investment[5] as of August 31, 2015

[1]	Effective June 20, 2008, Advisor Class was renamed Class A and modified to assume the features and attributes of Class A. Historical performance shown for Class A shares through June 19, 2008, includes Advisor Class expenses. Historical performance shown for Class B and Class C shares prior to their inception reflects the performance of Investor Class shares, adjusted to reflect the higher expenses applicable to Class B and Class C shares. Historical performance shown for Administrator Class shares prior to their inception reflects the performance of Institutional Class shares, adjusted to reflect the higher expenses applicable to Administrator Class shares.

[2]	Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.01% in acquired fund fees and expenses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report, which do not include acquired fund fees and expenses.

[3]	The manager has contractually committed through December 31, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver at 0.93% for Class A, 1.68% for Class B, 1.68% for Class C, 0.80% for Administrator Class, 0.50% for Institutional Class, and 0.93% for Investor Class. Effective January 1, 2016, the manager has contractually committed through December 31, 2016, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver at 0.83% for Administrator Class and 0.53% for Institutional Class, respectively. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower.

[4]	The Barclays U.S. Corporate High Yield Bond Index is an unmanaged, U.S. dollar-denominated, nonconvertible, non-investment-grade debt index. The index consists of domestic and corporate bonds rated Ba and below with a minimum outstanding amount of $150 million. You cannot invest directly in an index.

[5]	The chart compares the performance of Class A shares for the most recent 10 years with the performance of the Barclays U.S. Corporate High Yield Bond Index. The chart assumes a hypothetical investment of $10,000 in Class A shares and reflects all operating expenses and assumes the maximum initial sales charge of 4.50%.

[6]	The ten largest holdings, excluding cash and cash equivalents, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[7]	The credit quality distribution of portfolio holdings reflected in the chart is based on ratings from Standard & Poor’s, Moody’s Investors Service, and/or Fitch Ratings Ltd. Credit quality ratings apply to the underlying holdings of the Fund and not to the Fund itself. The percentages of the Fund’s portfolio with the ratings depicted in the chart are calculated based on the total market value of fixed income securities held by the Fund. If a security was rated by all three rating agencies, the middle rating was utilized. If rated by two of three rating agencies, the lower rating was utilized, and if rated by one of the rating agencies, that rating was utilized. Standard & Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories. Standard & Poor’s rates the creditworthiness of short-term notes from SP-1 (highest) to SP-3 (lowest). Moody’s rates the creditworthiness of bonds, ranging from Aaa (highest) to C (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Moody’s rates the creditworthiness of short-term U.S. tax-exempt municipal securities from MIG 1/VMIG 1 (highest) to SG (lowest). Fitch rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Credit quality distribution is subject to change and may have changed since the date specified.

6	Wells Fargo Advantage High Income Fund	Performance highlights (unaudited)

MANAGER’S DISCUSSION

Fund highlights

■	The Fund underperformed its benchmark, the Barclays U.S. Corporate High Yield Bond Index, for the 12-month period that ended August 31, 2015.

■	The Fund underperformed its benchmark because of its exposure to the energy sector. Other sectors that detracted included media/entertainment, technology, cable/satellite, and wireless.

■	The Fund ended the period with a below-benchmark weighting in CCC-rated bonds, which proved beneficial because such bonds underperformed.

Declining commodity prices drove weakness in the high-yield market, and the Fund’s energy exposure hampered its relative returns.

Despite modest growth in the U.S. economy and low default rates, the Barclays U.S. Corporate High Yield Bond Index lost 2.93% for the period due to weakness in commodity prices. For example, the high-yield energy sector lost 19.86% while the metals and mining sector lost 19.50%. Most other sectors posted slightly positive returns for the 12 months.

Ten largest holdings[6] (%) as of August 31, 2015
Sprint Corporation, 7.88%, 9-15-2023	1.99
Valeant Pharmaceuticals International Incorporated, 6.13%, 4-15-2025	1.71
Tenet Healthcare Corporation, 6.75%, 6-15-2023	1.22
American Axle Manufacturing Incorporated, 6.63%, 10-15-2022	1.21
HCA Incorporated, 4.75%, 5-1-2023	1.20
Clear Channel Worldwide Holdings Incorporated, 6.50, 11-15-2022	1.19
Crown Castle Operating Company, 3.00%, 1-31-2021	1.16
Kindred Healthcare Incorporated, 8.75%, 1-15-2023	1.06
Sabine Pass Liquefaction LLC, 5.63%, 2-1-2021	1.05
Casella Waste Systems Incorporated, 7.75%, 2-15-2019	1.00

Entering the reporting period, we expected returns primarily would be driven by income because the average price on high-yield bonds was well above par (and not far from all-time highs), leaving minimal room for price appreciation, in our opinion, especially if U.S. Treasury rates rose. We did not expect significant depreciation because we believed that most companies were appropriately capitalized for prevailing economic conditions. Although oil prices had declined in July and August of 2014, they began the period in the $90–$110 range that had been in place since January 2013. We were not expecting the precipitous drop in oil that occurred in the fourth quarter of 2014 and drove meaningful bond price declines in the energy sector. The decline was driven by the combination of continued high oil supply and unexpectedly weak demand. The Fund entered the period with an overweight to the energy sector, but we reduced the position in the fourth quarter of 2014. By the end of the reporting period, the Fund had an underweight to energy.

The other sector that significantly underperformed was metals and mining, largely because of the secular decline in the coal industry. The Fund’s underweight allocation to metals and mining was its largest contributor relative to the benchmark.

Looking at other sectors, detractors included the Fund’s exposure to media/entertainment, technology, cable/satellite, and wireless. Sector contributors included health care, consumer products, and retailers.

Credit quality[7] as of August 31, 2015

The Fund was positioned with an underweight to CCC-rated credits and below-benchmark interest-rate sensitivity.

In a period marked by moderate economic growth and modestly lower Treasury rates, higher-quality high-yield bonds outperformed. Although the Barclays U.S. Corporate High Yield Bond Index returned -2.93% for the 12-month period, higher-quality BB-rated credits returned 0.18%, medium-quality B-rated credits lost 3.20%, and lower-rated CCC-rated credits lost 8.73%.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Advantage High Income Fund	7

Throughout the period, we remained disciplined in our security selection. Although credit fundamentals were solid and we expected default rates to remain below average during the period, we reduced the Fund’s exposure to CCC-rated bonds in 2015 because we did not believe the additional yield was fairly compensating investors for the incremental credit risk and the potential for price declines. CCC-rated bonds underperformed over the period, and this positioning benefited the Fund’s relative performance.

However, given that we expect the economy to grow modestly and the default rate to remain low outside the commodity sectors, we kept the Fund slightly overweight to B-rated securities in order to generate income for the portfolio. We also kept the Fund’s interest-rate sensitivity (duration) below that of the benchmark in an effort to protect against possibly higher interest rates. Although this positioning detracted during the reporting period, we remain comfortable with the Fund’s relatively shorter duration as we seek to protect against a possible increase in Treasury rates. We continued to hold approximately 6% of the portfolio in leveraged loans to generate income; the loan exposure also helped reduce the Fund’s duration. Finally, with lower secondary liquidity in the high-yield market due to regulations enacted after the financial crisis, we maintained a cash position slightly higher than we did historically.

Will the high-yield weakness continue?

After an extended period of strong returns after the financial crisis, the high-yield market weakened from June 2014 through the end of the reporting period. The commodity sectors were the primary drivers of the weakness, but many of the factors that contributed to high-yield strength are expected to continue: moderate economic growth, low default rates outside of the commodity sectors, corporate earnings growth, and generally prudent balance sheet management. However, easy monetary policy may have been the largest contributor to high-yield performance, and that will likely end; many investors expect the U.S. Federal Reserve (Fed) to begin raising short-term rates in late 2015. Our view is that any Fed moves will be gradual and dependent on economic and market conditions.

Volatility may continue in the commodity sectors due to concerns about China’s economic growth and OPEC decisions. However, outside of commodities, we believe that spreads (or the yield of high-yield bonds relative to comparable Treasuries) are wider than would be expected given the U.S. economic outlook and projected lower-than-average default rates. We therefore believe that high-yield bond spreads are likely to tighten over the next 12 months.

8	Wells Fargo Advantage High Income Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from March 1, 2015 to August 31, 2015.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 3-1-2015	Ending account value 8-31-2015	Expenses paid during the period¹	Net annualized expense ratio
Class A
Actual	$1,000.00	$969.62	$4.47	0.90%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.67	$4.58	0.90%
Class B
Actual	$1,000.00	$965.94	$8.18	1.65%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.89	$8.39	1.65%
Class C
Actual	$1,000.00	$965.96	$8.18	1.65%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.89	$8.39	1.65%
Administrator Class
Actual	$1,000.00	$970.65	$3.97	0.80%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.17	$4.08	0.80%
Institutional Class
Actual	$1,000.00	$972.12	$2.49	0.50%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.68	$2.55	0.50%
Investor Class
Actual	$1,000.00	$969.70	$4.62	0.93%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.52	$4.74	0.93%

[1]	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—August 31, 2015	Wells Fargo Advantage High Income Fund	9

Security name	Interest rate	Maturity date	Principal	Value

Corporate Bonds and Notes: 74.27%

Consumer Discretionary: 18.02%

Auto Components: 3.65%
American Axle Manufacturing Incorporated	6.63%	10-15-2022	$5,000,000	$5,100,000
Goodyear Tire & Rubber Company	6.50	3-1-2021	4,000,000	4,234,000
Lear Corporation	5.25	1-15-2025	2,500,000	2,487,500
ZF North America Capital Incorporated 144A	4.00	4-29-2020	675,000	674,899
ZF North America Capital Incorporated 144A	4.50	4-29-2022	3,000,000	2,913,750

				15,410,149

Diversified Consumer Services: 0.92%
Ashtead Capital Incorporated 144A	5.63	10-1-2024	3,935,000	3,907,967

Hotels, Restaurants & Leisure: 1.58%
MGM Resorts International Company	6.63	12-15-2021	2,000,000	2,125,000
MGM Resorts International Company	8.63	2-1-2019	1,000,000	1,117,200
Tunica-Biloxi Gaming Authority 144A(i)(s)	9.00	11-15-2015	6,260,000	3,443,000

				6,685,200

Household Durables: 2.65%
Beazer Homes USA Company	7.25	2-1-2023	3,000,000	2,872,500
KB Home	7.50	9-15-2022	3,000,000	3,090,000
Lennar Corporation	4.75	5-30-2025	2,500,000	2,425,000
Standard Pacific Corporation	8.38	1-15-2021	2,400,000	2,820,000
				11,207,500

Media: 6.76%
CCO Holdings LLC	6.50	4-30-2021	3,000,000	3,135,600
CCO Holdings LLC	6.63	1-31-2022	2,000,000	2,105,000
Clear Channel Communications Incorporated «	10.00	1-15-2018	3,000,000	2,178,750
Clear Channel Communications Incorporated (PIK at 14.00%) ¥	14.00	2-1-2021	2,081,208	1,181,086
Clear Channel Worldwide Holdings Incorporated	6.50	11-15-2022	5,000,000	5,052,500
Cumulus Media Holdings Incorporated «	7.75	5-1-2019	2,400,000	1,992,000
DISH DBS Corporation	5.88	7-15-2022	3,000,000	2,836,890
Gannett Company Incorporated 144A	5.50	9-15-2024	885,000	876,150
iHeartCommunications Incorporated	9.00	3-1-2021	2,000,000	1,760,000
Nielsen Finance LLC 144A	5.00	4-15-2022	500,000	493,121
Sinclair Television Group Incorporated 144A	5.63	8-1-2024	3,000,000	2,853,750
Sirius XM Radio Incorporated 144A	5.75	8-1-2021	2,000,000	2,070,000
Sirius XM Radio Incorporated 144A	6.00	7-15-2024	2,000,000	2,060,000

				28,594,847

Specialty Retail: 2.22%
L Brands Incorporated	6.63	4-1-2021	2,000,000	2,250,000
Neiman Marcus Group Limited 144A	8.00	10-15-2021	3,500,000	3,696,875
Outerwall Incorporated	5.88	6-15-2021	1,000,000	945,000
Sally Beauty Holdings Incorporated	5.75	6-1-2022	2,400,000	2,496,000

				9,387,875

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage High Income Fund	Portfolio of investments—August 31, 2015

Security name	Interest rate	Maturity date	Principal	Value

Textiles, Apparel & Luxury Goods: 0.24%
JC Penney Corporation Incorporated	8.13%	10-1-2019	$1,000,000	$1,015,000

Consumer Staples: 3.39%

Food Products: 2.66%
Dean Foods Company 144A	6.50	3-15-2023	2,000,000	2,020,000
JBS USA LLC/JBS USA Finance Incorporated 144A	5.88	7-15-2024	3,500,000	3,486,875
Post Holdings Incorporated 144A	6.75	12-1-2021	3,000,000	3,018,750
TreeHouse Foods Incorporated	4.88	3-15-2022	2,730,000	2,709,525

				11,235,150

Household Products: 0.73%
Spectrum Brands Incorporated 144A	5.75	7-15-2025	3,000,000	3,090,000

Energy: 10.21%

Energy Equipment & Services: 2.11%
EP Energy LLC & Everest Acquisition Finance Incorporated «	6.38	6-15-2023	1,000,000	850,000
EP Energy LLC & Everest Acquisition Finance Incorporated	9.38	5-1-2020	2,000,000	1,937,000
Gulfmark Offshore Incorporated «	6.38	3-15-2022	2,000,000	1,280,000
Key Energy Services Incorporated	6.75	3-1-2021	2,000,000	840,000
SESI LLC	7.13	12-15-2021	4,000,000	3,990,640

				8,897,640

Oil, Gas & Consumable Fuels: 8.10%
California Resources Corporation «	6.00	11-15-2024	2,000,000	1,510,000
Carrizo Oil & Gas Incorporated	6.25	4-15-2023	2,000,000	1,800,000
Chesapeake Energy Corporation	4.88	4-15-2022	2,000,000	1,450,000
Chesapeake Energy Corporation	6.63	11-15-2019	3,100,000	2,046,000
Concho Resources Incorporated	5.50	4-1-2023	2,000,000	1,975,000
Crestwood Midstream Partners LP	6.13	3-1-2022	2,500,000	2,275,000
Energy XXI Gulf Coast Incorporated 144A	11.00	3-15-2020	3,000,000	1,845,000
Halcon Resources Corporation	8.88	5-15-2021	2,000,000	720,000
Midstates Petroleum Incorporated LLC	10.75	10-1-2020	1,000,000	290,000
Newfield Exploration Company	5.38	1-1-2026	2,065,000	1,935,938
Oasis Petroleum Incorporated	6.88	1-15-2023	4,000,000	3,200,000
Penn Virginia Corporation	8.50	5-1-2020	3,000,000	780,000
Sabine Pass Liquefaction LLC	5.63	2-1-2021	4,500,000	4,432,500
Targa Resources Partners Incorporated	6.88	2-1-2021	4,000,000	4,000,000
Tesoro Logistics LP Corporation	6.13	10-15-2021	3,500,000	3,508,750
Transocean Incorporated «	6.88	12-15-2021	2,000,000	1,595,000
Whiting Petroleum Corp Company	6.25	4-1-2023	1,000,000	902,500

				34,265,688

Financials: 6.48%

Banks: 1.19%
Bank of America Corporation ±	6.10	12-29-2049	3,000,000	2,928,750
CIT Group Incorporated	5.25	3-15-2018	2,000,000	2,077,500

				5,006,250

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2015	Wells Fargo Advantage High Income Fund	11

Security name	Interest rate	Maturity date	Principal	Value

Capital Markets: 1.40%
Goldman Sachs Group Incorporated ±	5.38%	12-29-2049	$3,000,000	$2,940,000
Morgan Stanley ±	5.55	12-29-2049	3,000,000	2,996,250

				5,936,250

Consumer Finance: 1.56%
Ally Financial Incorporated	4.13	2-13-2022	2,000,000	1,955,000
Navient Corporation	5.88	10-25-2024	3,000,000	2,535,000
SLM Corporation	5.50	1-25-2023	2,500,000	2,106,250

				6,596,250

Diversified Financial Services: 1.57%
Alphabet Holdings Company Incorporated (PIK at 8.50%) ¥	7.75	11-1-2017	3,500,000	3,491,250
Argos Merger Incorporated 144A	7.13	3-15-2023	3,000,000	3,142,500

				6,633,750

Insurance: 0.76%
Genworth Holdings Incorporated	4.80	2-15-2024	4,000,000	3,220,000

Health Care: 8.99%

Health Care Equipment & Supplies: 0.47%
DJO Finco Incorporated 144A	8.13	6-15-2021	1,000,000	1,034,500
Universal Hospital Services Incorporated	7.63	8-15-2020	1,000,000	970,000

				2,004,500

Health Care Providers & Services: 7.66%
Community Health Systems Incorporated	8.00	11-15-2019	4,000,000	4,180,000
DaVita HealthCare Partners Incorporated	5.00	5-1-2025	3,000,000	2,940,000
Hanger Orthopedic Group	7.13	11-15-2018	4,000,000	3,960,000
HCA Incorporated	4.75	5-1-2023	5,000,000	5,068,700
HealthSouth Corporation	5.75	11-1-2024	3,000,000	3,041,700
Kindred Healthcare Incorporated 144A	8.75	1-15-2023	4,000,000	4,480,000
Select Medical Corporation	6.38	6-1-2021	3,500,000	3,552,500
Tenet Healthcare Corporation	6.75	6-15-2023	5,000,000	5,150,000

				32,372,900

Pharmaceuticals: 0.86%
Endo Finance LLC 144A	6.00	7-15-2023	3,500,000	3,640,000

Industrials: 10.28%

Aerospace & Defense: 1.83%
DigitalGlobe Incorporated 144A	5.25	2-1-2021	4,000,000	3,840,000
TransDigm Group Incorporated	6.50	7-15-2024	4,000,000	3,910,000

				7,750,000

Airlines: 0.67%
United Continental Holdings Incorporated	6.00	12-1-2020	2,700,000	2,818,125

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage High Income Fund	Portfolio of investments—August 31, 2015

Security name	Interest rate	Maturity date	Principal	Value

Building Products: 0.71%
USG Corporation 144A	5.50%	3-1-2025	$3,000,000	$2,985,000

Commercial Services & Supplies: 2.28%
ADT Corporation «	6.25	10-15-2021	2,500,000	2,581,250
Casella Waste Systems Incorporated	7.75	2-15-2019	4,250,000	4,239,375
West Corporation 144A	5.38	7-15-2022	3,000,000	2,820,000

				9,640,625

Machinery: 2.35%
Manitowoc Company Incorporated	8.50	11-1-2020	4,000,000	4,192,500
Navistar International Corporation	8.25	11-1-2021	4,000,000	3,490,000
Terex Corporation	6.00	5-15-2021	2,250,000	2,272,500

				9,955,000

Road & Rail: 0.90%
The Hertz Corporation	5.88	10-15-2020	2,750,000	2,778,490
The Hertz Corporation	6.25	10-15-2022	1,000,000	1,017,500

				3,795,990

Trading Companies & Distributors: 1.54%
Aircastle Limited	5.50	2-15-2022	2,500,000	2,587,500
United Rentals North America Incorporated	5.75	11-15-2024	4,000,000	3,940,000

				6,527,500

Information Technology: 2.40%

Communications Equipment: 0.23%
CommScope Technologies Finance LLC 144A	6.00	6-15-2025	1,000,000	972,500

Internet Software & Services: 0.11%
Infor US Incorporated 144A	6.50	5-15-2022	500,000	468,750

IT Services: 2.06%
First Data Corporation	10.63	6-15-2021	1,950,000	2,157,188
First Data Corporation 144A	8.75	1-15-2022	3,000,000	3,157,500
Neustar Incorporated «	4.50	1-15-2023	4,000,000	3,400,000

				8,714,688

Materials: 5.32%

Chemicals: 1.85%
Huntsman International LLC	4.88	11-15-2020	4,000,000	3,920,000
Tronox Finance LLC	6.38	8-15-2020	1,000,000	820,000
W.R. Grace & Company 144A	5.63	10-1-2024	3,000,000	3,093,750

				7,833,750

Containers & Packaging: 1.18%
Crown Americas Capital Corporation lV	4.50	1-15-2023	3,000,000	2,936,250
Owens-Brockway Glass Container Incorporated 144A	5.88	8-15-2023	2,000,000	2,035,000

				4,971,250

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2015	Wells Fargo Advantage High Income Fund	13

Security name	Interest rate	Maturity date	Principal	Value

Metals & Mining: 2.29%
AK Steel Corporation	7.63%	5-15-2020	$1,000,000	$655,000
AK Steel Corporation	8.38	4-1-2022	2,840,000	1,789,200
Steel Dynamics Incorporated	5.50	10-1-2024	4,250,000	4,127,812
United States Steel Corporation «	6.88	4-1-2021	3,500,000	3,115,000

				9,687,012

Telecommunication Services: 6.13%

Diversified Telecommunication Services: 2.01%
CenturyLink Incorporated	5.63	4-1-2020	3,000,000	2,996,250
Cincinnati Bell Incorporated	8.38	10-15-2020	3,000,000	3,135,000
Frontier Communications Corporation	6.25	9-15-2021	2,615,000	2,386,188

				8,517,438

Wireless Telecommunication Services: 4.12%
Sprint Capital Corporation	6.90	5-1-2019	3,000,000	3,041,250
Sprint Corporation	7.88	9-15-2023	8,750,000	8,410,938
T-Mobile USA Incorporated	6.25	4-1-2021	3,000,000	3,098,400
T-Mobile USA Incorporated	6.38	3-1-2025	2,000,000	2,040,000
Windstream Services LLC	7.75	10-1-2021	1,000,000	815,010

				17,405,598

Utilities: 3.05%

Independent Power & Renewable Electricity Producers: 3.05%
Calpine Corporation	5.38	1-15-2023	1,500,000	1,447,050
Dynergy Incorporated	5.88	6-1-2023	3,000,000	2,865,000
NRG Energy Incorporated	6.63	3-15-2023	3,500,000	3,438,750
TerraForm Power Operating LLC 144A	5.88	2-1-2023	1,500,000	1,425,000
The AES Corporation	5.50	3-15-2024	3,910,000	3,734,050

				12,909,850

Total Corporate Bonds and Notes (Cost $334,921,408)				314,059,992

Loans: 6.09%

Consumer Discretionary: 0.91%

Hotels, Restaurants & Leisure: 0.91%
Aramark Corporation ±	3.25	9-7-2019	3,880,000	3,864,480

Financials: 1.87%

Diversified Financial Services: 0.71%
Delos Finance SARL ±	3.50	3-6-2021	3,000,000	2,994,750

REITs: 1.16%
Crown Castle Operating Company ±	3.00	1-31-2021	4,925,000	4,903,724

Industrials: 0.82%

Commercial Services & Supplies: 0.82%
ServiceMaster Company ±	4.25	7-1-2021	3,473,750	3,453,915

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage High Income Fund	Portfolio of investments—August 31, 2015

Security name	Interest rate	Maturity date	Principal	Value

Information Technology: 1.57%

Internet Software & Services: 0.75%
Zayo Group LLC ±	3.75%	5-6-2021	$3,201,404	$3,180,883

Semiconductors & Semiconductor Equipment: 0.82%
Freescale Semiconductor Incorporated ±	4.25	3-1-2020	3,447,500	3,442,122

Telecommunication Services: 0.92%

Wireless Telecommunication Services: 0.92%
SBA Communications Corporation ±	3.25	3-24-2021	3,960,000	3,914,817

Total Loans (Cost $25,886,846)				25,754,691

Municipal Obligations: 1.78%

Alabama: 0.42%
Jefferson County AL Taxable Warrants Series D (GO Revenue)	4.90	4-1-2017	1,750,000	1,773,345

Florida: 0.72%
Florida Development Financial Corporation Renaissance Charter School Project Series B (Education Revenue)	7.50	6-15-2018	1,015,000	1,017,091
Florida Development Financial Corporation Renaissance Charter School Project Series B (Education Revenue)	8.00	12-15-2018	1,965,000	2,009,409

				3,026,500

Illinois: 0.64%
Chicago IL Build America Bonds Direct Payment Project Series 2010B (GO Revenue)	7.52	1-1-2040	2,855,000	2,714,877

Total Municipal Obligations (Cost $7,640,126)				7,514,722

Yankee Corporate Bonds and Notes: 12.11%

Consumer Discretionary:2.56%

Automobiles: 0.70%
Fiat Chrysler Automobiles	5.25	4-15-2023	3,000,000	2,966,250

Hotels, Restaurants & Leisure: 0.67%
International Game Technology 144A	6.50	2-15-2025	3,000,000	2,842,500

Media: 1.19%
Altice SA 144A	7.75	5-15-2022	1,000,000	975,000
Quebecor Media Incorporated	5.75	1-15-2023	4,000,000	4,039,000

				5,014,000

Financials: 2.67%

Banks: 0.95%
Royal Bank of Scotland Group plc	5.13	5-28-2024	4,000,000	4,033,324

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2015	Wells Fargo Advantage High Income Fund	15

Security name	Interest rate	Maturity date	Principal	Value

Diversified Financial Services: 1.72%
AerCap Ireland Capital Limited	5.00%	10-1-2021	$3,500,000	$3,622,500
Schaeffler Finance BV 144A	4.75	5-15-2023	2,670,000	2,569,875
Schaeffler Holding Finance BV 144A	6.75	11-15-2022	1,000,000	1,067,500

				7,259,875

Health Care: 1.70%

Pharmaceuticals: 1.70%
Valeant Pharmaceuticals International Incorporated 144A	6.13	4-15-2025	7,000,000	7,210,000

Industrials: 0.36%

Aerospace & Defense: 0.36%
Bombardier Incorporated 144A	7.50	3-15-2025	2,000,000	1,505,000

Information Technology: 0.62%

Semiconductors & Semiconductor Equipment: 0.62%
NXP Funding LLC 144A	5.75	2-15-2021	2,500,000	2,609,375

Materials: 2.35%

Containers & Packaging: 0.91%
Ardagh Holdings USA Incorporated 144A	6.75	1-31-2021	3,750,000	3,825,000

Metals & Mining: 0.47%
ArcelorMittal SA	7.00	2-25-2022	2,000,000	1,995,000

Paper & Forest Products: 0.97%
Sappi Papier Holding GmbH 144A	6.63	4-15-2021	4,000,000	4,100,000

Telecommunication Services: 1.85%

Diversified Telecommunication Services: 1.85%
Intelsat Luxembourg SA	7.75	6-1-2021	5,000,000	3,746,250
Virgin Media Finance plc 144A	5.75	1-15-2025	1,500,000	1,506,563
Virgin Media Finance plc 144A	6.00	10-15-2024	500,000	513,125
Virgin Media Finance plc 144A	6.38	4-15-2023	2,000,000	2,078,740

				7,844,678

Total Yankee Corporate Bonds and Notes (Cost $53,419,282)				51,205,002

	Yield		Shares

Short-Term Investments: 5.94%

Investment Companies: 5.75%
Securities Lending Cash Investments, LLC (l)(r)(u)	0.15		15,766,988	15,766,988
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.15		8,550,902	8,550,902

				24,317,890

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage High Income Fund	Portfolio of investments—August 31, 2015

Security name	Yield	Maturity date	Principal	Value

U.S. Treasury Securities: 0.19%
U.S. Treasury Bill (z)#	0.01%	9-17-2015	$800,000	$799,999

Total Short-Term Investments (Cost $25,117,888)				25,117,889

Total investments in securities (Cost $446,985,550) *	100.19%	423,652,296
Other assets and liabilities, net	(0.19)	(794,695)

Total net assets	100.00%	$422,857,601

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

(i)	Illiquid security for which the designation as illiquid is unaudited.

(s)	The security is currently in default with regards to scheduled interest and/or principal payments. The Fund has stopped accruing interest on the security.

«	All or a portion of this security is on loan.

¥	A payment-in-kind (PIK) security is a security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.

±	Variable rate investment. The rate shown is the rate in effect at period end.

(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.

(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

(z)	Zero coupon security. The rate represents the current yield to maturity.

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

*	Cost for federal income tax purposes is $447,000,740 and unrealized gains (losses) consists of:

Gross unrealized gains	$4,062,202
Gross unrealized losses	(27,410,646)

Net unrealized losses	$(23,348,444)

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—August 31, 2015	Wells Fargo Advantage High Income Fund	17

Assets
Investments
In unaffiliated securities (including $15,394,388 of securities loaned), at value (cost $422,667,660)	$399,334,406
In affiliated securities, at value (cost $24,317,890)	24,317,890

Total investments, at value (cost $446,985,550)	423,652,296
Receivable for investments sold	13,506,688
Receivable for Fund shares sold	340,655
Receivable for interest	7,272,829
Receivable for daily variation margin on open futures contracts	26,500
Receivable for securities lending income	17,470
Prepaid expenses and other assets	43,246

Total assets	444,859,684

Liabilities
Dividends payable	442,671
Payable for Fund shares redeemed	5,410,495
Payable upon receipt of securities loaned	15,766,988
Management fee payable	154,520
Distribution fees payable	12,468
Administration fees payable	54,225
Accrued expenses and other liabilities	160,716

Total liabilities	22,002,083

Total net assets	$422,857,601

NET ASSETS CONSIST OF
Paid-in capital	$465,491,578
Overdistributed net investment income	(45,674)
Accumulated net realized losses on investments	(19,458,365)
Net unrealized losses on investments	(23,129,938)

Total net assets	$422,857,601

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$55,873,438
Shares outstanding – Class A1	8,446,516
Net asset value per share – Class A	$6.61
Maximum offering price per share – Class A2	$6.92
Net assets – Class B	$194,427
Shares outstanding – Class B1	29,398
Net asset value per share – Class B	$6.61
Net assets – Class C	$18,967,542
Shares outstanding – Class C1	2,867,809
Net asset value per share – Class C	$6.61
Net assets – Administrator Class	$70,841,420
Shares outstanding – Administrator Class[1]	10,601,126
Net asset value per share – Administrator Class	$6.68
Net assets – Institutional Class	$92,215,763
Shares outstanding – Institutional Class[1]	13,812,268
Net asset value per share – Institutional Class	$6.68
Net assets – Investor Class	$184,765,011
Shares outstanding – Investor Class[1]	27,814,122
Net asset value per share – Investor Class	$6.64

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/95.50 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage High Income Fund	Statement of operations—year ended August 31, 2015

Investment income
Interest	$31,012,731
Securities lending income, net	183,063
Income from affiliated securities	28,780

Total investment income	31,224,574

Expenses
Management fee	2,894,278
Administration fees
Class A	109,726
Class B	494
Class C	36,095
Administrator Class	83,449
Institutional Class	100,139
Investor Class	432,870
Shareholder servicing fees
Class A	171,447
Class B	772
Class C	56,398
Administrator Class	177,012
Investor Class	568,737
Distribution fees
Class B	2,317
Class C	169,194
Custody and accounting fees	35,357
Professional fees	58,939
Registration fees	86,854
Shareholder report expenses	90,807
Trustees’ fees and expenses	9,642
Other fees and expenses	13,123

Total expenses	5,097,650
Less: Fee waivers and/or expense reimbursements	(690,872)

Net expenses	4,406,778

Net investment income	26,817,796

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized losses on:
Unaffiliated securities	(18,466,872)
Futures transactions	(1,085,805)

Net realized losses on investments	(19,552,677)

Net change in unrealized gains (losses) on:
Unaffiliated securities	(33,933,888)
Futures transactions	298,971

Net change in unrealized gains (losses) on investments	(33,634,917)

Net realized and unrealized gains (losses) on investments	(53,187,594)

Net decrease in net assets resulting from operations	$(26,369,798)

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo Advantage High Income Fund	19

	Year ended August 31, 2015		Year ended August 31, 2014

Operations
Net investment income		$26,817,796		$36,580,956
Net realized gains (losses) on investments		(19,552,677)		8,047,490
Net change in unrealized gains (losses) on investments		(33,634,917)		13,478,951

Net increase (decrease) in net assets resulting from operations		(26,369,798)		58,107,397

Distributions to shareholders from
Net investment income
Class A		(3,438,812)		(4,988,884)
Class B		(13,181)		(35,240)
Class C		(964,110)		(1,345,745)
Administrator Class		(4,275,963)		(3,773,802)
Institutional Class		(6,767,866)		(9,751,084)
Investor Class		(11,357,864)		(16,603,815)
Net realized gains
Class A		(969,256)		(3,842,804)
Class B		(4,641)		(38,215)
Class C		(329,907)		(1,274,798)
Administrator Class		(1,216,589)		(2,836,913)
Institutional Class		(1,577,413)		(8,563,107)
Investor Class		(3,110,108)		(13,040,948)

Total distributions to shareholders		(34,025,710)		(66,095,355)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	2,385,439	16,516,128	3,794,924	28,252,612
Class B	215	1,490	16,194	121,959
Class C	142,066	992,784	485,547	3,643,236
Administrator Class	2,599,187	18,252,362	8,278,192	62,362,797
Institutional Class	9,831,357	68,763,262	2,525,658	19,041,640
Investor Class	11,226,065	78,579,771	14,510,420	108,878,323

		183,105,797		222,300,567

Reinvestment of distributions
Class A	617,709	4,276,903	1,143,459	8,497,069
Class B	2,193	15,217	9,113	67,675
Class C	178,104	1,232,399	337,949	2,509,671
Administrator Class	778,068	5,443,239	829,521	6,226,308
Institutional Class	454,543	3,178,002	683,853	5,128,743
Investor Class	1,849,895	12,873,589	3,599,102	26,847,596

		27,019,349		49,277,062

Payment for shares redeemed
Class A	(5,407,997)	(37,617,999)	(7,335,423)	(54,765,677)
Class B	(44,840)	(316,746)	(93,091)	(696,788)
Class C	(1,200,156)	(8,371,010)	(1,278,499)	(9,551,308)
Administrator Class	(6,146,825)	(43,257,396)	(4,267,272)	(32,180,199)
Institutional Class	(12,944,454)	(89,504,800)	(15,484,067)	(116,484,382)
Investor Class	(24,564,932)	(172,729,048)	(20,541,049)	(153,671,049)

		(351,796,999)		(367,349,403)

Net decrease in net assets resulting from capital share transactions		(141,671,853)		(95,771,774)

Total decrease in net assets		(202,067,361)		(103,759,732)

Net assets
Beginning of period		624,924,962		728,684,694

End of period		$422,857,601		$624,924,962

Overdistributed net investment income		$(45,674)		$(46,842)

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Advantage High Income Fund	Financial highlights

(For a share outstanding throughout each period)

	Year ended August 31
CLASS A	2015	2014	2013	2012	2011
Net asset value, beginning of period	$7.42	$7.50	$7.63	$7.17	$7.14
Net investment income	0.35 [1]	0.39 [1]	0.43	0.46	0.50
Net realized and unrealized gains (losses) on investments	(0.71)	0.23	(0.10)	0.47	0.03

Total from investment operations	(0.36)	0.62	0.33	0.93	0.53
Distributions to shareholders from
Net investment income	(0.35)	(0.39)	(0.42)	(0.47)	(0.50)
Net realized gains	(0.10)	(0.31)	(0.04)	0.00	0.00

Total distributions to shareholders	(0.45)	(0.70)	(0.46)	(0.47)	(0.50)
Net asset value, end of period	$6.61	$7.42	$7.50	$7.63	$7.17
Total return[2]	(5.00)%	8.60%	4.42%	13.30%	7.41%
Ratios to average net assets (annualized)
Gross expenses	1.01%	1.01%	0.99%	1.00%	1.01%
Net expenses	0.90%	0.90%	0.90%	0.90%	0.90%
Net investment income	5.01%	5.22%	5.52%	6.30%	6.77%
Supplemental data
Portfolio turnover rate	51%	46%	60%	22%	78%
Net assets, end of period (000s omitted)	$55,873	$80,478	$99,410	$123,727	$102,361

[1]	Calculated based upon average shares outstanding

[2]	Total return calculations do not include any sales charges.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage High Income Fund	21

(For a share outstanding throughout each period)

	Year ended August 31
CLASS B	2015	2014	2013	2012	2011
Net asset value, beginning of period	$7.42	$7.50	$7.63	$7.17	$7.13
Net investment income	0.30 [1]	0.34 [1]	0.37 [1]	0.41 [1]	0.45
Net realized and unrealized gains (losses) on investments	(0.71)	0.22	(0.09)	0.46	0.04

Total from investment operations	(0.41)	0.56	0.28	0.87	0.49
Distributions to shareholders from
Net investment income	(0.30)	(0.33)	(0.37)	(0.41)	(0.45)
Net realized gains	(0.10)	(0.31)	(0.04)	0.00	0.00

Total distributions to shareholders	(0.40)	(0.64)	(0.41)	(0.41)	(0.45)
Net asset value, end of period	$6.61	$7.42	$7.50	$7.63	$7.17
Total return[2]	(5.71)%	7.79%	3.64%	12.46%	6.76%
Ratios to average net assets (annualized)
Gross expenses	1.76%	1.76%	1.74%	1.75%	1.76%
Net expenses	1.65%	1.65%	1.65%	1.65%	1.65%
Net investment income	4.27%	4.51%	4.77%	5.59%	6.04%
Supplemental data
Portfolio turnover rate	51%	46%	60%	22%	78%
Net assets, end of period (000s omitted)	$194	$533	$1,047	$1,470	$2,452

[1]	Calculated based upon average shares outstanding

[2]	Total return calculations do not include any sales charges.

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo Advantage High Income Fund	Financial highlights

(For a share outstanding throughout each period)

	Year ended August 31
CLASS C	2015	2014	2013	2012	2011
Net asset value, beginning of period	$7.42	$7.50	$7.63	$7.17	$7.14
Net investment income	0.30 [1]	0.32	0.37	0.41	0.45
Net realized and unrealized gains (losses) on investments	(0.71)	0.24	(0.09)	0.46	0.03

Total from investment operations	(0.41)	0.56	0.28	0.87	0.48
Distributions to shareholders from
Net investment income	(0.30)	(0.33)	(0.37)	(0.41)	(0.45)
Net realized gains	(0.10)	(0.31)	(0.04)	0.00	0.00

Total distributions to shareholders	(0.40)	(0.64)	(0.41)	(0.41)	(0.45)
Net asset value, end of period	$6.61	$7.42	$7.50	$7.63	$7.17
Total return[2]	(5.71)%	7.80%	3.65%	12.47%	6.62%
Ratios to average net assets (annualized)
Gross expenses	1.76%	1.76%	1.74%	1.75%	1.76%
Net expenses	1.65%	1.65%	1.65%	1.65%	1.65%
Net investment income	4.27%	4.48%	4.76%	5.56%	6.01%
Supplemental data
Portfolio turnover rate	51%	46%	60%	22%	78%
Net assets, end of period (000s omitted)	$18,968	$27,791	$31,534	$32,089	$30,645

[1]	Calculated based upon average shares outstanding

[2]	Total return calculations do not include any sales charges.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage High Income Fund	23

(For a share outstanding throughout each period)

	Year ended August 31
ADMINISTRATOR CLASS	2015	2014	2013	2012	2011
Net asset value, beginning of period	$7.49	$7.58	$7.70	$7.24	$7.20
Net investment income	0.36	0.40	0.44	0.48	0.51
Net realized and unrealized gains (losses) on investments	(0.71)	0.22	(0.08)	0.46	0.04

Total from investment operations	(0.35)	0.62	0.36	0.94	0.55
Distributions to shareholders from
Net investment income	(0.36)	(0.40)	(0.44)	(0.48)	(0.51)
Net realized gains	(0.10)	(0.31)	(0.04)	0.00	0.00

Total distributions to shareholders	(0.46)	(0.71)	(0.48)	(0.48)	(0.51)
Net asset value, end of period	$6.68	$7.49	$7.58	$7.70	$7.24
Total return	(4.81)%	8.53%	4.68%	13.36%	7.66%
Ratios to average net assets (annualized)
Gross expenses	0.92%	0.94%	0.91%	0.90%	0.92%
Net expenses	0.80%	0.80%	0.80%	0.80%	0.79%
Net investment income	5.12%	5.31%	5.57%	6.37%	6.73%
Supplemental data
Portfolio turnover rate	51%	46%	60%	22%	78%
Net assets, end of period (000s omitted)	$70,841	$100,159	$64,626	$33,395	$14,654

The accompanying notes are an integral part of these financial statements.

24	Wells Fargo Advantage High Income Fund	Financial highlights

(For a share outstanding throughout each period)

	Year ended August 31
INSTITUTIONAL CLASS	2015	2014	2013	2012	2011
Net asset value, beginning of period	$7.49	$7.57	$7.70	$7.24	$7.20
Net investment income	0.38	0.43	0.46	0.50	0.54
Net realized and unrealized gains (losses) on investments	(0.71)	0.22	(0.09)	0.46	0.04

Total from investment operations	(0.33)	0.65	0.37	0.96	0.58
Distributions to shareholders from
Net investment income	(0.38)	(0.42)	(0.46)	(0.50)	(0.54)
Net realized gains	(0.10)	(0.31)	(0.04)	0.00	0.00

Total distributions to shareholders	(0.48)	(0.73)	(0.50)	(0.50)	(0.54)
Net asset value, end of period	$6.68	$7.49	$7.57	$7.70	$7.24
Total return	(4.52)%	9.01%	4.85%	13.69%	7.98%
Ratios to average net assets (annualized)
Gross expenses	0.68%	0.68%	0.66%	0.67%	0.68%
Net expenses	0.50%	0.50%	0.50%	0.50%	0.50%
Net investment income	5.41%	5.65%	5.92%	6.69%	7.15%
Supplemental data
Portfolio turnover rate	51%	46%	60%	22%	78%
Net assets, end of period (000s omitted)	$92,216	$123,288	$217,648	$302,894	$238,490

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage High Income Fund	25

(For a share outstanding throughout each period)

	Year ended August 31
INVESTOR CLASS	2015	2014	2013	2012	2011
Net asset value, beginning of period	$7.45	$7.53	$7.66	$7.20	$7.16
Net investment income	0.35	0.39	0.42	0.47	0.50
Net realized and unrealized gains (losses) on investments	(0.71)	0.23	(0.09)	0.46	0.04

Total from investment operations	(0.36)	0.62	0.33	0.93	0.54
Distributions to shareholders from
Net investment income	(0.35)	(0.39)	(0.42)	(0.47)	(0.50)
Net realized gains	(0.10)	(0.31)	(0.04)	0.00	0.00

Total distributions to shareholders	(0.45)	(0.70)	(0.46)	(0.47)	(0.50)
Net asset value, end of period	$6.64	$7.45	$7.53	$7.66	$7.20
Total return	(4.99)%	8.56%	4.40%	13.24%	7.53%
Ratios to average net assets (annualized)
Gross expenses	1.04%	1.03%	1.01%	1.03%	1.04%
Net expenses	0.93%	0.93%	0.93%	0.93%	0.93%
Net investment income	4.99%	5.19%	5.48%	6.27%	6.73%
Supplemental data
Portfolio turnover rate	51%	46%	60%	22%	78%
Net assets, end of period (000s omitted)	$184,765	$292,677	$314,420	$343,752	$278,024

The accompanying notes are an integral part of these financial statements.

26	Wells Fargo Advantage High Income Fund	Notes to financial statements

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Advantage High Income Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued at net asset value when available.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

Notes to financial statements	Wells Fargo Advantage High Income Fund	27

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Securities Lending Fund is included in securities lending income on the Statement of Operations.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Loans

The Fund may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Fund purchases participations, it generally has no rights to enforce compliance with terms of the loan agreement with the borrower. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding.

Futures contracts

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

28	Wells Fargo Advantage High Income Fund	Notes to financial statements

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. U.S. generally accepted accounting principles require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. At August 31, 2015, as a result of permanent book-to-tax differences, the following reclassification adjustments were made on the Statement of Assets and Liabilities:

Overdistributed net investment income	Accumulated net realized losses on investments
$1,168	$(1,168)

As of August 31, 2015, the Fund had capital loss carryforwards which consist of $112,566 in short-term capital losses and $3,953,475 in long-term capital losses.

As of August 31, 2015, the Fund had current year deferred post-October capital losses consisting of $5,971,737 in short-term losses and $9,202,081 in long-term losses which will be recognized on the first day of the following fiscal year.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to financial statements	Wells Fargo Advantage High Income Fund	29

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of August 31, 2015:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Corporate bonds and notes	$0	$314,059,992	$0	$314,059,992

Loans	0	25,754,691	0	25,754,691

Municipal obligations	0	7,514,722	0	7,514,722

Yankee corporate bonds and notes	0	51,205,002	0	51,205,002

Short-term investments
Investment companies	8,550,902	15,766,988	0	24,317,890
U.S. Treasury securities	799,999	0	0	799,999

	9,350,901	414,301,395	0	423,652,296
Futures contracts	26,500	0	0	26,500
Total assets	$9,377,401	$414,301,395	$0	$423,678,796

Futures contracts are reported at their variation margin at measurement date, which represents the amount due to the Fund at that date. All other assets and liabilities are reported at their market value at measurement date.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At August 31, 2015, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the applicable subadviser, providing fund-level administrative services in connection with the Fund’s operations, and providing any other fund-level administrative services reasonably necessary for the operation of the Fund. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.55% and declining to 0.43% as the average daily net assets of the Fund increase.

Prior to July 1, 2015, Funds Management provided advisory services pursuant to an investment advisory agreement and was entitled to receive an annual fee which started at 0.50% and declined to 0.40% as the average daily net assets of the Fund increased. In addition, fund-level administrative services were provided by Funds Management under a separate administration agreement at an annual fee which started at 0.05% and declined to 0.03% as the average daily net assets of the Fund increased. For financial statement purposes, the advisory fee and fund-level administration fee for the year ended August 31, 2015 have been included in management fee on the Statement of Operations.

For the year ended August 31, 2015, the management fee was equivalent to an annual rate of 0.55% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. WellsCap, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.35% and declining to 0.20% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus

30	Wells Fargo Advantage High Income Fund	Notes to financial statements

account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee
Class A, Class B, Class C	0.16%
Administrator Class	0.10
Institutional Class	0.08
Investor Class	0.19

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through December 31, 2015 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.90% for Class A shares, 1.65% for Class B shares, 1.65% for Class C shares, 0.80% for Administrator Class shares, 0.50% for Institutional Class shares, and 0.93% for Investor Class shares. Effective January 1, 2016, the manager has contractually committed through December 31, 2016, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver at 0.93 for Class A, 1.68% for Class B, 1.68% for Class C, 0.83% for Administrator Class and 0.53% for Institutional Class, respectively. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fees

The Trust has adopted a distribution plan for Class B and Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class B and Class C shares. For the year ended August 31, 2015, Funds Distributor received $3,170 from the sale of Class A shares.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class B, Class C, Administrator Class, and Investor Class of the Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the year ended August 31, 2015 were $249,692,454 and $357,804,385, respectively.

6. DERIVATIVE TRANSACTIONS

During the year ended August 31, 2015, the Fund entered into futures contracts to speculate on interest rates and to help manage the duration of the portfolio.

At August 31, 2015, the Fund had short futures contracts outstanding as follows:

Expiration date	Counterparty	Contracts	Type	Contract value at August 31, 2015	Unrealized gains
12-31-2015	JPMorgan	212 Short	5-Year U.S. Treasury Notes	$25,320,750	$203,316

The Fund had an average notional amount of $34,323,727 in short futures contracts during the year ended August 31, 2015.

On August 31, 2015, the cumulative unrealized gains on futures contracts in the amount of $203,316 are reflected in net unrealized losses on investments on the Statement of Assets and Liabilities. The receivable for daily variation margin on open futures contracts reflected in the Statement of Assets and Liabilities only represents the current day’s variation margin. The realized losses and change in unrealized gains (losses) on futures contracts are reflected in the Statement of Operations.

Notes to financial statements	Wells Fargo Advantage High Income Fund	31

For certain types of derivative transactions, the Fund has entered into International Swaps and Derivatives Association, Inc. master agreements (“ISDA Master Agreements”) or similar agreements with approved counterparties. The ISDA Master Agreements or similar agreements may have requirements to deliver/deposit securities or cash to/with an exchange or broker-dealer as collateral and allows the Fund to offset, with each counterparty, certain derivative financial instrument’s assets and/or liabilities with collateral held or pledged. Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under ISDA Master Agreements or similar agreements, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Portfolio of Investments. With respect to balance sheet offsetting, absent an event of default by the counterparty or a termination of the agreement, the reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities are not offset across transactions between the Fund and the applicable counterparty. A reconciliation of the gross amounts on the Statement of Assets and Liabilities to the net amounts by derivative type, including any collateral exposure, is as follows:

Derivative type	Counterparty	Gross amounts of assets in the Statement of Assets and Liabilities	Amounts subject to netting agreements	Collateral received	Net amount of assets
Futures – variation margin	JPMorgan	$26,500	$0	$0	$26,500

7. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds in the Trust) and Wells Fargo Variable Trust are parties to a $150,000,000 revolving credit agreement, whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating fund. For the year ended August 31, 2015, the Fund paid $1,037 in commitment fees.

For the year ended August 31, 2015, there were no borrowings by the Fund under the agreement.

8. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the years ended August 31, 2015 and August 31, 2014 were as follows:

	Year ended August 31
	2015	2014
Ordinary income	$26,817,971	$37,069,679
Long-term capital gain	7,207,739	29,025,676

As of August 31, 2015, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	Unrealized losses	Post-October capital losses deferred	Capital loss carryforward
$396,997	$(23,348,444)	$(15,173,818)	$(4,066,041)

9. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

32	Wells Fargo Advantage High Income Fund	Report of independent registered public accounting firm

BOARD OF TRUSTEES AND SHAREHOLDERS OF WELLS FARGO FUNDS TRUST:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Wells Fargo Advantage High Income Fund (the “Fund”), one of the funds constituting the Wells Fargo Funds Trust, as of August 31, 2015, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2015, by correspondence with the custodian and brokers, or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Wells Fargo Advantage High Income Fund as of August 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

October 26, 2015

Other information (unaudited)	Wells Fargo Advantage High Income Fund	33

TAX INFORMATION

Pursuant to Section 852 of the Internal Revenue Code, $7,207,739 was designated as long-term capital gain distributions for the fiscal year ended August 31, 2015.

For the fiscal year ended August 31, 2015, $22,502,793 has been designated as interest-related dividends for nonresident alien shareholders pursuant to Section 871 of the Internal Revenue Code.

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargoadvantagefunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

34	Wells Fargo Advantage High Income Fund	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo Advantage family of funds, which consists of 133 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other public company or investment company directorships during past 5 years
William R. Ebsworth (Born 1957)	Trustee, since 2015**	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director at Fidelity Management and Research Company and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. in Boston, Tokyo, and Hong Kong where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Mr. Ebsworth is a CFA® charterholder and an Adjunct Lecturer, Finance, at Babson College.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015**	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is Chair of Taproot Foundation (non-profit organization), a Board Member of Ruth Bancroft Garden (non-profit organization) and an inactive chartered financial analyst.	Asset Allocation Trust; Harding Loevner Funds; Russell Exchange Traded Funds Trust
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Mr. Harris is a certified public accountant.	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust

Other information (unaudited)	Wells Fargo Advantage High Income Fund	35

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other public company or investment company directorships during past 5 years
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

**	William R. Ebsworth and Jane A. Freeman each became a Trustee effective January 1, 2015.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank N.A. from 1996 to 2013.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Executive Vice President of Wells Fargo Funds Management, LLC since 2014, Senior Vice President and Chief Compliance Officer from 2007 to 2014.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 72 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 61 funds and Assistant Treasurer of 72 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

36	Wells Fargo Advantage High Income Fund	Other information (unaudited)

BOARD CONSIDERATION OF INVESTMENT ADVISORY, INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS:

Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment advisory and sub-advisory agreements. In this regard, at an in-person meeting held on May 19-20, 2015 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for Wells Fargo Advantage High Income Fund (the “Fund”): (i) an investment advisory agreement (the “Advisory Agreement”) with Wells Fargo Funds Management, LLC (“Funds Management”); (ii) an investment management agreement (the “Management Agreement”) with Funds Management; and (iii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Wells Capital Management Incorporated (the “Sub-Adviser”), an affiliate of Funds Management. The Management Agreement combines the terms of the Advisory Agreement with the terms of the Fund’s Amended and Restated Administration Agreement (the “Administration Agreement”) applicable to Fund-level administrative services. The Advisory Agreement, the Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at an in-person meeting in March 2015, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. Also, the Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2015. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board unanimously approved the continuation of the Advisory Agreement for the period from June 1, 2015 through June 30, 2015, approved the Management Agreement for the period from July 1, 2015 through May 31, 2016, and approved the continuation of the Sub-Advisory Agreement for a one-year term through May 31, 2016. The Board also determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and the Sub-Adviser under the Advisory Agreements. This information included, among other things, a summary of the background and experience of senior management of Funds Management, and the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund. The Board noted that the services to be provided to the Fund pursuant to the Management Agreement combined the advisory services previously provided to the Fund pursuant to the Fund’s Advisory Agreement with the Fund-level administrative services previously provided to the Fund pursuant to the Fund’s Administration Agreement. The Board received a representation from Funds Management that combining these services would not result in any change to the nature or level of services provided by Funds Management to the Fund.

The Board evaluated the ability of Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance

Other information (unaudited)	Wells Fargo Advantage High Income Fund	37

programs and compliance records of Funds Management and the Sub-Adviser. In addition, the Board took into account the full range of services provided to the Fund by Funds Management and its affiliates.

Fund performance and expenses

The Board considered the performance results for the Fund over various time periods ended March 31, 2015. The Board considered these results in comparison to the performance of funds in a universe that was determined by Lipper Inc. (“Lipper”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Lipper is an independent provider of investment company data. The Board received a description of the methodology used by Lipper to select the mutual funds in the performance Universe. The Board noted that the performance of the Fund (Class A) was lower than the average performance of the Universe for all periods under review. The Board also noted that the performance of the Fund was lower than its benchmark, the Barclays U.S. Corporate High Yield Index, for all periods under review.

The Board received information concerning, and discussed factors contributing to, the underperformance of the Fund relative to the Universe and benchmark for the periods noted above. The Board took note of the explanations for the relative underperformance in these periods, including with respect to the investment process generally and investment decisions and market factors that affected the Fund’s performance.

The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees (which reflect fee waivers, if any, and include advisory, administration and transfer agent fees), custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Lipper to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Lipper to select the mutual funds in the expense Groups and an explanation of how funds comprising expense groups and their expense ratios may vary from year-to-year. Based on the Lipper reports, the Board noted that the net operating expense ratios of the Fund were lower than or in range of the median net operating expense ratios of the expense Groups. The Board discussed and accepted Funds Management’s proposal to convert the Investor Class shares into Class A shares. The Board also discussed with Funds Management proposed net operating expense ratio cap increases for Class A, Class B, Class C, Institutional Class, and Administrator Class. The Board accepted Funds Management’s net operating expense ratio cap increase proposals for Class A, Class B, and Class C, as initially proposed to the Board, and, after further discussions, operating expense ratio cap increases for the Institutional Class and Administrator Class, that were lower than those initially proposed to the Board. In accepting such proposed new net operating expense ratio caps, the Board noted that the Fund’s new net operating expense ratios would still be lower than or in range of the median net operating expense ratios of the expense Groups.

The Board took into account the Fund performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreement and Sub-Advisory Agreement and approve the Management Agreement.

Investment advisory and sub-advisory fee rates

The Board reviewed and considered the contractual investment advisory fee rates that are payable by the Fund to Funds Management for investment advisory services (the “Advisory Agreement Rates”), both on a stand-alone basis and on a combined basis with the Fund’s fund-level and class-level contractual administration fee rates (the “Management Rates”). The Board noted that the Management Rates include transfer agency and sub-transfer agency costs. The Board also noted that the fee rate to be paid by the Fund under the Management Agreement will incorporate the advisory fee and Fund-level administration fee previously payable separately by the Fund under the Fund’s Advisory Agreement and Administration Agreement with Funds Management. The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to the Sub-Adviser for investment sub-advisory services (the “Sub-Advisory Agreement Rates”).

Among other information reviewed by the Board was a comparison of the Management Rates of the Fund with those of other funds in the expense Groups at a common asset level. The Board noted that the Management Rates of the Fund were lower than the average rates for the Fund’s expense Groups for all share classes.

The Board also received and considered information about the portion of the total advisory fee that was retained by Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by the Sub-Adviser, and about Funds Management’s on-going oversight services. However, given the affiliation between Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of the advisory fee between them.

38	Wells Fargo Advantage High Income Fund	Other information (unaudited)

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing mutual funds compared with those associated with managing assets of non-mutual fund clients such as collective funds or institutional separate accounts.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Funds Management under the Management Agreement and Advisory Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable, in light of the services covered by the Advisory Agreements.

Profitability

The Board received and considered information concerning the profitability of Funds Management, as well as the profitability of Wells Fargo as a whole, from providing services to the Fund and the fund family as a whole. The Board also received and considered information concerning the profitability of the Sub-Adviser from providing services to the fund family as a whole, noting that the Sub-Adviser’s profitability information with respect to providing services to the Fund was subsumed in the Wells Fargo profitability analysis.

Funds Management reported on the methodologies and estimates used in calculating profitability. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size and type of fund. Based on its review, the Board did not deem the profits reported by Funds Management or Wells Fargo from its services to the Fund to be at a level that would prevent it from approving the continuation of the Advisory Agreements.

Economies of scale

With respect to possible economies of scale, the Board noted the existence of breakpoints in the Fund’s advisory and management fee structures, and the Fund’s administration fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size. It considered that, for a small fund or a fund that shrinks in size, breakpoints conversely can result in higher fee levels. The Board also considered that fee waiver and expense reimbursement arrangements and competitive fee rates at the outset are means of sharing potential economies of scale with shareholders of the Fund and the fund family as a whole. The Board considered Funds Management’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments that Funds Management incurs across the fund family as a whole.

The Board concluded that the Fund’s fee and expense arrangements, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.

Other benefits to Funds Management and the Sub-Adviser

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that various affiliates of Funds Management may receive distribution-related fees, shareholder servicing payments and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser, fees earned by Funds Management and the Sub-Adviser from managing a private investment vehicle for the fund family’s securities lending collateral and commissions earned by an affiliated broker from portfolio transactions.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.

Conclusion

At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreement for the period from June 1, 2015 through June 30, 2015, approved the Management Agreement for the period from July 1, 2015 through May 31, 2016, and approved the continuation of the Sub-Advisory Agreement for a one-year term through May 31, 2016. The Board also determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable.

List of abbreviations	Wells Fargo Advantage High Income Fund	39

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Colombian peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

This page is intentionally left blank.

For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2015 Wells Fargo Funds Management, LLC. All rights reserved.

236803 10-15 A217/AR217 08-15

Wells Fargo Advantage High Yield Bond Fund

Annual Report

August 31, 2015

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of August 31, 2015, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Advantage High Yield Bond Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Major central banks continued to inject liquidity into global banks and markets through various accommodative monetary policies, including quantitative easing.

Dear Valued Shareholder:

We are pleased to offer you this annual report for the Wells Fargo Advantage High Yield Bond Fund for the 12-month period that ended August 31, 2015. The period was marked by low interest rates, low oil prices, and moderate U.S. economic growth. Short-term investment-grade bonds, as measured by the Barclays U.S. 1–3 Year Government/Credit Bond Index,1 returned 0.81% during the period. Meanwhile, strong demand for high-quality, liquid assets kept returns on Treasury bills more modest; the Barclays 6-Month Treasury Bill Index2 returned 0.15% during the period.

Major central banks continued to provide stimulus.

Major central banks continued to inject liquidity into global banks and markets through various accommodative monetary policies, including quantitative easing. In the U.S., the Federal Reserve (Fed) kept its key interest rate near zero in order to support the economy and the financial system. However, it set expectations for it to begin normalizing monetary policy with higher target ranges for the federal funds rate.

Meanwhile, European markets continued to benefit from the European Central Bank’s (ECB’s) willingness to maintain low interest rates. In addition to its targeted longer-term refinancing operations that are designed to increase bank lending, the ECB expanded its quantitative easing program to include the purchase of eurozone government bonds. In Japan, the Bank of Japan maintained an aggressive monetary program aimed at combating deflation.

Economic growth was moderate, and oil prices plummeted.

U.S. economic growth advanced during the reporting period, the unemployment rate ticked lower to 5.1% as of August 2015, and inflation remained below the Fed’s longer-run objective of a 2% pace. The period was also marked by lower oil prices, which began the reporting period near $90 per barrel but declined to $46 per barrel at the end of August 2015. While lower oil prices benefited consumers of oil products, the lower prices pressured companies within the energy sector.

Bond yields rose but remained low by historical standards.

Short-term interest rates increased during the reporting period, with a flattening in the shape of the short-term yield curve. During this time frame, 1-year Treasury bills rose 29 basis points (bps; 100 bps equals 1.00%) to yield 0.38%, 2-year Treasury note yields rose 21 bps to yield 0.74%, and 3-year Treasury note yields rose only 8 bps to yield 1.05%. Meanwhile, ultra-short-term yields were little changed at ultralow levels, anchored by the easy monetary policy.

Since the end of the financial crisis, structural changes in the fixed-income markets have reduced trading liquidity (the degree to which assets can be bought or sold without affecting the price). New regulations and capital requirements have caused traditional liquidity suppliers (banks and broker/dealers) to be more risk-averse and hold less inventory. Meanwhile, corporate-debt issuance has spiked as companies finance themselves at record-low yields, bond mutual funds hold larger amounts of

[1]	The Barclays U.S. 1–3 Year Government/Credit Bond Index is the one- to three-year component of the Barclays U.S. Government/Credit Bond Index that includes securities in the Government and Credit Indexes. The Government Index includes Treasuries (that is, public obligations of the U.S. Treasury that have remaining maturities of more than one year) and agencies (that is, publicly issued debt of U.S. government agencies, quasi-federal corporations, and corporate or foreign debt guaranteed by the U.S. government). The Credit Index includes publicly issued U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity, and quality requirements. You cannot invest directly in an index.

[2]	The Barclays 6-Month Treasury Bill Index tracks the performance and attributes of recently issued 6-month U.S. Treasury bills. The index follows Barclays’ monthly rebalancing conventions. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Advantage High Yield Bond Fund	3

this new debt supply, trading volumes are lower, and large-size trades are more difficult to execute. However, fixed-income markets appear to have functioned well over the past year with sufficient liquidity and muted volatility.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Advantage Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest in Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future.

Notice to shareholders

At a meeting held on August 11–12, 2015, the Board of Trustees of the Fund approved a change in the name of the Fund whereby the word “Advantage” will be removed from its name, effective December 15, 2015.

For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

4	Wells Fargo Advantage High Yield Bond Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks total return, consisting of a high level of current income and capital appreciation.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio manager

Margaret D. Patel

Average annual total returns1 (%) as of August 31, 2015

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (EKHAX)	1-20-1998	(6.27)	5.15	5.67	(1.79)	6.10	6.16	1.03	1.03
Class B (EKHBX)*	9-11-1935	(7.52)	4.98	5.61	(2.81)	5.31	5.61	1.78	1.78
Class C (EKHCX)	1-21-1998	(3.52)	5.31	5.37	(2.52)	5.31	5.37	1.78	1.78
Administrator Class (EKHYX)	4-14-1998	–	–	–	(1.86)	6.33	6.41	0.97	0.80
Institutional Class (EKHIX)	10-31-2014	–	–	–	(1.49)	6.41	6.45	0.70	0.70
BofA Merrill Lynch U.S. High Yield Master II Constrained Index[4]	–	–	–	–	(3.08)	7.10	7.32	–	–
*	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 4.50%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest-rate changes and their impact on the Fund and its share price can be sudden and unpredictable. The use of derivatives may reduce returns and/or increase volatility. High-yield securities have a greater risk of default and tend to be more volatile than higher-rated debt securities. Loans are subject to risks similar to those associated with other below investment-grade bond investments, such as credit risk (for example, risk of issuer default), below investment-grade bond risk (for example, risk of greater volatility in value), and risk that the loan may become illiquid or difficult to price. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to foreign investment risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Advantage High Yield Bond Fund	5

Growth of $10,000 investment[5] as of August 31, 2015

[1]	Historical performance shown for the Institutional Class shares prior to their inception reflects the performance of the Administration Class shares, and is not adjusted to reflect the Institutional Class expenses. If these expenses had been included, returns for the Institutional Class would be higher. Historical performance shown for all classes of the Fund prior to July 12, 2010 is based on the performance of the Fund’s predecessor, Evergreen High Income Fund.

[2]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[3]	The manager has contractually committed through December 31, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower.

[4]	The BofA Merrill Lynch U.S. High Yield Master II Constrained Index is a market value-weighted index of all domestic and yankee high-yield bonds, including deferred interest bonds and payment-in kind securities. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB–/Baa3, but are not in default. The BofA Merrill Lynch U.S. High Yield Master II Constrained Index limits any individual issuer to a maximum of 2% benchmark exposure. You cannot invest directly in an index.

[5]	The chart compares the performance of Class A shares for the most recent 10 years with the performance of the BofA Merrill Lynch U.S. High Yield Master II Constrained Index. The chart assumes a hypothetical investment of $10,000 in Class A shares and reflects all operating expenses and assumes the maximum initial sales charge of 4.50%.

[6]	The ten largest holdings, excluding cash and cash equivalents, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[7]	The credit quality distribution of portfolio holdings reflected in the chart is based on ratings from Standard & Poor’s, Moody’s Investors Service, and/or Fitch Ratings Ltd. Credit quality ratings apply to the underlying holdings of the Fund and not to the Fund itself. The percentages of the Fund’s portfolio with the ratings depicted in the chart are calculated based on the total market value of fixed income securities held by the Fund. If a security was rated by all three rating agencies, the middle rating was utilized. If rated by two of three rating agencies, the lower rating was utilized, and if rated by one of the rating agencies, that rating was utilized. Standard & Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories. Standard & Poor’s rates the creditworthiness of short-term notes from SP-1 (highest) to SP-3 (lowest). Moody’s rates the creditworthiness of bonds, ranging from Aaa (highest) to C (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Moody’s rates the creditworthiness of short-term U.S. tax-exempt municipal securities from MIG 1/VMIG 1 (highest) to SG (lowest). Fitch rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Credit quality distribution is subject to change and may have changed since the date specified.

6	Wells Fargo Advantage High Yield Bond Fund	Performance highlights (unaudited)

MANAGER’S DISCUSSION

Fund highlights

■	The Fund outperformed its benchmark, the BofA Merrill Lynch U.S. High Yield Master II Constrained Index, for the 12-month period that ended August 31, 2015.

■	The Fund’s overweight to better-quality, BB-rated high-yield bonds contributed to performance over the fiscal year. Although the portfolio’s bonds posted price declines that more than offset their earned income, the aggregate decline was less than that of the index.

■	The Fund’s substantial underweight to the energy and metals and mining sectors versus the index contributed to the Fund’s outperformance. Detractors included some of the Fund’s holdings in commodity-related industries, as well as its minimal holdings in the energy sector.

The performance of U.S. Treasuries and high-yield bonds diverged as investors worried about sluggish economic growth.

Intermediate U.S. Treasury yields fluctuated in a relatively narrow range over the reporting period, beginning the fiscal year at a 2.35% yield to maturity and ending the year at a modestly lower 2.22%. Many investors worried that interest rates would rise over the fiscal year as the U.S. Federal Reserve (Fed) began to gradually raise short-term interest rates and several analysts hoped that higher economic activity would cause inflation to increase. However, neither event occurred. Once again, instead of rising as many participants had feared, rates declined modestly over the past 12 months. The continued sluggish pace of economic growth, and especially the lack of acceleration in economic growth, contributed to market uncertainty. As a result, despite continued low defaults, the yield on high-yield bonds increased notably relative to comparable maturity Treasuries. The yield advantage increased from 400 basis points (bps; 100 bps equals 1.00%) at the beginning of the fiscal year to 576 bps at fiscal year-end.

Ten largest holdings[6] (%) as of August 31, 2015
CommScope Incorporated, 5.50%, 6-15-2024	3.81
Tronox Finance LLC, 6.38%, 8-15-2020	3.28
Olin Corporation, 5.50%, 8-15-2022	3.04
Constellation Brands Incorporated, 4.75%, 11-15-2024	2.70
Clean Harbors Incorporated, 5.13%, 6-1-2021	2.59
HCA Incorporated, 5.38%, 2-1-2025	2.54
Horizon Pharma plc, 6.63%, 5-1-2023	2.46
Penske Auto Group Incorporated, 5.75%, 10-1-2022	2.46
Endo Limited, 6.00%, 2-1-2025	2.37
Lear Corporation, 4.75%, 1-15-2023	2.29

Lower-rated high-yield bonds lagged the performance of higher-quality BB-rated bonds, which had less price depreciation than that of lower-rated issues. In particular, during the high-yield bond market decline that occurred in the last few months of the fiscal year, price declines were most pronounced in lower-rated issues—those rated CCC- or below. Also, the energy sector came under extreme price pressure as prices of oil and gas declined. Concerns intensified about the economic viability of many companies that had issued high-yield bonds but possessed relatively high-cost oil and gas exploration acreage. Energy service companies also came under severe pressure as orders dropped and the prices for their services fell. The metals and mining industry further experienced price declines as reduced demand from primarily emerging markets economies saddled that industry with overcapacity and plummeting prices. The expectation that high-yield bond defaults would rise over the next year further supported an increase in lower-quality bond yields.

The Fund benefited from a relatively high-quality portfolio and favorable sector positioning.

The Fund’s above-benchmark allocation to holdings in better-quality BB-rated bonds, as well as a lack of exposure to lower-quality CCC-rated issues, aided its performance relative to the benchmark. Holdings in industries such as consumer staples, consumer discretionary, health care, and utilities outperformed the index because companies whose revenues were concentrated in consumer products, or whose revenues were largely concentrated in the U.S., had solid financial results. The bonds of Constellation Brands, Incorporated, a producer of alcoholic beverages, were notable contributors. Several of the Fund’s health care bonds performed particularly well, including those of specialty pharmaceutical company Endo Limited and dialysis service provider DaVita HealthCare Partners Incorporated. The Fund’s modest allocation (about 9% of total assets) to stocks also provided modest positive relative performance compared with the total return for the high-yield market as a whole.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Advantage High Yield Bond Fund	7

The Fund’s modest exposure to the energy sector further helped relative performance because this industry was the worst-performing industry in the entire high-yield market. However, individual energy holdings detracted because virtually every issue in the energy space underperformed the benchmark.

Other detractors included the bonds of Bristow Group Incorporated, a provider of helicopter services to the energy sector. In addition, several of the Fund’s issues in the materials sector underperformed the market, reflecting low demand from many emerging economies and subsequent price pressure on the companies’ products. Bonds of Tronox Finance LLC (a producer of Tio2 chemicals) and Rayonier Advanced Materials Incorporated, a producer of specialty cellulose products, also detracted from performance.

Credit quality[7] as of August 31, 2015

The Fund is positioned to reflect our forecast of continued slow economic growth and a continued moderate default rate.

The portfolio is overweight BB-rated and better-quality B-rated issues, with continued avoidance of CCC-rated and distressed holdings, which we feel do not represent good relative risk/reward characteristics. In addition, the portfolio is concentrated in companies whose operations are primarily in the U.S., with minimal exposure to the energy sector or to companies whose products and services are dependent on emerging markets economies, many of which appear to be nearing recession.

All of the Fund’s bond holdings are in companies with public equity outstanding, which we think provides a more flexible capital structure and more transparent reporting of financial results. We continue to hold a modest amount (about 9%) of total assets in stocks, believing that this exposure offers fixed-income investors the potential for capital appreciation.

We believe that the recent increase in the yields on high-yield bonds, despite falling Treasury yields, means that the high-yield market has become relatively more attractive to yield-oriented investors, especially because we expect high-yield fundamentals to remain solid. Outside of very low-quality, speculative issues and the challenges in the energy sector, we believe the default rate should continue near its current historically low 2% level. With the economy growing, albeit slowly, and the Fed conscious of its role in maintaining liquidity to the financial markets, we expect the high-yield market to stabilize at a yield advantage to Treasuries that is moderately above its long-term average.

Please see footnotes on page 5.

8	Wells Fargo Advantage High Yield Bond Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from March 1, 2015 to August 31, 2015.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 3-1-2015	Ending account value 8-31-2015	Expenses paid during the period¹	Net annualized expense ratio
Class A
Actual	$1,000.00	$973.90	$5.12	1.03%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.01	$5.24	1.03%
Class B
Actual	$1,000.00	$970.22	$8.84	1.78%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.23	$9.05	1.78%
Class C
Actual	$1,000.00	$970.23	$8.84	1.78%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.23	$9.05	1.78%
Administrator Class
Actual	$1,000.00	$975.04	$3.98	0.80%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.17	$4.08	0.80%
Institutional Class
Actual	$1,000.00	$975.67	$3.49	0.70%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.68	$3.57	0.70%

[1]	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—August 31, 2015	Wells Fargo Advantage High Yield Bond Fund	9

Security name	Shares	Value

Common Stocks: 8.08%

Consumer Discretionary: 0.62%

Auto Components: 0.18%
Gentex Corporation	30,000	$465,000

Household Durables: 0.40%
Harman International Industries Incorporated	6,000	586,440
Leggett & Platt Incorporated	10,000	444,200

		1,030,640

Specialty Retail: 0.04%
The Home Depot Incorporated	1,000	116,460

Consumer Staples: 0.77%

Food Products: 0.40%
ConAgra Foods Incorporated	25,000	1,042,000

Personal Products: 0.37%
The Estee Lauder Companies Incorporated Class A	12,000	957,240

Energy: 0.29%

Oil, Gas & Consumable Fuels: 0.29%
Columbia Pipeline Group	30,000	760,800

Financials: 0.38%

Real Estate Management & Development: 0.25%
CBRE Group Incorporated Class A †	20,000	640,400

REITs: 0.13%
Saul Centers Incorporated	7,000	345,380

Health Care: 1.60%

Biotechnology: 0.19%
Baxalta Incorporated	4,000	140,600
Celgene Corporation †	3,000	354,240

		494,840

Health Care Equipment & Supplies: 0.50%
C.R. Bard Incorporated	4,000	775,160
Medtronic plc	5,000	361,450
West Pharmaceutical Services Incorporated	3,000	167,550

		1,304,160

Life Sciences Tools & Services: 0.43%
Quintiles Transnational Holdings Incorporated †	15,000	1,117,650

Pharmaceuticals: 0.48%
Eli Lilly & Company	1,000	82,350
Endo International plc †	1,000	77,000

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage High Yield Bond Fund	Portfolio of investments—August 31, 2015

Security name			Shares	Value

Pharmaceuticals (continued)
Mallinckrodt plc †			1,000	$86,240
Mylan NV †			20,000	991,800

				1,237,390

Industrials: 0.25%

Machinery: 0.25%
John Bean Technologies Corporation			20,000	662,400

Information Technology: 1.51%

Communications Equipment: 0.12%
Palo Alto Networks Incorporated †			2,000	328,440

Electronic Equipment, Instruments & Components: 0.35%
Amphenol Corporation Class A			10,000	523,600
FEI Company			5,000	377,400

				901,000

Internet Software & Services: 0.25%
Akamai Technologies Incorporated †			9,000	641,790

IT Services: 0.33%
Automatic Data Processing Incorporated			11,000	850,520

Software: 0.46%
FireEye Incorporated †			7,000	264,460
Splunk Incorporated †			15,000	929,550

				1,194,010

Utilities: 2.66%

Electric Utilities: 0.19%
NextEra Energy Incorporated			5,000	492,050

Gas Utilities: 0.11%
Atmos Energy Corporation			5,000	273,950

Multi-Utilities: 2.36%
CMS Energy Corporation			28,000	917,840
Dominion Resources Incorporated			12,000	837,000
DTE Energy Company			20,000	1,561,200
NiSource Incorporated			10,000	167,900
Sempra Energy			28,000	2,655,800

				6,139,740

Total Common Stocks (Cost $21,893,064)				20,995,860

	Interest rate	Maturity date	Principal
Corporate Bonds and Notes: 85.17%

Consumer Discretionary: 12.52%

Auto Components: 3.93%
American Axle Manufacturing Incorporated	6.63%	10-15-2022	$2,250,000	2,295,000
Dana Holding Corporation	5.50	12-15-2024	2,000,000	1,965,000

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2015	Wells Fargo Advantage High Yield Bond Fund	11

Security name	Interest rate	Maturity date	Principal	Value

Auto Components (continued)
Lear Corporation	4.75%	1-15-2023	$6,000,000	$5,955,000

				10,215,000

Diversified Consumer Services: 0.65%
Avis Budget Car Rental LLC / Avis Budget Finance Incorporated 144A	5.25	3-15-2025	1,775,000	1,681,813

Hotels, Restaurants & Leisure: 1.18%
Speedway Motorsports Incorporated	5.13	2-1-2023	3,115,000	3,083,850

Media: 2.40%
DISH DBS Corporation	5.00	3-15-2023	5,500,000	4,867,500
DISH DBS Corporation	5.88	11-15-2024	1,500,000	1,366,875

				6,234,375

Specialty Retail: 4.36%
Group 1 Automotive Incorporated	5.00	6-1-2022	5,000,000	4,962,500
Penske Auto Group Incorporated	5.75	10-1-2022	6,200,000	6,386,000

				11,348,500

Consumer Staples: 2.70%

Beverages: 2.70%
Constellation Brands Incorporated	4.75	11-15-2024	6,876,000	7,030,710

Energy: 2.55%

Energy Equipment & Services: 2.03%
Bristow Group Incorporated	6.25	10-15-2022	5,990,000	5,271,200

Oil, Gas & Consumable Fuels: 0.52%
NGL Energy Partners LP	5.13	7-15-2019	1,460,000	1,350,500

Financials: 5.53%

REITs: 5.53%
Crown Castle International Corporation	4.88	4-15-2022	1,000,000	1,026,250
Crown Castle International Corporation	5.25	1-15-2023	4,000,000	4,185,000
Iron Mountain Incorporated	5.75	8-15-2024	5,000,000	5,018,750
Sabra Health Care Incorporated	5.38	6-1-2023	4,000,000	4,140,000

				14,370,000

Health Care: 16.39%

Biotechnology: 1.14%
AMAG Pharmaceuticals Incorporated 144A	7.88	9-1-2023	2,900,000	2,969,310

Health Care Equipment & Supplies: 0.60%
Halyard Health Incorporated 144A	6.25	10-15-2022	1,000,000	1,034,375
Hologic Incorporated 144A	5.25	7-15-2022	500,000	511,875

				1,546,250

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage High Yield Bond Fund	Portfolio of investments—August 31, 2015

Security name	Interest rate	Maturity date	Principal	Value

Health Care Providers & Services: 8.84%
DaVita HealthCare Partners Incorporated	5.13%	7-15-2024	$2,000,000	$1,991,250
DaVita HealthCare Partners Incorporated	5.75	8-15-2022	4,265,000	4,537,960
Fresenius Medical Care Holdings Incorporated 144A	5.88	1-31-2022	4,529,000	4,891,320
HCA Incorporated	5.38	2-1-2025	6,500,000	6,597,500
HealthSouth Corporation	5.13	3-15-2023	5,000,000	4,950,000

				22,968,030

Life Sciences Tools & Services: 0.98%
Quintiles Transnational Corporation 144A	4.88	5-15-2023	2,500,000	2,550,000

Pharmaceuticals: 4.83%
Endo Limited 144A	6.00	2-1-2025	6,000,000	6,165,000
Horizon Pharma plc 144A	6.63	5-1-2023	6,200,000	6,401,500

				12,566,500

Industrials: 12.58%

Aerospace & Defense: 3.39%
Moog Incorporated 144A	5.25	12-1-2022	5,000,000	5,050,000
Orbital ATK Incorporated	5.25	10-1-2021	3,675,000	3,748,500

				8,798,500

Building Products: 1.61%
Dycom Investments Incorporated	7.13	1-15-2021	4,000,000	4,170,000

Commercial Services & Supplies: 2.59%
Clean Harbors Incorporated	5.13	6-1-2021	6,663,000	6,728,964

Electrical Equipment: 2.08%
Belden Incorporated 144A	5.50	9-1-2022	5,500,000	5,417,500

Machinery: 1.15%
Oshkosh Corporation	5.38	3-1-2025	3,000,000	3,000,000

Road & Rail: 1.76%
The Hertz Corporation	6.25	10-15-2022	4,500,000	4,578,750

Information Technology: 9.49%

Communications Equipment: 3.81%
CommScope Incorporated 144A	5.50	6-15-2024	10,200,000	9,906,750

Electronic Equipment, Instruments & Components: 0.56%
Anixter International Incorporated	5.13	10-1-2021	1,000,000	997,500
Belden Incorporated 144A	5.25	7-15-2024	485,000	459,538

				1,457,038

IT Services: 2.07%
Neustar Incorporated «	4.50	1-15-2023	6,350,000	5,397,500

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2015	Wells Fargo Advantage High Yield Bond Fund	13

Security name	Interest rate	Maturity date	Principal	Value

Semiconductors & Semiconductor Equipment: 3.05%
Micron Technology Incorporated 144A	5.25%	8-1-2023	$3,600,000	$3,366,000
Micron Technology Incorporated	5.50	2-1-2025	4,900,000	4,557,000

				7,923,000

Materials: 17.80%

Chemicals: 12.55%
A. Schulman Incorporated 144A	6.88	6-1-2023	3,200,000	3,184,000
Celanese U.S. Holdings LLC	4.63	11-15-2022	4,729,000	4,604,864
Huntsman International LLC	4.88	11-15-2020	1,000,000	980,000
Kraton Polymers LLC	6.75	3-1-2019	2,105,000	2,115,525
Olin Corporation	5.50	8-15-2022	7,750,000	7,905,000
Rayonier Advanced Materials Incorporated 144A	5.50	6-1-2024	7,775,000	5,306,438
Tronox Finance LLC	6.38	8-15-2020	10,400,000	8,528,000

				32,623,827

Containers & Packaging: 3.28%
Ball Corporation	4.00	11-15-2023	1,500,000	1,413,750
Ball Corporation	5.00	3-15-2022	5,500,000	5,582,500
Sealed Air Corporation 144A	5.25	4-1-2023	1,500,000	1,533,750

				8,530,000

Metals & Mining: 0.16%
Commercial Metals Company	4.88	5-15-2023	150,000	132,750
Steel Dynamics Incorporated	5.50	10-1-2024	300,000	291,375

				424,125

Paper & Forest Products: 1.81%
P.H. Glatfelter Company	5.38	10-15-2020	4,630,000	4,687,875

Utilities: 5.61%

Electric Utilities: 1.73%
DPL Incorporated	7.25	10-15-2021	4,375,000	4,511,719

Independent Power & Renewable Electricity Producers: 3.88%
Calpine Corporation 144A	5.88	1-15-2024	2,576,000	2,704,800
Calpine Corporation 144A	6.00	1-15-2022	1,625,000	1,728,594
NRG Energy Incorporated	6.63	3-15-2023	5,743,000	5,642,495

				10,075,889

Total Corporate Bonds and Notes (Cost $229,708,515)				221,417,475

Yankee Corporate Bonds and Notes: 4.27%

Health Care: 1.71%

Pharmaceuticals: 1.71%
Mallinckrodt plc 144A	5.50	4-15-2025	4,500,000	4,460,625

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage High Yield Bond Fund	Portfolio of investments—August 31, 2015

Security name	Interest rate	Maturity date	Principal	Value

Industrials: 2.32%

Electrical Equipment: 2.32%
Sensata Technologies BV 144A	4.88%	10-15-2023	$3,000,000	$2,947,500
Sensata Technologies BV 144A	5.63	11-1-2024	3,000,000	3,075,000

				6,022,500

Information Technology: 0.24%

Technology Hardware, Storage & Peripherals: 0.24%
Seagate HDD (Cayman)	4.75	6-1-2023	640,000	620,358

Total Yankee Corporate Bonds and Notes (Cost $11,253,212)				11,103,483

	Yield		Shares

Short-Term Investments: 2.08%

Investment Companies: 2.08%
Securities Lending Cash Investments, LLC (l)(r)(u)	0.15		2,329,763	2,329,763
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.15		3,067,086	3,067,086

Total Short-Term Investments (Cost $5,396,849)				5,396,849

Total investments in securities (Cost $268,251,640) *	99.60%	258,913,667
Other assets and liabilities, net	0.40	1,041,242

Total net assets	100.00%	$259,954,909

†	Non-income-earning security

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

«	All or a portion of this security is on loan.

(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.

(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $268,175,047 and unrealized gains (losses) consists of:

Gross unrealized gains	$1,838,749
Gross unrealized losses	(11,100,129)

Net unrealized losses	$(9,261,380)

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—August 31, 2015	Wells Fargo Advantage High Yield Bond Fund	15

Assets
Investments
In unaffiliated securities (including $2,252,762 of securities loaned), at value (cost $262,854,791)	$253,516,818
In affiliated securities, at value (cost $5,396,849)	5,396,849

Total investments, at value (cost $268,251,640)	258,913,667
Foreign currency, at value (cost $45)	39
Receivable for investments sold	1,200,278
Receivable for Fund shares sold	23,199
Receivable for dividends and interest	3,402,482
Receivable for securities lending income	6,262
Prepaid expenses and other assets	138,798

Total assets	263,684,725

Liabilities
Dividends payable	82,340
Payable for investments purchased	348,739
Payable for Fund shares redeemed	586,749
Payable upon receipt of securities loaned	2,329,763
Management fee payable	116,949
Distribution fees payable	40,962
Administration fees payable	34,932
Accrued expenses and other liabilities	189,382

Total liabilities	3,729,816

Total net assets	$259,954,909

NET ASSETS CONSIST OF
Paid-in capital	$323,594,871
Overdistributed net investment income	(119,927)
Accumulated net realized losses on investments	(54,182,056)
Net unrealized losses on investments	(9,337,979)

Total net assets	$259,954,909

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$179,357,056
Shares outstanding – Class A1	56,777,714
Net asset value per share – Class A	$3.16
Maximum offering price per share – Class A2	$3.31
Net assets – Class B	$1,868,362
Shares outstanding – Class B1	591,238
Net asset value per share – Class B	$3.16
Net assets – Class C	$60,753,360
Shares outstanding – Class C1	19,229,282
Net asset value per share – Class C	$3.16
Net assets – Administrator Class	$13,129,161
Shares outstanding – Administrator Class[1]	4,150,322
Net asset value per share – Administrator Class	$3.16
Net assets – Institutional Class	$4,846,970
Shares outstanding – Institutional Class[1]	1,531,175
Net asset value per share – Institutional Class	$3.17

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/95.50 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage High Yield Bond Fund	Statement of operations—year ended August 31, 2015

Investment income
Interest	$13,985,799
Dividends (net of foreign withholding taxes of $1,993)	530,937
Securities lending income, net	85,118
Income from affiliated securities	2,574

Total investment income	14,604,428

Expenses
Management fee	1,584,806
Administration fees
Class A	317,856
Class B	4,553
Class C	106,852
Administrator Class	18,653
Institutional Class	964 [1]
Shareholder servicing fees
Class A	496,652
Class B	7,114
Class C	166,955
Administrator Class	46,633
Distribution fees
Class B	21,342
Class C	500,867
Custody and accounting fees	23,677
Professional fees	68,432
Registration fees	53,566
Shareholder report expenses	55,448
Trustees’ fees and expenses	10,090
Other fees and expenses	13,894

Total expenses	3,498,354
Less: Fee waivers and/or expense reimbursements	(55,325)

Net expenses	3,443,029

Net investment income	11,161,399

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) on:
Unaffiliated securities	2,699,618
Futures transactions	(288,529)

Net realized gains on investments	2,411,089

Net change in unrealized gains (losses) on:
Unaffiliated securities	(19,793,858)
Futures transactions	214,228

Net change in unrealized gains (losses) on investments	(19,579,630)

Net realized and unrealized gains (losses) on investments	(17,168,541)

Net decrease in net assets resulting from operations	$(6,007,142)

[1]	For the period from October 31, 2014 (commencement of class operations) to August 31, 2015

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo Advantage High Yield Bond Fund	17

	Year ended August 31, 2015		Year ended August 31, 2014

Operations
Net investment income		$11,161,399		$13,443,918
Net realized gains on investments		2,411,089		5,377,718
Net change in unrealized gains (losses) on investments		(19,579,630)		15,459,995

Net increase (decrease) in net assets resulting from operations		(6,007,142)		34,281,631

Distributions to shareholders from
Net investment income
Class A		(8,019,970)		(9,459,253)
Class B		(93,822)		(189,519)
Class C		(2,197,041)		(2,766,449)
Administrator Class		(796,962)		(967,151)
Institutional Class		(52,204)[1]		N/A

Total distributions to shareholders		(11,159,999)		(13,382,372)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	11,660,936	38,274,681	4,174,488	13,529,333
Class B	52,608	173,419	17,151	56,831
Class C	780,954	2,557,227	821,870	2,678,022
Administrator Class	1,586,653	5,225,031	2,812,042	9,171,050
Institutional Class	1,709,640 [1]	5,538,268 [1]	N/A	N/A

		51,768,626		25,435,236

Reinvestment of distributions
Class A	2,163,645	7,069,289	2,511,673	8,240,513
Class B	25,351	82,962	51,262	167,850
Class C	619,791	2,025,306	770,176	2,526,354
Administrator Class	223,657	732,250	262,316	862,288
Institutional Class	6,536 [1]	20,901 [1]	N/A	N/A

		9,930,708		11,797,005

Payment for shares redeemed
Class A	(19,652,201)	(64,201,730)	(15,822,235)	(51,599,260)
Class B	(670,606)	(2,199,762)	(1,002,877)	(3,278,584)
Class C	(3,849,430)	(12,539,667)	(6,460,879)	(21,047,143)
Administrator Class	(3,665,523)	(11,914,124)	(3,853,847)	(12,658,859)
Institutional Class	(185,001)[1]	(603,958)[1]	N/A	N/A

		(91,459,241)		(88,583,846)

Net decrease in net assets resulting from capital share transactions		(29,759,907)		(51,351,605)

Total decrease in net assets		(46,927,048)		(30,452,346)

Net assets
Beginning of period		306,881,957		337,334,303

End of period		$259,954,909		$306,881,957

Overdistributed net investment income		$(119,927)		$(163,588)

[1]	For the period from October 31, 2014 (commencement of class operations) to August 31, 2015

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage High Yield Bond Fund	Financial highlights

(For a share outstanding throughout each period)

	Year ended August 31
CLASS A	2015	2014	2013	2012	2011
Net asset value, beginning of period	$3.35	$3.15	$3.18	$3.03	$3.05
Net investment income	0.13	0.14	0.15	0.20	0.21
Net realized and unrealized gains (losses) on investments	(0.19)	0.20	(0.03)	0.15	(0.02)

Total from investment operations	(0.06)	0.34	0.12	0.35	0.19
Distributions to shareholders from
Net investment income	(0.13)	(0.14)	(0.15)	(0.20)	(0.21)
Net asset value, end of period	$3.16	$3.35	$3.15	$3.18	$3.03
Total return[1]	(1.79)%	11.02%	3.78%	12.00%	6.07%
Ratios to average net assets (annualized)
Gross expenses	1.04%	1.03%	1.04%	1.02%	1.02%
Net expenses	1.03%	1.03%	1.03%	1.02%	1.02%
Net investment income	4.04%	4.35%	4.65%	6.52%	6.60%
Supplemental data
Portfolio turnover rate	55%	40%	95%	37%	70%
Net assets, end of period (000s omitted)	$179,357	$210,005	$225,743	$261,938	$240,653

[1]	Total return calculations do not include any sales charges.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage High Yield Bond Fund	19

(For a share outstanding throughout each period)

	Year ended August 31
CLASS B	2015	2014	2013	2012	2011
Net asset value, beginning of period	$3.36	$3.15	$3.18	$3.03	$3.05
Net investment income	0.11 [1]	0.12	0.13	0.18 [1]	0.18 [1]
Net realized and unrealized gains (losses) on investments	(0.20)	0.21	(0.03)	0.15	(0.02)

Total from investment operations	(0.09)	0.33	0.10	0.33	0.16
Distributions to shareholders from
Net investment income	(0.11)	(0.12)	(0.13)	(0.18)	(0.18)
Net asset value, end of period	$3.16	$3.36	$3.15	$3.18	$3.03
Total return[2]	(2.81)%	10.53%	3.01%	11.17%	5.28%
Ratios to average net assets (annualized)
Gross expenses	1.79%	1.78%	1.78%	1.77%	1.78%
Net expenses	1.78%	1.78%	1.78%	1.77%	1.77%
Net investment income	3.30%	3.63%	3.93%	5.80%	5.85%
Supplemental data
Portfolio turnover rate	55%	40%	95%	37%	70%
Net assets, end of period (000s omitted)	$1,868	$3,972	$6,667	$13,247	$21,656

[1]	Calculated based upon average shares outstanding

[2]	Total return calculations do not include any sales charges.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Advantage High Yield Bond Fund	Financial highlights

(For a share outstanding throughout each period)

	Year ended August 31
CLASS C	2015	2014	2013	2012	2011
Net asset value, beginning of period	$3.35	$3.15	$3.18	$3.03	$3.05
Net investment income	0.11	0.12	0.13	0.18	0.18
Net realized and unrealized gains (losses) on investments	(0.19)	0.20	(0.03)	0.15	(0.02)

Total from investment operations	(0.08)	0.32	0.10	0.33	0.16
Distributions to shareholders from
Net investment income	(0.11)	(0.12)	(0.13)	(0.18)	(0.18)
Net asset value, end of period	$3.16	$3.35	$3.15	$3.18	$3.03
Total return[1]	(2.52)%	10.20%	3.01%	11.17%	5.28%
Ratios to average net assets (annualized)
Gross expenses	1.79%	1.78%	1.79%	1.77%	1.77%
Net expenses	1.78%	1.78%	1.78%	1.77%	1.77%
Net investment income	3.29%	3.60%	3.90%	5.78%	5.85%
Supplemental data
Portfolio turnover rate	55%	40%	95%	37%	70%
Net assets, end of period (000s omitted)	$60,753	$72,728	$83,548	$99,633	$95,999

[1]	Total return calculations do not include any sales charges.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage High Yield Bond Fund	21

(For a share outstanding throughout each period)

	Year ended August 31
ADMINISTRATOR CLASS	2015	2014	2013	2012	2011
Net asset value, beginning of period	$3.36	$3.15	$3.18	$3.03	$3.05
Net investment income	0.14	0.15	0.16	0.21	0.22
Net realized and unrealized gains (losses) on investments	(0.20)	0.21	(0.03)	0.15	(0.03)

Total from investment operations	(0.06)	0.36	0.13	0.36	0.19
Distributions to shareholders from
Net investment income	(0.14)	(0.15)	(0.16)	(0.21)	(0.21)
Net asset value, end of period	$3.16	$3.36	$3.15	$3.18	$3.03
Total return	(1.86)%	11.61%	4.02%	12.25%	6.30%
Ratios to average net assets (annualized)
Gross expenses	0.98%	0.96%	0.96%	0.95%	0.95%
Net expenses	0.80%	0.80%	0.80%	0.80%	0.80%
Net investment income	4.27%	4.57%	4.91%	6.73%	6.79%
Supplemental data
Portfolio turnover rate	55%	40%	95%	37%	70%
Net assets, end of period (000s omitted)	$13,129	$20,177	$21,376	$37,469	$26,234

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo Advantage High Yield Bond Fund	Financial highlights

(For a share outstanding throughout each period)

INSTITUTIONAL CLASS	Year ended August 31, 2015[1]
Net asset value, beginning of period	$3.33
Net investment income	0.12
Net realized and unrealized gains (losses) on investments	(0.16)

Total from investment operations	(0.04)
Distributions to shareholders from
Net investment income	(0.12)
Net asset value, end of period	$3.17
Total return[2]	(1.31)%
Ratios to average net assets (annualized)
Gross expenses	0.71%
Net expenses	0.70%
Net investment income	4.33%
Supplemental data
Portfolio turnover rate	55%
Net assets, end of period (000s omitted)	$4,847

[1]	For the period from October 31, 2014 (commencement of class operations) to August 31, 2015

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements	Wells Fargo Advantage High Yield Bond Fund	23

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Advantage High Yield Bond Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Equity securities and futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Equity securities that are not listed on a foreign or domestic exchange or market, but have a public trading market, are valued at the quoted bid price from an independent broker-dealer that the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”) has determined is an acceptable source.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued at net asset value when available.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized

24	Wells Fargo Advantage High Yield Bond Fund	Notes to financial statements

foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Securities Lending Fund is included in securities lending income on the Statement of Operations.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Futures contracts

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Notes to financial statements	Wells Fargo Advantage High Yield Bond Fund	25

Dividend income is recognized on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. U.S. generally accepted accounting principles require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. At August 31, 2015, as a result of permanent book-to-tax differences, the following reclassification adjustments were made on the Statement of Assets and Liabilities:

Paid-in capital	Overdistributed net investment income	Accumulated net realized losses on investments
$(60,861)	$42,261	$18,600

As of August 31, 2015, the Fund had capital loss carryforwards available to offset future net realized capital gains in the amount of $53,607,343 with $16,356,651 expiring in 2016; and $37,250,692 expiring in 2017.

As of August 31, 2015, the Fund had current year deferred post-October capital losses consisting of $651,306 in short-term losses which will be recognized on the first day of the following fiscal year.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

26	Wells Fargo Advantage High Yield Bond Fund	Notes to financial statements

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of August 31, 2015:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :

Common stocks
Consumer discretionary	$1,612,100	$0	$0	$1,612,100
Consumer staples	1,999,240	0	0	1,999,240
Energy	760,800	0	0	760,800
Financials	985,780	0	0	985,780
Health care	4,154,040	0	0	4,154,040
Industrials	662,400	0	0	662,400
Information technology	3,915,760	0	0	3,915,760
Utilities	6,905,740	0	0	6,905,740

Corporate bonds and notes	0	221,417,475	0	221,417,475

Yankee corporate bonds and notes	0	11,103,483	0	11,103,483

Short-term investments
Investment companies	3,067,086	2,329,763	0	5,396,849
Total assets	$24,062,946	$234,850,721	$0	$258,913,667

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At August 31, 2015, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the applicable subadviser, providing fund-level administrative services in connection with the Fund’s operations, and providing any other fund-level administrative services reasonably necessary for the operation of the Fund. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.55% and declining to 0.43% as the average daily net assets of the Fund increase.

Prior to July 1, 2015, Funds Management provided advisory services pursuant to an investment advisory agreement and was entitled to receive an annual fee which started at 0.50% and declined to 0.40% as the average daily net assets of the Fund increased. In addition, fund-level administrative services were provided by Funds Management under a separate administration agreement at an annual fee which started at 0.05% and declined to 0.03% as the average daily net assets of the Fund increased. For financial statement purposes, the advisory fee and fund-level administration fee for the year ended August 31, 2015 have been included in management fee on the Statement of Operations.

For the year ended August 31, 2015, the management fee was equivalent to an annual rate of 0.55% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. WellsCap, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.35% and declining to 0.20% as the average daily net assets of the Fund increase.

Notes to financial statements	Wells Fargo Advantage High Yield Bond Fund	27

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee
Class A, Class B, Class C	0.16%
Administrator Class	0.10
Institutional Class	0.08

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through December 31, 2015 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.03% for Class A shares, 1.78% for Class B shares, 1.78% for Class C shares, 0.80% for Administrator Class shares and 0.70% for Institutional Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fees

The Trust has adopted a distribution plan for Class B and Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class B and Class C shares. For the year ended August 31, 2015, Funds Distributor received $4,217 from the sale of Class A shares.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class B, Class C and Administrator Class of the Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the year ended August 31, 2015 were $154,987,430 and $178,868,582, respectively.

6. DERIVATIVE TRANSACTIONS

During the year ended August 31, 2015, the Fund entered into futures contracts to speculate on interest rates and to help manage the duration of the portfolio.

As of August 31, 2015, the Fund did not have any open futures contracts. The Fund had an average notional amount of $1,515,190 in short futures contracts during the year ended August 31, 2015.

The realized losses and change in unrealized gains (losses) on futures contracts are reflected in the Statement of Operations.

7. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds in the Trust) and Wells Fargo Variable Trust are parties to a $150,000,000 revolving credit agreement, whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on

28	Wells Fargo Advantage High Yield Bond Fund	Notes to financial statements

that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating fund. For the year ended August 31, 2015, the Fund paid $545 in commitment fees.

For the year ended August 31, 2015, there were no borrowings by the Fund under the agreement.

8. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid was $11,159,999 and $13,382,372 of ordinary income for the years ended August 31, 2015 and August 31, 2014, respectively.

As of August 31, 2015, the components of distributable earnings on a tax basis were as follows:

Unrealized losses	Post-October capital losses deferred	Capital loss carryforward
$(9,261,387)	$(651,306)	$(53,607,343)

9. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

Report of independent registered public accounting firm	Wells Fargo Advantage High Yield Bond Fund	29

BOARD OF TRUSTEES AND SHAREHOLDERS OF WELLS FARGO FUNDS TRUST:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Wells Fargo Advantage High Yield Bond Fund (the “Fund”), one of the funds constituting the Wells Fargo Funds Trust, as of August 31, 2015, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2015, by correspondence with the custodian and brokers, or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Wells Fargo Advantage High Yield Bond Fund as of August 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

October 26, 2015

30	Wells Fargo Advantage High Yield Bond Fund	Other information (unaudited)

TAX INFORMATION

For corporate shareholders, pursuant to Section 854 of the Internal Revenue Code, 3.40% of ordinary income dividends qualify for the corporate dividends-received deduction for the fiscal year ended August 31, 2015.

Pursuant to Section 854 of the Internal Revenue Code, $414,632 of income dividends paid during the fiscal year ended August 31, 2015 has been designated as qualified dividend income (QDI).

For the fiscal year ended August 31, 2015, $9,999,236 has been designated as interest-related dividends for nonresident alien shareholders pursuant to Section 871 of the Internal Revenue Code.

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargoadvantagefunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Advantage High Yield Bond Fund	31

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo Advantage family of funds, which consists of 133 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other public company or investment company directorships during past 5 years
William R. Ebsworth (Born 1957)	Trustee, since 2015**	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director at Fidelity Management and Research Company and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. in Boston, Tokyo, and Hong Kong where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Mr. Ebsworth is a CFA® charterholder and an Adjunct Lecturer, Finance, at Babson College.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015**	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is Chair of Taproot Foundation (non-profit organization), a Board Member of Ruth Bancroft Garden (non-profit organization) and an inactive chartered financial analyst.	Asset Allocation Trust; Harding Loevner Funds; Russell Exchange Traded Funds Trust
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Mr. Harris is a certified public accountant.	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust

32	Wells Fargo Advantage High Yield Bond Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other public company or investment company directorships during past 5 years
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.
**	William R. Ebsworth and Jane A. Freeman each became a Trustee effective January 1, 2015.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank N.A. from 1996 to 2013.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Executive Vice President of Wells Fargo Funds Management, LLC since 2014, Senior Vice President and Chief Compliance Officer from 2007 to 2014.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 72 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 61 funds and Assistant Treasurer of 72 funds in the Fund Complex.
[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

Other information (unaudited)	Wells Fargo Advantage High Yield Bond Fund	33

BOARD CONSIDERATION OF INVESTMENT ADVISORY, INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS:

Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment advisory and sub-advisory agreements. In this regard, at an in-person meeting held on May 19-20, 2015 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for Wells Fargo Advantage High Yield Bond Fund (the “Fund”): (i) an investment advisory agreement (the “Advisory Agreement”) with Wells Fargo Funds Management, LLC (“Funds Management”); (ii) an investment management agreement (the “Management Agreement”) with Funds Management; and (iii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Wells Capital Management Incorporated (the “Sub-Adviser”), an affiliate of Funds Management. The Management Agreement combines the terms of the Advisory Agreement with the terms of the Fund’s Amended and Restated Administration Agreement (the “Administration Agreement”) applicable to Fund-level administrative services. The Advisory Agreement, the Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at an in-person meeting in March 2015, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. Also, the Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2015. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board unanimously approved the continuation of the Advisory Agreement for the period from June 1, 2015 through June 30, 2015, approved the Management Agreement for the period from July 1, 2015 through May 31, 2016, and approved the continuation of the Sub-Advisory Agreement for a one-year term through May 31, 2016. The Board also determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and the Sub-Adviser under the Advisory Agreements. This information included, among other things, a summary of the background and experience of senior management of Funds Management, and the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund. The Board noted that the services to be provided to the Fund pursuant to the Management Agreement combined the advisory services previously provided to the Fund pursuant to the Fund’s Advisory Agreement with the Fund-level administrative services previously provided to the Fund pursuant to the Fund’s Administration Agreement. The Board received a representation from Funds Management that combining these services would not result in any change to the nature or level of services provided by Funds Management to the Fund.

The Board evaluated the ability of Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance

34	Wells Fargo Advantage High Yield Bond Fund	Other information (unaudited)

programs and compliance records of Funds Management and the Sub-Adviser. In addition, the Board took into account the full range of services provided to the Fund by Funds Management and its affiliates.

Fund performance and expenses

The Board considered the performance results for the Fund over various time periods ended March 31, 2015. The Board considered these results in comparison to the performance of funds in a universe that was determined by Lipper Inc. (“Lipper”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Lipper is an independent provider of investment company data. The Board received a description of the methodology used by Lipper to select the mutual funds in the performance Universe. The Board noted that the performance of the Fund (Administrator Class) was higher than the average performance of the Universe for all periods under review. The Board also noted that the performance of the Fund was higher than its benchmark, the BofAML US High Yield Master II Constrained Index, for the one-year period under review and lower than its benchmark for all other periods under review.

The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees (which reflect fee waivers, if any, and include advisory, administration and transfer agent fees), custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Lipper to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Lipper to select the mutual funds in the expense Groups and an explanation of how funds comprising expense groups and their expense ratios may vary from year-to-year. Based on the Lipper reports, the Board noted that the net operating expense ratios of the Fund were lower than the median net operating expense ratios of the expense Groups.

The Board took into account the Fund performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreement and Sub-Advisory Agreement and approve the Management Agreement.

Investment advisory and sub-advisory fee rates

The Board reviewed and considered the contractual investment advisory fee rates that are payable by the Fund to Funds Management for investment advisory services (the “Advisory Agreement Rates”), both on a stand-alone basis and on a combined basis with the Fund’s fund-level and class-level contractual administration fee rates (the “Management Rates”). The Board noted that the Management Rates include transfer agency and sub-transfer agency costs. The Board also noted that the fee rate to be paid by the Fund under the Management Agreement will incorporate the advisory fee and Fund-level administration fee previously payable separately by the Fund under the Fund’s Advisory Agreement and Administration Agreement with Funds Management. The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to the Sub-Adviser for investment sub-advisory services (the “Sub-Advisory Agreement Rates”).

Among other information reviewed by the Board was a comparison of the Management Rates of the Fund with those of other funds in the expense Groups at a common asset level. The Board noted that the Management Rates of the Fund were lower than the average rates for the Fund’s expense Groups for all share classes.

The Board also received and considered information about the portion of the total advisory fee that was retained by Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by the Sub-Adviser, and about Funds Management’s on-going oversight services. However, given the affiliation between Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of the advisory fee between them.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing mutual funds compared with those associated with managing assets of non-mutual fund clients such as collective funds or institutional separate accounts.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Funds Management under the Management Agreement and Advisory Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable, in light of the services covered by the Advisory Agreements.

Other information (unaudited)	Wells Fargo Advantage High Yield Bond Fund	35

Profitability

The Board received and considered information concerning the profitability of Funds Management, as well as the profitability of Wells Fargo as a whole, from providing services to the Fund and the fund family as a whole. The Board also received and considered information concerning the profitability of the Sub-Adviser from providing services to the fund family as a whole, noting that the Sub-Adviser’s profitability information with respect to providing services to the Fund was subsumed in the Wells Fargo profitability analysis.

Funds Management reported on the methodologies and estimates used in calculating profitability. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size and type of fund. Based on its review, the Board did not deem the profits reported by Funds Management or Wells Fargo from its services to the Fund to be at a level that would prevent it from approving the continuation of the Advisory Agreements.

Economies of scale

With respect to possible economies of scale, the Board noted the existence of breakpoints in the Fund’s advisory and management fee structures, and the Fund’s administration fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size. It considered that, for a small fund or a fund that shrinks in size, breakpoints conversely can result in higher fee levels. The Board also considered that fee waiver and expense reimbursement arrangements and competitive fee rates at the outset are means of sharing potential economies of scale with shareholders of the Fund and the fund family as a whole. The Board considered Funds Management’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments that Funds Management incurs across the fund family as a whole.

The Board concluded that the Fund’s fee and expense arrangements, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.

Other benefits to Funds Management and the Sub-Adviser

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that various affiliates of Funds Management may receive distribution-related fees, shareholder servicing payments and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser, fees earned by Funds Management and the Sub-Adviser from managing a private investment vehicle for the fund family’s securities lending collateral and commissions earned by an affiliated broker from portfolio transactions.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.

Conclusion

At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreement for the period from June 1, 2015 through June 30, 2015, approved the Management Agreement for the period from July 1, 2015 through May 31, 2016, and approved the continuation of the Sub-Advisory Agreement for a one-year term through May 31, 2016. The Board also determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable.

36	Wells Fargo Advantage High Yield Bond Fund	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Colombian peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2015 Wells Fargo Funds Management, LLC. All rights reserved.

236804 10-15 A218/AR218 08-15

Wells Fargo Advantage Income Plus Fund

Annual Report

August 31, 2015

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The views expressed and any forward-looking statements are as of August 31, 2015, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Advantage Income Plus Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Major central banks continued to inject liquidity into global banks and markets through various accommodative monetary policies, including quantitative easing.

Dear Valued Shareholder:

We are pleased to offer you this annual report for the Wells Fargo Advantage Income Plus Fund for the 12-month period that ended August 31, 2015. The period was marked by low interest rates, low oil prices, and moderate U.S. economic growth. Short-term investment-grade bonds, as measured by the Barclays U.S. 1–3 Year Government/Credit Bond Index1 returned 0.81% during the period. Meanwhile, strong demand for high-quality, liquid assets kept returns on Treasury bills more modest; the Barclays 6-Month Treasury Bill Index2 returned 0.15% during the period.

Major central banks continued to provide stimulus.

Major central banks continued to inject liquidity into global banks and markets through various accommodative monetary policies, including quantitative easing. In the U.S., the Federal Reserve (Fed) kept its key interest rate near zero in order to support the economy and the financial system. However, it set expectations for it to begin normalizing monetary policy with higher target ranges for the federal funds rate.

Meanwhile, European markets continued to benefit from the European Central Bank’s (ECB’s) willingness to maintain low interest rates. In addition to its targeted longer-term refinancing operations that are designed to increase bank lending, the ECB expanded its quantitative easing program to include the purchase of eurozone government bonds. In Japan, the Bank of Japan maintained an aggressive monetary program aimed at combating deflation.

Economic growth was moderate, and oil prices plummeted.

U.S. economic growth advanced during the reporting period, the unemployment rate ticked lower to 5.1% as of August 2015, and inflation remained below the Fed’s longer-run objective of a 2% pace. The period was also marked by lower oil prices, which began the reporting period near $90 per barrel but declined to $46 per barrel at the end of August 2015. While lower oil prices benefited consumers of oil products, the lower prices pressured companies within the energy sector.

Bond yields rose but remained low by historical standards.

Short-term interest rates increased during the reporting period, with a flattening in the shape of the short-term yield curve. During this time frame, 1-year Treasury bills rose 29 basis points (bps; 100 bps equals 1.00%) to yield 0.38%, 2-year Treasury note yields rose 21 bps to yield 0.74%, and 3-year Treasury note yields rose only 8 bps to yield 1.05%. Meanwhile, ultra-short-term yields were little changed at ultralow levels, anchored by the easy monetary policy.

Since the end of the financial crisis, structural changes in the fixed-income markets have reduced trading liquidity (the degree to which assets can be bought or sold without affecting the price). New regulations and capital requirements have caused traditional liquidity suppliers (banks and broker/dealers) to be more risk-averse and hold less inventory. Meanwhile, corporate-debt issuance has spiked as companies finance themselves at record-low yields, bond mutual funds

[1]	The Barclays U.S. 1–3 Year Government/Credit Bond Index is the one- to three-year component of the Barclays U.S. Government/Credit Bond Index that includes securities in the Government and Credit Indexes. The Government Index includes Treasuries (that is, public obligations of the U.S. Treasury that have remaining maturities of more than one year) and agencies (that is, publicly issued debt of U.S. government agencies, quasi-federal corporations, and corporate or foreign debt guaranteed by the U.S. government). The Credit Index includes publicly issued U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity, and quality requirements. You cannot invest directly in an index.

[2]	The Barclays 6-Month Treasury Bill Index tracks the performance and attributes of recently issued 6-month U.S. Treasury bills. The index follows Barclays’ monthly rebalancing conventions. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Advantage Income Plus Fund	3

hold larger amounts of this new debt supply, trading volumes are lower, and large-size trades are more difficult to execute. However, fixed-income markets appear to have functioned well over the past year with sufficient liquidity and muted volatility.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Advantage Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest in Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future.

Notice to shareholders

At a meeting held on August 11–12, 2015, the Board of Trustees of the Fund approved a change in the name of the Fund whereby the word “Advantage” will be removed from its name, effective December 15, 2015.

For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

4	Wells Fargo Advantage Income Plus Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks total return, consisting of current income and capital appreciation.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Ashok Bhatia, CFA

Christopher Y. Kauffman, CFA

Thomas M. Price, CFA

Janet Rilling CFA, CPA

Noah Wise, CFA

Average annual total returns1 (%) as of August 31, 2015

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (STYAX)	7-13-1998	(3.53)	2.56	4.65	1.04	3.51	5.14	0.94	0.85
Class B (STYBX)*	7-13-1998	(4.61)	2.40	4.59	0.39	2.76	4.59	1.69	1.60
Class C (WFIPX)	7-13-1998	(0.65)	2.74	4.36	0.35	2.74	4.36	1.69	1.60
Administrator Class (WIPDX)	7-30-2010	–	–	–	1.15	3.64	5.20	0.88	0.73
Institutional Class (WIPIX)	7-18-2008	–	–	–	1.37	3.84	5.37	0.61	0.59
Investor Class (WIPNX)	7-18-2008	–	–	–	1.10	3.50	5.13	0.97	0.86
Barclays U.S. Universal Bond Index[4]	–	–	–	–	1.13	3.34	4.66	–	–
*	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 4.50%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Administrator Class, Institutional Class, and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest-rate changes and their impact on the Fund and its share price can be sudden and unpredictable. Loans are subject to risks similar to those associated with other below-investment-grade bond investments, such as credit risk (for example, risk of issuer default), below-investment-grade bond risk (for example, risk of greater volatility in value), and risk that the loan may become illiquid or difficult to price. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to foreign investment risk, high-yield securities risk, and mortgage and asset-backed securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Advantage Income Plus Fund	5

Growth of $10,000 investment[5] as of August 31, 2015

[1]	Historical performance shown for Administrator Class shares prior to their inception reflects the performance of Institutional Class shares and has been adjusted to include the higher expenses applicable to Administrator Class shares. Historical performance shown for Institutional Class shares prior to their inception reflects the performance of Class A shares and includes the higher expenses applicable to Class A shares. Historical performance shown for Investor Class shares prior to their inception reflects the performance of Class A shares and has been adjusted to include the higher expenses applicable to Investor Class shares. If these expenses had not been included, returns would have been higher.

[2]	Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.01% in acquired fund fees and expenses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report, which do not include acquired fund fees and expenses.

[3]	The manager has contractually committed through December 31, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver at 0.84% for Class A, 1.59% for Class B, 1.59% for Class C, 0.72% for Administrator Class, 0.58% for Institutional Class, and 0.85% for Investor Class. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower.

[4]	The Barclays U.S. Universal Bond Index is an unmanaged market value-weighted performance benchmark for the U.S. dollar-denominated bond market, which includes investment-grade, high yield, and emerging market debt securities with maturities of one year or more. You cannot invest directly in an index.

[5]	The chart compares the performance of Class A shares for the most recent 10 years with the performance of the Barclays U.S. Universal Bond Index. The chart assumes a hypothetical investment of $10,000 in Class A shares and reflects all operating expenses and assumes the maximum initial sales charge of 4.50%.

[6]	The ten largest holdings, excluding cash and cash equivalents, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[7]	Amounts are calculated based on the total long-term investments of the Fund. These amounts are subject to change and may have changed since the date specified.

6	Wells Fargo Advantage Income Plus Fund	Performance highlights (unaudited)

MANAGER’S DISCUSSION

Fund highlights

■	The Fund underperformed its benchmark, the Barclays U.S. Universal Bond Index, for the 12-month period that ended August 31, 2015.

■	The Fund was overweight high yield credit which hurt performance, especially the underperforming industrials sector. An underweight to U.S. Treasuries was also a detractor during the period.

■	Positive yield spread from mortgage-related securities (relative to U.S. Treasuries) contributed to performance given the Funds’ overweight during the period, as did an underweight to sovereign securities.

Ten largest holdings[6] (%) as of August 31, 2015
U.S. Treasury Note, 2.25%, 7-31-2018	3.33
FNMA, 4.50%, 9-14-2045	3.13
FNMA, 3.00%, 9-14-2045	2.98
GNMA, 3.50%, 9-21-2045	2.92
FNMA, 4.00%, 9-14-2045	2.54
U.S. Treasury Note, 1.00%, 8-31-2016	2.50
FHLMC, 3.50%, 9-14-2045	2.38
U.S. Treasury Note, 0.25%, 12-15-2015	2.08
U.S. Treasury Note, 1.00%, 5-31-2018	1.89
FNMA, 3.50%, 9-14-2045	1.85

The economic climate remained benign.

The U.S. economy featured trend-like growth, a steadily improving labor market, and generally stable inflation over the past 12 months. Real gross domestic product growth averaged about 2.7% in the most recent four quarters, as personal income gains supported consumption. In contrast, business investment softened, in part due to weakness in the energy industry brought on by a collapse in global oil prices.

The labor market continued to tighten over the past 12 months, as evidenced by a full percentage point decline in the unemployment rate to 5.1%. Nonfarm payrolls expanded at an average pace of about 240,000 per month over the period. Following a persistent theme of this economic expansion, some of the improvement in the unemployment rate can be attributed to a decline in the labor force participation rate, which fell to 62.6% at the end of the period versus 62.8% a year ago.

The inflationary environment was mixed over the past 12 months, as the drop in oil prices pushed the year-over-year change in headline inflation down to 0.2% compared with a 1.7% headline inflation rate a year ago. Excluding food and energy, however, inflation rose 1.8%, which is basically in line with the average rate of core inflation over the past five years.

During the reporting period, the Federal Reserve’s (the Fed’s) monetary policy transitioned from maximum accommodation to the possible beginning of a tightening cycle. The Federal Open Market Committee (FOMC)—the Fed’s policymaking committee—completed its third round of asset purchases in the fourth quarter of 2014, though the Fed continued to reinvest the proceeds of maturing principal and interest payments from its existing portfolio. The Fed’s overnight rate targets remained unchanged throughout the period, with the key federal funds rate held to a range of 0.00% to 0.25%. There is a possibility that an initial hike in the target range will occur before the end of 2015, to be followed by a gradual normalization of monetary policy (as opposed to the loose monetary policy of recent years).

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Advantage Income Plus Fund	7

Portfolio allocation[7] as of August 31, 2015

The Fund remained overweight corporate securities and securitized debt.

During the period, the Fund maintained an overweight to investment-grade corporate and securitized debt and an underweight to U.S. Treasuries and agency debentures. We maintained the Fund’s duration and yield-curve positioning close to those of the Fund’s benchmark.

During the reporting period, a wider spread (or yield differential) for high-grade, high-yield credit, and commercial mortgage-backed securities relative to comparable Treasuries detracted from performance versus the benchmark. However, a positive spread for mortgage-related securities and corporate bonds contributed to performance during the period. An underweight to government securities also contributed, as did security selection in several sectors, including financials and holdings in agency mortgage-backed securities.

We expect a gradual rise in short-term interest rates.

In this environment of trend-like growth, stable core inflation, and still-accommodative monetary policy, we believe that the spread sectors—corporate credit, structured product, and select high-yield sectors—represent good value, particularly now that spreads have widened. In our view, the spread widening reflected concerns about supply and global macroeconomic uncertainty rather than deterioration in domestic fundamentals. That said, corporate credit metrics weakened in certain industries, such as mineral extraction and energy, over the period, and a management focus on rewarding shareholders has often resulted in additional leverage.

The relatively benign domestic economic conditions described above are likely to result in a gradual upward bias for interest rates. We believe FOMC is likely to raise its target rates by 0.75% to 1.00% over the next 12 months, a result which is largely reflected in the current yield curve. Should market rates diverge from the Fed’s policy path, we remain prepared to modify the Fund’s duration and yield-curve posture in order to take advantage of any opportunities.

Please see footnotes on page 5.

8	Wells Fargo Advantage Income Plus Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from March 1, 2015 to August 31, 2015.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 3-1-2015	Ending account value 8-31-2015	Expenses paid during the period¹	Net annualized expense ratio
Class A
Actual	$1,000.00	$987.26	$4.21	0.84%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.97	$4.28	0.84%
Class B
Actual	$1,000.00	$984.01	$7.95	1.59%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.19	$8.08	1.59%
Class C
Actual	$1,000.00	$983.43	$7.95	1.59%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.19	$8.08	1.59%
Administrator Class
Actual	$1,000.00	$987.79	$3.61	0.72%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.58	$3.67	0.72%
Institutional Class
Actual	$1,000.00	$988.54	$2.91	0.58%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.28	$2.96	0.58%
Investor Class
Actual	$1,000.00	$987.16	$4.26	0.85%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.92	$4.33	0.85%

[1]	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—August 31, 2015	Wells Fargo Advantage Income Plus Fund	9

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities: 29.75%
FHLB Series VN-2015 Class A	5.46%	11-27-2015	$621,813	$629,129
FHLMC ±	1.90	1-1-2036	69,505	73,423
FHLMC %%	3.50	9-14-2045	12,585,000	13,013,873
FHLMC	4.00	6-1-2044	5,758,048	6,110,137
FHLMC	5.00	6-1-2036	566,997	625,662
FHLMC	5.00	8-1-2040	581,241	641,335
FHLMC	5.50	10-1-2017	171,357	176,118
FHLMC	5.50	8-1-2038	125,961	140,189
FHLMC	5.50	12-1-2038	1,113,364	1,238,371
FHLMC	5.50	6-1-2040	1,655,134	1,844,459
FHLMC	7.50	5-1-2038	3,867	4,028
FHLMC	8.00	2-1-2030	417	520
FHLMC Series 2013-K28 Class B ±144A	3.61	6-25-2046	1,970,000	1,944,686
FHLMC Series 2013-K30 Class B ±144A	3.67	6-25-2045	2,515,000	2,523,506
FHLMC Series 2013-K32 Class B ±144A	3.65	10-25-2046	1,875,000	1,881,244
FHLMC Series 2015-SC01 Class 1A	3.50	5-25-2045	2,182,831	2,207,015
FHLMC Series 2640 Class G	4.50	7-15-2018	623,501	644,763
FHLMC Series 3774 Class AB	3.50	12-15-2020	396,335	413,615
FHLMC Series K020 Class X1 ±(c)	1.59	5-25-2022	14,254,458	1,123,294
FHLMC Series T-42 Class A5	7.50	2-25-2042	2,245,491	2,670,873
FHLMC Series T-57 Class 2A1 ±	3.26	7-25-2043	68,023	71,760
FHLMC Series T-59 Class 2A1 ±	2.92	10-25-2043	325,749	336,957
FNMA ±	2.32	8-1-2036	113,335	120,881
FNMA ±	2.36	9-1-2036	52,027	55,355
FNMA ±	2.40	1-1-2036	226,525	241,939
FNMA	2.75	10-1-2022	2,250,000	2,303,610
FNMA %%	3.00	9-17-2030	3,355,000	3,480,288
FNMA %%	3.00	9-14-2045	16,180,000	16,250,788
FNMA	3.27	7-1-2022	1,282,596	1,356,189
FNMA %%	3.50	9-17-2030	6,615,000	6,968,489
FNMA %%	3.50	9-14-2045	9,725,000	10,077,718
FNMA	3.95	9-1-2021	430,057	468,952
FNMA	4.00	9-1-2024	216,044	226,265
FNMA %%	4.00	9-14-2045	13,030,000	13,840,814
FNMA	4.26	4-1-2021	2,822,052	3,120,576
FNMA	4.39	1-1-2020	1,548,569	1,701,025
FNMA	4.50	1-1-2026	2,575,931	2,678,231
FNMA %%	4.50	9-14-2045	15,790,000	17,106,880
FNMA	5.00	1-1-2024	238,094	257,313
FNMA	5.00	2-1-2036	57,601	63,519
FNMA	5.00	6-1-2040	201,776	223,528
FNMA	5.00	8-1-2040	3,687,876	4,085,442
FNMA	5.50	11-1-2023	122,110	134,120
FNMA	5.50	8-1-2034	200,407	225,904
FNMA	5.50	2-1-2035	60,232	67,827
FNMA	5.50	8-1-2038	226,524	253,030
FNMA	5.50	8-1-2038	678,476	766,433
FNMA	6.00	10-1-2037	1,074,297	1,216,913
FNMA	6.00	11-1-2037	80,713	91,082
FNMA %%	6.00	9-14-2045	795,000	898,867
FNMA	6.50	7-1-2036	44,284	50,827
FNMA	6.50	7-1-2036	20,027	23,978

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage Income Plus Fund	Portfolio of investments—August 31, 2015

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA	6.50%	11-1-2036	$13,888	$16,516
FNMA	6.50	7-1-2037	1,608,241	1,919,732
FNMA	7.00	12-1-2022	389,933	421,737
FNMA	7.00	7-1-2036	27,649	30,642
FNMA	7.00	11-1-2037	15,554	17,441
FNMA	7.50	5-1-2038	2,044	2,081
FNMA Series 2002-T12 Class A3	7.50	5-25-2042	8,957	10,994
FNMA Series 2003-W08 Class 4A ±	3.17	11-25-2042	238,436	249,659
FNMA Series 2003-W14 Class 2A ±	2.29	6-25-2045	184,343	190,831
FNMA Series 2003-W14 Class 2A ±	3.57	1-25-2043	414,992	422,138
FNMA Series 2004-W11 Class 1A3	7.00	5-25-2044	1,856,888	2,191,815
FNMA Series 2004-W15 Class 1A3	7.00	8-25-2044	1,156,586	1,336,948
GNMA	3.00	7-20-2045	6,030,834	6,119,523
GNMA %%	3.50	9-21-2045	15,320,000	15,951,351
GNMA	4.00	1-20-2045	3,776,963	4,009,784
GNMA	5.00	7-20-2040	1,494,434	1,660,967
GNMA	7.50	12-15-2029	786	897
GNMA Series 2008-22 Class XM ±(c)	0.74	2-16-2050	2,563,406	81,034
GNMA Series 2008-86 Class D	5.46	6-16-2040	1,044,219	1,081,054

Total Agency Securities (Cost $158,779,981)				162,386,884

Asset-Backed Securities: 1.10%
CVS Pass-Through Trust First Lien	6.04	12-10-2028	1,416,973	1,603,959
GE Equipment Transportation LLC Series 2015-1 Class A2	0.89	11-24-2017	840,000	840,515
GMF Floorplan Owner Revolving Trust Series 2015-1 Class A1 144A	1.65	5-15-2020	1,600,000	1,589,813
Volkswagen Auto Lease Trust Series 2015-A Class A2A	0.87	6-20-2017	1,993,980	1,993,790

Total Asset-Backed Securities (Cost $5,841,633)				6,028,077

Corporate Bonds and Notes: 28.37%

Consumer Discretionary: 3.67%

Auto Components: 0.72%
Delphi Corporation	5.00	2-15-2023	2,190,000	2,277,600
Lear Corporation	5.38	3-15-2024	1,320,000	1,339,800
ZF North America Capital Incorporated 144A	4.00	4-29-2020	325,000	324,951

				3,942,351

Automobiles: 0.38%
Ford Motor Company	7.45	7-16-2031	1,645,000	2,069,014

Diversified Consumer Services: 0.47%
Ashtead Capital Incorporated 144A	5.63	10-1-2024	795,000	789,538
Service Corporation International	8.00	11-15-2021	1,500,000	1,747,500

				2,537,038

Hotels, Restaurants & Leisure: 0.05%
Agua Caliente Band of Cahuilla Indians 144A	6.44	10-1-2016	298,000	290,374

Household Durables: 0.30%
Lennar Corporation	4.75	11-15-2022	845,000	840,775
Toll Brothers Finance Corporation	4.38	4-15-2023	810,000	795,825

				1,636,600

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2015	Wells Fargo Advantage Income Plus Fund	11

Security name	Interest rate	Maturity date	Principal	Value

Internet & Catalog Retail: 0.17%
Amazon.com Incorporated	4.95%	12-5-2044	$955,000	$952,796

Media: 1.05%
CCO Holdings LLC	6.63	1-31-2022	1,300,000	1,368,250
CCO Safari II LLC 144A	6.48	10-23-2045	655,000	664,309
DISH DBS Corporation	5.13	5-1-2020	965,000	945,700
Gannett Company Incorporated 144A	5.50	9-15-2024	1,405,000	1,390,950
Sirius XM Radio Incorporated 144A	6.00	7-15-2024	1,320,000	1,359,600

				5,728,809

Specialty Retail: 0.47%
L Brands Incorporated	6.63	4-1-2021	1,020,000	1,147,500
Sally Beauty Holdings Incorporated	5.75	6-1-2022	1,360,000	1,414,400

				2,561,900

Textiles, Apparel & Luxury Goods: 0.06%
Levi Strauss & Company	5.00	5-1-2025	325,000	318,094

Consumer Staples: 0.51%

Beverages: 0.26%
Constellation Brands Incorporated	4.25	5-1-2023	1,385,000	1,393,310

Food Products: 0.25%
The JM Smucker Company 144A	4.38	3-15-2045	1,485,000	1,367,617

Energy: 3.46%

Energy Equipment & Services: 0.26%
SESI LLC	7.13	12-15-2021	1,410,000	1,406,701

Oil, Gas & Consumable Fuels: 3.20%
Anadarko Petroleum Corporation	4.50	7-15-2044	1,310,000	1,186,307
Concho Resources Incorporated	5.50	4-1-2023	820,000	809,750
Continental Resources Incorporated	4.50	4-15-2023	1,300,000	1,170,160
Energy Transfer Equity LP	7.50	10-15-2020	1,200,000	1,282,500
Energy Transfer Partners LP	6.13	12-15-2045	1,585,000	1,519,652
Enterprise Products Operating LLC	5.10	2-15-2045	1,135,000	1,046,831
Kinder Morgan Energy Partners LP	5.55	6-1-2045	1,305,000	1,121,790
Marathon Petroleum Corporation	4.75	9-15-2044	630,000	553,706
Newfield Exploration Company	5.38	1-1-2026	280,000	262,500
Newfield Exploration Company	5.63	7-1-2024	325,000	316,063
Occidental Petroleum Corporation	4.63	6-15-2045	1,175,000	1,163,896
Range Resources Corporation 144A	4.88	5-15-2025	645,000	583,725
Sabine Pass Liquefaction LLC	5.63	4-15-2023	1,300,000	1,262,625
Targa Resources Partners LP	4.25	11-15-2023	715,000	625,625
TC Pipelines LP	4.38	3-13-2025	1,880,000	1,793,832
Tesoro Logistics LP Corporation	6.13	10-15-2021	980,000	982,450
Whiting Petroleum Corporation	5.75	3-15-2021	650,000	581,750
Williams Partners LP	4.88	3-15-2024	1,285,000	1,198,185

				17,461,347

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage Income Plus Fund	Portfolio of investments—August 31, 2015

Security name	Interest rate	Maturity date	Principal	Value

Financials: 10.09%

Banks: 3.15%
Australia and New Zealand Banking Group Limited 144A	2.40%	11-23-2016	$3,320,000	$3,375,969
Bank of America Corporation	3.95	4-21-2025	1,950,000	1,885,506
Bank of America Corporation ±	6.10	12-29-2049	1,290,000	1,259,363
Bank of America Corporation	7.63	6-1-2019	2,480,000	2,927,417
CBA Capital Trust II ±144A	6.02	3-29-2049	1,300,000	1,313,000
CIT Group Incorporated	5.38	5-15-2020	1,650,000	1,724,250
Fifth Third Bank	2.15	8-20-2018	1,885,000	1,888,749
JPMorgan Chase & Company Series Q ±	5.15	12-29-2049	1,620,000	1,530,900
JPMorgan Chase & Company Series Z ±	5.30	12-29-2049	1,300,000	1,281,313

				17,186,467

Capital Markets: 1.41%
Blackstone Holdings Finance Company LLC 144A	5.88	3-15-2021	1,110,000	1,263,756
Goldman Sachs Group Incorporated	3.75	5-22-2025	1,635,000	1,626,693
Goldman Sachs Group Incorporated	5.15	5-22-2045	1,305,000	1,285,695
Goldman Sachs Group Incorporated ±	5.38	12-29-2049	1,295,000	1,269,100
Legg Mason Incorporated	5.63	1-15-2044	965,000	998,702
Morgan Stanley	4.35	9-8-2026	1,260,000	1,257,043

				7,700,989

Consumer Finance: 0.75%
Ally Financial Incorporated	5.13	9-30-2024	850,000	858,500
ERAC USA Finance LLC 144A	4.50	2-15-2045	1,950,000	1,782,864
Navient Corporation	8.00	3-25-2020	1,425,000	1,440,105

				4,081,469

Diversified Financial Services: 1.11%
General Electric Capital Corporation ±	6.38	11-15-2067	2,200,000	2,348,500
JBS USA LLC / JBS USA Finance Incorporated 144A	5.75	6-15-2025	1,310,000	1,270,700
McGraw Hill Financial Incorporated 144A	4.00	6-15-2025	2,530,000	2,446,287

				6,065,487

Insurance: 3.26%
Endurance Specialty Holdings Limited	7.00	7-15-2034	1,520,000	1,809,852
Genworth Holdings Incorporated	4.80	2-15-2024	390,000	313,950
Genworth Holdings Incorporated	7.63	9-24-2021	330,000	338,250
National Life Insurance Company of Vermont 144A	10.50	9-15-2039	1,315,000	2,020,008
Platinum Underwriters Finance Incorporated Series B	7.50	6-1-2017	1,730,000	1,879,519
Progressive Corporation ±	6.70	6-15-2067	2,050,000	2,080,750
Protective Life Corporation	8.45	10-15-2039	1,855,000	2,524,030
Prudential Financial Incorporated ±	8.88	6-15-2068	1,645,000	1,897,179
RenaissanceRe Finance Incorporated	3.70	4-1-2025	1,290,000	1,248,668
Transatlantic Holdings Incorporated	8.00	11-30-2039	1,300,000	1,721,424
ZFS Finance (USA) Trust II ±144A	6.45	12-15-2065	1,920,000	1,948,800

				17,782,430

Real Estate Management & Development: 0.17%
CBRE Services Incorporated	5.00	3-15-2023	940,000	948,297

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2015	Wells Fargo Advantage Income Plus Fund	13

Security name	Interest rate	Maturity date	Principal	Value

REITs: 0.24%
Crown Castle International Corporation	5.25%	1-15-2023	$1,250,000	$1,307,813

Health Care: 1.53%

Health Care Equipment & Supplies: 0.34%
Medtronic Incorporated 144A	4.63	3-15-2045	1,825,000	1,859,312

Health Care Providers & Services: 1.19%
DaVita HealthCare Partners Incorporated	5.00	5-1-2025	1,620,000	1,587,600
HCA Incorporated	6.50	2-15-2020	1,450,000	1,602,250
HealthSouth Corporation	5.75	11-1-2024	980,000	993,622
Tenet Healthcare Corporation	6.00	10-1-2020	1,540,000	1,647,800
UnitedHealth Group Incorporated	4.63	7-15-2035	660,000	688,409

				6,519,681

Industrials: 1.66%

Aerospace & Defense: 0.11%
DigitalGlobe Incorporated 144A	5.25	2-1-2021	635,000	609,600

Airlines: 0.41%
American Airlines Incorporated	3.70	11-1-2024	2,280,000	2,240,100

Commercial Services & Supplies: 0.12%
The ADT Corporation	3.50	7-15-2022	730,000	653,569

Professional Services: 0.37%
Verisk Analytics Incorporated	5.80	5-1-2021	1,810,000	2,020,356

Trading Companies & Distributors: 0.52%
International Lease Finance Corporation	8.25	12-15-2020	1,190,000	1,410,150
United Rentals North America Incorporated	5.75	11-15-2024	1,460,000	1,438,100

				2,848,250

Transportation Infrastructure: 0.13%
Burlington Northern Santa Fe LLC	4.70	9-1-2045	680,000	678,582

Information Technology: 2.20%

Communications Equipment: 0.25%
Motorola Solutions Incorporated	4.00	9-1-2024	1,465,000	1,346,518

Electronic Equipment, Instruments & Components: 1.09%
Arrow Electronics Incorporated	4.00	4-1-2025	2,410,000	2,354,435
Corning Incorporated	7.25	8-15-2036	1,417,000	1,726,467
Flextronics International Limited 144A	4.75	6-15-2025	1,960,000	1,896,124

				5,977,026

Semiconductors & Semiconductor Equipment: 0.25%
Micron Technology Incorporated	5.88	2-15-2022	1,385,000	1,364,225

Software: 0.49%
Activision Blizzard Incorporated 144A	5.63	9-15-2021	1,370,000	1,440,213
Autodesk Incorporated	4.38	6-15-2025	1,210,000	1,210,495

				2,650,708

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage Income Plus Fund	Portfolio of investments—August 31, 2015

Security name	Interest rate	Maturity date	Principal	Value

Technology Hardware, Storage & Peripherals: 0.12%
Dell Incorporated	5.88%	6-15-2019	$650,000	$674,310

Materials: 2.14%

Chemicals: 1.19%
Ashland Incorporated	4.75	8-15-2022	1,470,000	1,458,975
Rockwood Specialties Group Incorporated	4.63	10-15-2020	2,155,000	2,230,425
RPM International Incorporated	5.25	6-1-2045	1,305,000	1,258,169
W.R. Grace & Company 144A	5.63	10-1-2024	1,520,000	1,567,500

				6,515,069

Construction Materials: 0.21%
Vulcan Materials Company	4.50	4-1-2025	1,155,000	1,134,788

Containers & Packaging: 0.24%
Crown Americas Capital Corporation IV	4.50	1-15-2023	1,310,000	1,282,163

Metals & Mining: 0.39%
Alcoa Incorporated	5.13	10-1-2024	650,000	637,000
Steel Dynamics Incorporated	6.38	8-15-2022	1,465,000	1,512,613

				2,149,613

Paper & Forest Products: 0.11%
International Paper Company	7.30	11-15-2039	500,000	599,508

Telecommunication Services: 2.47%

Diversified Telecommunication Services: 1.24%
AT&T Incorporated	4.75	5-15-2046	1,890,000	1,723,247
CenturyLink Incorporated	5.63	4-1-2020	1,375,000	1,373,281
Frontier Communications Corporation	6.25	9-15-2021	575,000	524,688
Verizon Communications Incorporated	6.55	9-15-2043	2,670,000	3,152,640

				6,773,856

Wireless Telecommunication Services: 1.23%
Crown Castle Towers LLC 144A	3.22	5-15-2042	2,600,000	2,549,456
SBA Tower Trust 144A	3.72	4-15-2048	1,820,000	1,845,207
Sprint Corporation	7.88	9-15-2023	860,000	826,675
T-Mobile USA Incorporated	6.63	4-1-2023	1,435,000	1,496,705

				6,718,043

Utilities: 0.64%

Independent Power & Renewable Electricity Producers: 0.64%
Calpine Corporation 144A	5.88	1-15-2024	1,275,000	1,338,750
Harper Lake Solar Funding Corporation 144A	7.65	12-31-2018	1,110,914	1,183,123
The AES Corporation	5.50	3-15-2024	1,010,000	964,550

				3,486,423

Total Corporate Bonds and Notes (Cost $155,050,218)				154,840,603

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2015	Wells Fargo Advantage Income Plus Fund	15

Security name	Interest rate	Maturity date	Principal	Value

Municipal Obligations: 3.29%

California: 0.69%
California Build America Bonds Stem Cell Research and Cures Series A (GO Revenue)	4.99%	4-1-2039	$1,505,000	$1,548,194
San Jose CA Series B (Airport Revenue, AGM Insured)	6.60	3-1-2041	2,000,000	2,238,760

				3,786,954

Illinois: 0.63%
Chicago IL Series B (GO Revenue)	6.31	1-1-2044	675,000	578,333
Chicago IL Series B (GO Revenue)	7.38	1-1-2033	1,125,000	1,093,253
Cook County IL Series B (GO Revenue)	6.36	11-15-2033	1,745,000	1,754,039

				3,425,625

Michigan: 0.40%
Michigan Finance Authority Local Government Loan Program Project Series E (Miscellaneous Revenue)	7.19	11-1-2022	1,915,000	2,190,588

New Jersey: 0.69%
New Jersey EDA Series B (Lease Revenue, AGM Insured) ¤	0.00	2-15-2019	4,250,000	3,765,968

Puerto Rico: 0.37%
Puerto Rico Government Development Bank Series 1985 (Miscellaneous Revenue, National Insured)	4.75	12-1-2015	2,005,000	2,011,637

Texas: 0.35%
North Texas Tollway Authority Build America Bonds Sub Lien Series B-2 (Transportation Revenue)	8.91	2-1-2030	1,595,000	1,900,092

Washington: 0.16%
Metropolitan Washington DC Airports Authority Dulles Toll Road Revenue Build America Bonds (Transportation Revenue)	7.46	10-1-2046	695,000	895,709

Total Municipal Obligations (Cost $17,691,093)				17,976,573

Non-Agency Mortgage-Backed Securities: 3.22%
Banc of America Commercial Mortgage Securities Incorporated Series 2007-1 Class AMFX ±	5.48	1-15-2049	2,535,000	2,629,827
Bear Stearns Commercial Mortgage Securities Incorporated Series 2005-T20 Class A4A ±	5.26	10-12-2042	38,472	38,431
Citigroup Commercial Mortgage Trust Series 2015-GC27 Class A5	3.14	2-10-2048	2,315,000	2,267,216
Commercial Mortgage Trust Pass-Through Certificate Series 2014-CR20 Class 4	3.59	11-10-2047	3,033,000	3,098,762
Commercial Mortgage Trust Pass-Through Certificate Series 2014-LC17 Class A5	3.92	10-10-2047	1,270,000	1,330,848
Credit Suisse First Boston Commercial Mortgage Trust Series 1998-C2 Class AX ±(c)	0.42	11-15-2030	258,949	665
Financial Asset Securitization Incorporated Series 1997-NAM2 Class B2 (s)	7.88	7-25-2027	45,624	42,408
GAHR Commercial Mortgage Trust Series 2015-NRF Class AFX 144A	3.23	12-15-2019	1,600,000	1,629,936
JPMorgan Chase Commercial Mortgage Trust Series 2007-LDPX Class AM ±	5.46	1-15-2049	1,980,000	2,033,015
Lehman Brothers UBS Commercial Mortgage Trust Series 2006-C1 Class A4	5.16	2-15-2031	1,415,835	1,419,245
Mach One Trust Commercial Mortgage Backed Series 2004-1 Class X ±144A(c)(i)	0.55	5-28-2040	322,165	3,191
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C23 Class A4	3.72	7-15-2050	3,000,000	3,068,616
Morgan Stanley Capital I Series 2004-RR2 Class X ±144A(c)	0.29	10-28-2033	158,504	1,126

Total Non-Agency Mortgage-Backed Securities (Cost $17,975,619)				17,563,286

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage Income Plus Fund	Portfolio of investments—August 31, 2015

Security name	Interest rate	Maturity date	Principal	Value

U.S. Treasury Securities: 20.87%
TIPS	0.38%	7-15-2025	$2,520,782	$2,475,683
U.S. Treasury Bond	2.50	2-15-2045	2,675,000	2,422,616
U.S. Treasury Bond	2.75	11-15-2042	3,280,000	3,141,797
U.S. Treasury Bond	2.88	5-15-2043	5,370,000	5,268,335
U.S. Treasury Bond	4.50	2-15-2036	6,605,000	8,504,882
U.S. Treasury Note	0.25	12-15-2015	11,350,000	11,351,771
U.S. Treasury Note	0.25	5-15-2016	2,975,000	2,972,367
U.S. Treasury Note	0.38	11-15-2015	5,820,000	5,822,427
U.S. Treasury Note	0.38	3-15-2016	2,250,000	2,250,673
U.S. Treasury Note	1.00	8-31-2016	13,565,000	13,638,658
U.S. Treasury Note	1.00	3-15-2018	9,655,000	9,665,186
U.S. Treasury Note	1.00	5-31-2018	10,335,000	10,326,660
U.S. Treasury Note	1.38	7-31-2018	4,290,000	4,327,036
U.S. Treasury Note	1.38	4-30-2020	2,540,000	2,524,191
U.S. Treasury Note	1.63	7-31-2020	2,005,000	2,011,683
U.S. Treasury Note	2.13	6-30-2022	3,740,000	3,788,407
U.S. Treasury Note	2.13	5-15-2025	5,250,000	5,202,971
U.S. Treasury Note	2.25	7-31-2018	17,585,000	18,178,951

Total U.S. Treasury Securities (Cost $112,607,068)				113,874,294

Yankee Corporate Bonds and Notes: 6.67%

Consumer Discretionary: 0.46%

Automobiles: 0.18%
Fiat Chrysler Automobiles	5.25	4-15-2023	980,000	968,975

Media: 0.28%
Myriad International Holdings BV 144A	6.38	7-28-2017	1,445,000	1,532,316

Consumer Staples: 0.14%

Food Products: 0.14%
BRF SA 144A	3.95	5-22-2023	795,000	749,288

Energy: 1.02%

Energy Equipment & Services: 0.72%
Ensco plc	4.70	3-15-2021	2,605,000	2,385,203
Ensco plc «	5.20	3-15-2025	650,000	580,857
Noble Holding International Limited	6.95	4-1-2045	1,190,000	963,052

				3,929,112

Oil, Gas & Consumable Fuels: 0.30%
Ecopetrol SA	4.13	1-16-2025	1,860,000	1,639,032

Financials: 2.71%

Banks: 2.03%
BBVA Bancomer SA 144A	4.50	3-10-2016	1,720,000	1,742,360
BPCE SA 144A	5.15	7-21-2024	2,005,000	2,032,068
Credit Agricole SA 144A	4.38	3-17-2025	1,820,000	1,767,140
HSBC Holdings plc ±	6.38	12-29-2049	1,290,000	1,281,938

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2015	Wells Fargo Advantage Income Plus Fund	17

Security name	Interest rate	Maturity date	Principal	Value

Banks (continued)
Nordea Bank AB ±144A	5.50%	12-31-2049	$1,800,000	$1,782,000
Rabobank Nederland	4.38	8-4-2025	1,160,000	1,163,178
Royal Bank of Scotland Group plc	5.13	5-28-2024	1,295,000	1,305,789

				11,074,473

Capital Markets: 0.48%
Macquarie Group Limited 144A	6.00	1-14-2020	2,365,000	2,647,329

Diversified Financial Services: 0.20%
Schaeffler Finance BV 144A	4.75	5-15-2023	1,120,000	1,078,000

Health Care: 0.13%

Pharmaceuticals: 0.13%
Valeant Pharmaceuticals International Incorporated 144A	7.50	7-15-2021	650,000	697,938

Information Technology: 0.33%

Technology Hardware, Storage & Peripherals: 0.33%
Seagate Technology HDD Holdings	4.75	1-1-2025	1,915,000	1,819,754

Materials: 0.61%

Chemicals: 0.31%
Agrium Incorporated	4.13	3-15-2035	1,955,000	1,706,952

Metals & Mining: 0.30%
ArcelorMittal SA	6.13	6-1-2018	1,565,000	1,627,600

Telecommunication Services: 0.55%

Diversified Telecommunication Services: 0.15%
Virgin Media Finance plc 144A	6.38	4-15-2023	815,000	847,087

Wireless Telecommunication Services: 0.40%
Globo Communicacoes Participacoes SA 144A	4.88	4-11-2022	2,145,000	2,171,813

Utilities: 0.72%

Electric Utilities: 0.72%
Comision Federal de Electricidad 144A	6.13	6-16-2045	1,030,000	1,027,425
Western Power Distributions Holdings Limited 144A	7.38	12-15-2028	2,265,000	2,887,141

				3,914,566

Total Yankee Corporate Bonds and Notes (Cost $36,507,067)				36,404,235

	Yield		Shares
Short-Term Investments: 24.41%

Investment Companies: 24.26%
Securities Lending Cash Investments, LLC (l)(r)(u)	0.15		578,250	578,250
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)##	0.15		131,791,787	131,791,787

				132,370,037

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage Income Plus Fund	Portfolio of investments—August 31, 2015

Security name	Yield	Maturity date	Principal	Value

U.S. Treasury Securities: 0.15%
U.S. Treasury Bill (z)#	0.01%	9-17-2015	$825,000	$824,999

Total Short-Term Investments (Cost $133,195,034)				133,195,036

Total investments in securities (Cost $637,647,713) *	117.68%	642,268,988
Other assets and liabilities, net	(17.68)	(96,494,018)

Total net assets	100.00%	$545,774,970

±	Variable rate investment. The rate shown is the rate in effect at period end.

%%	The security is issued on a when-issued basis.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

(c)	Investment in an interest-only security entitles holders to receive only the interest payments on the underlying mortgages. The principal amount shown is the notional amount of the underlying mortgages. The rate represents the coupon rate.

¤	The security is issued in zero coupon form with no periodic interest payments.

(s)	The security is currently in default with regards to scheduled interest and/or principal payments. The Fund has stopped accruing interest on the security.

(i)	Illiquid security for which the designation as illiquid is unaudited.

«	All or a portion of this security is on loan.

(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.

(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

##	All or a portion of this security is segregated for when-issued securities.

(z)	Zero coupon security. The rate represents the current yield to maturity.

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

*	Cost for federal income tax purposes is $637,877,660 and unrealized gains (losses) consists of:

Gross unrealized gains	$10,543,571
Gross unrealized losses	(6,152,243)

Net unrealized gains	$4,391,328

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—August 31, 2015	Wells Fargo Advantage Income Plus Fund	19

Assets
Investments
In unaffiliated securities (including $566,826 of securities loaned), at value (cost $505,277,676)	$509,898,951
In affiliated securities, at value (cost $132,370,037)	132,370,037

Total investments, at value (cost $637,647,713)	642,268,988
Principal paydown receivable	2,322
Receivable for Fund shares sold	851,766
Receivable for interest	3,919,650
Receivable for daily variation margin on open futures contracts	22,500
Receivable for securities lending income	409
Prepaid expenses and other assets	196,001

Total assets	647,261,636

Liabilities
Payable for investments purchased	99,968,840
Payable for Fund shares redeemed	360,943
Payable upon receipt of securities loaned	578,250
Payable for daily variation margin on open futures contracts	118,469
Management fee payable	173,561
Distribution fees payable	13,371
Administration fees payable	70,731
Accrued expenses and other liabilities	202,501

Total liabilities	101,486,666

Total net assets	$545,774,970

NET ASSETS CONSIST OF
Paid-in capital	$552,437,582
Undistributed net investment income	164,350
Accumulated net realized losses on investments	(11,081,175)
Net unrealized gains on investments	4,254,213

Total net assets	$545,774,970

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$223,755,362
Shares outstanding – Class A1	18,426,088
Net asset value per share – Class A	$12.14
Maximum offering price per share – Class A2	$12.71
Net assets – Class B	$389,136
Shares outstanding – Class B1	31,956
Net asset value per share – Class B	$12.18
Net assets – Class C	$20,380,781
Shares outstanding – Class C1	1,678,673
Net asset value per share – Class C	$12.14
Net assets – Administrator Class	$85,430,516
Shares outstanding – Administrator Class[1]	7,046,292
Net asset value per share – Administrator Class	$12.12
Net assets – Institutional Class	$54,418,994
Shares outstanding – Institutional Class[1]	4,477,331
Net asset value per share – Institutional Class	$12.15
Net assets – Investor Class	$161,400,181
Shares outstanding – Investor Class[1]	13,291,717
Net asset value per share – Investor Class	$12.14

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/95.50 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Advantage Income Plus Fund	Statement of operations—year ended August 31, 2015

Investment income
Interest	$13,303,048
Income from affiliated securities	134,306
Securities lending income, net	7,945

Total investment income	13,445,299

Expenses
Management fee	2,376,744
Administration fees
Class A	298,991
Class B	928
Class C	35,438
Administrator Class	98,055
Institutional Class	44,913
Investor Class	316,044
Shareholder servicing fees
Class A	467,173
Class B	1,449
Class C	55,371
Administrator Class	245,137
Investor Class	406,929
Distribution fees
Class B	4,348
Class C	166,113
Custody and accounting fees	38,914
Professional fees	64,384
Registration fees	80,298
Shareholder report expenses	66,099
Trustees’ fees and expenses	10,811
Other fees and expenses	16,088

Total expenses	4,794,227
Less: Fee waivers and/or expense reimbursements	(418,274)

Net expenses	4,375,953

Net investment income	9,069,346

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains on:
Unaffiliated securities	6,445,411
Futures transactions	1,675,910

Net realized gains on investments	8,121,321

Net change in unrealized gains (losses) on:
Unaffiliated securities	(11,228,514)
Futures transactions	(420,063)

Net change in unrealized gains (losses) on investments	(11,648,577)

Net realized and unrealized gains (losses) on investments	(3,527,256)

Net increase in net assets resulting from operations	$5,542,090

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo Advantage Income Plus Fund	21

	Year ended August 31, 2015		Year ended August 31, 2014

Operations
Net investment income		$9,069,346		$9,774,480
Net realized gains on investments		8,121,321		10,554,149
Net change in unrealized gains (losses) on investments		(11,648,577)		11,729,731

Net increase in net assets resulting from operations		5,542,090		32,058,360

Distributions to shareholders from
Net investment income
Class A		(3,199,153)		(2,785,204)
Class B		(5,109)		(13,132)
Class C		(204,128)		(338,257)
Administrator Class		(1,758,958)		(2,257,480)
Institutional Class		(1,097,205)		(736,477)
Investor Class		(2,779,423)		(3,450,416)
Net realized gains
Class A		(280,520)		0
Class B		(1,076)		0
Class C		(36,727)		0
Administrator Class		(161,370)		0
Institutional Class		(105,379)		0
Investor Class		(272,008)		0

Total distributions to shareholders		(9,901,056)		(9,580,966)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	11,032,995	135,376,151	1,160,901	13,868,244
Class B	3,027	37,063	1,314	15,572
Class C	178,733	2,193,314	121,464	1,456,327
Administrator Class	3,503,950	43,239,853	1,398,185	16,701,941
Institutional Class	2,939,036	35,874,535	492,530	5,877,370
Investor Class	1,859,847	22,905,250	1,209,453	14,530,064

		239,626,166		52,449,518

Reinvestment of distributions
Class A	261,460	3,206,823	200,967	2,404,891
Class B	467	5,740	1,010	12,092
Class C	14,426	176,818	21,094	252,249
Administrator Class	156,012	1,910,601	186,098	2,223,323
Institutional Class	91,910	1,128,770	55,722	667,499
Investor Class	231,754	2,842,217	264,594	3,166,726

		9,270,969		8,726,780

Payment for shares redeemed
Class A	(3,464,196)	(42,471,695)	(3,358,614)	(40,016,695)
Class B	(32,941)	(404,956)	(77,587)	(923,855)
Class C	(494,066)	(6,052,812)	(710,658)	(8,466,146)
Administrator Class	(4,935,292)	(60,666,579)	(2,289,649)	(27,320,284)
Institutional Class	(1,202,777)	(14,829,017)	(574,594)	(6,862,926)
Investor Class	(2,576,230)	(31,581,304)	(2,494,085)	(29,776,812)

		(156,006,363)		(113,366,718)

Net increase (decrease) in net assets resulting from capital share transactions		92,890,772		(52,190,420)

Total increase (decrease) in net assets		88,531,806		(29,713,026)

Net assets
Beginning of period		457,243,164		486,956,190

End of period		$545,774,970		$457,243,164

Undistributed net investment income		$164,350		$138,830

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo Advantage Income Plus Fund	Financial highlights

(For a share outstanding throughout each period)

	Year ended August 31
CLASS A	2015	2014	2013	2012	2011
Net asset value, beginning of period	$12.24	$11.66	$12.57	$12.04	$12.00
Net investment income	0.21 [1]	0.26	0.25	0.30	0.37 [1]
Net realized and unrealized gains (losses) on investments	(0.08)	0.57	(0.51)	0.55	0.18

Total from investment operations	0.13	0.83	(0.26)	0.85	0.55
Distributions to shareholders from
Net investment income	(0.21)	(0.25)	(0.25)	(0.29)	(0.42)
Net realized gains	(0.02)	0.00	(0.40)	(0.03)	(0.09)

Total distributions to shareholders	(0.23)	(0.25)	(0.65)	(0.32)	(0.51)
Net asset value, end of period	$12.14	$12.24	$11.66	$12.57	$12.04
Total return[2]	1.04%	7.16%	(2.25)%	7.19%	4.76%
Ratios to average net assets (annualized)
Gross expenses	0.91%	0.93%	0.91%	0.89%	0.88%
Net expenses	0.84%	0.85%	0.87%	0.88%	0.88%
Net investment income	1.69%	2.10%	2.00%	2.42%	3.17%
Supplemental data
Portfolio turnover rate	322%	267%	256%	256%	215%
Net assets, end of period (000s omitted)	$223,755	$129,646	$146,836	$172,577	$163,499

[1]	Calculated based upon average shares outstanding

[2]	Total return calculations do not include any sales charges.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Income Plus Fund	23

(For a share outstanding throughout each period)

	Year ended August 31
CLASS B	2015	2014	2013	2012	2011
Net asset value, beginning of period	$12.26	$11.68	$12.59	$12.05	$12.01
Net investment income	0.12 [1]	0.16 [1]	0.15 [1]	0.21 [1]	0.29 [1]
Net realized and unrealized gains (losses) on investments	(0.07)	0.57	(0.51)	0.56	0.17

Total from investment operations	0.05	0.73	(0.36)	0.77	0.46
Distributions to shareholders from
Net investment income	(0.11)	(0.15)	(0.15)	(0.20)	(0.33)
Net realized gains	(0.02)	0.00	(0.40)	(0.03)	(0.09)

Total distributions to shareholders	(0.13)	(0.15)	(0.55)	(0.23)	(0.42)
Net asset value, end of period	$12.18	$12.26	$11.68	$12.59	$12.05
Total return[2]	0.39%	6.30%	(3.00)%	6.45%	3.97%
Ratios to average net assets (annualized)
Gross expenses	1.66%	1.68%	1.66%	1.63%	1.63%
Net expenses	1.59%	1.60%	1.62%	1.62%	1.63%
Net investment income	0.95%	1.35%	1.24%	1.71%	2.40%
Supplemental data
Portfolio turnover rate	322%	267%	256%	256%	215%
Net assets, end of period (000s omitted)	$389	$753	$1,597	$2,823	$4,054

[1]	Calculated based upon average shares outstanding

[2]	Total return calculations do not include any sales charges.

The accompanying notes are an integral part of these financial statements.

24	Wells Fargo Advantage Income Plus Fund	Financial highlights

(For a share outstanding throughout each period)

	Year ended August 31
CLASS C	2015	2014	2013	2012	2011
Net asset value, beginning of period	$12.23	$11.65	$12.56	$12.03	$12.00
Net investment income	0.12 [1]	0.16	0.15	0.21	0.29 [1]
Net realized and unrealized gains (losses) on investments	(0.08)	0.58	(0.51)	0.55	0.16

Total from investment operations	0.04	0.74	(0.36)	0.76	0.45
Distributions to shareholders from
Net investment income	(0.11)	(0.16)	(0.15)	(0.20)	(0.33)
Net realized gains	(0.02)	0.00	(0.40)	(0.03)	(0.09)

Total distributions to shareholders	(0.13)	(0.16)	(0.55)	(0.23)	(0.42)
Net asset value, end of period	$12.14	$12.23	$11.65	$12.56	$12.03
Total return[2]	0.35%	6.35%	(3.00)%	6.40%	3.92%
Ratios to average net assets (annualized)
Gross expenses	1.66%	1.68%	1.66%	1.64%	1.63%
Net expenses	1.59%	1.60%	1.62%	1.63%	1.63%
Net investment income	0.95%	1.35%	1.24%	1.65%	2.41%
Supplemental data
Portfolio turnover rate	322%	267%	256%	256%	215%
Net assets, end of period (000s omitted)	$20,381	$24,212	$29,692	$41,259	$30,364

[1]	Calculated based upon average shares outstanding

[2]	Total return calculations do not include any sales charges.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Income Plus Fund	25

(For a share outstanding throughout each period)

	Year ended August 31
ADMINISTRATOR CLASS	2015	2014	2013	2012	2011
Net asset value, beginning of period	$12.22	$11.64	$12.55	$12.02	$12.00
Net investment income	0.22	0.27 [1]	0.26 [1]	0.33	0.39 [1]
Net realized and unrealized gains (losses) on investments	(0.08)	0.57	(0.51)	0.54	0.16

Total from investment operations	0.14	0.84	(0.25)	0.87	0.55
Distributions to shareholders from
Net investment income	(0.22)	(0.26)	(0.26)	(0.31)	(0.44)
Net realized gains	(0.02)	0.00	(0.40)	(0.03)	(0.09)

Total distributions to shareholders	(0.24)	(0.26)	(0.66)	(0.34)	(0.53)
Net asset value, end of period	$12.12	$12.22	$11.64	$12.55	$12.02
Total return	1.15%	7.31%	(2.11)%	7.37%	4.82%
Ratios to average net assets (annualized)
Gross expenses	0.85%	0.87%	0.85%	0.83%	0.82%
Net expenses	0.72%	0.72%	0.72%	0.73%	0.75%
Net investment income	1.82%	2.24%	2.14%	2.53%	3.29%
Supplemental data
Portfolio turnover rate	322%	267%	256%	256%	215%
Net assets, end of period (000s omitted)	$85,431	$101,653	$105,094	$162,067	$90,063

[1]	Calculated based upon average shares outstanding

The accompanying notes are an integral part of these financial statements.

26	Wells Fargo Advantage Income Plus Fund	Financial highlights

(For a share outstanding throughout each period)

	Year ended August 31
INSTITUTIONAL CLASS	2015	2014	2013	2012	2011
Net asset value, beginning of period	$12.24	$11.67	$12.57	$12.03	$12.00
Net investment income	0.24 [1]	0.28	0.27 [1]	0.34	0.41 [1]
Net realized and unrealized gains (losses) on investments	(0.07)	0.57	(0.49)	0.56	0.17

Total from investment operations	0.17	0.85	(0.22)	0.90	0.58
Distributions to shareholders from
Net investment income	(0.24)	(0.28)	(0.28)	(0.33)	(0.46)
Net realized gains	(0.02)	0.00	(0.40)	(0.03)	(0.09)

Total distributions to shareholders	(0.26)	(0.28)	(0.68)	(0.36)	(0.55)
Net asset value, end of period	$12.15	$12.24	$11.67	$12.57	$12.03
Total return	1.37%	7.36%	(1.89)%	7.62%	5.04%
Ratios to average net assets (annualized)
Gross expenses	0.58%	0.60%	0.56%	0.56%	0.55%
Net expenses	0.58%	0.58%	0.56%	0.56%	0.55%
Net investment income	1.95%	2.38%	2.26%	2.74%	3.53%
Supplemental data
Portfolio turnover rate	322%	267%	256%	256%	215%
Net assets, end of period (000s omitted)	$54,419	$32,438	$31,221	$161,191	$161,276

[1]	Calculated based upon average shares outstanding

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Income Plus Fund	27

(For a share outstanding throughout each period)

	Year ended August 31
INVESTOR CLASS	2015	2014	2013	2012	2011
Net asset value, beginning of period	$12.23	$11.66	$12.57	$12.03	$12.00
Net investment income	0.21	0.25	0.24	0.30	0.37 [1]
Net realized and unrealized gains (losses) on investments	(0.08)	0.57	(0.51)	0.56	0.17

Total from investment operations	0.13	0.82	(0.27)	0.86	0.54
Distributions to shareholders from
Net investment income	(0.20)	(0.25)	(0.24)	(0.29)	(0.42)
Net realized gains	(0.02)	0.00	(0.40)	(0.03)	(0.09)

Total distributions to shareholders	(0.22)	(0.25)	(0.64)	(0.32)	(0.51)
Net asset value, end of period	$12.14	$12.23	$11.66	$12.57	$12.03
Total return	1.10%	7.06%	(2.26)%	7.25%	4.67%
Ratios to average net assets (annualized)
Gross expenses	0.93%	0.95%	0.93%	0.91%	0.90%
Net expenses	0.85%	0.86%	0.89%	0.90%	0.90%
Net investment income	1.69%	2.10%	1.98%	2.40%	3.14%
Supplemental data
Portfolio turnover rate	322%	267%	256%	256%	215%
Net assets, end of period (000s omitted)	$161,400	$168,541	$172,516	$195,346	$189,051

[1]	Calculated based upon average shares outstanding

The accompanying notes are an integral part of these financial statements.

28	Wells Fargo Advantage Income Plus Fund	Notes to financial statements

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Advantage Income Plus Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued at net asset value when available.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

Notes to financial statements	Wells Fargo Advantage Income Plus Fund	29

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Securities Lending Fund is included in securities lending income on the Statement of Operations.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Futures contracts

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income are paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. U.S. generally

30	Wells Fargo Advantage Income Plus Fund	Notes to financial statements

accepted accounting principles require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. The primary permanent differences causing such reclassifications are due to expiration of capital loss carryforwards. At August 31, 2015, as a result of permanent book-to-tax differences, the following reclassification adjustments were made on the Statement of Assets and Liabilities:

Paid-in capital	Undistributed net investment income	Accumulated net realized losses on investments
$(8,177,207)	$150	$8,177,057

As of August 31, 2015, the Fund had capital loss carryforwards available to offset future net realized capital gains in the amount of $12,603,110 with $6,301,555 expiring in 2016 and $6,301,555 expiring in 2017.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to financial statements	Wells Fargo Advantage Income Plus Fund	31

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of August 31, 2015:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Agency securities	$0	$162,386,884	$0	$162,386,884

Asset-backed securities	0	6,028,077	0	6,028,077

Corporate bonds and notes	0	154,840,603	0	154,840,603

Municipal obligations	0	17,976,573	0	17,976,573

Non-agency mortgage backed securities	0	17,563,286	0	17,563,286

U.S. Treasury securities	113,874,294	0	0	113,874,294

Yankee corporate bonds and notes	0	36,404,235	0	36,404,235

Short-term investments
Investment companies	131,791,787	578,250	0	132,370,037
U.S. Treasury securities	824,999	0	0	824,999
	246,491,080	395,777,908	0	642,268,988

Futures contracts	22,500	0	0	22,500
Total assets	$246,513,580	$395,777,908	$0	$642,291,488
Liabilities

Futures contracts	$118,469	$0	$0	$118,469
Total liabilities	$118,469	$0	$0	$118,469

Futures contracts are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All other assets and liabilities are reported at their market value at measurement date.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At August 31, 2015, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the applicable subadviser, providing fund-level administrative services in connection with the Fund’s operations, and providing any other fund-level administrative services reasonably necessary for the operation of the Fund. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.45% and declining to 0.33% as the average daily net assets of the Fund increase.

Prior to July 1, 2015, Funds Management provided advisory services pursuant to an investment advisory agreement and was entitled to receive an annual fee which started at 0.40% and declined to 0.30% as the average daily net assets of the Fund increased. In addition, prior to July 1, 2015, fund-level administrative services were provided by Funds Management under a separate administration agreement at an annual fee which started at 0.05% and declined to 0.03% as the average daily net assets of the Fund increased. For financial statement purposes, the advisory fee and fund-level administration fee for the year ended August 31, 2015 have been included in management fee on the Statement of Operations.

For the year ended August 31, 2015, the management fee was equivalent to an annual rate of 0.45% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. WellsCap, an affiliate of Funds Management and an indirect

32	Wells Fargo Advantage Income Plus Fund	Notes to financial statements

wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.20% and declining to 0.10% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee
Class A, Class B, Class C	0.16%
Administrator Class	0.10
Institutional Class	0.08
Investor Class	0.19

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through December 31, 2015 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.84% for Class A shares, 1.59% for Class B shares, 1.59% for Class C shares, 0.72% for Administrator Class shares, 0.58% for Institutional Class shares, and 0.85% for Investor Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fees

The Trust has adopted a distribution plan for Class B and Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class B and Class C shares. For the year ended August 31, 2015, Funds Distributor received $2,865 from the sale of Class A shares and $76 and $55 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class B, Class C, Administrator Class, and Investor Class of the Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the year ended August 31, 2015 were as follows:

Purchases at cost		Sales proceeds
U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
$1,451,254,279	$229,105,077	$1,455,793,110	$150,761,168

6. DERIVATIVE TRANSACTIONS

During the year ended August 31, 2015, the Fund entered into futures contracts to speculate on interest rates and to help manage the duration of the portfolio.

Notes to financial statements	Wells Fargo Advantage Income Plus Fund	33

At August 31, 2015, the Fund had long and short futures contracts outstanding as follows:

Expiration date	Counterparty	Contracts	Type	Contract value at August 31, 2015	Unrealized gains (losses)
12-21-2015	JPMorgan	68 Long	U.S. Treasury Bonds	$10,771,625	$(58,240)
12-21-2015	JPMorgan	9 Short	U.S. Treasury Bonds	1,391,625	43,225
12-21-2015	JPMorgan	122 Short	10-Year U.S. Treasury Notes	15,501,625	194,206
12-31-2015	JPMorgan	441 Long	5-Year U.S. Treasury Notes	52,671,938	(421,166)
12-31-2015	JPMorgan	210 Long	2-Year U.S. Treasury Notes	45,878,438	(125,087)

The Fund had an average notional amount of $102,121,653 and $8,437,987 in long and short futures contracts, respectively, during the year ended August 31, 2015.

On August 31, 2015, the cumulative unrealized losses on futures contracts in the amount of $367,062 are reflected in net unrealized gains on investments on the Statement of Assets and Liabilities. The receivable and payable for daily variation margin on open futures contracts reflected in the Statement of Assets and Liabilities only represents the current day’s variation margin. The realized gains and change in unrealized gains (losses) on futures contracts are reflected in the Statement of Operations.

For certain types of derivative transactions, the Fund has entered into International Swaps and Derivatives Association, Inc. master agreements (“ISDA Master Agreements”) or similar agreements with approved counterparties. The ISDA Master Agreements or similar agreements may have requirements to deliver/deposit securities or cash to/with an exchange or broker-dealer as collateral and allows the Fund to offset, with each counterparty, certain derivative financial instrument’s assets and/or liabilities with collateral held or pledged. Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under ISDA Master Agreements or similar agreements, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Portfolio of Investments. With respect to balance sheet offsetting, absent an event of default by the counterparty or a termination of the agreement, the reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities are not offset across transactions between the Fund and the applicable counterparty. A reconciliation of the gross amounts on the Statement of Assets and Liabilities to the net amounts by derivative type, including any collateral exposure, is as follows:

Derivative type	Counterparty	Gross amounts of assets in the Statement of Assets and Liabilities	Amounts subject to netting agreements	Collateral received	Net amount of assets
Futures – variation margin	JPMorgan	$22,500	$(22,500)	$0	$0

Derivative type	Counterparty	Gross amounts of liabilities in the Statement of Assets and Liabilities	Amounts subject to netting agreements	Collateral pledged[1]	Net amount of liabilities
Futures – variation margin	JPMorgan	$118,469	$(22,500)	$(95,969)	$0

[1]	Collateral pledged within this table is limited to the collateral for the net transaction with the counterparty.

7. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds in the Trust) and Wells Fargo Variable Trust are parties to a $150,000,000 revolving credit agreement, whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating fund. For the year ended August 31, 2015, the Fund paid $561 in commitment fees.

For the year ended August 31, 2015, there were no borrowings by the Fund under the agreement.

34	Wells Fargo Advantage Income Plus Fund	Notes to financial statements

8. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the years ended August 31, 2015 and August 31, 2014 were as follows:

	Year ended August 31,
	2015	2014
Ordinary income	$9,043,976	$9,580,966
Long-term capital gain	857,080	0

As of August 31, 2015, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	Undistributed long-term gain	Unrealized gains	Capital loss carryforward
$274,815	$1,559,175	$4,127,175	$(12,603,110)

9. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

10. SUBSEQUENT DISTRIBUTIONS

On September 24, 2015, the Fund declared distributions from net investment income to shareholders of record on September 23, 2015. The per share amounts payable on September 25, 2015 were as follows:

Net investment income
Class A	$0.01595
Class B	0.00969
Class C	0.00984
Administrator Class	0.01688
Institutional Class	0.01806
Investor Class	0.01588

On October 21, 2015, the Fund declared distributions from net investment income to shareholders of record on October 20, 2015. The per share amounts payable on October 22, 2015 were as follows:

Net investment income
Class A	$0.02464
Class B	0.01627
Class C	0.01686
Administrator Class	0.02604
Institutional Class	0.02790
Investor Class	0.02490

These distributions are not reflected in the accompanying financial statements. The final determination of the source of all distributions is subject to change and made after the Fund’s tax year-end.

Report of independent registered public accounting firm	Wells Fargo Advantage Income Plus Fund	35

BOARD OF TRUSTEES AND SHAREHOLDERS OF WELLS FARGO FUNDS TRUST:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Wells Fargo Advantage Income Plus Fund (the “Fund”), one of the funds constituting the Wells Fargo Funds Trust, as of August 31, 2015, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2015, by correspondence with the custodian and brokers, or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Wells Fargo Advantage Income Plus Fund as of August 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

October 26, 2015

36	Wells Fargo Advantage Income Plus Fund	Other information (unaudited)

TAX INFORMATION

Pursuant to Section 852 of the Internal Revenue Code, $857,080 was designated as long-term capital gain distributions for the fiscal year ended August 31, 2015.

For the fiscal year ended August 31, 2015, $7,513,446 has been designated as interest-related dividends for nonresident alien shareholders pursuant to Section 871 of the Internal Revenue Code.

For the fiscal year ended August 31, 2015, 11.27% of the ordinary income distributed was derived from interest on U.S. government securities.

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargoadvantagefunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Advantage Income Plus Fund	37

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo Advantage family of funds, which consists of 133 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other public company or investment company directorships during past 5 years
William R. Ebsworth (Born 1957)	Trustee, since 2015**	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director at Fidelity Management and Research Company and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. in Boston, Tokyo, and Hong Kong where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Mr. Ebsworth is a CFA ® charterholder and an Adjunct Lecturer, Finance, at Babson College.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015**	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is Chair of Taproot Foundation (non-profit organization), a Board Member of Ruth Bancroft Garden (non-profit organization) and an inactive chartered financial analyst.	Asset Allocation Trust; Harding Loevner Funds; Russell Exchange Traded Funds Trust
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Mr. Harris is a certified public accountant.	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust

38	Wells Fargo Advantage Income Plus Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other public company or investment company directorships during past 5 years
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

**	William R. Ebsworth and Jane A. Freeman each became a Trustee effective January 1, 2015.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank N.A. from 1996 to 2013.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Executive Vice President of Wells Fargo Funds Management, LLC since 2014, Senior Vice President and Chief Compliance Officer from 2007 to 2014.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 72 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 61 funds and Assistant Treasurer of 72 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

Other information (unaudited)	Wells Fargo Advantage Income Plus Fund	39

BOARD CONSIDERATION OF INVESTMENT ADVISORY, INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS:

Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment advisory and sub-advisory agreements. In this regard, at an in-person meeting held on May 19-20, 2015 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for Wells Fargo Advantage Income Plus Fund (the “Fund”): (i) an investment advisory agreement (the “Advisory Agreement”) with Wells Fargo Funds Management, LLC (“Funds Management”); (ii) an investment management agreement (the “Management Agreement”) with Funds Management; and (iii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Wells Capital Management Incorporated (the “Sub-Adviser”), an affiliate of Funds Management. The Management Agreement combines the terms of the Advisory Agreement with the terms of the Fund’s Amended and Restated Administration Agreement (the “Administration Agreement”) applicable to Fund-level administrative services. The Advisory Agreement, the Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at an in-person meeting in March 2015, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. Also, the Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2015. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board unanimously approved the continuation of the Advisory Agreement for the period from June 1, 2015 through June 30, 2015, approved the Management Agreement for the period from July 1, 2015 through May 31, 2016, and approved the continuation of the Sub-Advisory Agreement for a one-year term through May 31, 2016. The Board also determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and the Sub-Adviser under the Advisory Agreements. This information included, among other things, a summary of the background and experience of senior management of Funds Management, and the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund. The Board noted that the services to be provided to the Fund pursuant to the Management Agreement combined the advisory services previously provided to the Fund pursuant to the Fund’s Advisory Agreement with the Fund-level administrative services previously provided to the Fund pursuant to the Fund’s Administration Agreement. The Board received a representation from Funds Management that combining these services would not result in any change to the nature or level of services provided by Funds Management to the Fund.

The Board evaluated the ability of Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance

40	Wells Fargo Advantage Income Plus Fund	Other information (unaudited)

programs and compliance records of Funds Management and the Sub-Adviser. In addition, the Board took into account the full range of services provided to the Fund by Funds Management and its affiliates.

Fund performance and expenses

The Board considered the performance results for the Fund over various time periods ended March 31, 2015. The Board considered these results in comparison to the performance of funds in a universe that was determined by Lipper Inc. (“Lipper”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Lipper is an independent provider of investment company data. The Board received a description of the methodology used by Lipper to select the mutual funds in the performance Universe. The Board noted that the performance of the Fund (Class A) was higher than or in range of the average performance of the Universe for all periods under review. The Board also noted that the performance of the Fund was higher than its benchmark, the Barclays U.S. Universal Bond Index, for all periods under review.

The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees (which reflect fee waivers, if any, and include advisory, administration and transfer agent fees), custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Lipper to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Lipper to select the mutual funds in the expense Groups and an explanation of how funds comprising expense groups and their expense ratios may vary from year-to-year. Based on the Lipper reports, the Board noted that the net operating expense ratios of the Fund were lower than the median net operating expense ratios of the expense Groups. The Board discussed and accepted Funds Management’s proposal to convert the Investor Class shares into Class A shares.

The Board took into account the Fund performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreement and Sub-Advisory Agreement and approve the Management Agreement.

Investment advisory and sub-advisory fee rates

The Board reviewed and considered the contractual investment advisory fee rates that are payable by the Fund to Funds Management for investment advisory services (the “Advisory Agreement Rates”), both on a stand-alone basis and on a combined basis with the Fund’s fund-level and class-level contractual administration fee rates (the “Management Rates”). The Board noted that the Management Rates include transfer agency and sub-transfer agency costs. The Board also noted that the fee rate to be paid by the Fund under the Management Agreement will incorporate the advisory fee and Fund-level administration fee previously payable separately by the Fund under the Fund’s Advisory Agreement and Administration Agreement with Funds Management. The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to the Sub-Adviser for investment sub-advisory services (the “Sub-Advisory Agreement Rates”).

Among other information reviewed by the Board was a comparison of the Management Rates of the Fund with those of other funds in the expense Groups at a common asset level. The Board noted that the Management Rates of the Fund were lower than or in range of the average rates for the Fund’s expense Groups for all share classes.

The Board also received and considered information about the portion of the total advisory fee that was retained by Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by the Sub-Adviser, and about Funds Management’s on-going oversight services. However, given the affiliation between Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of the advisory fee between them.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing mutual funds compared with those associated with managing assets of non-mutual fund clients such as collective funds or institutional separate accounts.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Funds Management under the Management Agreement and Advisory Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable, in light of the services covered by the Advisory Agreements.

Other information (unaudited)	Wells Fargo Advantage Income Plus Fund	41

Profitability

The Board received and considered information concerning the profitability of Funds Management, as well as the profitability of Wells Fargo as a whole, from providing services to the Fund and the fund family as a whole. The Board also received and considered information concerning the profitability of the Sub-Adviser from providing services to the fund family as a whole, noting that the Sub-Adviser’s profitability information with respect to providing services to the Fund was subsumed in the Wells Fargo profitability analysis.

Funds Management reported on the methodologies and estimates used in calculating profitability. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size and type of fund. Based on its review, the Board did not deem the profits reported by Funds Management or Wells Fargo from its services to the Fund to be at a level that would prevent it from approving the continuation of the Advisory Agreements.

Economies of scale

With respect to possible economies of scale, the Board noted the existence of breakpoints in the Fund’s advisory and management fee structures, and the Fund’s administration fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size. It considered that, for a small fund or a fund that shrinks in size, breakpoints conversely can result in higher fee levels. The Board also considered that fee waiver and expense reimbursement arrangements and competitive fee rates at the outset are means of sharing potential economies of scale with shareholders of the Fund and the fund family as a whole. The Board considered Funds Management’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments that Funds Management incurs across the fund family as a whole.

The Board concluded that the Fund’s fee and expense arrangements, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.

Other benefits to Funds Management and the Sub-Adviser

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that various affiliates of Funds Management may receive distribution-related fees, shareholder servicing payments and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser, fees earned by Funds Management and the Sub-Adviser from managing a private investment vehicle for the fund family’s securities lending collateral and commissions earned by an affiliated broker from portfolio transactions.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.

Conclusion

At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreement for the period from June 1, 2015 through June 30, 2015, approved the Management Agreement for the period from July 1, 2015 through May 31, 2016, and approved the continuation of the Sub-Advisory Agreement for a one-year term through May 31, 2016. The Board also determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable.

42	Wells Fargo Advantage Income Plus Fund	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Colombian peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2015 Wells Fargo Funds Management, LLC. All rights reserved.

236805 10-15 A219/AR219 08-15

Wells Fargo Advantage

Short Duration Government Bond Fund

Annual Report

August 31, 2015

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of August 31, 2015, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Advantage Short Duration Government Bond Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Major central banks continued to inject liquidity into global banks and markets through various accommodative monetary policies, including quantitative easing.

Dear Valued Shareholder:

We are pleased to offer you this annual report for the Wells Fargo Advantage Short Duration Government Bond Fund for the 12-month period that ended August 31, 2015. The period was marked by low interest rates, low oil prices, and moderate U.S. economic growth. Short-term investment-grade bonds, as measured by the Barclays U.S. 1–3 Year Government/Credit Bond Index,1 returned 0.81% during the period. Meanwhile, strong demand for high-quality, liquid assets kept returns on Treasury bills more modest; the Barclays 6-Month Treasury Bill Index2 returned 0.15% during the period.

Major central banks continued to provide stimulus.

Major central banks continued to inject liquidity into global banks and markets through various accommodative monetary policies, including quantitative easing. In the U.S., the Federal Reserve (Fed) kept its key interest rate near zero in order to support the economy and the financial system. However, it set expectations for it to begin normalizing monetary policy with higher target ranges for the federal funds rate.

Meanwhile, European markets continued to benefit from the European Central Bank’s (ECB’s) willingness to maintain low interest rates. In addition to its targeted longer-term refinancing operations that are designed to increase bank lending, the ECB expanded its quantitative easing program to include the purchase of eurozone government bonds. In Japan, the Bank of Japan maintained an aggressive monetary program aimed at combating deflation.

Economic growth was moderate, and oil prices plummeted.

U.S. economic growth advanced during the reporting period, the unemployment rate ticked lower to 5.1% as of August 2015, and inflation remained below the Fed’s longer-run objective of a 2% pace. The period was also marked by lower oil prices, which began the reporting period near $90 per barrel but declined to $46 per barrel at the end of August 2015. While lower oil prices benefited consumers of oil products, the lower prices pressured companies within the energy sector.

Bond yields rose but remained low by historical standards.

Short-term interest rates increased during the reporting period, with a flattening in the shape of the short-term yield curve. During this time frame, 1-year Treasury bills rose 29 basis points (bps; 100 bps equals 1.00%) to yield 0.38%, 2-year Treasury note yields rose 21 bps to yield 0.74%, and 3-year Treasury note yields rose only 8 bps to yield 1.05%. Meanwhile, ultra-short-term yields were little changed at ultralow levels, anchored by the easy monetary policy.

Since the end of the financial crisis, structural changes in the fixed-income markets have reduced trading liquidity (the degree to which assets can be bought or sold without affecting the price). New regulations and capital requirements have caused traditional liquidity suppliers (banks and broker/dealers) to be more risk-averse and hold less inventory. Meanwhile, corporate-debt issuance has spiked as companies finance themselves at record-low yields, bond mutual funds hold larger amounts of this new debt supply, trading volumes are lower, and large-size trades are more difficult to execute. However, fixed-income markets appear to have functioned well over the past year with sufficient liquidity and muted volatility.

[1]	The Barclays U.S. 1–3 Year Government/Credit Bond Index is the one- to three-year component of the Barclays U.S. Government/Credit Bond Index that includes securities in the Government and Credit Indexes. The Government Index includes Treasuries (that is, public obligations of the U.S. Treasury that have remaining maturities of more than one year) and agencies (that is, publicly issued debt of U.S. government agencies, quasi-federal corporations, and corporate or foreign debt guaranteed by the U.S. government). The Credit Index includes publicly issued U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity, and quality requirements. You cannot invest directly in an index.

[2]	The Barclays 6-Month Treasury Bill Index tracks the performance and attributes of recently issued 6-month U.S. Treasury bills. The index follows Barclays’ monthly rebalancing conventions. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Advantage Short Duration Government Bond Fund	3

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Advantage Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest in Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future.

Notice to shareholders

At a meeting held on August 11–12, 2015, the Board of Trustees of the Fund approved a change in the name of the Fund whereby the word “Advantage” will be removed from its name, effective December 15, 2015.

For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

4	Wells Fargo Advantage Short Duration Government Bond Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks to provide current income consistent with capital preservation.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Troy Ludgood

Thomas O’Connor, CFA

Average annual total returns1 (%) as of August 31, 2015

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (MSDAX)	3-11-1996	(1.46)	0.59	2.65	0.55	0.99	2.86	0.79	0.78
Class B (MSDBX)*	5-31-2002	(3.30)	0.40	2.55	(0.30)	0.40	2.55	1.54	1.53
Class C (MSDCX)	5-31-2002	(1.30)	0.24	2.08	(0.30)	0.24	2.08	1.54	1.53
Class R6 (MSDRX)	11-30-2012	–	–	–	0.96	1.45	3.30	0.42	0.37
Administrator Class (MNSGX)	12-18-1992	–	–	–	0.63	1.20	3.08	0.73	0.60
Institutional Class (WSGIX)	4-8-2005	–	–	–	0.81	1.38	3.27	0.46	0.42
Barclays 1–3 Year Government Index[4]	–	–	–	–	0.84	0.77	2.57	–	–
*	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 2.00%. For Class B shares, the maximum contingent deferred sales charge is 3.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R6, Administrator Class, and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest-rate changes and their impact on the fund and its share price can be sudden and unpredictable. Securities issued by U.S. government agencies or government sponsored entities may not be guaranteed by the U.S. Treasury. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to mortgage- and asset-backed securities risk. Consult the Fund’s prospectus for additional information on these and other risks. The U.S. government guarantee applies to certain underlying securities and not to shares of the Fund.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Advantage Short Duration Government Bond Fund	5

Growth of $10,000 investment[5] as of August 31, 2015

[1]	Historical performance shown for Class R6 shares prior to their inception reflects the performance of Institutional Class shares and includes the higher expenses applicable to Institutional Class shares. If these expenses had not been included, returns would be higher.

[2]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[3]	The manager has contractually committed through December 31, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower.

[4]	The Barclays 1–3 Year Government Index is composed of all publicly issued, nonconvertible domestic debt of the U.S. government and its agencies. The index also includes corporate debt guaranteed by the U.S. government. Only notes and bonds with a minimum maturity of one year up to a maximum maturity of 2.9 years are included. You cannot invest directly in an index.

[5]	The chart compares the performance of Class A shares for the most recent 10 years with the performance of the Barclays 1–3 Year Government Index. The chart assumes a hypothetical investment of $10,000 in Class A shares and reflects all operating expenses and assumes the maximum initial sales charge of 2.00%.

[6]	The ten largest holdings, excluding cash and cash equivalents, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[7]	Amounts are calculated based on the total long-term investments of the Fund. These amounts are subject to change and may have changed since the date specified.

6	Wells Fargo Advantage Short Duration Government Bond Fund	Performance highlights (unaudited)

MANAGER’S DISCUSSION

Fund highlights

■	The Fund underperformed its benchmark, the Barclays 1–3 Year Government Index, for the 12-month period that ended August 31, 2015.

■	The Fund’s mortgage holdings benefited less from declining rates than mortgages within the index, which detracted from performance.

■	The Fund has out-of-benchmark allocations to agency MBS, asset-backed securities (ABS), and commercial mortgage-backed securities (CMBS). These sector allocations also contributed to results.

U.S. economic growth remained moderate.

The past 12 months have been volatile for the fixed-income markets as the timing of the U.S. Federal Reserve’s (Fed’s) first rate hike in nearly 10 years has been at the forefront of investors’ minds. A crash in global commodities, including oil, which began last summer, signaled a slowdown in global growth that is now starting to take hold. China has emerged as the focal point of a global economic turmoil following the collapse of its stock market and the devaluation of its currency. Despite international concerns and headwinds, U.S. economic growth has remained moderate with the unemployment rate falling to 5.1%, placing pressure on the Fed to hike the federal funds rate by year-end.

After a volatile start for the reporting period, the markets settled down and came to grips with the end of quantitative easing (QE) by the Fed, as QE officially ended in October 2014. Markets seemed to take the well-anticipated move in stride as the European Central Bank (ECB) started to telegraph its own QE program that was announced in January and implemented in March 2015. The commodity sell-off that began last summer accelerated into year-end with follow-on impacts across risk assets, most notably in high-yield, energy, and emerging markets. By the end of 2014, two-year Treasury yields surged to 0.74% as market participants started to price in the possibility of a Fed rate hike.

2015 began with market participants digesting the implications of European QE and the rise of Syriza in Greek elections. U.S. 10-year yields fell to the reporting period’s low at 1.64% in the wake of a global bond rally that left many wondering if there would be a shortage of bonds for the ECB to buy. Geopolitical tensions were ever-present throughout most of this past year with headline risk being transferred from the Iran nuclear deal, to Greece defiance and fear of a euro exit, to a collapse of the China stock market and a hard landing of its economy. U.S. economic data has been generally moderate, with notable bright spots in employment and housing.

Ten largest holdings[6] (%) as of August 31, 2015
U.S. Treasury Note, 1.00%, 8-15-2018	9.08
U.S. Treasury Note, 0.50%, 8-31-2016	7.50
FHLMC, 4.50%, 8-1-2020	6.84
U.S. Treasury Note, 0.63%, 8-31-2017	3.94
FHLMC Series 4483 Class PA, 2.50%, 6-15-2045	2.60
U.S. Treasury Note, 0.38%, 10-31-2016	2.19
FNMA Series 2015-53 Class MA, 2.50%, 6-25-2045	1.98
FNMA, 4.50%, 5-1-2020	1.79
U.S. Treasury Note, 0.63%, 5-31-2017	1.71
FNMA, 4.50%, 1-1-2020	1.55

We focused on security selection.

Market volatility resulting from uncertainty around the timing of the first Fed rate hike created an attractive opportunity to employ our bottom-up security selection process. Our positioning and active relative-value management within mortgage pass-throughs and CMOs through the period contributed to our performance. Consistent with our bottom-up process, we maintained a neutral duration to the benchmark throughout the period. However, our yield curve positioning favored the five-year area. We believe we are well positioned should volatility increase further and stand ready to take advantage of relative-value trading opportunities as they arise.

We continued to hold out-of-benchmark positions in MBS, ABS, and CMBS, while maintaining underweight allocations to both agency debt and U.S. Treasuries. In agency MBS, security selection in specified pools, CMOs, and hybrid ARMs were the top contributors to performance. Over the year, we increased our exposure to agency MBS as valuations became more attractive. Within the sector, we increased exposure to specified pools, CMOs, and hybrid ARMs.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Advantage Short Duration Government Bond Fund	7

Security selection and sector allocations to structured product sectors (ABS and CMBS) contributed to performance during the period. We decreased our exposure to credit-card ABS during the period while adding exposure to nonprime auto ABS. Within the student loan subsector, we reduced our positioning in Federal Family Education Loan Program student loans while slightly increasing our positioning in private student loans. In CMBS, we reduced our exposure, mainly in 2014 and 2015 vintage last cash flow bonds. Within our mortgage holdings, the bonds we held were less sensitive to declining interest rates than the index holdings, which held back their price performance and detracted from results.

Portfolio allocation[7] as of August 31, 2015

The Fed is poised to raise rates gradually.

In light of the more difficult backdrop of a global economic slowdown, despite modest growth in the U.S., all eyes will be watching to see if the Fed raises rates before year end. An increase still appears likely and would be driven by incoming data and forward-looking projections. Policymakers will likely communicate that the path of subsequent increases will be gradual, in order to cushion impacts to foreign markets. Increased volatility around any Fed move will create opportunities.

Please see footnotes on page 5.

8	Wells Fargo Advantage Short Duration Government Bond Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from March 1, 2015 to August 31, 2015.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 3-1-2015	Ending account value 8-31-2015	Expenses paid during the period[1]	Net annualized expense ratio
Class A
Actual	$1,000.00	$1,001.28	$3.93	0.78%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.27	$3.97	0.78%
Class B
Actual	$1,000.00	$996.51	$7.70	1.53%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.49	$7.78	1.53%
Class C
Actual	$1,000.00	$996.52	$7.70	1.53%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.49	$7.78	1.53%
Class R6
Actual	$1,000.00	$1,003.36	$1.87	0.37%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.34	$1.89	0.37%
Administrator Class
Actual	$1,000.00	$1,001.19	$3.03	0.60%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.18	$3.06	0.60%
Institutional Class
Actual	$1,000.00	$1,002.10	$2.12	0.42%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.09	$2.14	0.42%

[1]	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—August 31, 2015	Wells Fargo Advantage Short Duration Government Bond Fund	9

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities: 49.21%
FHLMC ±	2.31%	8-1-2044	$7,947,294	$8,117,692
FHLMC ±	2.95	5-1-2044	1,534,549	1,593,456
FHLMC ±	2.97	9-1-2045	3,288,665	3,382,200
FHLMC ±%%	2.99	9-1-2045	2,085,235	2,144,645
FHLMC (a)%%	3.01	9-1-2045	3,257,000	3,337,621
FHLMC ±	3.03	12-1-2043	4,668,655	4,849,139
FHLMC ±	3.12	8-1-2041	4,428,606	4,656,120
FHLMC ±	3.15	7-1-2042	2,819,797	2,919,469
FHLMC ±	3.70	10-1-2041	3,666,435	3,877,316
FHLMC	4.00	6-1-2025	2,766,526	2,960,161
FHLMC	4.00	2-1-2026	3,783,569	4,051,043
FHLMC	4.00	10-1-2026	1,678,091	1,790,257
FHLMC	4.00	6-1-2031	3,502,620	3,742,159
FHLMC	4.00	4-1-2032	1,378,671	1,462,973
FHLMC	4.50	8-1-2018	3,990,309	4,147,232
FHLMC	4.50	10-1-2018	2,133,322	2,217,217
FHLMC	4.50	8-1-2020	70,451,466	73,222,036
FHLMC	4.50	8-1-2026	5,611,704	6,031,620
FHLMC	4.50	4-1-2031	2,499,502	2,726,732
FHLMC	5.50	5-1-2041	534,354	611,213
FHLMC	5.50	5-1-2041	321,376	367,607
FHLMC ±	5.90	7-1-2038	4,085,874	4,356,885
FHLMC	6.00	5-15-2039	3,357,540	3,834,163
FHLMC	7.00	3-25-2044	1,948,971	2,289,917
FHLMC Series 2638 Class MJ	5.00	7-15-2033	3,322,905	3,686,617
FHLMC Series 2744 Class JH	5.00	2-15-2034	2,594,400	2,872,785
FHLMC Series 2762 Class LY	5.00	3-15-2034	1,475,474	1,619,632
FHLMC Series 3574 Class D	5.00	9-15-2039	1,702,630	1,876,996
FHLMC Series 4227 Class AB	3.50	10-15-2037	7,056,194	7,423,292
FHLMC Series 4382 Class AB	3.00	7-15-2040	7,394,672	7,622,243
FHLMC Series 4483 Class PA	2.50	6-15-2045	27,352,887	27,858,122
FNMA ±	2.14	6-1-2043	5,042,121	5,135,449
FNMA ±	2.19	9-1-2043	11,818,049	12,038,681
FNMA ±	2.29	5-1-2042	3,965,512	4,089,412
FNMA ±	2.31	8-1-2043	5,544,653	5,663,521
FNMA ±	2.33	10-1-2043	2,925,700	2,990,438
FNMA ±	2.34	5-1-2042	5,770,973	5,956,301
FNMA ±	2.47	10-1-2043	4,215,855	4,320,991
FNMA ±	2.63	4-1-2045	7,674,120	7,864,079
FNMA ±	2.66	11-1-2044	7,292,410	7,495,771
FNMA %%	2.77	9-1-2045	7,795,000	8,020,629
FNMA ±	2.79	5-1-2044	3,728,221	3,839,790
FNMA (a)%%	2.97	9-1-2045	3,257,000	3,332,614
FNMA ±	3.24	12-1-2043	2,239,185	2,334,357
FNMA	3.50	12-1-2029	2,593,715	2,734,898
FNMA	3.50	2-1-2030	2,722,815	2,888,286
FNMA	3.50	5-1-2030	2,954,020	3,125,504
FNMA	3.50	8-1-2030	5,084,000	5,406,798
FNMA ±	3.52	3-1-2041	1,044,485	1,093,519

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage Short Duration Government Bond Fund	Portfolio of investments—August 31, 2015

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA ±	3.54%	12-1-2041	$4,696,435	$4,974,865
FNMA	4.00	3-1-2026	3,042,137	3,257,253
FNMA	4.00	5-1-2026	948,000	1,018,510
FNMA	4.00	5-1-2027	2,437,695	2,595,618
FNMA	4.00	4-1-2032	1,249,714	1,349,812
FNMA	4.00	8-1-2032	1,316,159	1,420,760
FNMA	4.00	3-1-2033	7,004,757	7,496,358
FNMA	4.50	1-1-2020	13,418,069	13,935,888
FNMA	4.50	1-1-2020	10,354,988	10,754,157
FNMA	4.50	1-1-2020	15,938,663	16,553,375
FNMA	4.50	1-1-2020	14,622,565	15,185,579
FNMA	4.50	5-1-2020	18,507,527	19,222,281
FNMA	4.50	10-1-2020	5,027,768	5,222,023
FNMA	4.50	6-1-2025	2,210,782	2,374,973
FNMA	4.50	2-1-2026	607,552	653,336
FNMA	4.50	10-1-2026	7,589,540	8,171,760
FNMA	5.00	2-1-2023	4,274,177	4,577,868
FNMA	5.00	5-1-2023	837,831	907,144
FNMA	5.00	8-1-2030	1,025,285	1,129,865
FNMA	5.50	6-1-2040	96,929	110,991
FNMA	5.50	7-1-2040	321,619	368,666
FNMA	5.50	5-1-2041	185,784	212,240
FNMA	5.50	7-1-2041	192,883	220,939
FNMA	5.50	8-1-2041	2,212,050	2,533,009
FNMA	6.00	3-25-2035	887,912	938,996
FNMA Grantor Trust Series 2000-T6 Class A1	7.50	6-25-2030	573,319	658,282
FNMA Series 1999-T2 Class A1 ±	7.50	1-19-2039	366,033	402,175
FNMA Series 2001-W03 Class A ±	6.85	9-25-2041	565,666	643,149
FNMA Series 2002-90 Class A1	6.50	6-25-2042	24,518	27,989
FNMA Series 2002-W6 Class 2A1 ±	6.36	6-25-2042	10,429	11,968
FNMA Series 2003-63 Class GB	4.00	7-25-2033	3,625,759	3,850,549
FNMA Series 2003-W1 Class 2A ±	6.44	12-25-2042	272,083	316,373
FNMA Series 2004-W9 Class 2A3	7.50	2-25-2044	721,671	825,588
FNMA Series 2010-71 Class HJ	5.50	7-25-2040	1,393,747	1,585,728
FNMA Series 2010-98 Class EA	4.00	9-25-2030	2,244,758	2,401,266
FNMA Series 2011-46 Class BA	4.00	4-25-2037	8,679,316	9,049,680
FNMA Series 2011-M2 Class A1	2.02	4-25-2021	2,556,683	2,589,843
FNMA Series 2012-28 Class PT	4.00	3-25-2042	1,129,464	1,196,761
FNMA Series 2012-65 Class HJ	5.00	7-25-2040	8,191,882	9,096,209
FNMA Series 2013-103 Class H	4.50	3-25-2038	5,886,415	6,408,834
FNMA Series 2015-53 Class MA	2.50	6-25-2045	20,755,354	21,201,989
FNMA Series 2015-69 Class MC	2.50	9-25-2045	11,448,000	11,627,047
FNMA Series 2015-M10 Class FA ±	0.45	3-25-2019	6,612,590	6,600,608
FNMA Series 2015-M4 Class FA ±	0.41	9-25-2018	10,639,527	10,646,198
FNMA Series 2015-M8 Class FA ±	0.37	11-25-2018	6,723,684	6,716,261
GNMA ±	2.50	6-20-2045	622,619	636,218
GNMA	4.50	8-20-2045	9,228,000	9,927,695
GNMA ##	5.50	3-15-2033	1,351,405	1,553,115
GNMA Series 2001-53 Class PB	6.50	11-20-2031	3,336,000	3,859,672

Total Agency Securities (Cost $528,248,081)				526,999,061

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2015	Wells Fargo Advantage Short Duration Government Bond Fund	11

Security name	Interest rate	Maturity date	Principal	Value

Asset-Backed Securities: 11.66%
Ally Master Owner Trust Series 2015-2 Class A1 ±	0.77%	1-15-2021	$3,676,000	$3,674,710
Avis Budget Rental Car Funding LLC Series 2012-3A Class A 144A	2.10	3-20-2019	8,126,000	8,158,634
California Republic Auto Receivables Trust Series 2013-2 Class A2	1.23	3-15-2019	3,118,695	3,116,833
California Republic Auto Receivables Trust Series 2014-1 Class A4	1.48	8-15-2019	3,136,000	3,147,415
California Republic Auto Receivables Trust Series 2014-2 Class A3	0.91	8-15-2018	3,253,000	3,254,145
California Republic Auto Receivables Trust Series 2014-2 Class A4	1.57	12-16-2019	3,579,000	3,593,960
California Republic Auto Receivables Trust Series 2014-3 Class A4	1.79	3-16-2020	3,179,000	3,204,572
California Republic Auto Receivables Trust Series 2015-1 Class A4	1.82	9-15-2020	3,620,000	3,650,687
Capital Auto Receivables Asset Trust Series 2014-1 Class A3	1.32	6-20-2018	6,380,000	6,386,182
Capital Auto Receivables Asset Trust Series 2014-2 Class A4	1.62	10-22-2018	3,186,000	3,199,693
Capital Auto Receivables Asset Trust Series 2014-3 Class A4	1.83	4-22-2019	3,144,000	3,154,363
Capital Auto Receivables Asset Trust Series 2015-1 Class A4	1.86	10-21-2019	2,433,000	2,429,112
Capital Auto Receivables Asset Trust Series 2015-2 Class A2	1.39	9-20-2018	7,230,000	7,198,246
Capital Auto Receivables Asset Trust Series 2015-2 Class A3	1.73	9-20-2019	2,230,000	2,225,698
Capital Auto Receivables Asset Trust Series 2015-3 Class A3	1.94	1-21-2020	11,350,000	11,355,970
Navient Student Loan Trust Series 2014-CTA Class A 144A±	0.90	9-16-2024	11,632,388	11,545,273
Nelnet Student Loan Trust Series 2004-4 Class A5 ±	0.46	1-25-2037	3,836,279	3,734,852
SLC Student Loan Trust Series 2007-2 Class A2 ±	0.72	5-15-2028	872,882	862,157
SLC Student Loan Trust Series 2010-1 Class A ±	1.20	11-25-2042	1,737,101	1,738,683
SLM Student Loan Trust Series 2002-6 Class A4 ±	0.47	3-15-2019	310,379	310,093
SLM Student Loan Trust Series 2005-6 Class A5 ±	1.50	7-27-2026	2,450,950	2,457,023
SLM Student Loan Trust Series 2005-6 Class A5A ±	0.41	7-27-2026	1,918,700	1,893,558
SLM Student Loan Trust Series 2010-1 Class A ±	0.60	3-25-2025	3,968,286	3,912,298
SLM Student Loan Trust Series 2010-A Class 1A 144A±	3.20	5-16-2044	2,239,176	2,309,762
SLM Student Loan Trust Series 2010-A Class 2A 144A±	3.45	5-16-2044	4,496,174	4,678,121
SLM Student Loan Trust Series 2011-C Class A2A 144A±	3.45	10-17-2044	1,882,000	1,999,158
SLM Student Loan Trust Series 2012-B Class A2 144A	3.48	10-15-2030	3,197,000	3,286,906
SLM Student Loan Trust Series 2013-A Class A1 144A±	0.80	8-15-2022	2,813,187	2,801,706
SLM Student Loan Trust Series 2014-A Class A2B 144A±	1.34	1-15-2026	3,457,000	3,454,169
SMB Private Education Loan Trust Series 2015-A Class A1 144A±	0.80	7-17-2023	12,219,502	12,106,655

Total Asset-Backed Securities (Cost $125,378,017)				124,840,634

Non-Agency Mortgage-Backed Securities: 5.79%
Commercial Mortgage Trust Series 2012-LC4 Class A2	2.26	12-10-2044	4,632,182	4,679,713
Commercial Mortgage Trust Series 2012-LC4 Class A3	3.07	12-10-2044	6,335,000	6,566,715
Commercial Mortgage Trust Series 2013-CR6 Class A1	0.72	3-10-2046	2,320,564	2,302,918
DBUBS Mortgage Trust Series 2011-LC2A Class A1 144A	3.53	7-10-2044	762,216	795,126
GS Mortgage Securities Trust Series 2010-C1 Class A1 144A	3.68	8-10-2043	1,237,663	1,278,208
GS Mortgage Securities Trust Series 2010-C2 Class A1 144A	3.85	12-10-2043	2,766,562	2,836,329
GS Mortgage Securities Trust Series 2011-GC3 Class A2 144A	3.65	3-10-2044	3,913,591	3,927,543
GS Mortgage Securities Trust Series 2012-GCJ7 Class AAB	2.94	5-10-2045	2,579,000	2,651,627
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2010-C1 Class A2 144A	4.61	6-15-2043	2,478,000	2,597,018
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2010-C2 Class A2 144A	3.62	11-15-2043	2,259,000	2,334,082
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2010-CNTR Class A1 144A	3.30	8-5-2032	1,496,614	1,538,106
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2011-C3 Class A2 144A	3.67	2-15-2046	4,540,533	4,611,524
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2011-C5 Class A2	3.15	8-15-2046	751,395	763,565

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage Short Duration Government Bond Fund	Portfolio of investments—August 31, 2015

Security name	Interest rate	Maturity date	Principal	Value

Non-Agency Mortgage-Backed Securities (continued)
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2012-CBX Class A3	3.14%	6-15-2045	$4,793,684	$4,897,937
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2012-LC9 Class A2	1.68	12-15-2047	3,876,000	3,880,279
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2014-C18 Class A1	1.25	2-15-2047	1,623,444	1,619,541
JPMorgan Chase Commercial Mortgage Securities Trust Series 2015-IVR2 Class A2 144A±	2.77	1-25-2045	5,989,575	6,041,319
JPMorgan Mortgage Trust Series 2015-1 Class 1A2 144A±	2.69	12-25-2044	3,744,715	3,796,273
Morgan Stanley Capital I Trust Series 2011-C2 Class A3 144A	4.21	6-15-2044	705,000	749,801
Morgan Stanley Dean Witter Capital I Series 2011-C3 Class A2	3.22	7-15-2049	4,127,539	4,194,404

Total Non-Agency Mortgage-Backed Securities (Cost $63,131,003)				62,062,028

U.S. Treasury Securities: 31.04%
U.S. Treasury Note	0.38	10-31-2016	23,514,000	23,480,328
U.S. Treasury Note	0.50	8-31-2016	80,290,000	80,338,094
U.S. Treasury Note	0.50	4-30-2017	9,452,000	9,427,387
U.S. Treasury Note	0.63	5-31-2017	18,361,000	18,339,720
U.S. Treasury Note	0.63	6-30-2017	16,290,000	16,267,732
U.S. Treasury Note ##	0.63	7-31-2017	8,931,000	8,916,576
U.S. Treasury Note	0.63	8-31-2017	42,343,000	42,244,298
U.S. Treasury Note	0.88	7-15-2017	10,983,000	11,012,885
U.S. Treasury Note	0.88	1-15-2018	11,788,000	11,776,943
U.S. Treasury Note	0.88	7-15-2018	13,423,000	13,356,583
U.S. Treasury Note	1.00	8-15-2018	97,369,000	97,204,154

Total U.S. Treasury Securities (Cost $332,560,516)				332,364,700

Yankee Corporate Bonds and Notes: 1.30%

Financials: 1.30%

Banks: 1.30%
Royal Bank of Canada Incorporated	2.00	10-1-2018	13,745,000	13,889,405

Total Yankee Corporate Bonds and Notes (Cost $13,882,862)				13,889,405

	Yield		Shares
Short-Term Investments: 1.43%

Investment Companies: 1.43%
Wells Fargo Advantage Government Money Market Fund, Institutional Class ##(l)(u)	0.01		15,356,055	15,356,055

Total Short-Term Investments (Cost $15,356,055)				15,356,055

Total investments in securities (Cost $1,078,556,534) *	100.43%	1,075,511,883
Other assets and liabilities, net	(0.43)	(4,615,390)

Total net assets	100.00%	$1,070,896,493

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2015	Wells Fargo Advantage Short Duration Government Bond Fund	13

±	Variable rate investment. The rate shown is the rate in effect at period end.

%%	The security is issued on a when-issued basis.

(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

##	All or a portion of this security is segregated for when-issued securities.

(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $1,078,752,666 and unrealized gains (losses) consists of:

Gross unrealized gains	$987,296
Gross unrealized losses	(4,228,079)

Net unrealized losses	$(3,240,783)

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage Short Duration Government Bond Fund	Statement of assets and liabilities—August 31, 2015

Assets
Investments
In unaffiliated securities, at value (cost $1,063,200,479)	$1,060,155,828
In affiliated securities, at value (cost $15,356,055)	15,356,055

Total investments, at value (cost $1,078,556,534)	1,075,511,883
Receivable for investments sold	79,694,294
Principal paydown receivable	1,091,457
Receivable for Fund shares sold	11,634,017
Receivable for interest	2,120,048
Prepaid expenses and other assets	10,902

Total assets	1,170,062,601

Liabilities
Dividends payable	77,328
Payable for investments purchased	96,023,094
Payable for Fund shares redeemed	2,549,597
Management fee payable	273,427
Distribution fees payable	20,477
Administration fees payable	71,932
Accrued expenses and other liabilities	150,253

Total liabilities	99,166,108

Total net assets	$1,070,896,493

NET ASSETS CONSIST OF
Paid-in capital	$1,115,292,800
Undistributed net investment income	606,284
Accumulated net realized losses on investments	(41,957,940)
Net unrealized losses on investments	(3,044,651)

Total net assets	$1,070,896,493

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$62,503,800
Shares outstanding – Class A1	6,239,616
Net asset value per share – Class A	$10.02
Maximum offering price per share – Class A2	$10.22
Net assets – Class B	$99,454
Shares outstanding – Class B1	9,922
Net asset value per share – Class B	$10.02
Net assets – Class C	$31,910,201
Shares outstanding – Class C1	3,180,543
Net asset value per share – Class C	$10.03
Net assets – Class R6	$231,878,114
Shares outstanding – Class R6[1]	23,074,629
Net asset value per share – Class R6	$10.05
Net assets – Administrator Class	$156,669,449
Shares outstanding – Administrator Class[1]	15,615,313
Net asset value per share – Administrator Class	$10.03
Net assets – Institutional Class	$587,835,475
Shares outstanding – Institutional Class[1]	58,601,165
Net asset value per share – Institutional Class	$10.03

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/98 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statement of operations—year ended August 31, 2015	Wells Fargo Advantage Short Duration Government Bond Fund	15

Investment income
Interest	$16,383,237
Income from affiliated securities	4,362

Total investment income	16,387,599

Expenses
Management fee	4,254,892
Administration fees
Class A	141,147
Class B	275
Class C	59,033
Class R6	22,728
Administrator Class	179,475
Institutional Class	681,574
Shareholder servicing fees
Class A	220,542
Class B	430
Class C	92,239
Administrator Class	447,598
Distribution fees
Class B	1,290
Class C	276,718
Custody and accounting fees	71,509
Professional fees	52,620
Registration fees	86,971
Shareholder report expenses	63,915
Trustees’ fees and expenses	9,642
Other fees and expenses	32,184

Total expenses	6,694,782
Less: Fee waivers and/or expense reimbursements	(505,102)

Net expenses	6,189,680

Net investment income	10,197,919

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains on investments	3,936,012
Net change in unrealized gains (losses) on investments	(4,300,460)

Net realized and unrealized gains (losses) on investments	(364,448)

Net increase in net assets resulting from operations	$9,833,471

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage Short Duration Government Bond Fund	Statement of changes in net assets

	Year ended August 31, 2015		Year ended August 31, 2014

Operations
Net investment income		$10,197,919		$8,479,376
Net realized gains (losses) on investments		3,936,012		(4,014,003)
Net change in unrealized gains (losses) on investments		(4,300,460)		13,243,893

Net increase in net assets resulting from operations		9,833,471		17,709,266

Distributions to shareholders from
Net investment income
Class A		(994,941)		(1,294,991)
Class B		(619)		(2,258)
Class C		(143,212)		(209,312)
Class R6		(1,252,381)		(380,974)
Administrator Class		(2,366,248)		(2,670,961)
Institutional Class		(12,686,313)		(13,956,138)

Total distributions to shareholders		(17,443,714)		(18,514,634)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	893,467	8,994,855	2,050,091	20,702,596
Class B	4,666	47,051	6,231	62,998
Class C	250,331	2,525,080	299,780	3,033,330
Class R6	20,670,721	208,583,613	6,291,982	63,793,536
Administrator Class	3,720,185	37,515,205	3,637,751	36,805,716
Institutional Class	23,657,641	238,649,165	33,734,906	341,098,630

		496,314,969		465,496,806

Reinvestment of distributions
Class A	90,064	907,044	118,250	1,194,227
Class B	54	540	198	1,999
Class C	12,948	130,546	19,110	193,392
Class R6	124,189	1,252,381	37,650	380,974
Administrator Class	223,156	2,250,925	243,609	2,464,121
Institutional Class	1,154,458	11,642,358	1,258,055	12,725,255

		16,183,794		16,959,968

Payment for shares redeemed
Class A	(5,356,128)	(53,879,586)	(4,076,175)	(41,155,799)
Class B	(17,358)	(175,084)	(68,648)	(693,890)
Class C	(1,481,247)	(14,946,317)	(2,166,936)	(21,918,485)
Class R6	(2,510,257)	(25,335,737)	(1,834,211)	(18,570,451)
Administrator Class	(7,286,511)	(73,464,583)	(8,159,129)	(82,511,132)
Institutional Class	(55,650,292)	(560,857,859)	(49,642,019)	(501,916,330)

		(728,659,166)		(666,766,087)

Net decrease in net assets resulting from capital share transactions		(216,160,403)		(184,309,313)

Total decrease in net assets		(223,770,646)		(185,114,681)

Net assets
Beginning of period		1,294,667,139		1,479,781,820

End of period		$1,070,896,493		$1,294,667,139

Undistributed net investment income		$606,284		$606,284

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Short Duration Government Bond Fund	17

(For a share outstanding throughout each period)

	Year ended August 31
CLASS A	2015	2014	2013	2012	2011
Net asset value, beginning of period	$10.08	$10.09	$10.35	$10.36	$10.47
Net investment income	0.04	0.03	0.08 [1]	0.10	0.16
Net realized and unrealized gains (losses) on investments	0.02	0.07	(0.14)	0.09	0.07

Total from investment operations	0.06	0.10	(0.06)	0.19	0.23
Distributions to shareholders from
Net investment income	(0.12)	(0.11)	(0.20)	(0.20)	(0.25)
Net realized gains	0.00	0.00	0.00	0.00	(0.09)

Total distributions to shareholders	(0.12)	(0.11)	(0.20)	(0.20)	(0.34)
Net asset value, end of period	$10.02	$10.08	$10.09	$10.35	$10.36
Total return[2]	0.55%	1.03%	(0.63)%	1.86%	2.17%
Ratios to average net assets (annualized)
Gross expenses	0.78%	0.80%	0.82%	0.86%	0.87%
Net expenses	0.78%	0.78%	0.79%	0.83%	0.83%
Net investment income	0.55%	0.38%	0.80%	0.98%	1.60%
Supplemental data
Portfolio turnover rate	500%	408%	324%	399%	485%
Net assets, end of period (000s omitted)	$62,504	$107,005	$126,316	$167,266	$162,719

[1]	Calculated based upon average shares outstanding

[2]	Total return calculations do not include any sales charges.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage Short Duration Government Bond Fund	Financial highlights

(For a share outstanding throughout each period)

	Year ended August 31
CLASS B	2015	2014	2013	2012	2011
Net asset value, beginning of period	$10.09	$10.10	$10.36	$10.36	$10.48
Net investment income (loss)	(0.02)[1]	(0.04)[1]	0.01 [1]	0.03 [1]	0.09
Net realized and unrealized gains (losses) on investments	(0.01)	0.07	(0.15)	0.10	0.05

Total from investment operations	(0.03)	0.03	(0.14)	0.13	0.14
Distributions to shareholders from
Net investment income	(0.04)	(0.04)	(0.12)	(0.13)	(0.17)
Net realized gains	0.00	0.00	0.00	0.00	(0.09)

Total distributions to shareholders	(0.04)	(0.04)	(0.12)	(0.13)	(0.26)
Net asset value, end of period	$10.02	$10.09	$10.10	$10.36	$10.36
Total return[2]	(0.30)%	0.28%	(1.37)%	1.22%	1.32%
Ratios to average net assets (annualized)
Gross expenses	1.53%	1.56%	1.58%	1.60%	1.62%
Net expenses	1.53%	1.53%	1.54%	1.57%	1.58%
Net investment income (loss)	(0.19)%	(0.37)%	0.06%	0.25%	0.85%
Supplemental data
Portfolio turnover rate	500%	408%	324%	399%	485%
Net assets, end of period (000s omitted)	$99	$228	$856	$1,115	$1,543

[1]	Calculated based upon average shares outstanding

[2]	Total return calculations do not include any sales charges.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Short Duration Government Bond Fund	19

(For a share outstanding throughout each period)

	Year ended August 31
CLASS C	2015	2014	2013	2012	2011
Net asset value, beginning of period	$10.10	$10.11	$10.37	$10.37	$10.48
Net investment income (loss)	(0.03)	(0.05)	0.01 [1]	0.03	0.08
Net realized and unrealized gains (losses) on investments	0.00 [2]	0.08	(0.15)	0.09	0.07

Total from investment operations	(0.03)	0.03	(0.14)	0.12	0.15
Distributions to shareholders from
Net investment income	(0.04)	(0.04)	(0.12)	(0.12)	(0.17)
Net realized gains	0.00	0.00	0.00	0.00	(0.09)

Total distributions to shareholders	(0.04)	(0.04)	(0.12)	(0.12)	(0.26)
Net asset value, end of period	$10.03	$10.10	$10.11	$10.37	$10.37
Total return[3]	(0.30)%	0.28%	(1.37)%	1.20%	1.41%
Ratios to average net assets (annualized)
Gross expenses	1.53%	1.55%	1.57%	1.61%	1.62%
Net expenses	1.53%	1.53%	1.54%	1.58%	1.58%
Net investment income (loss)	(0.20)%	(0.37)%	0.05%	0.23%	0.85%
Supplemental data
Portfolio turnover rate	500%	408%	324%	399%	485%
Net assets, end of period (000s omitted)	$31,910	$44,423	$63,126	$78,385	$69,077

[1]	Calculated based upon average shares outstanding

[2]	Amount is less than $0.005.

[3]	Total return calculations do not include any sales charges.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Advantage Short Duration Government Bond Fund	Financial highlights

(For a share outstanding throughout each period)

	Year ended August 31
CLASS R6	2015	2014	2013[1]
Net asset value, beginning of period	$10.11	$10.13	$10.33
Net investment income	0.09 [2]	0.08 [2]	0.13 [2]
Net realized and unrealized gains (losses) on investments	0.01	0.05	(0.15)

Total from investment operations	0.10	0.13	(0.02)
Distributions to shareholders from
Net investment income	(0.16)	(0.15)	(0.18)
Net asset value, end of period	$10.05	$10.11	$10.13
Total return[3]	0.96%	1.35%	(0.17)%
Ratios to average net assets (annualized)
Gross expenses	0.40%	0.41%	0.43%
Net expenses	0.37%	0.37%	0.37%
Net investment income	0.88%	0.76%	0.81%
Supplemental data
Portfolio turnover rate	500%	408%	324%
Net assets, end of period (000s omitted)	$231,878	$48,446	$2,983

[1]	For the period from November 30, 2012 (commencement of class operations) to August 31, 2013

[2]	Calculated based upon average shares outstanding

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Short Duration Government Bond Fund	21

(For a share outstanding throughout each period)

	Year ended August 31
ADMINISTRATOR CLASS	2015	2014	2013	2012	2011
Net asset value, beginning of period	$10.10	$10.11	$10.36	$10.37	$10.48
Net investment income	0.06	0.06 [1]	0.10 [1]	0.13	0.17
Net realized and unrealized gains (losses) on investments	0.00 [2]	0.06	(0.13)	0.09	0.08

Total from investment operations	0.06	0.12	(0.03)	0.22	0.25
Distributions to shareholders from
Net investment income	(0.13)	(0.13)	(0.22)	(0.23)	(0.27)
Net realized gains	0.00	0.00	0.00	0.00	(0.09)

Total distributions to shareholders	(0.13)	(0.13)	(0.22)	(0.23)	(0.36)
Net asset value, end of period	$10.03	$10.10	$10.11	$10.36	$10.37
Total return	0.63%	1.21%	(0.34)%	2.10%	2.41%
Ratios to average net assets (annualized)
Gross expenses	0.72%	0.74%	0.76%	0.80%	0.80%
Net expenses	0.60%	0.60%	0.60%	0.60%	0.60%
Net investment income	0.73%	0.56%	0.99%	1.20%	1.84%
Supplemental data
Portfolio turnover rate	500%	408%	324%	399%	485%
Net assets, end of period (000s omitted)	$156,669	$191,469	$234,808	$285,637	$247,357

[1]	Calculated based upon average shares outstanding

[2]	Amount is less than $0.005.

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo Advantage Short Duration Government Bond Fund	Financial highlights

(For a share outstanding throughout each period)

	Year ended August 31
INSTITUTIONAL CLASS	2015	2014	2013	2012	2011
Net asset value, beginning of period	$10.10	$10.10	$10.36	$10.37	$10.48
Net investment income	0.09 [1]	0.07	0.12	0.15	0.21
Net realized and unrealized gains (losses) on investments	(0.01)	0.08	(0.15)	0.09	0.06

Total from investment operations	0.08	0.15	(0.03)	0.24	0.27
Distributions to shareholders from
Net investment income	(0.15)	(0.15)	(0.23)	(0.25)	(0.29)
Net realized gains	0.00	0.00	0.00	0.00	(0.09)

Total distributions to shareholders	(0.15)	(0.15)	(0.23)	(0.25)	(0.38)
Net asset value, end of period	$10.03	$10.10	$10.10	$10.36	$10.37
Total return	0.81%	1.50%	(0.26)%	2.28%	2.59%
Ratios to average net assets (annualized)
Gross expenses	0.45%	0.47%	0.49%	0.53%	0.54%
Net expenses	0.42%	0.42%	0.42%	0.42%	0.42%
Net investment income	0.92%	0.74%	1.16%	1.39%	1.97%
Supplemental data
Portfolio turnover rate	500%	408%	324%	399%	485%
Net assets, end of period (000s omitted)	$587,835	$903,096	$1,051,693	$1,157,125	$862,174

[1]	Calculated based upon average shares outstanding

The accompanying notes are an integral part of these financial statements.

Notes to financial statements	Wells Fargo Advantage Short Duration Government Bond Fund	23

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Advantage Short Duration Government Bond Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

24	Wells Fargo Advantage Short Duration Government Bond Fund	Notes to financial statements

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. U.S. generally accepted accounting principles require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. The primary permanent differences causing such reclassifications are due to bond premiums and paydown losses. At August 31, 2015, as a result of permanent book-to-tax differences, the following reclassification adjustments were made on the Statement of Assets and Liabilities:

Undistributed net investment income	Accumulated net realized losses on investments
$7,245,795	$(7,245,795)

As of August 31, 2015, the Fund had capital loss carryforwards which consist of $24,698,768 in short-term capital losses and $13,704,689 in long-term capital losses.

As of August 31, 2015, the Fund had current year deferred post-October capital losses consisting of $2,886,253 in short-term losses and $472,095 in long-term losses which will be recognized on the first day of the following fiscal year.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to financial statements	Wells Fargo Advantage Short Duration Government Bond Fund	25

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of August 31, 2015:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :

Agency securities	$0	$526,999,061	$0	$526,999,061

Asset-backed securities	0	124,840,634	0	124,840,634

Non-agency mortgage-backed securities	0	62,062,028	0	62,062,028

U.S. Treasury securities	332,364,700	0	0	332,364,700

Yankee corporate bonds and notes	0	13,889,405	0	13,889,405

Short-term investments
Investment companies	15,356,055	0	0	15,356,055
Total assets	$347,720,755	$727,791,128	$0	$1,075,511,883

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At August 31, 2015, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the applicable subadviser, providing fund-level administrative services in connection with the Fund’s operations, and providing any other fund-level administrative services reasonably necessary for the operation of the Fund. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.35% and declining to 0.255% as the average daily net assets of the Fund increase.

Prior to July 1, 2015, Funds Management provided advisory services pursuant to an investment advisory agreement and was entitled to receive an annual fee which started at 0.30% and declined to 0.225% as the average daily net assets of the Fund increased. In addition, fund-level administrative services were provided by Funds Management under a separate administration agreement at an annual fee which started at 0.05% and declined to 0.03% as the average daily net assets of the Fund increased. For financial statement purposes, the advisory fee and fund-level administration fee for the year ended August 31, 2015 have been included in management fee on the Statement of Operations.

For the year ended August 31, 2015, the management fee was equivalent to an annual rate of 0.35% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.15% and declining to 0.05% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account

26	Wells Fargo Advantage Short Duration Government Bond Fund	Notes to financial statements

servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee
Class A, Class B, Class C	0.16%
Class R6	0.03
Administrator Class	0.10
Institutional Class	0.08

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through December 31, 2015 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.78% for Class A shares, 1.53% for Class B shares, 1.53% for Class C shares, 0.37% for Class R6 shares, 0.60% for Administrator Class shares, and 0.42% for Institutional Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fees

The Trust has adopted a distribution plan for Class B and Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class B and Class C shares. For the year ended August 31, 2015, Funds Distributor received $1,415 from the sale of Class A shares and $19 in contingent deferred sales charges from redemptions of Class C shares.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class B, Class C, and Administrator Class of the Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the year ended August 31, 2015 were as follows:

Purchases at cost		Sales proceeds
U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
$5,892,253,918	$274,977,505	$5,985,849,393	$267,936,776

6. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds in the Trust) and Wells Fargo Variable Trust are parties to a $150,000,000 revolving credit agreement, whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating fund. For the year ended August 31, 2015, the Fund paid $1,399 in commitment fees.

For the year ended August 31, 2015, there were no borrowings by the Fund under the agreement.

Notes to financial statements	Wells Fargo Advantage Short Duration Government Bond Fund	27

7. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid was $17,443,714 and $18,514,634 of ordinary income for the years ended August 31, 2015 and August 31, 2014, respectively.

As of August 31, 2015, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	Unrealized losses	Post-October capital losses deferred	Capital loss carryforward
$683,609	$(3,240,783)	$(3,358,348)	$(38,403,457)

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

28	Wells Fargo Advantage Short Duration Government Bond Fund	Report of independent registered public accounting firm

BOARD OF TRUSTEES AND SHAREHOLDERS OF WELLS FARGO FUNDS TRUST:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Wells Fargo Advantage Short Duration Government Bond Fund (the “Fund”), one of the funds constituting the Wells Fargo Funds Trust, as of August 31, 2015, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2015, by correspondence with the custodian and brokers, or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Wells Fargo Advantage Short Duration Government Bond Fund as of August 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

October 26, 2015

Other information (unaudited)	Wells Fargo Advantage Short Duration Government Bond Fund	29

TAX INFORMATION

For the fiscal year ended August 31, 2015, $17,464,077 has been designated as interest-related dividends for nonresident alien shareholders pursuant to Section 871 of the Internal Revenue Code.

For the fiscal year ended August 31, 2015, 13.50% of the dividends distributed was derived from interest on U.S. government securities.

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargoadvantagefunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

30	Wells Fargo Advantage Short Duration Government Bond Fund	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo Advantage family of funds, which consists of 133 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other public company or investment company directorships during past 5 years
William R. Ebsworth (Born 1957)	Trustee, since 2015**	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director at Fidelity Management and Research Company and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. in Boston, Tokyo, and Hong Kong where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Mr. Ebsworth is a CFA ® charterholder and an Adjunct Lecturer, Finance, at Babson College.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015**	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is Chair of Taproot Foundation (non-profit organization) (non-profit organization), a Board Member of Ruth Bancroft Garden (non-profit organization) and an inactive chartered financial analyst.	Asset Allocation Trust; Harding Loevner Funds; Russell Exchange Traded Funds Trust
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Mr. Harris is a certified public accountant.	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust

Other information (unaudited)	Wells Fargo Advantage Short Duration Government Bond Fund	31

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other public company or investment company directorships during past 5 years
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.
**	William R. Ebsworth and Jane A. Freeman each became a Trustee effective January 1, 2015.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank N.A. from 1996 to 2013.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Executive Vice President of Wells Fargo Funds Management, LLC since 2014, Senior Vice President and Chief Compliance Officer from 2007 to 2014.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 72 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 61 funds and Assistant Treasurer of 72 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling
1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

32	Wells Fargo Advantage Short Duration Government Bond Fund	Other information (unaudited)

BOARD CONSIDERATION OF INVESTMENT ADVISORY, INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS:

Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment advisory and sub-advisory agreements. In this regard, at an in-person meeting held on May 19-20, 2015 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for Wells Fargo Advantage Short Duration Government Bond Fund (the “Fund”): (i) an investment advisory agreement (the “Advisory Agreement”) with Wells Fargo Funds Management, LLC (“Funds Management”); (ii) an investment management agreement (the “Management Agreement”) with Funds Management; and (iii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Wells Capital Management Incorporated (the “Sub-Adviser”), an affiliate of Funds Management. The Management Agreement combines the terms of the Advisory Agreement with the terms of the Fund’s Amended and Restated Administration Agreement (the “Administration Agreement”) applicable to Fund-level administrative services. The Advisory Agreement, the Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at an in-person meeting in March 2015, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. Also, the Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2015. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board unanimously approved the continuation of the Advisory Agreement for the period from June 1, 2015 through June 30, 2015, approved the Management Agreement for the period from July 1, 2015 through May 31, 2016, and approved the continuation of the Sub-Advisory Agreement for a one-year term through May 31, 2016. The Board also determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and the Sub-Adviser under the Advisory Agreements. This information included, among other things, a summary of the background and experience of senior management of Funds Management, and the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund. The Board noted that the services to be provided to the Fund pursuant to the Management Agreement combined the advisory services previously provided to the Fund pursuant to the Fund’s Advisory Agreement with the Fund-level administrative services previously provided to the Fund pursuant to the Fund’s Administration Agreement. The Board received a representation from Funds Management that combining these services would not result in any change to the nature or level of services provided by Funds Management to the Fund.

The Board evaluated the ability of Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and the Sub-Adviser. In addition, the Board took into account the full range of services provided to the Fund by Funds Management and its affiliates.

Other information (unaudited)	Wells Fargo Advantage Short Duration Government Bond Fund	33

Fund performance and expenses

The Board considered the performance results for the Fund over various time periods ended March 31, 2015. The Board considered these results in comparison to the performance of funds in a universe that was determined by Lipper Inc. (“Lipper”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Lipper is an independent provider of investment company data. The Board received a description of the methodology used by Lipper to select the mutual funds in the performance Universe. The Board noted that the performance of the Fund (Administrator Class) was higher than the average performance of the Universe for all periods under review. The Board also noted that the performance of the Fund was higher than its benchmark, the Barclays 1-3 Year Government Index, for all periods under review.

The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees (which reflect fee waivers, if any, and include advisory, administration and transfer agent fees), custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Lipper to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Lipper to select the mutual funds in the expense Groups and an explanation of how funds comprising expense groups and their expense ratios may vary from year-to-year. Based on the Lipper reports, the Board noted that the net operating expense ratios of the Fund were lower than the median net operating expense ratios of the expense Groups.

The Board took into account the Fund performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreement and Sub-Advisory Agreement and approve the Management Agreement.

Investment advisory and sub-advisory fee rates

The Board reviewed and considered the contractual investment advisory fee rates that are payable by the Fund to Funds Management for investment advisory services (the “Advisory Agreement Rates”), both on a stand-alone basis and on a combined basis with the Fund’s fund-level and class-level contractual administration fee rates (the “Management Rates”). The Board noted that the Management Rates include transfer agency and sub-transfer agency costs. The Board also noted that the fee rate to be paid by the Fund under the Management Agreement will incorporate the advisory fee and Fund-level administration fee previously payable separately by the Fund under the Fund’s Advisory Agreement and Administration Agreement with Funds Management. The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to the Sub-Adviser for investment sub-advisory services (the “Sub-Advisory Agreement Rates”).

Among other information reviewed by the Board was a comparison of the Management Rates of the Fund with those of other funds in the expense Groups at a common asset level. The Board noted that the Management Rates of the Fund were lower than the average rates for the Fund’s expense Groups for all share classes.

The Board also received and considered information about the portion of the total advisory fee that was retained by Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by the Sub-Adviser, and about Funds Management’s on-going oversight services. However, given the affiliation between Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of the advisory fee between them.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing mutual funds compared with those associated with managing assets of non-mutual fund clients such as collective funds or institutional separate accounts.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Funds Management under the Management Agreement and Advisory Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable, in light of the services covered by the Advisory Agreements.

Profitability

The Board received and considered information concerning the profitability of Funds Management, as well as the profitability of Wells Fargo as a whole, from providing services to the Fund and the fund family as a whole. The Board also

34	Wells Fargo Advantage Short Duration Government Bond Fund	Other information (unaudited)

received and considered information concerning the profitability of the Sub-Adviser from providing services to the fund family as a whole, noting that the Sub-Adviser’s profitability information with respect to providing services to the Fund was subsumed in the Wells Fargo profitability analysis.

Funds Management reported on the methodologies and estimates used in calculating profitability. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size and type of fund. Based on its review, the Board did not deem the profits reported by Funds Management or Wells Fargo from its services to the Fund to be at a level that would prevent it from approving the continuation of the Advisory Agreements.

Economies of scale

With respect to possible economies of scale, the Board noted the existence of breakpoints in the Fund’s advisory and management fee structures, and the Fund’s administration fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size. It considered that, for a small fund or a fund that shrinks in size, breakpoints conversely can result in higher fee levels. The Board also considered that fee waiver and expense reimbursement arrangements and competitive fee rates at the outset are means of sharing potential economies of scale with shareholders of the Fund and the fund family as a whole. The Board considered Funds Management’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments that Funds Management incurs across the fund family as a whole.

The Board concluded that the Fund’s fee and expense arrangements, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.

Other benefits to Funds Management and the Sub-Adviser

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that various affiliates of Funds Management may receive distribution-related fees, shareholder servicing payments and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser, fees earned by Funds Management and the Sub-Adviser from managing a private investment vehicle for the fund family’s securities lending collateral and commissions earned by an affiliated broker from portfolio transactions.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.

Conclusion

At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreement for the period from June 1, 2015 through June 30, 2015, approved the Management Agreement for the period from July 1, 2015 through May 31, 2016, and approved the continuation of the Sub-Advisory Agreement for a one-year term through May 31, 2016. The Board also determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable.

List of abbreviations	Wells Fargo Advantage Short Duration Government Bond Fund	35

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Colombian peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

This page is intentionally left blank.

For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2015 Wells Fargo Funds Management, LLC. All rights reserved.

236806 10-15 A220/AR220 08-15

Wells Fargo Advantage Short-Term Bond Fund

Annual Report

August 31, 2015

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

Contents

The views expressed and any forward-looking statements are as of August 31, 2015, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Advantage Short-Term Bond Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Major central banks continued to inject liquidity into global banks and markets through various accommodative monetary policies, including quantitative easing.

Dear Valued Shareholder:

We are pleased to offer you this annual report for the Wells Fargo Advantage Short-Term Bond Fund for the 12-month period that ended August 31, 2015. The period was marked by low interest rates, low oil prices, and moderate U.S. economic growth. Short-term investment-grade bonds, as measured by the Barclays U.S. 1–3 Year Government/Credit Bond Index,1 returned 0.81% during the period. Meanwhile, strong demand for high-quality, liquid assets kept returns on Treasury bills more modest; the Barclays 6-Month Treasury Bill Index2 returned 0.15% during the period.

Major central banks continued to provide stimulus.

Major central banks continued to inject liquidity into global banks and markets through various accommodative monetary policies, including quantitative easing. In the U.S., the Federal Reserve (Fed) kept its key interest rate near zero in order to support the economy and the financial system. However, it set expectations for it to begin normalizing monetary policy with higher target ranges for the federal funds rate.

Meanwhile, European markets continued to benefit from the European Central Bank’s (ECB’s) willingness to maintain low interest rates. In addition to its targeted longer-term refinancing operations that are designed to increase bank lending, the ECB expanded its quantitative easing program to include the purchase of eurozone government bonds. In Japan, the Bank of Japan maintained an aggressive monetary program aimed at combating deflation.

Economic growth was moderate, and oil prices plummeted.

U.S. economic growth advanced during the reporting period, the unemployment rate ticked lower to 5.1% as of August 2015, and inflation remained below the Fed’s longer-run objective of a 2% pace. The period was also marked by lower oil prices, which began the reporting period near $90 per barrel but declined to $46 per barrel at the end of August 2015. While lower oil prices benefited consumers of oil products, the lower prices pressured companies within the energy sector.

Bond yields rose but remained low by historical standards.

Short-term interest rates increased during the reporting period, with a flattening in the shape of the short-term yield curve. During this time frame, 1-year Treasury bills rose 29 basis points (bps; 100 bps equals 1.00%) to yield 0.38%, 2-year Treasury note yields rose 21 bps to yield 0.74%, and 3-year Treasury note yields rose only 8 bps to yield 1.05%. Meanwhile, ultra-short-term yields were little changed at ultralow levels, anchored by the easy monetary policy.

Since the end of the financial crisis, structural changes in the fixed-income markets have reduced trading liquidity (the degree to which assets can be bought or sold without affecting the price). New regulations and capital requirements have caused traditional liquidity suppliers (banks and broker/dealers) to be more risk-averse and hold less inventory. Meanwhile, corporate-debt issuance has spiked as companies finance themselves at record-low yields, bond mutual funds hold larger amounts of this new debt supply, trading volumes are lower, and large-size trades are more

[1]	The Barclays U.S. 1–3 Year Government/Credit Bond Index is the one- to three-year component of the Barclays U.S. Government/Credit Bond Index that includes securities in the Government and Credit Indexes. The Government Index includes Treasuries (that is, public obligations of the U.S. Treasury that have remaining maturities of more than one year) and agencies (that is, publicly issued debt of U.S. government agencies, quasi-federal corporations, and corporate or foreign debt guaranteed by the U.S. government).The Credit Index includes publicly issued U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity, and quality requirements. You cannot invest directly in an index.

[2]	The Barclays 6-Month Treasury Bill Index tracks the performance and attributes of recently issued 6-month U.S. Treasury bills. The index follows Barclays’ monthly rebalancing conventions. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Advantage Short-Term Bond Fund	3

difficult to execute. However, fixed-income markets appear to have functioned well over the past year with sufficient liquidity and muted volatility.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Advantage Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest in Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future.

Notice to shareholders

At a meeting held on August 11–12, 2015, the Board of Trustees of the Fund approved a change in the name of the Fund whereby the word “Advantage” will be removed from its name, effective December 15, 2015.

For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

4	Wells Fargo Advantage Short-Term Bond Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks current income consistent with capital preservation.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Christopher Y. Kauffman, CFA

Jay N. Mueller, CFA

Noah Wise, CFA

Average annual total returns1 (%) as of August 31, 2015

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (SSTVX)	8-31-1999	(1.35)	1.12	2.78	0.66	1.53	2.98	0.81	0.73
Class C (WFSHX)	3-31-2008	(1.09)	0.75	2.20	(0.09)	0.75	2.20	1.56	1.48
Institutional Class (SSHIX)	8-31-1999	–	–	–	0.82	1.82	3.31	0.48	0.48
Investor Class (SSTBX)	8-31-1987	–	–	–	0.54	1.49	2.94	0.84	0.74
Barclays U.S. 1-3 Year Government /Credit Bond Index[4]	–	–	–	–	0.81	1.03	2.79	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 2.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Institutional Class and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest-rate changes and their impact on the Fund and its share price can be sudden and unpredictable. Loans are subject to risks similar to those associated with other below-investment-grade bond investments, such as credit risk (for example, risk of issuer default), below-investment-grade bond risk (for example, risk of greater volatility in value), and risk that the loan may become illiquid or difficult to price. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to foreign investment risk, high-yield securities risk, and mortgage- and asset-backed securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Advantage Short-Term Bond Fund	5

Growth of $10,000 investment[5] as of August 31, 2015

[1]	Effective June 20, 2008, Advisor Class was renamed Class A and modified to assume the features and attributes of Class A. Historical performance shown for Class A shares through June 19, 2008, includes Advisor Class expenses. Historical performance shown for Class C shares prior to their inception reflects the performance of Investor Class shares, adjusted to include the higher expenses applicable to Class C shares.

[2]	Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.01% in acquired fund fees and expenses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report, which do not include acquired fund fees and expenses.

[3]	The manager has contractually committed through December 31, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver at 0.72% for Class A, 1.47% for Class C, 0.48% for Institutional Class, and 0.73% for Investor Class. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower.

[4]	The Barclays U.S. 1-3 Year Government/Credit Bond Index is the one- to three-year component of the Barclays U.S. Government/Credit Bond Index that includes securities in the Government and Credit Indexes. The Government Index includes Treasuries (that is, public obligations of the U.S. Treasury that have remaining maturities of more than one year) and agencies (that is, publicly issued debt of U.S. government agencies, quasi-federal corporations, and corporate or foreign debt guaranteed by the U.S. government). The Credit Index includes publicly issued U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity, and quality requirements. You cannot invest directly in an index.

[5]	The chart compares the performance of Class A shares for the most recent 10 years with the performance of the Barclays 1-3 Year Government/Credit Index. The chart assumes a hypothetical investment of $10,000 in Class A shares and reflects all operating expenses and assumes the maximum initial sales charge of 2.00%.

[6]	The ten largest holdings, excluding cash and cash equivalents, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[7]	Amounts are calculated based on the total long-term investments of the Fund. These amounts are subject to change and may have changed since the date specified.

6	Wells Fargo Advantage Short-Term Bond Fund	Performance highlights (unaudited)

MANAGER’S DISCUSSION

Fund highlights

■	The Fund underperformed its benchmark, the Barclays U.S. 1–3 Year Government/Credit Bond Index, for the 12-month period that ended August 31, 2015.

■	The Fund’s overweight to corporate debt had a mixed impact on performance as the higher income generated by this sector was largely offset by spread widening.

■	The Fund’s holdings in asset-backed securities (ABS) generated positive excess returns, while mortgage-backed securities (MBS) turned in an uneven performance, with agency-guaranteed residential MBS outperforming Treasuries while commercial MBS generally lagged.

The economic climate remained benign.

The U.S. economy featured trend-like growth, a steadily improving labor market, and generally stable inflation over the past 12 months. Real gross domestic product growth averaged about 2.7% in the most recent four quarters as personal income gains supported consumption. In contrast, business investment softened, in part, due to weakness in the energy industry brought on by a collapse in global oil prices.

The labor market continued to tighten over the past 12 months, as evidenced by a full percentage point decline in the unemployment rate to 5.1%. Nonfarm payrolls expanded at an average pace of about 240,000 per month over the period. Following a persistent theme of this expansion, some of the improvement in the unemployment rate can be attributed to a decline in the labor force participation rate, which fell to 62.6% at the end of the period versus 62.8% a year ago.

The inflationary environment was mixed over the past 12 months as the drop in oil prices pushed the year-over-year change in the headline Consumer Price Index (CPI) down to 0.2% compared with a 1.7% headline inflation rate a year ago. Excluding food and energy, however, the CPI rose 1.8%, which is basically in line with the average rate of core inflation recorded over the past five years.

Monetary policy transitioned from maximal accommodation toward the beginning of a tightening cycle over the past 12 months. The Federal Open Market Committee (FOMC) completed its third round of asset purchases, also known as quantitative easing, in the fourth quarter of 2014, though the monetary authorities continue to reinvest the proceeds of maturing principal and interest payments from their existing portfolio. The FOMC’s overnight rate targets remained unchanged throughout the period, with the federal funds rate held to a range of 0.00% to 0.25%. The FOMC has said an initial hike to the federal funds target rate may be appropriate before the end of 2015, to be followed by a very gradual normalization of monetary policy.

Ten largest holdings[6] (%) as of August 31, 2015
Mercedes-Benz Auto Receivables Series 2015-1 Class A2A, 0.82%, 6-15-2018	1.21
Verizon Communications Incorporated, 1.35%, 6-9-2017	1.05
DIRECTV Holdings LLC, 2.40%, 3-15-2017	0.90
Chase Issuance Trust Series 2012-A9 Class A9, 0.35%, 10-16-2017	0.89
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2014-INN Class A, 1.12%, 6-15-2029	0.81
World Omni Automobile Lease Series 2015-A Class A2A, 1.06%, 5-15-2018	0.74
U.S. Treasury Note, 1.38%, 2-28-2019	0.74
Port Arthur TX Navigation District Motiva Enterprises Project, 0.30%, 11-1-2040	0.73
CNH Equipment Trust Series 2015-C Class A2A, 1.10%, 12-17-2018	0.71
Nissan Auto Lease Trust Series 2014-B Class A2A, 0.73%, 4-17-2017	0.68

The Fund remained overweight corporate notes and securitized debt.

During the period, the Fund maintained an overweight to short-term corporate notes and securitized debt while being underweight U.S. Treasuries and agency debentures. About half of Fund assets were invested in corporate debt securities, while the other primary sector commitment was to securitized debt: MBS pass-throughs, ABS, and collateralized mortgage obligations. We maintained the Fund’s duration near 1.85 years.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Advantage Short-Term Bond Fund	7

In this environment of trend-like growth, stable core inflation, and still accommodative monetary policy, we believe that the spread sectors, including both corporate credit and structured product, represented good value, particularly with spreads having widened in recent months. In our view, the spread widening has been more a function of supply concerns and global macro uncertainty than deterioration in domestic fundamentals. That said, corporate credit metrics have weakened in certain industries such as mineral extraction and energy, and management focus on rewarding shareholders has resulted in additional leverage in several industries.

Portfolio allocation[7] as of August 31, 2015

We expect a gradual rise in short-term interest rates.

The relatively benign domestic economic conditions described above are likely to result in a gradual upward bias toward interest rates. We believe the FOMC is likely to raise the federal funds target rate by 0.75% to 1.00% over the next 12 months, a result which is largely reflected in the current term structure of interest rates. Should market rates diverge from the policy path we think most likely, we will be prepared to modify our duration and yield-curve posture in response to the opportunities presented.

Please see footnotes on page 5.

8	Wells Fargo Advantage Short-Term Bond Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from March 1, 2015 to August 31, 2015.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 3-1-2015	Ending account value 8-31-2015	Expenses paid during the period¹	Net annualized expense ratio
Class A
Actual	$1,000.00	$1,002.87	$3.63	0.72%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.58	$3.67	0.72%
Class C
Actual	$1,000.00	$999.08	$7.41	1.47%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.80	$7.48	1.47%
Institutional Class
Actual	$1,000.00	$1,004.15	$2.37	0.47%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.84	$2.40	0.47%
Investor Class
Actual	$1,000.00	$1,001.67	$3.68	0.73%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.53	$3.72	0.73%

[1]	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—August 31, 2015	Wells Fargo Advantage Short-Term Bond Fund	9

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities: 11.80%
FDIC Series 2010-R1 Class A 144A	2.18%	5-25-2050	$2,142,734	$2,159,098
FDIC Series 2013-R1 Class A 144A	1.15	3-25-2033	1,504,578	1,487,239
FHLMC ±	2.41	9-1-2031	6,907	7,058
FHLMC ±	2.50	4-1-2032	57,160	60,439
FHLMC ±	2.65	7-1-2029	3,673	3,831
FHLMC ±	2.90	5-1-2026	94,252	99,119
FHLMC	3.00	2-15-2024	1,011,265	1,039,022
FHLMC	3.50	6-15-2038	1,128,391	1,180,655
FHLMC	4.50	5-15-2018	149,758	155,848
FHLMC	5.00	10-15-2032	266,851	272,616
FHLMC	6.00	10-1-2021	469,117	512,155
FHLMC	8.50	9-1-2017	39,937	40,785
FHLMC	9.00	8-1-2018	39,695	41,237
FHLMC	9.00	6-1-2019	43,038	45,550
FHLMC	9.00	10-1-2019	133,531	144,740
FHLMC	9.50	12-1-2022	89,990	96,765
FHLMC	10.50	1-1-2016	165	166
FHLMC	10.50	11-1-2017	408	434
FHLMC	10.50	8-1-2018	38,583	40,747
FHLMC	10.50	2-1-2019	887	974
FHLMC	10.50	4-1-2019	377	403
FHLMC	10.50	5-1-2019	377	414
FHLMC	10.50	6-1-2019	2,122	2,329
FHLMC	10.50	7-1-2019	892	974
FHLMC Series 2597 Series AE	5.50	4-15-2033	249,437	274,861
FHLMC Series 2631 Class LC	4.50	6-15-2018	331,234	344,703
FHLMC Series 2642 Class AR	4.50	7-15-2023	395,856	425,361
FHLMC Series 2656 Class BG	5.00	10-15-2032	1,186,564	1,235,856
FHLMC Series 2958 Class QD	4.50	4-15-2020	1,167,330	1,209,291
FHLMC Series 3266 Class D	5.00	1-15-2022	1,274,478	1,332,968
FHLMC Series 3609 Class LA	4.00	12-15-2024	482,248	500,591
FHLMC Series 3656 Class BH	3.00	12-15-2019	1,113,044	1,120,693
FHLMC Series 3778 Class BM	3.50	8-15-2028	458,126	469,869
FHLMC Series 3794 Class LK	3.00	2-15-2024	1,593,479	1,622,461
FHLMC Series 3855 Class HL	3.50	2-15-2026	387,887	402,516
FHLMC Series 3920 Class AB	3.00	9-15-2025	1,057,654	1,084,910
FHLMC Series T-42 Class A6	9.50	2-25-2042	477,216	591,280
FHLMC Series T-57 Class 2A1 ±	3.26	7-25-2043	49,317	52,026
FHLMC Series T-59 Class 2A1 ±	2.92	10-25-2043	1,280,981	1,325,055
FNMA ±	1.45	8-1-2034	703,669	716,975
FNMA ±	2.33	11-1-2031	66,489	69,841
FNMA ±	2.54	10-1-2036	3,388,500	3,608,121
FNMA ±	2.64	7-1-2036	2,155,676	2,303,621
FNMA	2.73	10-1-2017	2,996,982	3,078,700
FNMA	2.93	12-1-2017	2,335,559	2,411,432
FNMA	3.34	4-1-2016	948,771	953,218
FNMA	3.34	9-1-2017	1,391,742	1,446,763
FNMA	3.50	10-1-2023	1,373,322	1,449,795
FNMA	3.50	11-1-2023	826,658	872,697
FNMA	3.69	6-1-2017	3,324,021	3,476,462

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage Short-Term Bond Fund	Portfolio of investments—August 31, 2015

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA	3.74%	5-1-2018	$2,233,156	$2,365,664
FNMA	4.00	6-25-2026	1,266,046	1,348,638
FNMA	4.00	8-25-2037	1,069,548	1,097,864
FNMA	5.00	3-25-2034	57,761	57,828
FNMA	5.09	2-1-2016	845,176	844,936
FNMA	5.39	1-1-2018	951,359	992,756
FNMA	5.50	8-25-2034	1,943,655	2,039,584
FNMA	6.00	4-1-2021	570,046	597,876
FNMA	6.00	3-1-2033	764,216	873,789
FNMA	6.28	11-1-2018	535,136	547,244
FNMA	6.50	8-1-2031	429,121	503,818
FNMA	7.60	8-1-2018	196,710	196,604
FNMA	8.00	4-1-2017	58,751	60,625
FNMA	8.00	9-1-2019	30,707	32,496
FNMA	8.00	9-1-2023	6,631	7,054
FNMA	8.33	7-15-2020	22,960	25,279
FNMA	8.50	7-1-2018	29,015	30,659
FNMA	8.50	2-1-2023	27,717	28,069
FNMA	9.00	2-15-2020	1,013	1,163
FNMA	9.00	11-1-2024	89,540	100,812
FNMA	11.00	10-15-2020	7,233	7,410
FNMA Grantor Trust Series 2002-T12 Class A4	9.50	5-25-2042	755,859	941,915
FNMA Series 1989-29 Class Z	10.00	6-25-2019	72,380	80,203
FNMA Series 1989-63 Class Z	9.40	10-25-2019	30,599	32,968
FNMA Series 2002-T1 Class A4	9.50	11-25-2031	63,772	77,401
FNMA Series 2003-15 Class CB	5.00	3-25-2018	667,484	691,084
FNMA Series 2003-41 Class PE	5.50	5-25-2023	1,090,208	1,176,411
FNMA Series 2003-W11 Class A1 ±	3.46	6-25-2033	16,748	17,548
FNMA Series 2003-W6 Class 6A ±	3.13	8-25-2042	1,218,543	1,313,188
FNMA Series 2003-W6 Class PT4 ±	8.67	10-25-2042	103,762	126,863
FNMA Series 2004-32 Class AY	4.00	5-25-2019	301,167	311,378
FNMA Series 2004-90 Class XY	4.00	9-25-2034	735,546	762,350
FNMA Series 2006-48 Class TD	5.50	12-25-2034	93,311	93,632
FNMA Series 2008-53 Class CA	5.00	7-25-2023	848,783	886,619
FNMA Series 2009-M01 Class A2	4.29	7-25-2019	1,334,742	1,445,791
FNMA Series 2011-133 Class A	3.50	6-25-2029	1,544,676	1,603,652
FNMA Series 2011-17 Class ED	3.50	7-25-2025	384,620	398,712
FNMA Series 2011-39 Class CA	3.00	5-25-2024	415,137	425,295
FNMA Series 2011-66 Class BE	3.00	3-25-2025	852,700	873,169
FNMA Series 2011-71 Class DJ	3.00	3-25-2025	1,675,168	1,714,684
FNMA Series G95-2 Class IO ±(c)	10.00	5-25-2020	88,712	4,876
GNMA	4.00	8-16-2023	516,761	539,741
GNMA	4.50	4-20-2035	523,963	552,896
GNMA	8.00	12-15-2023	31,082	36,136
GNMA	9.00	11-15-2017	15,895	16,495
GNMA	9.00	11-15-2024	21,088	23,906
GNMA	10.00	2-20-2018	5,496	5,735
GNMA Series 2008-36 Class AN	4.25	10-16-2022	431,838	440,173
GNMA Series 2008-36 Class NA	4.25	10-16-2022	908,794	926,071
GNMA Series 2010-6 Class EA	4.00	9-16-2023	592,498	612,530

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2015	Wells Fargo Advantage Short-Term Bond Fund	11

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
GNMA Series 2010-89 Class DG	3.00%	12-20-2035	$777,480	$783,903
GNMA Series 2011-82 Class HT	2.00	7-16-2036	261,521	263,749
GNMA Series 2012-19 Class A	1.83	3-16-2039	4,095,874	4,116,693

Total Agency Securities (Cost $72,068,506)				72,828,599

Asset-Backed Securities: 10.45%
Ally Auto Receivables Trust Series 2015-1 Class A2	0.92	2-15-2018	4,000,000	4,000,604
ASG Resecuritization Trust Series 2009-4 Class A60 144A	6.00	6-28-2037	172,700	173,808
Carmax Auto Owner Trust Series 2015-3 Class A2A	1.10	11-15-2018	3,000,000	3,001,917
Chase Issuance Trust Series 2012-A9 Class A9 ±	0.35	10-16-2017	5,500,000	5,500,000
Citibank Credit Card Issuance Trust Series 2012-A1 Class A1	0.55	10-10-2017	3,000,000	3,000,030
Delta Air Lines Incorporated 2012-1 Series A Pass-Through Trust	4.75	11-7-2021	2,495,131	2,594,936
Ford Credit Auto Lease Trust Series 2014-B Class A2A	0.51	3-15-2017	2,359,280	2,357,886
GE Equipment Transportation LLC Series 2015-1 Class A2	0.89	11-24-2017	1,430,000	1,430,877
GM Financial Automobile Leasing Trust Series 2015-2 Class A2A	1.18	4-20-2018	4,050,000	4,057,173
GMF Floorplan Owner Revolving Trust Series 2015-1 Class A1 144A	1.65	5-15-2020	2,050,000	2,036,948
Home Equity Asset Trust Series 2003-6 Class M1 ±	1.25	2-25-2034	1,408,946	1,331,059
Honda Auto Receivables Owner Trust Series 2014-3 Class A2	0.48	12-15-2016	1,439,284	1,438,435
Honda Auto Receivables Owner Trust Series 2015-3 Class A2	0.92	11-20-2017	3,280,000	3,280,292
Hyundai Auto Lease Securitization Trust Series 2014-A Class A2 144A	0.52	7-15-2016	170,051	170,037
Hyundai Auto Lease Securitization Trust Series 2015-B Class A2A 144A	0.95	12-15-2017	3,300,000	3,302,729
Hyundai Auto Receivables Trust Series 2013-B Class A3	0.71	9-15-2017	1,925,602	1,925,910
Leaf II Receivables Funding LLC Series 2015-1 Class A2 144A	1.13	3-15-2017	1,400,000	1,397,217
Mercedes-Benz Auto Lease Trust Series 2014-A Class A2A	0.48	6-15-2016	498,572	498,557
Mercedes-Benz Auto Receivables Series 2015-1 Class A2A	0.82	6-15-2018	7,500,000	7,481,453
Nissan Auto Lease Trust Series 2014-B Class A2A	0.73	4-17-2017	4,213,687	4,213,611
Susquehanna Auto Receivables Trust Series 2014-1A Class A2 144A	0.58	10-17-2016	639,696	639,384
US Airway 2010-1 Series B Pass-Through Trust	8.50	10-22-2018	1,099,772	1,176,756
Volkswagen Auto Lease Trust Series 2015-A Class A2A	0.87	6-20-2017	3,374,427	3,374,106
Volvo Financial Equipment LLC Series 2014-1A Class A2 144A	0.54	11-15-2016	1,565,313	1,564,845
World Omni Automobile Lease Series 2015-A Class A2A	1.06	5-15-2018	4,600,000	4,598,542

Total Asset-Backed Securities (Cost $64,768,112)				64,547,112

Corporate Bonds and Notes: 35.31%

Consumer Discretionary: 2.70%

Automobiles: 0.48%
Ford Motor Company	6.50	8-1-2018	2,667,000	2,971,374

Media: 1.70%
CCO Safari II LLC 144A	3.58	7-23-2020	3,000,000	2,990,640
Cox Communications Incorporated	5.50	10-1-2015	2,000,000	2,007,528
DIRECTV Holdings LLC	2.40	3-15-2017	5,495,000	5,530,981

				10,529,149

Specialty Retail: 0.52%
International Game Technology	7.50	6-15-2019	3,000,000	3,210,000

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage Short-Term Bond Fund	Portfolio of investments—August 31, 2015

Security name	Interest rate	Maturity date	Principal	Value

Consumer Staples: 1.31%

Beverages: 0.17%
Constellation Brands Incorporated	7.25%	9-1-2016	$1,000,000	$1,047,500

Food Products: 1.14%
J.M. Smucker Company 144A	1.75	3-15-2018	3,000,000	2,995,929
Kraft Heinz Foods Company 144A	2.00	7-2-2018	2,000,000	1,997,342
Tyson Foods Incorporated	6.60	4-1-2016	1,995,000	2,057,434

				7,050,705

Energy: 3.38%

Energy Equipment & Services: 1.02%
SESI LLC	6.38	5-1-2019	3,000,000	2,985,000
Spectra Energy Capital Company	6.20	4-15-2018	3,000,000	3,281,499

				6,266,499

Oil, Gas & Consumable Fuels: 2.36%
Boardwalk Pipelines LLC	5.88	11-15-2016	1,000,000	1,035,107
DCP Midstream Operating Company	2.50	12-1-2017	3,000,000	2,834,481
Enterprise Products Operating LLC	5.25	1-31-2020	2,010,000	2,207,472
Kinder Morgan Incorporated	3.05	12-1-2019	3,500,000	3,442,086
Pioneer Natural Resources Company	5.88	7-15-2016	2,940,000	3,048,677
Weatherford Bermuda Company	5.50	2-15-2016	2,000,000	2,014,144

				14,581,967

Financials: 16.15%

Banks: 4.36%
Associated Banc Corporation	5.13	3-28-2016	2,000,000	2,041,426
Australia and New Zealand Banking Group Limited 144A	2.40	11-23-2016	3,000,000	3,050,574
Bank of America Corporation	6.50	8-1-2016	3,000,000	3,140,997
Citigroup Incorporated	5.38	8-9-2020	2,000,000	2,231,040
JPMorgan Chase & Company	2.25	1-23-2020	1,500,000	1,480,451
Merrill Lynch & Company Incorporated	5.30	9-30-2015	1,400,000	1,404,556
PNC Bank NA	1.50	2-23-2018	3,000,000	2,975,547
Santander Holdings USA	4.63	4-19-2016	2,000,000	2,043,712
UBS AG	5.88	7-15-2016	3,000,000	3,109,458
Union Bank NA	5.95	5-11-2016	3,325,000	3,430,137
US Bancorp NA	3.44	2-1-2016	2,000,000	2,018,204

				26,926,102

Capital Markets: 2.27%
Ameriprise Financial Incorporated	5.65	11-15-2015	2,000,000	2,020,308
Bear Stearns Companies LLC	5.55	1-22-2017	3,875,000	4,076,089
Goldman Sachs Group Incorporated	6.15	4-1-2018	2,965,000	3,267,406
Lazard Group LLC	6.85	6-15-2017	538,000	582,317
Morgan Stanley	1.88	1-5-2018	2,045,000	2,044,941
Morgan Stanley	2.20	12-7-2018	2,000,000	2,008,184

				13,999,245

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2015	Wells Fargo Advantage Short-Term Bond Fund	13

Security name	Interest rate	Maturity date	Principal	Value

Consumer Finance: 3.56%
Daimler Finance NA LLC 144A	1.65%	3-2-2018	$3,000,000	$2,978,997
Discover Financial Services Company	6.45	6-12-2017	3,000,000	3,244,713
Ford Motor Credit Company	5.63	9-15-2015	1,000,000	1,001,569
General Motors Financial Company	3.15	1-15-2020	3,000,000	2,962,137
Harley-Davidson Financial Services Incorporated 144A	2.70	3-15-2017	3,000,000	3,060,690
Murray Street Investment Trust I	4.65	3-9-2017	4,000,000	4,167,076
Navient Corporation	3.88	9-10-2015	1,500,000	1,492,500
Toll Brothers Finance Corporation	8.91	10-15-2017	2,710,000	3,055,525

				21,963,207

Diversified Financial Services: 1.92%
McGraw Hill Financial Incorporated 144A	2.50	8-15-2018	550,000	552,853
McGraw Hill Financial Incorporated	5.90	11-15-2017	3,500,000	3,792,670
Moody’s Corporation	2.75	7-15-2019	3,000,000	3,036,252
Raymond James Financial Incorporated	4.25	4-15-2016	2,000,000	2,039,056
Toll Road Investors Partnership II LP 144A¤	0.00	2-15-2016	2,500,000	2,450,855

				11,871,686

Insurance: 2.92%
Genworth Financial Incorporated	8.63	12-15-2016	2,000,000	2,112,500
Lincoln National Corporation	8.75	7-1-2019	2,426,000	2,970,693
MetLife Insurance Company 144A	7.70	11-1-2015	3,000,000	3,030,525
Platinum Underwriters Finance Incorporated Series B	7.50	6-1-2017	3,070,000	3,335,331
Reliance Standard 144A	2.38	5-4-2020	2,000,000	1,972,164
Symetra Financial Corporation 144A	6.13	4-1-2016	3,000,000	3,075,204
Unum Group 144A	6.85	11-15-2015	1,533,000	1,550,824

				18,047,241

REITs: 1.12%
American Tower Corporation	4.50	1-15-2018	2,700,000	2,833,007
ARC Properties Operating Partnership LP	2.00	2-6-2017	1,085,000	1,059,231
Realty Income Corporation	2.00	1-31-2018	3,000,000	3,018,876

				6,911,114

Health Care: 1.66%

Biotechnology: 1.00%
Biogen Idec Incorporated	6.88	3-1-2018	3,262,000	3,655,707
Celgene Corporation	2.13	8-15-2018	2,500,000	2,500,438

				6,156,145

Health Care Equipment & Supplies: 0.22%
Zimmer Holdings Incorporated	1.45	4-1-2017	1,370,000	1,365,995

Health Care Providers & Services: 0.44%
UnitedHealth Group Incorporated	1.45	7-17-2017	1,375,000	1,376,048
UnitedHealth Group Incorporated	1.90	7-16-2018	1,375,000	1,378,560

				2,754,608

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage Short-Term Bond Fund	Portfolio of investments—August 31, 2015

Security name	Interest rate	Maturity date	Principal	Value

Industrials: 2.54%

Aerospace & Defense: 0.52%
L-3 Communications Corporation	5.20%	10-15-2019	$3,000,000	$3,210,849

Building Products: 0.02%
Owens Corning Incorporated	6.50	12-1-2016	148,000	156,276

Commercial Services & Supplies: 0.37%
Boardwalk Pipelines LLC	5.20	6-1-2018	2,179,000	2,258,799

Machinery: 1.03%
CNH Capital LLC	3.25	2-1-2017	1,760,000	1,749,000
CNH Capital LLC	3.88	11-1-2015	1,145,000	1,145,000
SPX Corporation	6.88	9-1-2017	3,250,000	3,461,250

				6,355,250

Road & Rail: 0.60%
JB Hunt Transportation Services Company	3.38	9-15-2015	3,700,000	3,703,563

Information Technology: 1.80%

IT Services: 0.44%
The Western Union Company	2.38	12-10-2015	2,700,000	2,708,718

Semiconductors & Semiconductor Equipment: 0.55%
KLA-Tencor Corporation	2.38	11-1-2017	1,365,000	1,373,810
KLA-Tencor Corporation	3.38	11-1-2019	2,000,000	2,042,596

				3,416,406

Software: 0.81%
CA Incorporated	3.60	8-1-2020	2,000,000	2,004,548
Fidelity National Information Services Incorporated	2.00	4-15-2018	2,000,000	1,964,990
Symantec Corporation	2.75	9-15-2015	1,000,000	1,000,389

				4,969,927

Materials: 1.02%

Construction Materials: 0.53%
Martin Marietta Material ±	1.38	6-30-2017	3,310,000	3,287,859

Metals & Mining: 0.49%
Glencore Funding LLC 144A	1.70	5-27-2016	3,000,000	2,991,849

Telecommunication Services: 2.16%

Diversified Telecommunication Services: 2.16%
AT&T Incorporated	2.45	6-30-2020	1,000,000	990,562
Clearwire Communications LLC 144A	14.75	12-1-2016	2,710,000	3,089,400
Crown Castle Towers LLC 144A	5.50	1-15-2037	2,695,000	2,770,948
Verizon Communications Incorporated	1.35	6-9-2017	6,479,000	6,457,850

				13,308,760

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2015	Wells Fargo Advantage Short-Term Bond Fund	15

Security name	Interest rate	Maturity date	Principal	Value

Utilities: 2.59%

Electric Utilities: 2.59%
Dayton Power & Light Company	1.88%	9-15-2016	$4,000,000	$4,006,572
FPL Group Capital Incorporated	2.60	9-1-2015	3,000,000	3,000,000
Monongahela Power Company 144A	5.70	3-15-2017	3,000,000	3,173,643
NextEra Energy Capital Holdings Incorporated	2.06	9-1-2017	2,725,000	2,732,739
Progress Energy Incorporated	5.63	1-15-2016	3,000,000	3,051,627

				15,964,581

Total Corporate Bonds and Notes (Cost $218,840,093)				217,985,374

Municipal Obligations: 4.08%

California: 1.03%
California Public Works Board Lease Series E (Miscellaneous Revenue)	3.68	12-1-2015	2,960,000	2,979,743
San Bernardino County CA Financing Authority (Miscellaneous Revenue, National Insured) ¤	0.00	8-1-2017	3,500,000	3,366,265

				6,346,008

Florida: 0.23%
Village Center Florida Community Development District Utility (Water & Sewer Revenue) 144A	1.60	10-1-2016	1,445,000	1,443,179

Illinois: 0.30%
Chicago IL (Tax Revenue)	6.30	12-1-2021	1,800,000	1,865,538

Michigan: 0.32%
Michigan Finance Authority Series D5 (Water & Sewer Revenue)	2.85	7-1-2019	2,000,000	1,973,460

New Jersey: 0.95%
New Jersey EDA Series B (Miscellaneous Revenue, AGM Insured) ¤	0.00	2-15-2018	3,000,000	2,785,440
New Jersey EDA Series B (Lease Revenue, AGM Insured) ¤	0.00	2-15-2019	3,500,000	3,101,385

				5,886,825

Oregon: 0.52%
Portland OR Taxable Pension (GO Revenue) ±(m)(n)	0.23	6-1-2019	3,350,000	3,203,438

Texas: 0.73%
Port Arthur TX Navigation District Motiva Enterprises Project (Industrial Development Revenue) ø	0.30	11-1-2040	4,500,000	4,500,000

Total Municipal Obligations (Cost $25,250,303)				25,218,448

Non-Agency Mortgage-Backed Securities: 10.17%
Bank of America Mortgage Securities Series 2002-K Class 3A1 ±	2.63	10-20-2032	20,318	20,462
Bear Stearns Commercial Mortgage Securities Incorporated Series 2005-T20 Class A4A ±	5.26	10-12-2042	28,621	28,591
CNH Equipment Trust Series 2014-A Class A2	0.49	6-15-2017	641,722	641,396
CNH Equipment Trust Series 2015-C Class A2A	1.10	12-17-2018	4,400,000	4,402,028

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage Short-Term Bond Fund	Portfolio of investments—August 31, 2015

Security name	Interest rate	Maturity date	Principal	Value

Non-Agency Mortgage-Backed Securities (continued)
Commercial Mortgage Trust Series 2010-C1 Class A1 144A	3.16%	7-10-2046	$689,097	$688,735
Commercial Mortgage Trust Series 2012-CR2 Class A1	0.82	8-15-2045	1,200,712	1,197,242
Commercial Mortgage Trust Series 2013-FL3 Class B 144A±	2.35	10-13-2028	3,000,000	2,988,885
Commercial Mortgage Trust Series 2014-BBG Class A 144A±	1.00	3-15-2029	2,100,000	2,088,200
ContiMortgage Home Equity Trust Series 1996-2 ±(c)(i)	6.97	7-15-2027	820,871	17,073
Countrywide Home Loans Mortgage Pass-Through Trust Series 2001-HYB1 Class 2A1 ±	2.00	6-19-2031	305,637	276,286
Credit Suisse Mortgage Capital Certificates Series 2006-C5 Class A3	5.31	12-15-2039	1,178,141	1,209,548
Drexel Burnham Lambert CMO Trust Series T Class 4	8.45	9-20-2019	48,083	50,377
EquiFirst Mortgage Loan Trust Series 2003-2 Class 3A3 ±	1.32	9-25-2033	531,499	508,881
Equity Mortgage Trust Series 2014-INNS Class A 144A±	1.04	5-8-2031	3,059,884	3,038,192
FedEx Corporation 1998 Series 981C Pass-Through Certificates	7.02	1-15-2016	605,317	620,450
Golden National Mortgage Asset-Backed Certificates Series 1998-GN1 Class M2 (i)(s)	8.02	2-25-2027	34,322	34,294
Greenwich Capital Commercial Funding Corporation Series 2007-GG9 Class A4	5.44	3-10-2039	2,651,572	2,766,900
GS Mortgage Securities Trust Series 2014-GSFL Class A 144A±	1.20	7-15-2031	2,459,841	2,452,555
GSMPS Mortgage Loan Trust Series 1998-1 Class A 144A±	8.00	9-19-2027	290,404	296,332
GSMPS Mortgage Loan Trust Series 2006-RP2 Class 1AF1 144A±	0.60	4-25-2036	1,102,666	921,729
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2006-CB16 Class A4	5.55	5-12-2045	969,954	986,393
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2007-CB18 Class A4	5.44	6-12-2047	2,645,145	2,752,892
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2014-INN Class A 144A±	1.12	6-15-2029	5,000,000	4,986,235
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2014-PHH Class A 144A±	1.39	8-15-2027	3,000,000	3,005,979
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2015-CSMO Class A 144A±	1.44	1-15-2032	3,300,000	3,288,599
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2015-FL7 Class A 144A±	1.44	5-15-2028	2,446,867	2,446,571
JPMorgan Chase Commercial Mortgage Securities Trust Series 2005-LDP5 Class A4 ±	5.41	12-15-2044	1,072,983	1,071,717
JPMorgan Chase Commercial Mortgage Trust Series 2007-LDPX Class AM ±	5.46	1-15-2049	3,300,000	3,388,358
Lehman Brothers UBS Commercial Mortgage Trust Series 2007-C6 Class A4 ±	5.86	7-15-2040	2,754,891	2,872,103
Macquarie Equipment Funding Trust Series 2014-A Class A2 144A	0.80	11-21-2016	2,997,694	2,998,714
Master Mortgages Trust Series 2002-3 Class 4A1 ±	2.63	10-25-2032	9,166	9,159
Morgan Stanley Capital I Series 2006-HQ8 Class A4 ±	5.58	3-12-2044	1,657,420	1,660,396
Morgan Stanley Capital I Series 2007-IQ Class A4	5.81	12-12-2049	2,528,722	2,693,674
NCUA Guaranteed Notes Program Series 2010-C1 Class A2	2.90	10-29-2020	913,625	919,904
NCUA Guaranteed Notes Program Series 2010-C1 Class APT	2.65	10-29-2020	1,757,193	1,764,287
Nomura Asset Acceptance Corporation Series 2005-AR1 Class 1A1 ±	2.48	2-25-2035	501,874	500,655
SBA Tower Trust Series 2014-1A Class C 144A	2.90	10-15-2044	3,000,000	2,984,232
Structured Mortgage Asset Residential Trust Series 1992-5B Class BO ¤(i)	0.00	6-25-2023	6,734	6,565
Wilshire Funding Corporation Series 1996-3 Class M2 ±	7.15	8-25-2032	86,024	84,311
Wilshire Funding Corporation Series 1996-3 Class M3 ±	7.15	8-25-2032	87,621	84,419
Wilshire Funding Corporation Series 1998-2 Class M1 ±	2.00	12-28-2037	29,932	29,325

Total Non-Agency Mortgage-Backed Securities (Cost $63,350,532)				62,782,644

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2015	Wells Fargo Advantage Short-Term Bond Fund	17

Security name	Dividend yield		Shares	Value

Preferred Stocks: 0.24%

Financials: 0.24%

Banks: 0.24%
Huntington Bancshares ±(a)(i)	3.92%		80,000	$1,503,402

Total Preferred Stocks (Cost $1,958,484)				1,503,402

	Interest rate	Maturity date	Principal

U.S. Treasury Securities: 1.22%
U.S. Treasury Note	1.38	2-28-2019	$4,530,000	4,548,048
U.S. Treasury Note	1.38	4-30-2020	2,985,000	2,966,421

Total U.S. Treasury Securities (Cost $7,469,714)				7,514,469

Yankee Corporate Bonds and Notes: 14.91%

Consumer Discretionary: 1.08%

Media: 0.50%
British Sky Broadcasting Group plc 144A	6.10	2-15-2018	2,838,000	3,096,400

Specialty Retail: 0.58%
Seagate HDD Cayman Company	3.75	11-15-2018	3,500,000	3,597,990

Consumer Staples: 0.57%

Food & Staples Retailing: 0.57%
Tesco plc 144A	2.70	1-5-2017	3,470,000	3,492,312

Energy: 2.29%

Energy Equipment & Services: 0.45%
Noble Corporation	4.00	3-16-2018	2,800,000	2,764,888

Oil, Gas & Consumable Fuels: 1.84%
Ecopetrol SA	4.25	9-18-2018	3,000,000	3,084,150
Korea National Oil Corporation 144A	2.75	1-23-2019	3,000,000	3,041,154
Petrobras Global Finance Company	3.25	3-17-2017	2,065,000	1,978,477
Transocean Incorporated	5.55	12-15-2016	3,235,000	3,243,896

				11,347,677

Financials: 9.18%

Banks: 5.99%
Abbey National Treasury Services plc	2.38	3-16-2020	3,000,000	2,986,392
Bank of Nova Scotia 144A	1.65	10-29-2015	3,430,000	3,435,728
Banque Federative du Credit Mutuel SA 144A	1.70	1-20-2017	2,850,000	2,859,773
BPCE SA	1.61	7-25-2017	3,000,000	3,008,472
Canadian Imperial Bank 144A	2.75	1-27-2016	3,000,000	3,025,947
Corporacion Andina De Fomento	3.75	1-15-2016	3,385,000	3,418,725
Experian Finance plc 144A	2.38	6-15-2017	3,800,000	3,822,355
HBOS plc 144A	6.75	5-21-2018	2,000,000	2,206,678
ING Bank NV 144A	1.80	3-16-2018	3,000,000	2,991,978
Lloyds Bank plc	2.00	8-17-2018	1,000,000	999,343

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage Short-Term Bond Fund	Portfolio of investments—August 31, 2015

Security name	Interest rate	Maturity date	Principal	Value

Banks (continued)
Macquarie Bank Limited 144A«	2.85%	7-29-2020	$3,000,000	$3,022,815
Swedbank Hypotek 144A	2.13	8-31-2016	3,000,000	3,037,257
Westpac Banking Corporation 144A	5.30	10-15-2015	2,150,000	2,162,242

				36,977,705

Diversified Financial Services: 0.75%
Credit Suisse New York	6.00	2-15-2018	1,500,000	1,632,300
Shell International Finance BV	2.13	5-11-2020	3,000,000	2,978,715

				4,611,015

Insurance: 1.46%
Allied World Assurance Company	7.50	8-1-2016	3,000,000	3,159,921
Endurance Specialty Holdings Limited	6.15	10-15-2015	2,850,000	2,866,781
QBE Insurance Group Limited 144A	2.40	5-1-2018	2,985,000	3,004,883

				9,031,585

Real Estate Management & Development: 0.98%
Deutsche Annington Finance BV 144A	3.20	10-2-2017	4,000,000	4,064,148
Korea Land & Housing Corporation 144A	1.88	8-2-2017	2,000,000	2,004,408

				6,068,556

Health Care: 0.48%

Pharmaceuticals: 0.48%
Perrigo Company plc	1.30	11-8-2016	3,000,000	2,981,754

Information Technology: 0.48%

Semiconductors & Semiconductor Equipment: 0.48%
TSMC Global Limited 144A	1.63	4-3-2018	3,035,000	2,988,971

Telecommunication Services: 0.33%

Wireless Telecommunication Services: 0.33%
Telefonica Moviles Chile SA 144A	2.88	11-9-2015	2,000,000	2,004,638

Utilities: 0.50%

Multi-Utilities: 0.50%
Korea Western Power Company 144A	3.13	5-10-2017	3,000,000	3,066,930

Total Yankee Corporate Bonds and Notes (Cost $92,110,089)				92,030,421

	Yield		Shares
Short-Term Investments: 11.79%

Investment Companies: 11.69%
Securities Lending Cash Investments, LLC (l)(r)(u)	0.15		2,921,975	2,921,975
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.15		69,257,438	69,257,438

				72,179,413

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2015	Wells Fargo Advantage Short-Term Bond Fund	19

Security name	Interest rate	Maturity date	Principal	Value
U.S. Treasury Securities: 0.10%
U.S. Treasury Bill #(z)	0.03%	9-17-2015	$625,000	$624,999

Total Short-Term Investments (Cost $72,804,403)				72,804,412

Total investments in securities (Cost $618,620,236) *	99.97%	617,214,881
Other assets and liabilities, net	0.03	204,608

Total net assets	100.00%	$617,419,489

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

±	Variable rate investment. The rate shown is the rate in effect at period end.

(c)	Investment in an interest-only security entitles holders to receive only the interest payments on the underlying mortgages. The principal amount shown is the notional amount of the underlying mortgages. The rate represents the coupon rate.

¤	The security is issued in zero coupon form with no periodic interest payments.

(m)	The security is an auction-rate security which has an interest rate that resets at predetermined short-term intervals through a Dutch auction. The rate shown is the rate in effect at period end.

(n)	The auction to set the interest rate on the security failed at period end due to insufficient investor interest. A failed auction does not itself cause a default.

ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.
(i)	Illiquid security for which the designation as illiquid is unaudited.

(s)	The security is currently in default with regards to scheduled interest and/or principal payments. The Fund has stopped accruing interest on the security.
(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.

«	All or a portion of this security is on loan.

(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.

(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

(z)	Zero coupon security. The rate represents the current yield to maturity.

*	Cost for federal income tax purposes is $618,620,236 and unrealized gains (losses) consists of:

Gross unrealized gains	$2,172,898
Gross unrealized losses	(3,578,253)

Net unrealized losses	$(1,405,355)

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Advantage Short-Term Bond Fund	Statement of assets and liabilities —August 31, 2015

Assets
Investments
In unaffiliated securities (including $2,860,108 of securities loaned), at value (cost $546,440,823)	$545,035,468
In affiliated securities, at value (cost $72,179,413)	72,179,413

Total investments, at value (cost $618,620,236)	617,214,881
Cash	22,772
Receivable for investments sold	1,985,420
Principal paydown receivable	11,665
Receivable for Fund shares sold	672,742
Receivable for interest	3,840,802
Receivable for securities lending income	1,334
Receivable for daily variation margin on open futures contracts	23,250
Prepaid expenses and other assets	47,316

Total assets	623,820,182

Liabilities
Dividends payable	149,183
Payable for investments purchased	2,238,207
Payable for Fund shares redeemed	613,146
Payable upon receipt of securities loaned	2,921,975
Payable for daily variation margin on open futures contracts	112,472
Management fee payable	160,131
Distribution fee payable	7,505
Administration fees payable	69,185
Accrued expenses and other liabilities	128,889

Total liabilities	6,400,693

Total net assets	$617,419,489

NET ASSETS CONSIST OF
Paid-in capital	$616,745,319
Undistributed net investment income	43,132
Accumulated net realized gains on investments	2,460,648
Net unrealized losses on investments	(1,829,610)

Total net assets	$617,419,489

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$65,454,334
Shares outstanding – Class A1	7,463,506
Net asset value per share – Class A	$8.77
Maximum offering price per share – Class A2	$8.95
Net assets – Class C	$11,508,498
Shares outstanding – Class C1	1,313,898
Net asset value per share – Class C	$8.76
Net assets – Institutional Class	$306,832,279
Shares outstanding – Institutional Class[1]	34,977,735
Net asset value per share – Institutional Class	$8.77
Net assets – Investor Class	$233,624,378
Shares outstanding – Investor Class[1]	26,654,285
Net asset value per share – Investor Class	$8.76

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/98 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statement of operations —year ended August 31, 2015	Wells Fargo Advantage Short-Term Bond Fund	21

Investment income
Interest (net of foreign interest withholding taxes of $1,572)	$10,841,682
Dividends	58,964
Income from affiliated securities	54,542
Securities lending income, net	1,468

Total investment income	10,956,656

Expenses
Management fee	2,215,503
Administration fees
Class A	98,472
Class C	21,200
Institutional Class	255,953
Investor Class	452,703
Shareholder servicing fees
Class A	153,863
Class C	33,125
Investor Class	594,379
Distribution fee
Class C	99,376
Custody and accounting fees	41,548
Professional fees	52,372
Registration fees	61,137
Shareholder report expenses	44,070
Trustees’ fees and expenses	9,642
Other fees and expenses	13,170

Total expenses	4,146,513
Less: Fee waivers and/or expense reimbursements	(227,890)

Net expenses	3,918,623

Net investment income	7,038,033

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains on:
Unaffiliated securities	638,758
Futures transactions	1,937,754

Net realized gains on investments	2,576,512

Net change in unrealized gains (losses) on:
Unaffiliated securities	(4,358,266)
Futures transactions	(536,619)

Net change in unrealized gains (losses) on investments	(4,894,885)

Net realized and unrealized gains (losses) on investments	(2,318,373)

Net increase in net assets resulting from operations	$4,719,660

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo Advantage Short-Term Bond Fund	Statement of changes in net assets

	Year ended August 31, 2015		Year ended August 31, 2014

Operations
Net investment income		$7,038,033		$8,049,360
Net realized gains on investments		2,576,512		1,660,981
Net change in unrealized gains (losses) on investments		(4,894,885)		2,395,846

Net increase in net assets resulting from operations		4,719,660		12,106,187

Distributions to shareholders from
Net investment income
Class A		(611,894)		(785,936)
Class C		(32,258)		(61,579)
Institutional Class		(4,040,692)		(4,551,352)
Investor Class		(2,344,424)		(2,784,889)
Net realized gains
Class A		(151,151)		0
Class C		(33,347)		0
Institutional Class		(806,358)		0
Investor Class		(572,046)		0

Total distributions to shareholders		(8,592,170)		(8,183,756)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	4,914,966	43,266,990	4,711,737	41,479,785
Class C	335,725	2,949,884	485,053	4,264,729
Institutional Class	20,218,812	177,920,421	22,820,784	201,021,960
Investor Class	4,502,556	39,601,187	5,760,381	50,701,458

		263,738,482		297,467,932

Reinvestment of distributions
Class A	75,345	662,376	76,536	674,307
Class C	5,808	50,955	5,618	49,419
Institutional Class	327,146	2,877,470	303,096	2,671,966
Investor Class	313,223	2,752,124	295,606	2,603,622

		6,342,925		5,999,314

Payment for shares redeemed
Class A	(4,323,667)	(38,041,780)	(5,499,067)	(48,464,493)
Class C	(713,141)	(6,266,736)	(710,751)	(6,249,544)
Institutional Class	(23,028,729)	(202,625,671)	(16,348,750)	(144,017,590)
Investor Class	(6,220,552)	(54,684,744)	(6,315,079)	(55,569,852)

		(301,618,931)		(254,301,479)

Net increase (decrease) in net assets resulting from capital share transactions		(31,537,524)		49,165,767

Total increase (decrease) in net assets		(35,410,034)		53,088,198

Net assets
Beginning of period		652,829,523		599,741,325

End of period		$617,419,489		$652,829,523

Undistributed net investment income		$43,132		$34,367

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Short-Term Bond Fund	23

(For a share outstanding throughout each period)

	Year ended August 31
CLASS A	2015	2014	2013	2012	2011
Net asset value, beginning of period	$8.82	$8.77	$8.81	$8.76	$8.73
Net investment income	0.09	0.10	0.10	0.14	0.16
Net realized and unrealized gains (losses) on investments	(0.03)	0.05	(0.04)	0.05	0.04

Total from investment operations	0.06	0.15	0.06	0.19	0.20
Distributions to shareholders from
Net investment income	(0.09)	(0.10)	(0.10)	(0.14)	(0.17)
Net realized gains	(0.02)	0.00	0.00	0.00	0.00

Total distributions to shareholders	(0.11)	(0.10)	(0.10)	(0.14)	(0.17)
Net asset value, end of period	$8.77	$8.82	$8.77	$8.81	$8.76
Total return[1]	0.66%	1.72%	0.72%	2.22%	2.33%
Ratios to average net assets (annualized)
Gross expenses	0.80%	0.82%	0.87%	0.90%	0.89%
Net expenses	0.74%	0.78%	0.80%	0.80%	0.80%
Net investment income	1.00%	1.12%	1.17%	1.63%	1.84%
Supplemental data
Portfolio turnover rate	57%	70%	75%	44%	51%
Net assets, end of period (000s omitted)	$65,454	$59,962	$65,812	$69,247	$56,555

[1]	Total return calculations do not include any sales charges.

The accompanying notes are an integral part of these financial statements.

24	Wells Fargo Advantage Short-Term Bond Fund	Financial highlights

(For a share outstanding throughout each period)

	Year ended August 31
CLASS C	2015	2014	2013	2012	2011
Net asset value, beginning of period	$8.81	$8.76	$8.80	$8.75	$8.73
Net investment income	0.02	0.03	0.04	0.08	0.10
Net realized and unrealized gains (losses) on investments	(0.03)	0.05	(0.04)	0.05	0.03

Total from investment operations	(0.01)	0.08	0.00	0.13	0.13
Distributions to shareholders from
Net investment income	(0.02)	(0.03)	(0.04)	(0.08)	(0.11)
Net realized gains	(0.02)	0.00	0.00	0.00	0.00

Total distributions to shareholders	(0.04)	(0.03)	(0.04)	(0.08)	(0.11)
Net asset value, end of period	$8.76	$8.81	$8.76	$8.80	$8.75
Total return[1]	(0.09)%	0.97%	(0.03)%	1.46%	1.45%
Ratios to average net assets (annualized)
Gross expenses	1.55%	1.57%	1.62%	1.65%	1.65%
Net expenses	1.49%	1.53%	1.55%	1.55%	1.55%
Net investment income	0.25%	0.37%	0.42%	0.89%	1.10%
Supplemental data
Portfolio turnover rate	57%	70%	75%	44%	51%
Net assets, end of period (000s omitted)	$11,508	$14,852	$16,686	$18,501	$19,510

[1]	Total return calculations do not include any sales charges.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Short-Term Bond Fund	25

(For a share outstanding throughout each period)

	Year ended August 31
INSTITUTIONAL CLASS	2015	2014	2013	2012	2011
Net asset value, beginning of period	$8.83	$8.77	$8.81	$8.77	$8.74
Net investment income	0.11	0.12	0.13	0.17	0.19
Net realized and unrealized gains (losses) on investments	(0.04)	0.07	(0.04)	0.04	0.04

Total from investment operations	0.07	0.19	0.09	0.21	0.23
Distributions to shareholders from
Net investment income	(0.11)	(0.13)	(0.13)	(0.17)	(0.20)
Net realized gains	(0.02)	0.00	0.00	0.00	0.00

Total distributions to shareholders	(0.13)	(0.13)	(0.13)	(0.17)	(0.20)
Net asset value, end of period	$8.77	$8.83	$8.77	$8.81	$8.77
Total return	0.82%	2.15%	1.04%	2.43%	2.66%
Ratios to average net assets (annualized)
Gross expenses	0.47%	0.49%	0.53%	0.57%	0.56%
Net expenses	0.47%	0.47%	0.48%	0.48%	0.48%
Net investment income	1.26%	1.42%	1.47%	1.95%	2.17%
Supplemental data
Portfolio turnover rate	57%	70%	75%	44%	51%
Net assets, end of period (000s omitted)	$306,832	$330,613	$269,123	$282,512	$327,124

The accompanying notes are an integral part of these financial statements.

26	Wells Fargo Advantage Short-Term Bond Fund	Financial highlights

(For a share outstanding throughout each period)

	Year ended August 31
INVESTOR CLASS	2015	2014	2013	2012	2011
Net asset value, beginning of period	$8.82	$8.76	$8.80	$8.76	$8.73
Net investment income	0.09	0.09	0.10	0.14	0.16
Net realized and unrealized gains (losses) on investments	(0.04)	0.07	(0.04)	0.04	0.04

Total from investment operations	0.05	0.16	0.06	0.18	0.20
Distributions to shareholders from
Net investment income	(0.09)	(0.10)	(0.10)	(0.14)	(0.17)
Net realized gains	(0.02)	0.00	0.00	0.00	0.00

Total distributions to shareholders	(0.11)	(0.10)	(0.10)	(0.14)	(0.17)
Net asset value, end of period	$8.76	$8.82	$8.76	$8.80	$8.76
Total return	0.54%	1.83%	0.70%	2.08%	2.30%
Ratios to average net assets (annualized)
Gross expenses	0.82%	0.85%	0.90%	0.93%	0.92%
Net expenses	0.75%	0.79%	0.82%	0.83%	0.83%
Net investment income	0.99%	1.10%	1.15%	1.61%	1.82%
Supplemental data
Portfolio turnover rate	57%	70%	75%	44%	51%
Net assets, end of period (000s omitted)	$233,624	$247,403	$248,120	$248,254	$248,514

The accompanying notes are an integral part of these financial statements.

Notes to financial statements	Wells Fargo Advantage Short-Term Bond Fund	27

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Advantage Short-Term Bond Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Equity securities and futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Equity securities that are not listed on a foreign or domestic exchange or market, but have a public trading market, are valued at the quoted bid price from an independent broker-dealer that the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”) has determined is an acceptable source.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued at net asset value when available.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the

28	Wells Fargo Advantage Short-Term Bond Fund	Notes to financial statements

securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Securities Lending Fund is included in securities lending income on the Statement of Operations.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Futures contracts

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Dividend income is recognized on the ex-dividend date.

Income is recorded net of taxes withheld where recovery of such taxes is not assured.

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

Notes to financial statements	Wells Fargo Advantage Short-Term Bond Fund	29

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of August 31, 2015:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :

Agency securities	$0	$72,828,599	$0	$72,828,599

Asset-backed securities	0	64,547,112	0	64,547,112

Corporate bonds and notes	0	217,985,374	0	217,985,374

Municipal obligations	0	25,218,448	0	25,218,448

Non-agency mortgage backed securities	0	62,782,644	0	62,782,644

Preferred stocks
Financials	0	0	1,503,402	1,503,402

U.S. Treasury securities	7,514,469	0	0	7,514,469

Yankee corporate bonds and notes	0	92,030,421	0	92,030,421

Short-term investments
Investment companies	69,257,438	2,921,975	0	72,179,413
U.S. Treasury securities	624,999	0	0	624,999
	77,396,906	538,314,573	1,503,402	617,214,881
Futures contracts	23,250	0	0	23,250
Total assets	$77,420,156	$538,314,573	$1,503,402	$617,238,131
Liabilities

Futures contracts	$112,472	$0	$0	$112,472
Total liabilities	$112,472	$0	$0	$112,472

30	Wells Fargo Advantage Short-Term Bond Fund	Notes to financial statements

Futures contracts are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All other assets and liabilities are reported at their market value at measurement date.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At August 31, 2015, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the applicable subadviser providing fund-level administrative services in connection with the Fund’s operations, and providing any other fund-level administrative services reasonably necessary for the operation of the Fund. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.35% and declining to 0.255% as the average daily net assets of the Fund increase.

Prior to July 1, 2015, Funds Management provided advisory services pursuant to an investment advisory agreement and was entitled to receive an annual fee which started at 0.30% and declined to 0.225% as the average daily net assets of the Fund increased. In addition, fund-level administrative services were provided by Funds Management under a separate administration agreement at an annual fee which started at 0.05% and declined to 0.03% as the average daily net assets of the Fund increased. For financial statement purposes, the advisory fee and fund-level administration fee for the year ended August 31, 2015 have been included in management fee on the Statement of Operations.

For the year ended August 31, 2015, the management fee was equivalent to an annual rate of 0.35% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. WellsCap, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.15% and declining to 0.05% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee
Class A, Class C	0.16%
Institutional Class	0.08
Investor Class	0.19

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through December 31, 2015 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.72% for Class A shares, 1.47% for Class C shares, 0.48% for Institutional shares, and 0.73% for Investor shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Prior to
January 1, 2015, the Fund’s expenses were capped at 0.77% for Class A shares, 1.52% for Class C shares, and 0.78% for Investor Class shares.

Distribution fee

The Trust has adopted a distribution plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.

Notes to financial statements	Wells Fargo Advantage Short-Term Bond Fund	31

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the year ended August 31, 2015, Funds Distributor received $1,438 from the sale of Class A shares.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, and Investor Class of the Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the year ended August 31, 2015 were as follows:

Purchases at cost		Sales proceeds
U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
$18,742,450	$397,619,709	$1,614,215	$336,256,645

6. DERIVATIVE TRANSACTIONS

During the year ended August 31, 2015, the Fund entered into futures contracts to speculate on interest rates and to help manage the duration of the portfolio.

At August 31, 2015, the Fund had long and short futures contracts outstanding as follows:

Expiration date	Counterparty	Contracts	Type	Contract value at August 31, 2015	Unrealized gains (losses)
12-31-2015	JPMorgan	1075 Long	2-Year U.S. Treasury Notes	$234,853,906	$(602,636)
12-31-2015	JPMorgan	186 Short	5-Year U.S. Treasury Notes	22,215,375	178,381

The Fund had an average notional amount of $188,768,717 and $11,329,049 in long and short futures contracts, respectively, during the year ended August 31, 2015.

On August 31, 2015, the cumulative unrealized losses on futures contracts in the amount of $424,255 are reflected in net unrealized losses on investments on the Statement of Assets and Liabilities. The receivable and payable for daily variation margin on open futures contracts reflected in the Statement of Assets and Liabilities only represents the current day’s variation margin. The realized gains and change in unrealized gains (losses) on futures contracts are reflected in the Statement of Operations.

For certain types of derivative transactions, the Fund has entered into International Swaps and Derivatives Association, Inc. master agreements (“ISDA Master Agreements”) or similar agreements with approved counterparties. The ISDA Master Agreements or similar agreements may have requirements to deliver/deposit securities or cash to/with an exchange or broker-dealer as collateral and allows the Fund to offset, with each counterparty, certain derivative financial instrument’s assets and/or liabilities with collateral held or pledged. Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under ISDA Master Agreements or similar agreements, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Portfolio of Investments. With respect to balance sheet offsetting, absent an event of default by the counterparty or a termination of the agreement, the reported amounts of financial assets and financial liabilities in the Statement of Assets

32	Wells Fargo Advantage Short-Term Bond Fund	Notes to financial statements

and Liabilities are not offset across transactions between the Fund and the applicable counterparty. A reconciliation of the gross amounts on the Statement of Assets and Liabilities to the net amounts by derivative type, including any collateral exposure, is as follows:

Derivative type	Counterparty	Gross amounts of assets in the Statement of Assets and Liabilities	Amounts subject to netting agreements	Collateral received	Net amount of assets
Futures – variation margin	JPMorgan	$23,250	$(23,250)	$0	$0

Derivative type	Counterparty	Gross amounts of liabilities in the Statement of Assets and Liabilities	Amounts subject to netting agreements	Collateral pledged[1]	Net amount of liabilities
Futures – variation margin	JPMorgan	$112,472	$(23,250)	$(89,222)	$0

[1]	Collateral pledged within this table is limited to the collateral for the net transaction with the counterparty.

7. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds in the Trust) and Wells Fargo Variable Trust are parties to a $150,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating fund. For the year ended August 31, 2015, the Fund paid $704 in commitment fees.

For the year ended August 31, 2015, there were no borrowings by the Fund under the agreement.

8. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the years ended August 31, 2015 and August 31, 2014 were as follows:

	Year ended August 31
	2015	2014
Ordinary income	$8,008,998	$8,183,756
Long-term capital gain	583,172	0

As of August 31, 2015, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	Undistributed long-term gain	Unrealized losses
$1,003,944	$1,307,846	$(1,488,437)

9. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

Report of independent registered public accounting firm	Wells Fargo Advantage Short-Term Bond Fund	33

BOARD OF TRUSTEES AND SHAREHOLDERS OF WELLS FARGO FUNDS TRUST:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Wells Fargo Advantage Short-Term Bond Fund (the “Fund”), one of the funds constituting the Wells Fargo Funds Trust, as of August 31, 2015, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2015, by correspondence with the custodian and brokers, or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Wells Fargo Advantage Short-Term Bond Fund as of August 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

October 26, 2015

34	Wells Fargo Advantage Short-Term Bond Fund	Other information (unaudited)

TAX INFORMATION

Pursuant to Section 852 of the Internal Revenue Code, $583,172 was designated as long-term capital gain distributions for the fiscal year ended August 31, 2015.

For the fiscal year ended August 31, 2015, $5,516,548 has been designated as interest-related dividends for nonresident alien shareholders pursuant to Section 871 of the Internal Revenue Code.

For the fiscal year ended August 31, 2015, $979,729 has been designated as short-term capital gain dividends for nonresident alien shareholders pursuant to Section 871 of the Internal Revenue Code.

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargoadvantagefunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Advantage Short-Term Bond Fund	35

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo Advantage family of funds, which consists of 133 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other public company or investment company directorships during past 5 years
William R. Ebsworth (Born 1957)	Trustee, since 2015**	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director at Fidelity Management and Research Company and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. in Boston, Tokyo, and Hong Kong where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Mr. Ebsworth is a CFA ® charterholder and an Adjunct Lecturer, Finance, at Babson College.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015**	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is Chair of Taproot Foundation (non-profit organization), a Board Member of Ruth Bancroft Garden (non-profit organization) and an inactive chartered financial analyst.	Asset Allocation Trust; Harding Loevner Funds; Russell Exchange Traded Funds Trust
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business (charter school). Advisory Board Member, Palm Harbor Academy. Mr. Harris is a certified public accountant.	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

36	Wells Fargo Advantage Short-Term Bond Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other public company or investment company directorships during past 5 years
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

**	William R. Ebsworth and Jane A. Freeman each became a Trustee effective January 1, 2015.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, L LC since 2003.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank N.A. from 1996 to 2013.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Executive Vice President of Wells Fargo Funds Management, LLC since 2014, Senior Vice President and Chief Compliance Officer from 2007 to 2014.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 72 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 61 funds and Assistant Treasurer of 72 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

Other information (unaudited)	Wells Fargo Advantage Short-Term Bond Fund	37

BOARD CONSIDERATION OF INVESTMENT ADVISORY, INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS:

Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment advisory and sub-advisory agreements. In this regard, at an in-person meeting held on May 19-20, 2015 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for Wells Fargo Advantage Short-Term Bond Fund (the “Fund”): (i) an investment advisory agreement (the “Advisory Agreement”) with Wells Fargo Funds Management, LLC (“Funds Management”); (ii) an investment management agreement (the “Management Agreement”) with Funds Management; and (iii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Wells Capital Management Incorporated (the “Sub-Adviser”), an affiliate of Funds Management. The Management Agreement combines the terms of the Advisory Agreement with the terms of the Fund’s Amended and Restated Administration Agreement (the “Administration Agreement”) applicable to Fund-level administrative services. The Advisory Agreement, the Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at an in-person meeting in March 2015, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. Also, the Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2015. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board unanimously approved the continuation of the Advisory Agreement for the period from June 1, 2015 through June 30, 2015, approved the Management Agreement for the period from July 1, 2015 through May 31, 2016, and approved the continuation of the Sub-Advisory Agreement for a one-year term through May 31, 2016. The Board also determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and the Sub-Adviser under the Advisory Agreements. This information included, among other things, a summary of the background and experience of senior management of Funds Management, and the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund. The Board noted that the services to be provided to the Fund pursuant to the Management Agreement combined the advisory services previously provided to the Fund pursuant to the Fund’s Advisory Agreement with the Fund-level administrative services previously provided to the Fund pursuant to the Fund’s Administration Agreement. The Board received a representation from Funds Management that combining these services would not result in any change to the nature or level of services provided by Funds Management to the Fund.

38	Wells Fargo Advantage Short-Term Bond Fund	Other information (unaudited)

The Board evaluated the ability of Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and the Sub-Adviser. In addition, the Board took into account the full range of services provided to the Fund by Funds Management and its affiliates.

Fund performance and expenses

The Board considered the performance results for the Fund over various time periods ended March 31, 2015. The Board considered these results in comparison to the performance of funds in a universe that was determined by Lipper Inc. (“Lipper”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Lipper is an independent provider of investment company data. The Board received a description of the methodology used by Lipper to select the mutual funds in the performance Universe. The Board noted that the performance of the Fund (Class A) was higher than or in range of the average performance of the Universe for all periods under review. The Board also noted that the performance of the Fund was higher than its benchmark, the Barclays 1-3 Year Government/Credit Index, for all periods under review.

The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees (which reflect fee waivers, if any, and include advisory, administration and transfer agent fees), custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Lipper to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Lipper to select the mutual funds in the expense Groups and an explanation of how funds comprising expense groups and their expense ratios may vary from year-to-year. Based on the Lipper reports, the Board noted that the net operating expense ratios of the Fund were lower than or in range of the median net operating expense ratios of the expense Groups for all share classes except the Investor Class. The Board discussed and accepted Funds Management’s proposal to convert the Investor Class shares into Class A shares.

The Board took into account the Fund performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreement and Sub-Advisory Agreement and approve the Management Agreement.

Investment advisory and sub-advisory fee rates

The Board reviewed and considered the contractual investment advisory fee rates that are payable by the Fund to Funds Management for investment advisory services (the “Advisory Agreement Rates”), both on a stand-alone basis and on a combined basis with the Fund’s fund-level and class-level contractual administration fee rates (the “Management Rates”). The Board noted that the Management Rates include transfer agency and sub-transfer agency costs. The Board also noted that the fee rate to be paid by the Fund under the Management Agreement will incorporate the advisory fee and Fund-level administration fee previously payable separately by the Fund under the Fund’s Advisory Agreement and Administration Agreement with Funds Management. The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to the Sub-Adviser for investment sub-advisory services (the “Sub-Advisory Agreement Rates”).

Among other information reviewed by the Board was a comparison of the Management Rates of the Fund with those of other funds in the expense Groups at a common asset level. The Board noted that the Management Rates of the Fund were lower than or in range of the average rates for the Fund’s expense Groups for all share classes.

The Board also received and considered information about the portion of the total advisory fee that was retained by Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by the Sub-Adviser, and about Funds Management’s on-going oversight services. However, given the affiliation between Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of the advisory fee between them.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing mutual funds compared with those associated with managing assets of non-mutual fund clients such as collective funds or institutional separate accounts.

Other information (unaudited)	Wells Fargo Advantage Short-Term Bond Fund	39

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Funds Management under the Management Agreement and Advisory Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable, in light of the services covered by the Advisory Agreements.

Profitability

The Board received and considered information concerning the profitability of Funds Management, as well as the profitability of Wells Fargo as a whole, from providing services to the Fund and the fund family as a whole. The Board also received and considered information concerning the profitability of the Sub-Adviser from providing services to the fund family as a whole, noting that the Sub-Adviser’s profitability information with respect to providing services to the Fund was subsumed in the Wells Fargo profitability analysis.

Funds Management reported on the methodologies and estimates used in calculating profitability. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size and type of fund. Based on its review, the Board did not deem the profits reported by Funds Management or Wells Fargo from its services to the Fund to be at a level that would prevent it from approving the continuation of the Advisory Agreements.

Economies of scale

With respect to possible economies of scale, the Board noted the existence of breakpoints in the Fund’s advisory and management fee structures, and the Fund’s administration fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size. It considered that, for a small fund or a fund that shrinks in size, breakpoints conversely can result in higher fee levels. The Board also considered that fee waiver and expense reimbursement arrangements and competitive fee rates at the outset are means of sharing potential economies of scale with shareholders of the Fund and the fund family as a whole. The Board considered Funds Management’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments that Funds Management incurs across the fund family as a whole.

The Board concluded that the Fund’s fee and expense arrangements, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.

Other benefits to Funds Management and the Sub-Adviser

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that various affiliates of Funds Management may receive distribution-related fees, shareholder servicing payments and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser, fees earned by Funds Management and the Sub-Adviser from managing a private investment vehicle for the fund family’s securities lending collateral and commissions earned by an affiliated broker from portfolio transactions.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.

Conclusion

At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreement for the period from June 1, 2015 through June 30, 2015, approved the Management Agreement for the period from July 1, 2015 through May 31, 2016, and approved the continuation of the Sub-Advisory Agreement for a one-year term through May 31, 2016. The Board also determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable.

40	Wells Fargo Advantage Short-Term Bond Fund	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Colombian peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2015 Wells Fargo Funds Management, LLC. All rights reserved.

236807 10-15 A221/AR221 08-15

Wells Fargo Advantage

Short-Term High Yield Bond Fund

Annual Report

August 31, 2015

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The views expressed and any forward-looking statements are as of August 31, 2015, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Advantage Short-Term High Yield Bond Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Major central banks continued to inject liquidity into global banks and markets through various accommodative monetary policies, including quantitative easing.

Dear Valued Shareholder:

We are pleased to offer you this annual report for the Wells Fargo Advantage Short-Term High Yield Bond Fund for the 12-month period that ended August 31, 2015. The period was marked by low interest rates, low oil prices, and moderate U.S. economic growth. Short-term investment-grade bonds, as measured by the Barclays U.S. 1-3 Year Government/Credit Bond Index,1 returned 0.81% during the period. Meanwhile, strong demand for high-quality, liquid assets kept returns on Treasury bills more modest; the Barclays 6-Month Treasury Bill Index2 returned 0.15% during the period.

Major central banks continued to provide stimulus.

Major central banks continued to inject liquidity into global banks and markets through various accommodative monetary policies, including quantitative easing. In the U.S., the Federal Reserve (Fed) kept its key interest rate near zero in order to support the economy and the financial system. However, it set expectations for it to begin normalizing monetary policy with higher target ranges for the federal funds rate.

Meanwhile, European markets continued to benefit from the European Central Bank’s (ECB’s) willingness to maintain low interest rates. In addition to its targeted longer-term refinancing operations that are designed to increase bank lending, the ECB expanded its quantitative easing program to include the purchase of eurozone government bonds. In Japan, the Bank of Japan maintained an aggressive monetary program aimed at combating deflation.

Economic growth was moderate, and oil prices plummeted.

U.S. economic growth advanced during the reporting period, the unemployment rate ticked lower to 5.1% as of August 2015, and inflation remained below the Fed’s longer-run objective of a 2% pace. The period was also marked by lower oil prices, which began the reporting period near $90 per barrel but declined to $46 per barrel at the end of August 2015. While lower oil prices benefited consumers of oil products, the lower prices pressured companies within the energy sector.

Bond yields rose but remained low by historical standards.

Short-term interest rates increased during the reporting period, with a flattening in the shape of the short-term yield curve. During this time frame, 1-year Treasury bills rose 29 basis points (bps; 100 bps equals 1.00%) to yield 0.38%, 2-year Treasury note yields rose 21 bps to yield 0.74%, and 3-year Treasury note yields rose only 8 bps to yield 1.05%. Meanwhile, ultra-short-term yields were little changed at ultralow levels, anchored by the easy monetary policy.

Since the end of the financial crisis, structural changes in the fixed-income markets have reduced trading liquidity (the degree to which assets can be bought or sold without affecting the price). New regulations and capital requirements have caused traditional liquidity suppliers (banks and broker/dealers) to be more risk-averse and hold less inventory. Meanwhile, corporate-debt issuance has

[1]	The Barclays U.S. 1–3 Year Government/Credit Bond Index is the one- to three-year component of the Barclays U.S. Government/Credit Bond Index that includes securities in the Government and Credit Indexes. The Government Index includes Treasuries (that is, public obligations of the U.S. Treasury that have remaining maturities of more than one year) and agencies (that is, publicly issued debt of U.S. government agencies, quasi-federal corporations, and corporate or foreign debt guaranteed by the U.S. government).The Credit Index includes publicly issued U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity, and quality requirements. You cannot invest directly in an index.

[2]	The Barclays 6-Month Treasury Bill Index tracks the performance and attributes of recently issued 6-month U.S. Treasury bills. The index follows Barclays’ monthly rebalancing conventions. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Advantage Short-Term High Yield Bond Fund	3

spiked as companies finance themselves at record-low yields, bond mutual funds hold larger amounts of this new debt supply, trading volumes are lower, and large-size trades are more difficult to execute. However, fixed-income markets appear to have functioned well over the past year with sufficient liquidity and muted volatility.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Advantage Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest in Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future.

Notice to shareholders

At a meeting held on August 11–12, 2015, the Board of Trustees of the Fund approved a change in the name of the Fund whereby the word “Advantage” will be removed from its name, effective December 15, 2015.

For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

4	Wells Fargo Advantage Short-Term High Yield Bond Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks total return, consisting of a high level of current income and capital appreciation.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Kevin J. Maas, CFA

Thomas M. Price, CFA

Michael J. Schueller, CFA

Average annual total returns1 (%) as of August 31, 2015

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (SSTHX)	2-29-2000	(1.58)	3.13	3.87	1.46	3.77	4.19	0.92	0.83
Class C (WFHYX)	3-31-2008	(0.30)	2.99	3.42	0.70	2.99	3.42	1.67	1.58
Administrator Class (WDHYX)	7-30-2010	–	–	–	1.62	3.93	4.27	0.86	0.67
Institutional Class (STYIX)	11-30-2012	–	–	–	1.90	3.99	4.29	0.59	0.52
Investor Class (STHBX)	6-30-1997	–	–	–	1.43	3.73	4.17	0.95	0.86
BofA Merrill Lynch High Yield U.S. Corporates, Cash Pay, BB Rated, 1-5 Year Index[4]	–	–	–	–	1.45	6.33	6.77	–	–
Short-Term High Yield Bond Index III[5]	–	–	–	–	(0.24)	6.23	6.80	–	–
BofA Merrill Lynch High Yield U.S. Corporates, Cash Pay, B Rated, 1-5 Year Index[6]	–	–	–	–	(4.12)	5.99	6.76	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 3.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Administrator Class, Institutional Class, and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest-rate changes and their impact on the fund and its share price can be sudden and unpredictable. High-yield securities have a greater risk of default and tend to be more volatile than higher-rated debt securities. Loans are subject to risks similar to those associated with other below-investment-grade bond investments, such as credit risk (for example, risk of issuer default), below-investment-grade bond risk (for example, risk of greater volatility in value), and risk that the loan may become illiquid or difficult to price. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to foreign investment risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Advantage Short-Term High Yield Bond Fund	5

Growth of $10,000 investment[7] as of August 31, 2015

[1]	Effective June 20, 2008, Advisor Class was renamed Class A and modified to assume the features and attributes of Class A. Historical performance shown for Class A shares through June 19, 2008, includes Advisor Class expenses. Historical performance shown for Class C shares prior to their inception reflects the performance of Investor Class shares, adjusted to include the higher expenses applicable to Class C shares. Historical performance shown for Administrator Class shares prior to their inception reflects the performance of Class A shares and includes the higher expenses applicable to Class A shares. If these expenses had not been included, returns would be higher. Historical performance shown for Institutional Class shares prior to their inception reflects the performance of Administrator Class shares and includes the higher expenses applicable to Administrator Class shares. If these expenses had not been included, returns would be higher.

[2]	Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.02% in acquired fund fees and expenses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report, which do not include acquired fund fees and expenses.

[3]	The manager has contractually committed through December 31, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver at 0.81% for Class A, 1.56% for Class C, 0.65% for Administrator Class, 0.50% for Institutional Class, and 0.84% for Investor Class. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower.

[4]	The BofA Merrill Lynch High Yield U.S. Corporates, Cash Pay, BB Rated, 1-5 Year Index is an unmanaged index that generally tracks the performance of BB rated U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market with maturities of one to five years. You cannot invest directly in an index.

[5]	Source: Wells Fargo Funds Management, LLC. The Short-Term High Yield Bond Index III is comprised of 70% of BofA Merrill Lynch High Yield U.S. Corporates, Cash Pay, BB Rated, 1-5 Year Index and 30% of BofA Merrill Lynch High Yield U.S. Corporates, Cash Pay, B Rated, 1-5 Year Index. The BofA Merrill Lynch High Yield U.S. Corporates, Cash Pay, BB Rated, 1-5 Year Index is an unmanaged index that generally tracks the performance of BB rated U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market with maturities of one to five years. The BofA Merrill Lynch High Yield U.S. Corporates, Cash Pay, B Rated, 1-5 Year Index is an unmanaged index that generally tracks the performance of B rated U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market with maturities of one to five years. You cannot invest directly in an index.

[6]	The BofA Merrill Lynch High Yield U.S. Corporates, Cash Pay, B Rated, 1-5 Year Index is an unmanaged index that generally tracks the performance of B rated U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market with maturities of one to five years. You cannot invest directly in an index.

[7]	The chart compares the performance of Class A shares for the most recent 10 years with the performance of the BofA Merrill Lynch High Yield U.S. Corporates, Cash Pay, BB Rated, 1-5 Year Index, the Short-Term High Yield Bond Index III, and the BofA Merrill Lynch High Yield U.S. Corporates, Cash Pay, B Rated, 1-5 Year Index. The chart assumes a hypothetical investment of $10,000 in Class A shares and reflects all operating expenses and assumes the maximum initial sales charge of 3.00%.

[8]	The ten largest holdings, excluding cash and cash equivalents, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[9]	The credit quality distribution of portfolio holdings reflected in the chart is based on ratings from Standard & Poor’s, Moody’s Investors Service, and/or Fitch Ratings Ltd. Credit quality ratings apply to the underlying holdings of the Fund and not to the Fund itself. The percentages of the Fund’s portfolio with the ratings depicted in the chart are calculated based on the total market value of fixed income securities held by the Fund. If a security was rated by all three rating agencies, the middle rating was utilized. If rated by two of three rating agencies, the lower rating was utilized, and if rated by one of the rating agencies, that rating was utilized. Standard & Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories. Standard & Poor’s rates the creditworthiness of short-term notes from SP-1 (highest) to SP-3 (lowest). Moody’s rates the creditworthiness of bonds, ranging from Aaa (highest) to C (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Moody’s rates the creditworthiness of short-term U.S. tax-exempt municipal securities from MIG 1/VMIG 1 (highest) to SG (lowest). Fitch rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Credit quality distribution is subject to change and may have changed since the date specified.

[10]	The option-adjusted spread measures the yield difference between an income-paying security and a comparable maturity U.S. Treasury, with an adjustment to account for an embedded option on the security.

6	Wells Fargo Advantage Short-Term High Yield Bond Fund	Performance highlights (unaudited)

MANAGER’S DISCUSSION

Fund highlights

■	The Fund (Class A, excluding sales charges) outperformed the BofA Merrill Lynch High Yield U.S. Corporates, Cash Pay, BB Rated, 1-5 Year Index and the Short-Term High Yield Bond Index III for the 12-month period that ended August 31, 2015.

■	The Fund modestly outperformed the BofA Merrill Lynch High Yield U.S. Corporates, Cash Pay, BB Rated, 1-5 Year Index because the benefits of conservative credit selection offset weakness in the Fund’s energy holdings early in the period. The Fund outperformed the Short-Term High Yield Bond Index III due to the index having 30% in B-rated bonds, which underperformed the Fund’s more conservative portfolio.

■	We continue to believe that we are in a period of modest economic growth and decent credit fundamentals. As part of that scenario, we expect to continue to see a below-average default rate, excluding the commodity sectors. Given our objective of delivering a lower-volatility offering in the high-yield space, we intend to continue with our conservative credit selection.

The Fund’s investments in relatively higher-rated, short-term high-yield securities allowed it to outperform during a weak period for the high-yield market.

The U.S. economy continued to grow modestly during the 12-month period. Despite moderate economic growth and an accommodative U.S. Federal Reserve (Fed), the high-yield market was weak because of unfavorable performance by commodity-related credits and lower-rated bonds.

Our expectation as we entered the period was that returns would be primarily driven by income, because the average price on high-yield bonds was well above par (and not far from all-time highs), leaving minimal room for appreciation, in our opinion, especially if U.S. Treasury yields increased. We did not expect significant depreciation because we believed that most companies were appropriately capitalized for the economic conditions.

Ten largest holdings[8] (%) as of August 31, 2015
CIT Group Incorporated, 4.25%, 8-15-2017	1.54
United Rentals North America Incorporated, 7.38%, 5-15-2020	1.47
Ineos US Finance LLC, 3.75%, 12-15-2020	1.39
CCO Holdings LLC, 7.38%, 6-1-2020	1.37
Valeant Pharmaceuticals International Incorporated, 3.50%, 2-13-2019	1.37
Sally Holdings Incorporated, 6.88%, 11-15-2019	1.30
Case New Holland Industrial Incorporated, 7.88%, 12-1-2017	1.22
NRG Energy Incorporated, 7.63%, 1-15-2018	1.19
TransDigm Incorporated, 3.75%, 2-28-2020	1.17
Zayo Group LLC, 3.75%, 5-6-2021	1.14

Although our view on the overall economy was accurate, we did not expect the precipitous drop in oil prices in late 2014. The Fund’s exposure to energy credits detracted, and the energy sector was the only negative contributor to returns during the period. We cut the Fund’s energy exposure from 12.5% to 6.4% during the period by selling the riskier holdings. We believe our focus on higher-rated, short-term high-yield securities allowed the Fund to generate a positive return despite the negative returns for the overall high-yield market.

During the reporting period, we gained confidence that the slow-growth recovery would continue. Slow growth, in our view, is more than sufficient to support the credit prospects of higher-quality, short-term high-yield securities.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Advantage Short-Term High Yield Bond Fund	7

Credit quality[9] as of August 31, 2015

We continued to adhere to the Fund’s basic portfolio strategy.

The Fund’s investments fit into three principal categories. The first category is composed of short maturity bonds that we expect to be repaid on the maturity date. The second category is made up of bonds with high coupons that we expect to be refinanced on a call date. These two categories comprised less than 70% of the portfolio during the period. The third category consists of floating-rate securities, primarily leveraged loans, which ranged from 30% to 37%. Yields on the Fund’s fixed-rate and floating-rate holdings were approximately similar over the period.

Conservative credit selection will continue to drive our selection process, and we monitor market conditions to determine the Fund’s floating-rate exposure. If the Fed begins to tighten monetary policy as expected in 2015, we will monitor demand for floating-rate investments and may increase the Fund’s exposure provided the yields are appropriate for the greater spread risk (or the price sensitivity to a change in its option-adjusted spread10). We intend to continue evaluating relative-value opportunities for the Fund in the upcoming period, but we do not expect significant changes to overall portfolio positioning.

Please see footnotes on page 5.

8	Wells Fargo Advantage Short-Term High Yield Bond Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from March 1, 2015 to August 31, 2015.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 3-1-2015	Ending account value 8-31-2015	Expenses paid during the period¹	Net annualized expense ratio
Class A
Actual	$1,000.00	$1,005.84	$4.10	0.81%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.12	$4.13	0.81%
Class C
Actual	$1,000.00	$1,002.06	$7.87	1.56%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.34	$7.93	1.56%
Administrator Class
Actual	$1,000.00	$1,006.66	$3.29	0.65%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.93	$3.31	0.65%
Institutional Class
Actual	$1,000.00	$1,007.41	$2.53	0.50%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.68	$2.55	0.50%
Investor Class
Actual	$1,000.00	$1,005.69	$4.25	0.84%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.97	$4.28	0.84%

[1]	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—August 31, 2015	Wells Fargo Advantage Short-Term High Yield Bond Fund	9

Security name	Interest rate	Maturity date	Principal	Value

Corporate Bonds and Notes: 55.00%

Consumer Discretionary: 19.69%

Airlines: 0.72%
US Airways Group Incorporated	6.13%	6-1-2018	$10,000,000	$10,375,000

Auto Components: 2.69%
American Axle & Manufacturing Incorporated	6.25	3-15-2021	13,000,000	13,260,000
Goodyear Tire & Rubber Company	8.25	8-15-2020	14,590,000	15,210,075
Tenneco Incorporated	6.88	12-15-2020	9,650,000	10,060,125

				38,530,200

Diversified Consumer Services: 3.10%
Avis Budget Car Rental LLC ±	3.03	12-1-2017	11,611,000	11,552,945
Avis Budget Car Rental LLC	4.88	11-15-2017	8,120,000	8,272,250
Hertz Corporation	6.75	4-15-2019	2,800,000	2,863,000
Hertz Corporation	7.50	10-15-2018	5,870,000	5,994,738
Service Corporation International	7.00	6-15-2017	14,676,000	15,776,700

				44,459,633

Hotels, Restaurants & Leisure: 1.42%
Hilton Worldwide Finance LLC	5.63	10-15-2021	8,450,000	8,809,125
MGM Resorts International	7.50	6-1-2016	5,265,000	5,449,275
MGM Resorts International	7.63	1-15-2017	5,735,000	6,036,088

				20,294,488

Household Durables: 3.99%
Beazer Homes USA Company	6.63	4-15-2018	13,090,000	13,482,700
DR Horton Incorporated	3.63	2-15-2018	3,930,000	3,988,950
DR Horton Incorporated	4.75	5-15-2017	6,050,000	6,246,625
Jarden Corporation	7.50	5-1-2017	13,115,000	14,098,625
Lennar Corporation	4.13	12-1-2018	12,870,000	13,095,225
Lennar Corporation	4.75	12-15-2017	600,000	622,500
Pulte Group Incorporated	7.63	10-15-2017	5,185,000	5,703,500

				57,238,125

Media: 4.26%
CCO Holdings LLC	7.38	6-1-2020	18,865,000	19,666,763
CSC Holdings LLC	7.63	7-15-2018	8,050,000	8,814,750
DISH DBS Corporation	4.25	4-1-2018	14,670,000	14,625,843
Gannett Company Incorporated	5.13	10-15-2019	9,910,000	10,232,075
Nexstar Broadcasting Group Incorporated	6.88	11-15-2020	3,170,000	3,328,500
Starz LLC/Starz Finance Corporation	5.00	9-15-2019	4,310,000	4,320,775

				60,988,706

Specialty Retail: 3.14%
Best Buy Company Incorporated	5.00	8-1-2018	8,880,000	9,392,376
L Brands Incorporated	8.50	6-15-2019	2,700,000	3,179,250
Limited Brands Incorporated	6.90	7-15-2017	12,815,000	13,904,275
Sally Holdings Incorporated	6.88	11-15-2019	17,825,000	18,582,563

				45,058,464

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage Short-Term High Yield Bond Fund	Portfolio of investments—August 31, 2015

Security name	Interest rate	Maturity date	Principal	Value

Textiles, Apparel & Luxury Goods: 0.37%
HanesBrands Incorporated	6.38%	12-15-2020	$5,035,000	$5,242,694

Consumer Staples: 1.00%

Household Products: 1.00%
Spectrum Brands Incorporated	6.38	11-15-2020	13,495,000	14,287,831

Energy: 5.65%

Energy Equipment & Services: 2.41%
Exterran Holdings Incorporated	7.25	12-1-2018	7,840,000	7,683,200
SESI LLC	6.38	5-1-2019	16,400,000	16,318,000
Targa Resources Partners 144A	5.00	1-15-2018	10,655,000	10,548,450

				34,549,650

Oil, Gas & Consumable Fuels: 3.24%
Kinder Morgan Finance Company LLC 144A	6.00	1-15-2018	9,000,000	9,623,277
Kinder Morgan Incorporated	7.00	6-15-2017	5,300,000	5,694,278
Sabine Pass LNG LP	7.50	11-30-2016	8,430,000	8,682,900
Tesoro Corporation	4.25	10-1-2017	4,000,000	4,090,000
Tesoro Logistics LP	5.88	10-1-2020	3,615,000	3,624,038
WPX Energy Incorporated	5.25	1-15-2017	14,965,000	14,703,113

				46,417,606

Financials: 7.00%

Banks: 1.55%
CIT Group Incorporated	4.25	8-15-2017	21,755,000	22,081,325
CIT Group Incorporated	5.00	5-15-2017	135,000	138,881

				22,220,206

Consumer Finance: 3.41%
Ally Financial Incorporated ±	2.97	7-18-2016	4,560,000	4,590,242
Ally Financial Incorporated	5.50	2-15-2017	9,500,000	9,810,650
Ally Financial Incorporated	6.25	12-1-2017	1,915,000	2,039,475
General Motors Financial Company Incorporated	3.25	5-15-2018	11,880,000	11,946,421
Navient Corporation	6.00	1-25-2017	8,000,000	8,130,000
SLM Corporation	4.63	9-25-2017	870,000	863,475
Toll Brothers Finance Corporation	4.00	12-31-2018	2,650,000	2,703,000
Toll Brothers Finance Corporation	8.91	10-15-2017	7,750,000	8,738,125

				48,821,388

Insurance: 0.61%
Genworth Financial Incorporated	8.63	12-15-2016	8,350,000	8,819,688

REITs: 1.43%
ARC Properties Operating Partnership LP	2.00	2-6-2017	7,670,000	7,487,838
Iron Mountain Incorporated	7.75	10-1-2019	12,520,000	13,020,800

				20,508,638

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2015	Wells Fargo Advantage Short-Term High Yield Bond Fund	11

Security name	Interest rate	Maturity date	Principal	Value

Health Care: 3.08%

Health Care Providers & Services: 2.36%
Fresenius Medical Care Holdings Incorporated	6.88%	7-15-2017	$12,834,000	$13,892,805
HCA Incorporated	8.00	10-1-2018	6,610,000	7,584,975
Tenet Healthcare Corporation	6.25	11-1-2018	11,125,000	12,056,719
Universal Health Services Incorporated	7.13	6-30-2016	300,000	312,375

				33,846,874

Pharmaceuticals: 0.72%
Endo Finance LLC/Endo Finco Incorporated 144A	7.25	12-15-2020	9,867,000	10,286,348

Industrials: 7.24%

Aerospace & Defense: 0.03%
Huntington Ingalls Industries Incorporated	7.13	3-15-2021	365,000	386,444

Airlines: 0.74%
United Continental Holdings Incorporated	6.38	6-1-2018	10,125,000	10,593,281

Building Products: 0.24%
Masco Corporation	5.85	3-15-2017	508,000	536,321
USG Corporation	9.75	1-15-2018	2,570,000	2,897,675

				3,433,996

Commercial Services & Supplies: 1.09%
ADT Corporation	2.25	7-15-2017	13,255,000	13,238,431
Mobile Mini Incorporated	7.88	12-1-2020	470,000	489,975
RR Donnelley & Sons Company	7.25	5-15-2018	1,705,000	1,812,790

				15,541,196

Machinery: 2.54%
Case New Holland Industrial Incorporated	7.88	12-1-2017	16,095,000	17,442,956
Manitowoc Company Incorporated	8.50	11-1-2020	6,140,000	6,435,488
SPX Corporation	6.88	9-1-2017	11,805,000	12,572,325

				36,450,769

Trading Companies & Distributors: 2.60%
Aircastle Limited	4.63	12-15-2018	13,060,000	13,419,150
International Lease Finance Corporation	5.75	5-15-2016	2,750,000	2,801,563
United Rentals North America Incorporated	7.38	5-15-2020	19,870,000	21,087,038

				37,307,751

Information Technology: 2.19%

Communications Equipment: 0.39%
ViaSat Incorporated	6.88	6-15-2020	5,260,000	5,523,000

Electronic Equipment, Instruments & Components: 0.60%
Jabil Circuit Incorporated	7.75	7-15-2016	8,300,000	8,632,000

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage Short-Term High Yield Bond Fund	Portfolio of investments—August 31, 2015

Security name	Interest rate	Maturity date	Principal	Value

Internet Software & Services: 0.96%
IAC/InterActiveCorp	4.88%	11-30-2018	$13,400,000	$13,768,500

Technology Hardware, Storage & Peripherals: 0.24%
Dell Incorporated	5.88	6-15-2019	3,280,000	3,402,672

Materials: 4.22%

Chemicals: 0.33%
PolyOne Corporation	7.38	9-15-2020	4,480,000	4,654,720

Construction Materials: 0.10%
Vulcan Materials Company	7.00	6-15-2018	1,265,000	1,427,869

Containers & Packaging: 1.50%
Crown Americas LLC	6.25	2-1-2021	3,025,000	3,149,781
Greif Incorporated	6.75	2-1-2017	4,470,000	4,648,800
Owens Brockway Glass Container Incorporated	7.38	5-15-2016	3,280,000	3,398,900
Owens-Illinois Incorporated	7.80	5-15-2018	9,305,000	10,282,025

				21,479,506

Metals & Mining: 2.29%
Commercial Metals Company	7.35	8-15-2018	13,150,000	14,004,750
Steel Dynamics Incorporated	6.13	8-15-2019	9,690,000	10,041,263
Sunchoke Energy Incorporated	7.63	8-1-2019	1,831,000	1,867,620
US Steel Corporation	7.00	2-1-2018	6,923,000	6,957,615

				32,871,248

Telecommunication Services: 3.09%

Diversified Telecommunication Services: 1.41%
CenturyLink Incorporated	6.00	4-1-2017	10,390,000	10,935,475
Frontier Communications Corporation	8.13	10-1-2018	8,540,000	9,223,200

				20,158,675

Wireless Telecommunication Services: 1.68%
Sprint Nextel Corporation	6.00	12-1-2016	14,260,000	14,580,850
T-Mobile USA Incorporated	6.46	4-28-2019	9,270,000	9,536,513

				24,117,363

Utilities: 1.84%

Gas Utilities: 0.65%
AmeriGas Partners LP	6.25	8-20-2019	9,085,000	9,289,413

Independent Power & Renewable Electricity Producers: 1.19%
NRG Energy Incorporated	7.63	1-15-2018	16,230,000	17,122,640

Total Corporate Bonds and Notes (Cost $797,162,923)				788,106,582

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2015	Wells Fargo Advantage Short-Term High Yield Bond Fund	13

Security name	Interest rate	Maturity date	Principal	Value

Loans: 31.25%

Consumer Discretionary: 6.79%

Auto Components: 0.49%
Allison Transmission Incorporated ±	2.95%	8-7-2017	$930,761	$928,285
Allison Transmission Incorporated ±	3.50	8-23-2019	6,166,853	6,150,018

				7,078,303

Automobiles: 1.40%
Chrysler Group LLC ±	3.50	5-24-2017	7,709,018	7,692,983
The Hertz Corporation ±	3.00	3-11-2018	10,046,062	9,945,601
The Hertz Corporation ±	3.75	3-11-2018	2,487,245	2,473,267

				20,111,851

Hotels, Restaurants & Leisure: 1.07%
Aramark Corporation ±	3.25	9-7-2019	14,137,750	14,081,199
Aramark Corporation ±	3.69	7-26-2016	253,281	251,065
Cinemark USA Incorporated ±	3.20	5-6-2022	975,000	976,521

				15,308,785

Household Durables: 0.91%
Serta Simmons Holdings LLC ±	4.25	10-1-2019	1,771,260	1,770,941
Tempur-Pedic International Incorporated ±	3.50	3-18-2020	11,210,644	11,193,716

				12,964,657

Media: 1.95%
Cequel Communications LLC ±	3.50	2-14-2019	13,032,985	12,959,739
Virgin Media Investment Holdings Limited ±	3.50	6-30-2023	15,187,695	15,003,316

				27,963,055

Specialty Retail: 0.97%
Michaels Stores Incorporated ±	3.75	1-28-2020	13,889,670	13,835,917

Consumer Staples: 1.79%

Food Products: 1.79%
NBTY Incorporated ±	3.50	10-1-2017	8,552,889	8,506,533
Pinnacle Foods Finance LLC ±	3.00	4-29-2020	10,066,631	10,002,506
Reynolds Group Holdings Incorporated ±	4.50	12-1-2018	7,118,478	7,112,285

				25,621,324

Energy: 0.44%

Oil, Gas & Consumable Fuels: 0.44%
EFS Cogen Holdings I LLC ±	3.75	12-17-2020	6,418,125	6,398,100

Financials: 1.29%

Diversified Financial Services: 0.69%
Delos Finance SARL ±	3.50	3-6-2021	9,865,000	9,847,736

REITs: 0.60%
Crown Castle Operating Company ±	3.00	1-31-2021	8,684,787	8,647,269

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage Short-Term High Yield Bond Fund	Portfolio of investments—August 31, 2015

Security name	Interest rate	Maturity date	Principal	Value

Health Care: 5.24%

Health Care Providers & Services: 3.87%
Community Health Systems Incorporated ±	4.00%	1-27-2021	$4,414,520	$4,422,554
Community Health Systems Incorporated ±	3.75	12-31-2019	2,399,230	2,394,744
Community Health Systems Incorporated ±	3.57	12-31-2018	10,044,647	10,032,091
HCA Incorporated ±	2.95	3-31-2017	8,842,500	8,821,543
Iasis Healthcare LLC ±	4.50	5-3-2018	15,173,494	15,176,225
Lifepoint Hospitals Incorporated ±	2.70	7-24-2017	4,793,654	4,790,682
Select Medical Corporation ±	3.04	12-20-2016	915,973	914,828
Select Medical Corporation ±	3.75	6-1-2018	8,984,238	8,955,040

				55,507,707

Pharmaceuticals: 1.37%
Valeant Pharmaceuticals International Incorporated ±	3.50	2-13-2019	19,677,867	19,606,043

Industrials: 5.05%

Aerospace & Defense: 1.22%
TransDigm Incorporated ±	3.50	5-14-2022	772,524	763,030
TransDigm Incorporated ±	3.75	2-28-2020	16,920,425	16,736,162

				17,499,192

Airlines: 0.77%
Delta Air Lines Incorporated ±<	0.00	8-12-2022	11,130,000	11,088,263

Commercial Services & Supplies: 2.16%
KAR Auction Services Incorporated ±	3.50	3-7-2021	10,605,583	10,592,220
Novelis Incorporated ±	4.00	6-2-2022	13,162,377	13,004,034
Sensata Technologies BV ±	3.00	10-14-2021	3,824,705	3,812,160
ServiceMaster Company ±	4.25	7-1-2021	3,498,744	3,478,766

				30,887,180

Communications Equipment: 0.78%
DigitalGlobe Incorporated ±	3.75	1-31-2020	11,268,199	11,207,125

Machinery: 0.12%
The Manitowoc Company Incorporated ±	3.25	1-3-2021	1,685,000	1,663,938

Information Technology: 3.12%

Internet Software & Services: 1.99%
Activision Blizzard Incorporated ±	3.25	10-12-2020	12,091,250	12,096,328
Zayo Group LLC ±	3.75	5-6-2021	16,479,994	16,374,358

				28,470,686

Technology Hardware, Storage & Peripherals: 1.13%
CDW LLC ±	3.25	4-29-2020	16,376,281	16,235,609

Materials: 3.24%

Chemicals: 2.16%
Huntsman International LLC ±	3.75	10-1-2021	11,064,400	11,050,570
Ineos US Finance LLC ±	3.75	12-15-2020	20,049,951	19,862,083

				30,912,653

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2015	Wells Fargo Advantage Short-Term High Yield Bond Fund	15

Security name	Interest rate	Maturity date	Principal	Value

Containers & Packaging: 1.08%
Berry Plastics Group Incorporated ±	3.50%	2-8-2020	$15,755,559	$15,508,354

Telecommunication Services: 4.29%

Diversified Telecommunication Services: 2.98%
Intelsat Jackson Holdings SA ±	3.75	6-30-2019	14,548,512	14,275,727
Level 3 Financing Incorporated ±	3.50	5-31-2022	7,610,000	7,533,900
Level 3 Financing Incorporated ±	4.00	1-15-2020	8,300,000	8,292,198
West Corporation ±	3.25	6-30-2018	12,772,955	12,638,839

				42,740,664

Wireless Telecommunication Services: 1.31%
SBA Communications Corporation ±	3.25	3-24-2021	13,597,749	13,442,599
SunGard Data Systems Incorporated ±	4.00	3-8-2020	5,317,693	5,306,047

				18,748,646

Total Loans (Cost $450,918,647)				447,853,057

Municipal Obligations: 1.06%

Alabama: 0.27%
Jefferson County AL Taxable Warrants Series B (GO Revenue)	4.90	4-1-2017	2,815,000	2,852,552
Jefferson County AL Taxable Warrants Series D (GO Revenue)	4.90	4-1-2017	1,025,000	1,038,674

				3,891,226

California: 0.12%
Oakland CA Redevelopment Agency Refunding Bond Subordinated Housing Series A (Tax Revenue, Ambac Insured)	5.38	9-1-2016	1,755,000	1,767,443

Illinois: 0.35%
Chicago IL Board of Education Series G (GO Revenue) ±	4.02	3-1-2032	5,000,000	4,947,350

Texas: 0.32%
Dallas-Fort Worth TX International Airport Facilities Improvement Corporation (Industrial Development Revenue)	7.00	1-1-2016	4,485,000	4,547,925

Total Municipal Obligations (Cost $15,193,357)				15,153,944

Non-Agency Mortgage-Backed Securities: 0.00%
Salomon Brothers Mortgage Securities VII Series 1994-5 Class B2 ±(i)	2.76	4-25-2024	39,596	33,756

Total Non-Agency Mortgage-Backed Securities (Cost $39,213)				33,756

Yankee Corporate Bonds and Notes: 7.56%

Consumer Discretionary: 2.70%

Auto Components: 0.82%
Schaeffler Holding Finance B.V. 144A	6.25	11-15-2019	11,130,000	11,714,325

Automobiles: 0.93%
Jaguar Land Rover Automotive plc 144A	4.13	12-15-2018	13,235,000	13,334,263

Diversified Consumer Services: 0.34%
AerCap Ireland Capital Limited	2.75	5-15-2017	4,955,000	4,905,450

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage Short-Term High Yield Bond Fund	Portfolio of investments—August 31, 2015

Security name	Interest rate	Maturity date	Principal	Value

Media: 0.61%
Numericable Group SA 144A	4.88%	5-15-2019	$8,745,000	$8,810,588

Financials: 0.52%

Banks: 0.52%
Royal Bank of Scotland Group plc	4.70	7-3-2018	7,240,000	7,470,449

Health Care: 1.01%

Pharmaceuticals: 1.01%
Mallinckrodt International Finance SA	3.50	4-15-2018	14,520,000	14,520,000

Information Technology: 1.58%

Communications Equipment: 0.63%
Nokia Corporation	5.38	5-15-2019	8,425,000	8,951,563

Electronic Equipment, Instruments & Components: 0.95%
NXP BV/NXP Funding LLC 144A	3.50	9-15-2016	13,600,000	13,668,000

Materials: 1.60%

Metals & Mining: 1.02%
ArcelorMittal SA	6.13	6-1-2018	14,000,000	14,560,000

Paper & Forest Products: 0.58%
Sappi Papier Holding GmbH 144A	6.63	4-15-2021	8,165,000	8,369,125

Telecommunication Services: 0.15%

Diversified Telecommunication Services: 0.15%
Intelsat Jackson Holdings SA	7.25	4-1-2019	2,140,000	2,097,200

Total Yankee Corporate Bonds and Notes (Cost $109,808,917)				108,400,963

	Yield		Shares
Short-Term Investments: 4.93%

Investment Companies: 4.93%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)##	0.15		70,743,835	70,743,835

Total Short-Term Investments (Cost $70,743,835)				70,743,835

Total investments in securities (Cost $1,443,866,892)*	99.80%	1,430,292,137
Other assets and liabilities, net	0.20	2,801,447

Total net assets	100.00%	$1,433,093,584

±	Variable rate investment. The rate shown is the rate in effect at period end.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

<	All or a portion of the position represents an unfunded loan commitment.

(i)	Illiquid security for which the designation as illiquid is unaudited.

(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

##	All or a portion of this security is segregated for unfunded loans.

*	Cost for federal income tax purposes is $1,443,870,201 and unrealized gains (losses) consists of:

Gross unrealized gains	$3,079,424
Gross unrealized losses	(16,657,488)

Net unrealized losses	$(13,578,064)

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—August 31, 2015	Wells Fargo Advantage Short-Term High Yield Bond Fund	17

Assets
Investments
In unaffiliated securities, at value (cost $1,373,123,057)	$1,359,548,302
In affiliated securities, at value (cost $70,743,835)	70,743,835

Total investments, at value (cost $1,443,866,892)	1,430,292,137
Receivable for investments sold	4,281,055
Receivable for Fund shares sold	3,834,536
Receivable for interest	15,196,763
Receivable for securities lending income	71
Prepaid expenses and other assets	60,722

Total assets	1,453,665,284

Liabilities
Dividends payable	540,890
Payable for investments purchased	14,074,997
Payable for Fund shares redeemed	5,021,736
Management fee payable	436,729
Distribution fee payable	79,398
Administration fees payable	142,437
Accrued expenses and other liabilities	275,513

Total liabilities	20,571,700

Total net assets	$1,433,093,584

NET ASSETS CONSIST OF
Paid-in capital	$1,463,621,404
Accumulated net realized losses on investments	(16,953,065)
Net unrealized losses on investments	(13,574,755)

Total net assets	$1,433,093,584

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$203,856,155
Shares outstanding – Class A1	25,258,667
Net asset value per share – Class A	$8.07
Maximum offering price per share – Class A2	$8.32
Net assets – Class C	$123,520,671
Shares outstanding – Class C1	15,304,648
Net asset value per share – Class C	$8.07
Net assets – Administrator Class	$328,934,264
Shares outstanding – Administrator Class[1]	40,770,792
Net asset value per share – Administrator Class	$8.07
Net assets – Institutional Class	$608,704,021
Shares outstanding – Institutional Class[1]	75,549,060
Net asset value per share – Institutional Class	$8.06
Net assets – Investor Class	$168,078,473
Shares outstanding – Investor Class[1]	20,824,543
Net asset value per share – Investor Class	$8.07

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/97 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage Short-Term High Yield Bond Fund	Statement of operations—year ended August 31, 2015

Investment income
Interest	$59,462,737
Income from affiliated securities	70,518
Securities lending income, net	51,743

Total investment income	59,584,998

Expenses
Management fee	7,221,133
Administration fees
Class A	362,069
Class C	207,078
Administrator Class	394,500
Institutional Class	466,774
Investor Class	357,024
Shareholder servicing fees
Class A	565,733
Class C	323,559
Administrator Class	982,452
Investor Class	468,606
Distribution fee
Class C	970,678
Custody and accounting fees	82,966
Professional fees	58,207
Registration fees	136,784
Shareholder report expenses	126,115
Trustees’ fees and expenses	10,549
Other fees and expenses	48,615

Total expenses	12,782,842
Less: Fee waivers and/or expense reimbursements	(1,870,850)

Net expenses	10,911,992

Net investment income	48,673,006

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized losses on investments	(16,191,024)
Net change in unrealized gains (losses) on investments	(11,157,694)

Net realized and unrealized gains (losses) on investments	(27,348,718)

Net increase in net assets resulting from operations	$21,324,288

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo Advantage Short-Term High Yield Bond Fund	19

	Year ended August 31, 2015		Year ended August 31, 2014

Operations
Net investment income		$48,673,006		$54,855,027
Net realized losses on investments		(16,191,024)		(1,133,585)
Net change in unrealized gains (losses) on investments		(11,157,694)		(62,645)

Net increase in net assets resulting from operations		21,324,288		53,658,797

Distributions to shareholders from
Net investment income
Class A		(6,933,480)		(9,990,440)
Class C		(2,986,338)		(3,525,479)
Administrator Class		(12,745,406)		(18,901,024)
Institutional Class		(19,514,685)		(13,627,741)
Investor Class		(5,702,061)		(8,293,472)
Net realized gains
Class A		0		(679,349)
Class C		0		(311,057)
Administrator Class		0		(1,207,759)
Institutional Class		0		(665,596)
Investor Class		0		(604,264)

Total distributions to shareholders		(47,881,970)		(57,806,181)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	6,389,757	51,850,164	15,249,110	125,909,022
Class C	2,902,472	23,560,523	5,706,301	47,093,148
Administrator Class	15,702,034	127,280,452	44,029,190	363,558,568
Institutional Class	42,733,442	346,627,984	64,080,938	527,975,480
Investor Class	9,357,563	75,960,409	18,738,706	154,708,427

		625,279,532		1,219,244,645

Reinvestment of distributions
Class A	813,304	6,601,461	1,244,498	10,266,433
Class C	352,560	2,861,800	444,388	3,665,809
Administrator Class	1,415,868	11,486,162	2,075,373	17,116,408
Institutional Class	1,608,395	13,032,069	970,793	7,988,302
Investor Class	677,127	5,496,288	994,682	8,205,806

		39,477,780		47,242,758

Payment for shares redeemed
Class A	(15,664,276)	(126,984,161)	(17,587,268)	(144,910,840)
Class C	(5,447,783)	(44,184,843)	(4,904,512)	(40,456,301)
Administrator Class	(38,462,893)	(311,878,917)	(51,142,790)	(422,085,077)
Institutional Class	(34,879,242)	(281,848,045)	(24,797,924)	(204,250,615)
Investor Class	(16,991,722)	(137,734,753)	(23,422,680)	(193,143,088)

		(902,630,719)		(1,004,845,921)

Net increase (decrease) in net assets resulting from capital share transactions		(237,873,407)		261,641,482

Total increase (decrease) in net assets		(264,431,089)		257,494,098

Net assets
Beginning of period		1,697,524,673		1,440,030,575

End of period		$1,433,093,584		$1,697,524,673

Undistributed (overdistributed) net investment income		$0		$(791,036)

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Advantage Short-Term High Yield Bond Fund	Financial highlights

(For a share outstanding throughout each period)

	Year ended August 31
CLASS A	2015	2014	2013	2012	2011
Net asset value, beginning of period	$8.20	$8.21	$8.26	$8.04	$8.18
Net investment income	0.25	0.27	0.31	0.36	0.40
Net realized and unrealized gains (losses) on investments	(0.13)	0.01	(0.05)	0.26	(0.14)

Total from investment operations	0.12	0.28	0.26	0.62	0.26
Distributions to shareholders from
Net investment income	(0.25)	(0.27)	(0.31)	(0.36)	(0.40)
Net realized gains	0.00	(0.02)	(0.00)[1]	(0.04)	0.00

Total distributions to shareholders	(0.25)	(0.29)	(0.31)	(0.40)	(0.40)
Net asset value, end of period	$8.07	$8.20	$8.21	$8.26	$8.04
Total return[2]	1.46%	3.40%	3.17%	7.81%	3.10%
Ratios to average net assets (annualized)
Gross expenses	0.92%	0.91%	0.94%	0.99%	1.00%
Net expenses	0.81%	0.81%	0.81%	0.81%	0.81%
Net investment income	3.11%	3.27%	3.73%	4.33%	4.77%
Supplemental data
Portfolio turnover rate	40%	28%	33%	28%	36%
Net assets, end of period (000s omitted)	$203,856	$276,436	$285,726	$261,173	$201,523

[1]	Amount is less than $0.005.

[2]	Total return calculations do not include any sales charges.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Short-Term High Yield Bond Fund	21

(For a share outstanding throughout each period)

	Year ended August 31
CLASS C	2015	2014	2013	2012	2011
Net asset value, beginning of period	$8.20	$8.21	$8.26	$8.04	$8.18
Net investment income	0.19	0.21	0.25	0.29 [1]	0.33
Net realized and unrealized gains (losses) on investments	(0.13)	0.01	(0.06)	0.26	(0.14)

Total from investment operations	0.06	0.22	0.19	0.55	0.19
Distributions to shareholders from
Net investment income	(0.19)	(0.21)	(0.24)	(0.29)	(0.33)
Net realized gains	0.00	(0.02)	(0.00)[2]	(0.04)	0.00

Total distributions to shareholders	(0.19)	(0.23)	(0.24)	(0.33)	(0.33)
Net asset value, end of period	$8.07	$8.20	$8.21	$8.26	$8.04
Total return[3]	0.70%	2.62%	2.40%	7.00%	2.33%
Ratios to average net assets (annualized)
Gross expenses	1.67%	1.66%	1.69%	1.73%	1.75%
Net expenses	1.56%	1.56%	1.56%	1.56%	1.56%
Net investment income	2.36%	2.52%	2.98%	3.58%	3.97%
Supplemental data
Portfolio turnover rate	40%	28%	33%	28%	36%
Net assets, end of period (000s omitted)	$123,521	$143,444	$133,379	$102,780	$71,831

[1]	Calculated based upon average shares outstanding

[2]	Amount is less than $0.005.

[3]	Total return calculations do not include any sales charges.

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo Advantage Short-Term High Yield Bond Fund	Financial highlights

(For a share outstanding throughout each period)

	Year ended August 31
ADMINISTRATOR CLASS	2015	2014	2013	2012	2011
Net asset value, beginning of period	$8.20	$8.20	$8.26	$8.03	$8.18
Net investment income	0.26	0.28	0.32	0.37	0.41
Net realized and unrealized gains (losses) on investments	(0.13)	0.02	(0.06)	0.27	(0.15)

Total from investment operations	0.13	0.30	0.26	0.64	0.26
Distributions to shareholders from
Net investment income	(0.26)	(0.28)	(0.32)	(0.37)	(0.41)
Net realized gains	0.00	(0.02)	(0.00)[1]	(0.04)	0.00

Total distributions to shareholders	(0.26)	(0.30)	(0.32)	(0.41)	(0.41)
Net asset value, end of period	$8.07	$8.20	$8.20	$8.26	$8.03
Total return	1.62%	3.69%	3.21%	8.12%	3.15%
Ratios to average net assets (annualized)
Gross expenses	0.85%	0.84%	0.87%	0.92%	0.94%
Net expenses	0.65%	0.65%	0.65%	0.65%	0.65%
Net investment income	3.28%	3.44%	3.89%	4.48%	4.87%
Supplemental data
Portfolio turnover rate	40%	28%	33%	28%	36%
Net assets, end of period (000s omitted)	$328,934	$509,059	$550,981	$459,746	$249,301

[1]	Amount is less than $0.005.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Short-Term High Yield Bond Fund	23

(For a share outstanding throughout each period)

	Year ended August 31
INSTITUTIONAL CLASS	2015	2014	2013[1]
Net asset value, beginning of period	$8.18	$8.19	$8.28
Net investment income	0.28	0.29	0.25
Net realized and unrealized gains (losses) on investments	(0.13)	0.01	(0.09)

Total from investment operations	0.15	0.30	0.16
Distributions to shareholders from
Net investment income	(0.27)	(0.29)	(0.25)
Net realized gains	0.00	(0.02)	(0.00)[2]

Total distributions to shareholders	(0.27)	(0.31)	(0.25)
Net asset value, end of period	$8.06	$8.18	$8.19
Total return[3]	1.90%	3.72%	1.92%
Ratios to average net assets (annualized)
Gross expenses	0.59%	0.58%	0.60%
Net expenses	0.50%	0.50%	0.50%
Net investment income	3.40%	3.58%	4.05%
Supplemental data
Portfolio turnover rate	40%	28%	33%
Net assets, end of period (000s omitted)	$608,704	$540,824	$211,642

[1]	For the period from November 30, 2012 (commencement of class operations) to August 31, 2013

[2]	Amount is less than $0.005.

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

24	Wells Fargo Advantage Short-Term High Yield Bond Fund	Financial highlights

(For a share outstanding throughout each period)

	Year ended August 31
INVESTOR CLASS	2015	2014	2013	2012	2011
Net asset value, beginning of period	$8.20	$8.21	$8.26	$8.03	$8.18
Net investment income	0.25	0.27	0.31	0.35 [1]	0.39
Net realized and unrealized gains (losses) on investments	(0.14)	0.00 [2]	(0.06)	0.27	(0.15)

Total from investment operations	0.11	0.27	0.25	0.62	0.24
Distributions to shareholders from
Net investment income	(0.24)	(0.26)	(0.30)	(0.35)	(0.39)
Net realized gains	0.00	(0.02)	(0.00)[2]	(0.04)	0.00

Total distributions to shareholders	(0.24)	(0.28)	(0.30)	(0.39)	(0.39)
Net asset value, end of period	$8.07	$8.20	$8.21	$8.26	$8.03
Total return	1.43%	3.36%	3.13%	7.91%	2.95%
Ratios to average net assets (annualized)
Gross expenses	0.94%	0.94%	0.97%	1.01%	1.03%
Net expenses	0.84%	0.84%	0.84%	0.84%	0.84%
Net investment income	3.08%	3.24%	3.70%	4.30%	4.76%
Supplemental data
Portfolio turnover rate	40%	28%	33%	28%	36%
Net assets, end of period (000s omitted)	$168,078	$227,763	$258,302	$232,175	$170,952

[1]	Calculated based upon average shares outstanding

[2]	Amount is less than $0.005.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements	Wells Fargo Advantage Short-Term High Yield Bond Fund	25

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Advantage Short-Term High Yield Bond Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued at net asset value when available.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

26	Wells Fargo Advantage Short-Term High Yield Bond Fund	Notes to financial statements

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Securities Lending Fund is included in securities lending income on the Statement of Operations.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Loans

The Fund may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Fund purchases participations, it generally has no rights to enforce compliance with terms of the loan agreement with the borrower. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of August 31, 2015, the Fund had capital loss carryforwards which consist of $1,166,087 in short-term capital losses and $1,031,107 in long-term capital losses.

As of August 31, 2015, the Fund had current year deferred post-October capital losses consisting of $6,730,571 in short-term losses and $8,021,991 in long-term losses which will be recognized on the first day of the following fiscal year.

Notes to financial statements	Wells Fargo Advantage Short-Term High Yield Bond Fund	27

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of August 31, 2015:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Corporate bonds and notes	$0	$788,106,582	$0	$788,106,582

Loans	0	445,938,054	1,915,003	447,853,057

Municipal obligations	0	15,153,944	0	15,153,944

Non-agency mortgage-backed securities	0	33,756	0	33,756

Yankee corporate bonds and notes	0	108,400,963	0	108,400,963

Short-term investments
Investment companies	70,743,835	0	0	70,743,835
Total assets	$70,743,835	$1,357,633,299	$1,915,003	$1,430,292,137

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At August 31, 2015, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the applicable subadviser, providing fund-level administrative services in connection with the Fund’s operations, and providing any other fund-level administrative services reasonably necessary for the operation of the Fund. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.50% and declining to 0.38% as the average daily net assets of the Fund increase.

Prior to July 1, 2015, Funds Management provided advisory services pursuant to an investment advisory agreement and was entitled to receive an annual fee which started at 0.45% and declined to 0.35% as the average daily net assets of the

28	Wells Fargo Advantage Short-Term High Yield Bond Fund	Notes to financial statements

Fund increased. In addition, fund-level administrative services were provided by Funds Management under a separate administration agreement at an annual fee which started at 0.05% and declined to 0.03% as the average daily net assets of the Fund increased. For financial statement purposes, the advisory fee and fund-level administration fee for the year ended August 31, 2015 have been included in management fee on the Statement of Operations.

For the year ended August 31, 2015, the management fee was equivalent to an annual rate of 0.47% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. WellsCap, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.35% and declining to 0.20% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee
Class A, Class C	0.16%
Administrator Class	0.10
Institutional Class	0.08
Investor Class	0.19

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through December 31, 2015 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.81% for Class A shares, 1.56% for Class C shares, 0.65% for Administrator Class shares, 0.50% for Institutional Class shares, and 0.84% for Investor Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fee

The Trust has adopted a distribution plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the year ended August 31, 2015, Funds Distributor received $5,848 from the sale of Class A shares and $249 in contingent deferred sales charges from redemptions of Class C shares.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, Administrator Class, and Investor Class of the Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the year ended August 31, 2015 were $585,800,336 and $607,493,838, respectively.

Notes to financial statements	Wells Fargo Advantage Short-Term High Yield Bond Fund	29

As of August 31, 2015, the Fund had unfunded term loan commitments of $11,143,913.

6. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds in the Trust) and Wells Fargo Variable Trust are parties to a $150,000,000 revolving credit agreement, whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating fund. For the year ended August 31, 2015, the Fund paid $2,894 in commitment fees.

For the year ended August 31, 2015, there were no borrowings by the Fund under the agreement.

7. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the years ended August 31, 2015 and August 31, 2014 were as follows:

	Year ended August 31
	2015	2014
Ordinary income	$47,881,970	$55,020,724
Long-term capital gain	0	2,785,457

As of August 31, 2015, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	Unrealized losses	Post-October capital losses deferred	Capital loss carryforward
$540,890	$(13,578,064)	$(14,752,562)	$(2,197,194)

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

30	Wells Fargo Advantage Short-Term High Yield Bond Fund	Report of independent registered public accounting firm

BOARD OF TRUSTEES AND SHAREHOLDERS OF WELLS FARGO FUNDS TRUST:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Wells Fargo Advantage Short-Term High Yield Bond Fund (the “Fund”), one of the funds constituting the Wells Fargo Funds Trust, as of August 31, 2015, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2015, by correspondence with the custodian and brokers, or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Wells Fargo Advantage Short-Term High Yield Bond Fund as of August 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

October 26, 2015

Other information (unaudited)	Wells Fargo Advantage Short-Term High Yield Bond Fund	31

TAX INFORMATION

For the fiscal year ended August 31, 2015, $30,949,686 has been designated as interest-related dividends for nonresident alien shareholders pursuant to Section 871 of the Internal Revenue Code.

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargoadvantagefunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

32	Wells Fargo Advantage Short-Term High Yield Bond Fund	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo Advantage family of funds, which consists of 133 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other public company or investment company directorships during past 5 years
William R. Ebsworth (Born 1957)	Trustee, since 2015**	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director at Fidelity Management and Research Company and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. in Boston, Tokyo, and Hong Kong where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Mr. Ebsworth is a CFA ® charterholder and an Adjunct Lecturer, Finance, at Babson College.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015**	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is Chair of Taproot Foundation (non-profit organization), a Board Member of Ruth Bancroft Garden (non-profit organization) and an inactive chartered financial analyst.	Asset Allocation Trust; Harding Loevner Funds; Russell Exchange Traded Funds Trust
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Mr. Harris is a certified public accountant.	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust

Other information (unaudited)	Wells Fargo Advantage Short-Term High Yield Bond Fund	33

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other public company or investment company directorships during past 5 years
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

**	William R. Ebsworth and Jane A. Freeman each became a Trustee effective January 1, 2015.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank N.A. from 1996 to 2013.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Executive Vice President of Wells Fargo Funds Management, LLC since 2014, Senior Vice President and Chief Compliance Officer from 2007 to 2014.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 72 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 61 funds and Assistant Treasurer of 72 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

34	Wells Fargo Advantage Short-Term High Yield Bond Fund	Other information (unaudited)

BOARD CONSIDERATION OF INVESTMENT ADVISORY, INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS:

Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment advisory and sub-advisory agreements. In this regard, at an in-person meeting held on May 19-20, 2015 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for Wells Fargo Advantage Short-Term High Yield Bond Fund (the “Fund”): (i) an investment advisory agreement (the “Advisory Agreement”) with Wells Fargo Funds Management, LLC (“Funds Management”); (ii) an investment management agreement (the “Management Agreement”) with Funds Management; and (iii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Wells Capital Management Incorporated (the “Sub-Adviser”), an affiliate of Funds Management. The Management Agreement combines the terms of the Advisory Agreement with the terms of the Fund’s Amended and Restated Administration Agreement (the “Administration Agreement”) applicable to Fund-level administrative services. The Advisory Agreement, the Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at an in-person meeting in March 2015, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. Also, the Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2015. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board unanimously approved the continuation of the Advisory Agreement for the period from June 1, 2015 through June 30, 2015, approved the Management Agreement for the period from July 1, 2015 through May 31, 2016, and approved the continuation of the Sub-Advisory Agreement for a one-year term through May 31, 2016. The Board also determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and the Sub-Adviser under the Advisory Agreements. This information included, among other things, a summary of the background and experience of senior management of Funds Management, and the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund. The Board noted that the services to be provided to the Fund pursuant to the Management Agreement combined the advisory services previously provided to the Fund pursuant to the Fund’s Advisory Agreement with the Fund-level administrative services previously provided to the Fund pursuant to the Fund’s Administration Agreement. The Board received a representation from Funds Management that combining these services would not result in any change to the nature or level of services provided by Funds Management to the Fund.

The Board evaluated the ability of Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance

Other information (unaudited)	Wells Fargo Advantage Short-Term High Yield Bond Fund	35

programs and compliance records of Funds Management and the Sub-Adviser. In addition, the Board took into account the full range of services provided to the Fund by Funds Management and its affiliates.

Fund performance and expenses

The Board considered the performance results for the Fund over various time periods ended March 31, 2015. The Board considered these results in comparison to the performance of funds in a universe that was determined by Lipper Inc. (“Lipper”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Lipper is an independent provider of investment company data. The Board received a description of the methodology used by Lipper to select the mutual funds in the performance Universe. The Board noted that the performance of the Fund (Class A) was lower than the average performance of the Universe for all periods under review except the one-year period. The Board also noted that the performance of the Fund was lower than its benchmark, the BofAML High Yield U.S. Corp Cash Pay BB 1-5 Yrs, for all periods under review except the first quarter of 2015.

The Board received information concerning, and discussed factors contributing to, the underperformance of the Fund relative to the Universe and benchmark for the periods noted above. The Board took note of the explanations for the relative underperformance in these periods, including with respect to market factors that affected the Fund’s performance and the composition of the funds in the Universe, and of recent improved performance.

The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees (which reflect fee waivers, if any, and include advisory, administration and transfer agent fees), custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Lipper to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Lipper to select the mutual funds in the expense Groups and an explanation of how funds comprising expense groups and their expense ratios may vary from year-to-year. Based on the Lipper reports, the Board noted that the net operating expense ratios of the Fund were lower than the median net operating expense ratios of the expense Groups. The Board discussed and accepted Funds Management’s proposal to convert the Investor Class shares into Class A shares.

The Board took into account the Fund performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreement and Sub-Advisory Agreement and approve the Management Agreement.

Investment advisory and sub-advisory fee rates

The Board reviewed and considered the contractual investment advisory fee rates that are payable by the Fund to Funds Management for investment advisory services (the “Advisory Agreement Rates”), both on a stand-alone basis and on a combined basis with the Fund’s fund-level and class-level contractual administration fee rates (the “Management Rates”). The Board noted that the Management Rates include transfer agency and sub-transfer agency costs. The Board also noted that the fee rate to be paid by the Fund under the Management Agreement will incorporate the advisory fee and Fund-level administration fee previously payable separately by the Fund under the Fund’s Advisory Agreement and Administration Agreement with Funds Management. The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to the Sub-Adviser for investment sub-advisory services (the “Sub-Advisory Agreement Rates”).

Among other information reviewed by the Board was a comparison of the Management Rates of the Fund with those of other funds in the expense Groups at a common asset level. The Board noted that the Management Rates of the Fund were lower than the Fund’s expense Groups for all share classes.

The Board also received and considered information about the portion of the total advisory fee that was retained by Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by the Sub-Adviser, and about Funds Management’s on-going oversight services. However, given the affiliation between Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of the advisory fee between them.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing mutual funds compared with those associated with managing assets of non-mutual fund clients such as collective funds or institutional separate accounts.

36	Wells Fargo Advantage Short-Term High Yield Bond Fund	Other information (unaudited)

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Funds Management under the Management Agreement and Advisory Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable, in light of the services covered by the Advisory Agreements.

Profitability

The Board received and considered information concerning the profitability of Funds Management, as well as the profitability of Wells Fargo as a whole, from providing services to the Fund and the fund family as a whole. The Board also received and considered information concerning the profitability of the Sub-Adviser from providing services to the fund family as a whole, noting that the Sub-Adviser’s profitability information with respect to providing services to the Fund was subsumed in the Wells Fargo profitability analysis.

Funds Management reported on the methodologies and estimates used in calculating profitability. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size and type of fund. Based on its review, the Board did not deem the profits reported by Funds Management or Wells Fargo from its services to the Fund to be at a level that would prevent it from approving the continuation of the Advisory Agreements.

Economies of scale

With respect to possible economies of scale, the Board noted the existence of breakpoints in the Fund’s advisory and management fee structures, and the Fund’s administration fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size. It considered that, for a small fund or a fund that shrinks in size, breakpoints conversely can result in higher fee levels. The Board also considered that fee waiver and expense reimbursement arrangements and competitive fee rates at the outset are means of sharing potential economies of scale with shareholders of the Fund and the fund family as a whole. The Board considered Funds Management’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments that Funds Management incurs across the fund family as a whole.

The Board concluded that the Fund’s fee and expense arrangements, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.

Other benefits to Funds Management and the Sub-Adviser

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that various affiliates of Funds Management may receive distribution-related fees, shareholder servicing payments and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser, fees earned by Funds Management and the Sub-Adviser from managing a private investment vehicle for the fund family’s securities lending collateral and commissions earned by an affiliated broker from portfolio transactions.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.

Conclusion

At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreement for the period from June 1, 2015 through June 30, 2015, approved the Management Agreement for the period from July 1, 2015 through May 31, 2016, and approved the continuation of the Sub-Advisory Agreement for a one-year term through May 31, 2016. The Board also determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable.

List of abbreviations	Wells Fargo Advantage Short-Term High Yield Bond Fund	37

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Colombian peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2015 Wells Fargo Funds Management, LLC. All rights reserved.

236808 10-15 A222/AR222 08-15

Wells Fargo Advantage

Ultra Short-Term Income Fund

Annual Report

August 31, 2015

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of August 31, 2015, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Advantage Ultra Short-Term Income Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Major central banks continued to inject liquidity into global banks and markets through various accommodative monetary policies, including quantitative easing.

Dear Valued Shareholder:

We are pleased to offer you this annual report for the Wells Fargo Advantage Ultra Short-Term Income Fund for the 12-month period that ended August 31, 2015. The period was marked by low interest rates, low oil prices, and moderate U.S. economic growth. Short-term investment-grade bonds, as measured by the Barclays U.S. 1–3 Year Government/Credit Bond Index,1 returned 0.81% during the period. Meanwhile, strong demand for high-quality, liquid assets kept returns on Treasury bills more modest; the Barclays 6-Month Treasury Bill Index2 returned 0.15% during the period.

Major central banks continued to provide stimulus.

Major central banks continued to inject liquidity into global banks and markets through various accommodative monetary policies, including quantitative easing. In the U.S., the Federal Reserve (Fed) kept its key interest rate near zero in order to support the economy and the financial system. However, it set expectations for it to begin normalizing monetary policy with higher target ranges for the federal funds rate.

Meanwhile, European markets continued to benefit from the European Central Bank’s (ECB’s) willingness to maintain low interest rates. In addition to its targeted longer-term refinancing operations that are designed to increase bank lending, the ECB expanded its quantitative easing program to include the purchase of eurozone government bonds. In Japan, the Bank of Japan maintained an aggressive monetary program aimed at combating deflation.

Economic growth was moderate, and oil prices plummeted.

U.S. economic growth advanced during the reporting period, the unemployment rate ticked lower to 5.1% as of August 2015, and inflation remained below the Fed’s longer-run objective of a 2% pace. The period was also marked by lower oil prices, which began the reporting period near $90 per barrel but declined to $46 per barrel at the end of August 2015. While lower oil prices benefited consumers of oil products, the lower prices pressured companies within the energy sector.

Bond yields rose but remained low by historical standards.

Short-term interest rates increased during the reporting period, with a flattening in the shape of the short-term yield curve. During this time frame, 1-year Treasury bills rose 29 basis points (bps; 100 bps equals 1.00%) to yield 0.38%, 2-year Treasury note yields rose 21 bps to yield 0.74%, and 3-year Treasury note yields rose only 8 bps to yield 1.05%. Meanwhile, ultra-short-term yields were little changed at ultralow levels, anchored by the easy monetary policy.

Since the end of the financial crisis, structural changes in the fixed-income markets have reduced trading liquidity (the degree to which assets can be bought or sold without affecting the price). New regulations and capital requirements have caused traditional liquidity suppliers (banks and broker/dealers) to be more risk-averse and hold less inventory. Meanwhile, corporate-debt issuance has spiked as

[1]	The Barclays U.S. 1–3 Year Government/Credit Bond Index is the one- to three-year component of the Barclays U.S. Government/Credit Bond Index that includes securities in the Government and Credit Indexes. The Government Index includes Treasuries (that is, public obligations of the U.S. Treasury that have remaining maturities of more than one year) and agencies (that is, publicly issued debt of U.S. government agencies, quasi-federal corporations, and corporate or foreign debt guaranteed by the U.S. government). The Credit Index includes publicly issued U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity, and quality requirements. You cannot invest directly in an index.

[2]	The Barclays 6-Month Treasury Bill Index tracks the performance and attributes of recently issued 6-month U.S. Treasury bills. The index follows Barclays’ monthly rebalancing conventions. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Advantage Ultra Short-Term Income Fund	3

companies finance themselves at record-low yields, bond mutual funds hold larger amounts of this new debt supply, trading volumes are lower, and large-size trades are more difficult to execute. However, fixed-income markets appear to have functioned well over the past year with sufficient liquidity and muted volatility.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Advantage Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest in Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future.

Notice to shareholders

At a meeting held on August 11–12, 2015, the Board of Trustees of the Fund approved a change in the name of the Fund whereby the word “Advantage” will be removed from its name, effective December 15, 2015.

For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

4	Wells Fargo Advantage Ultra Short-Term Income Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks current income consistent with capital preservation.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Christopher Y. Kauffman, CFA

Jay N. Mueller, CFA

Thomas M. Price, CFA

Noah Wise, CFA

Average annual total returns1 (%) as of August 31, 2015

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (SADAX)	8-31-1999	(2.07)	0.40	1.50	(0.07)	0.80	1.71	0.78	0.71
Class C (WUSTX)	7-18-2008	(1.81)	0.05	0.95	(0.81)	0.05	0.95	1.53	1.46
Administrator Class (WUSDX)	4-8-2005	–	–	–	(0.04)	0.95	1.86	0.72	0.56
Institutional Class (SADIX)	8-31-1999	–	–	–	0.16	1.16	2.07	0.45	0.36
Investor Class (STADX)	11-25-1998	–	–	–	(0.10)	0.77	1.67	0.81	0.74
Barclays Short-Term Government/ Corporate Index[4]	–	–	–	–	0.81	1.03	2.79	–	–
Barclays Short Treasury Index 9-12 Month[5]	–	–	–	–	0.20	0.30	1.85	–	–
Barclays 1-3 Year Government/Credit Index[6]	–	–	–	–	0.22	0.30	1.84	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 2.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Administrator Class, Institutional Class, and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest-rate changes and their impact on the Fund and its share price can be sudden and unpredictable. Loans are subject to risks similar to those associated with other below-investment-grade bond investments, such as credit risk (for example, risk of issuer default), below-investment-grade bond risk (for example, risk of greater volatility in value), and risk that the loan may become illiquid or difficult to price. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to foreign investment risk, high-yield securities risk, and mortgage- and asset-backed securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Advantage Ultra Short-Term Income Fund	5

Growth of $10,000 investment[7] as of August 31, 2015

[1]	Effective June 20, 2008, Advisor Class was renamed Class A and modified to assume the features and attributes of Class A. Historical performance shown for Class A shares through June 19, 2008, includes Advisor Class expenses. Historical performance shown for Class C shares prior to their inception reflects the performance of Investor Class shares, adjusted to include the higher expenses applicable to Class C shares. Historical performance shown for Administrator Class shares prior to their inception reflects the performance of Institutional Class shares, adjusted to include the higher expenses applicable to Administrator Class shares.

[2]	Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.01% in acquired fund fees and expenses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report, which do not include acquired fund fees and expenses.

[3]	The manager has contractually committed through December 31, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver at 0.70% for Class A, 1.45% for Class C, 0.55% for Administrator Class, 0.35% for Institutional Class, and 0.73% for Investor Class. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower.

[4]	The Barclays Short-Term Government/Corporate Index contains securities that have fallen out of the Barclays U.S. Government/Credit Index because of the standard minimum one-year to maturity constraint. Securities in the Barclays Short-Term Government/Corporate Index must have a maturity from one up to (but not including) 12 months. You cannot invest directly in an index.

[5]	The Barclays Short Treasury Index 9-12 Month is an unmnaged index that includes aged U.S. Treasury bills, notes and bonds with a remaining maturity from nine up to (but not including) 12 months. It excludes zero-coupon STRIPS. You cannot invest directly in an index.

[6]	The Barclays 1-3 Year Government/Credit Bond Index is the one- to three-year component of the Barclays 1-3 Year Government/Credit Bond Index that includes securities in the Government and Credit Indexes. The Government Index includes Treasuries (that is, public obligations of the U.S. Treasury that have remaining maturities of more than one year) and agencies (that is, publicly issued debt of U.S. government agencies, quasi-federal corporations, and corporate or foreign debt guaranteed by the U.S. government). The Credit Index includes publicly issued U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity, and quality requirements. You cannot invest directly in an index.

[7]	The chart compares the performance of Class A shares for the most recent 10 years with the performance of the Barclays Short-Term U.S. Government/Corporate Index, the Barclays 9-12 Month U.S. Short-Term Treasury Index, and the Barclays 1-3 Year U.S. Government/Credit Bond Index. The chart assumes a hypothetical investment of $10,000 in Class A shares and reflects all operating expenses and assumes the maximum initial sales charge of 2.00%.

[8]	The ten largest holdings, excluding cash and cash equivalents, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[9]	Amounts are calculated based on the total long-term investments of the Fund. These amounts are subject to change and may have changed since the date specified.

6	Wells Fargo Advantage Ultra Short-Term Income Fund	Performance highlights (unaudited)

MANAGER’S DISCUSSION

Fund highlights

■	The Fund underperformed its benchmarks, the Barclays Short-Term U.S. Government/Corporate Index, the Barclays 9–12 Month U.S. Short-Term Treasury Index, and the Barclays U.S. 1–3 Year Government/Credit Bond Index, for the 12-month period that ended August 31, 2015.

■	The Fund’s overweight in corporate debt had a mixed impact on relative performance during the period because wider credit spreads detracted from results more than the higher income from this sector contributed to results. The Fund’s holdings in asset-backed securities (ABS) generated positive relative returns. Meanwhile, mortgage-backed securities (MBS) results were mixed: Agency MBS outperformed, while commercial MBS lagged.

Ten largest holdings[8] (%) as of August 31, 2015
FNMA, 3.50%, 9-17-2030	1.12
Mercedes-Benz Auto Receivables Series 2015-1 Class A2A, 0.82%, 6-15-2018	1.02
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2014-INN Class A, 1.12%, 6-15-2029	0.93
DIRECTV Holdings LLC, 2.40%, 3-15-2017	0.91
Verizon Communications Incorporated, 1.35%, 6-9-2017	0.90
Chase Issuance Trust Series 2012-A9 Class A9, 0.35%, 10-16-2017	0.90
Nissan Auto Lease Trust Series 2014-B Class A2A, 0.73%, 4-17-2017	0.82
Providence Health & Services Company, 1.08%, 10-1-2016	0.75
Port Arthur TX Navigation District Motiva Enterprises LLC Series B, 0.30%, 12-1-2039	0.75
CNH Equipment Trust Series 2015-C Class A2A, 1.10%, 12-17-2018	0.72

The economic climate remained benign.

The U.S. economy featured trend-like growth, a steadily improving labor market, and generally stable inflation over the past 12 months. Real gross domestic product growth averaged about 2.7% in the most recent four quarters as personal income gains supported consumption. In contrast, business investment softened, in part, due to weakness in the energy industry brought on by a collapse in global oil prices.

The labor market continued to tighten over the past 12 months, as evidenced by a full percentage point decline in the unemployment rate to 5.1%. Nonfarm payrolls expanded at an average pace of about 240,000 per month over the period. Following a persistent theme of this expansion, some of the improvement in the unemployment rate can be attributed to a decline in the labor force participation rate, which fell to 62.6% at the end of the period versus 62.8% a year ago.

The inflationary environment was mixed over the past 12 months as the drop in oil prices pushed the year-over-year change in the headline Consumer Price Index (CPI)

down to 0.2% compared with a 1.7% headline inflation rate a year ago. Excluding food and energy, however, the CPI rose 1.8%, which is basically in line with the average rate of core inflation recorded over the past five years.

Monetary policy transitioned from maximal accommodation to the beginning of a tightening cycle over the past 12 months. The Federal Open Market Committee (FOMC) completed its third round of asset purchases, which is popularly known as quantitative easing, in the fourth quarter of 2014, though the monetary authorities continue to reinvest the proceeds of maturing principal and interest payments from their existing portfolio. The FOMC’s overnight federal funds rate target remained unchanged throughout the period, with the federal funds rate held to a range of 0.00% to 0.25%. The FOMC has said an initial hike to the federal funds target rate may be appropriate before the end of 2015, to be followed by a very gradual normalization of monetary policy.”

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Advantage Ultra Short-Term Income Fund	7

Portfolio allocation[9] as of August 31, 2015

The Fund remained overweight corporate notes and securitized debt.

During the period, the Fund maintained an overweight to short-term corporate notes and securitized debt while being underweight U.S. Treasuries and agency debentures. About half of Fund assets were invested in corporate debt securities, while the other primary sector commitment was to securitized debt: MBS pass-throughs, ABS, and collateralized mortgage obligations. We maintained the Fund’s duration near six months.

In this environment of trend-like growth, stable core inflation, and still accommodative monetary policy, we believe that the spread sectors, including both corporate credit and structured product, represented good value, particularly with spreads having widened in recent months. In our view, the spread widening has been more a function of supply concerns and global macro uncertainty than deterioration in domestic fundamentals. That said, corporate credit metrics have weakened in certain industries such as mineral extraction and energy, and management focus on rewarding shareholders has resulted in additional leverage in several industries.

We expect a gradual rise in short-term interest rates.

The relatively benign domestic economic conditions described above are likely to result in a gradual upward bias toward interest rates. The FOMC is likely to raise its target rate by 0.75% to 1.00% over the next 12 months, a result which is largely reflected in the current term structure of interest rates. Should market rates diverge from the policy path we think most likely, we will be prepared to modify our duration and yield-curve posture in response to the opportunities presented.

Please see footnotes on page 5.

8	Wells Fargo Advantage Ultra Short-Term Income Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from March 1, 2015 to August 31, 2015.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 3-1-2015	Ending account value 8-31-2015	Expenses paid during the period[1]	Net annualized expense ratio
Class A
Actual	$1,000.00	$1,000.29	$3.53	0.70%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.68	$3.57	0.70%
Class C
Actual	$1,000.00	$996.52	$7.30	1.45%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.90	$7.38	1.45%
Administrator Class
Actual	$1,000.00	$999.85	$2.77	0.55%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.43	$2.80	0.55%
Institutional Class
Actual	$1,000.00	$1,000.87	$1.77	0.35%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.44	$1.79	0.35%
Investor Class
Actual	$1,000.00	$1,000.14	$3.68	0.73%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.53	$3.72	0.73%

[1]	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—August 31, 2015	Wells Fargo Advantage Ultra Short-Term Income Fund	9

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities: 12.85%
FDIC Series 2013-R1 Class A 144A	1.15%	3-25-2033	$3,310,072	$3,271,925
FHLMC ±	2.45	3-1-2035	1,453,464	1,551,010
FHLMC ±	2.49	11-1-2035	5,827,973	6,207,043
FHLMC ±	2.50	4-1-2032	135,755	143,542
FHLMC ±	2.50	6-1-2032	6,368	6,709
FHLMC ±	2.56	10-1-2031	75,588	76,165
FHLMC ±	2.58	1-1-2029	73,809	74,487
FHLMC ±	2.65	7-1-2029	3,673	3,831
FHLMC ±	3.03	10-1-2038	2,060,650	2,201,519
FHLMC	4.50	2-1-2020	1,676,591	1,752,759
FHLMC	4.50	8-1-2020	942,540	985,360
FHLMC	4.50	1-1-2022	749,975	780,903
FHLMC	5.00	12-1-2019	1,937,141	2,048,211
FHLMC	5.50	8-1-2018	455,971	477,880
FHLMC	6.00	4-1-2016	34,811	35,178
FHLMC	6.00	5-1-2017	209,659	214,918
FHLMC	6.00	1-1-2024	1,781,879	1,942,209
FHLMC	7.00	6-1-2031	409,954	472,973
FHLMC	9.00	11-1-2016	29,634	29,959
FHLMC	9.00	12-1-2016	110,081	112,661
FHLMC	9.00	8-1-2018	44,084	45,797
FHLMC	9.00	10-1-2019	39,126	42,410
FHLMC	9.50	12-1-2016	14,728	14,871
FHLMC	9.50	5-1-2020	4,930	4,978
FHLMC	9.50	9-1-2020	88,576	96,960
FHLMC	9.50	12-1-2022	153,879	165,465
FHLMC	10.00	11-17-2021	24,260	24,884
FHLMC	10.50	5-1-2020	103,459	114,916
FHLMC Series 2495 Class UJ	3.50	7-15-2032	33,133	33,799
FHLMC Series 2530 Class BH	5.00	11-15-2017	1,001,094	1,033,977
FHLMC Series 2617 Class GR	4.50	5-15-2018	348,413	360,091
FHLMC Series 2684 Class PE	5.00	1-15-2033	34,174	34,795
FHLMC Series 2690 Class TG	4.50	4-15-2032	210,352	214,137
FHLMC Series 2704 Class BH	4.50	11-15-2023	1,102,232	1,180,616
FHLMC Series 2707 Class QE	4.50	11-15-2018	729,817	760,791
FHLMC Series 2727 Class PE	4.50	7-15-2032	158,990	159,309
FHLMC Series 2843 Class BC	5.00	8-15-2019	900,372	941,867
FHLMC Series 2849 Class B	5.00	8-15-2019	1,589,410	1,662,412
FHLMC Series 2855 Class WN	4.00	9-15-2019	350,101	362,476
FHLMC Series 2864 Class NB	5.50	7-15-2033	1,538,686	1,624,096
FHLMC Series 2881 Class AE	5.00	8-15-2034	749,360	798,985
FHLMC Series 2896 Class CB	4.50	11-15-2019	1,307,599	1,362,100
FHLMC Series 2907 Class HE	5.00	5-15-2033	1,105,867	1,113,805
FHLMC Series 2953 Class LD	5.00	12-15-2034	506,281	534,026
FHLMC Series 2963 Class BP	5.00	9-15-2034	206,842	209,968
FHLMC Series 3166 Class AC	5.00	6-15-2021	10,518,979	11,197,558
FHLMC Series 3266 Class D	5.00	1-15-2022	2,840,264	2,970,615
FHLMC Series 3501 Class AC	4.00	8-15-2023	886,470	906,442
FHLMC Series 3538 Class DE	3.50	7-15-2023	619,893	626,509
FHLMC Series 3574 Class EA	3.00	9-15-2021	393,912	402,122

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage Ultra Short-Term Income Fund	Portfolio of investments—August 31, 2015

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FHLMC Series 3589 Class CA	4.00%	10-15-2021	$496,806	$506,391
FHLMC Series 3609 Class LA	4.00	12-15-2024	749,792	778,313
FHLMC Series 3619 Class EB	3.50	5-15-2024	175,210	180,515
FHLMC Series 3649 Class DG	4.00	4-15-2028	1,950,878	1,972,319
FHLMC Series 3656 Class EC	3.50	5-15-2024	227,661	228,856
FHLMC Series 3660 Class HE	3.50	10-15-2023	80,167	80,369
FHLMC Series 3689 Class BD	2.00	7-15-2020	155,837	155,946
FHLMC Series 3706 Class AB	3.50	7-15-2020	1,207,977	1,228,440
FHLMC Series 3728 Class EA	3.50	9-15-2020	1,120,881	1,130,538
FHLMC Series 3728 Class EH	3.00	9-15-2020	838,565	845,334
FHLMC Series 3772 Class HC	3.00	10-15-2018	939,786	961,866
FHLMC Series 3780 Class DG	3.00	10-15-2027	747,390	756,832
FHLMC Series 3780 Class GX	3.50	9-15-2028	3,945,209	4,070,821
FHLMC Series 3784 Class DA	4.00	7-15-2025	331,958	342,415
FHLMC Series 3786 Class EY	4.50	1-15-2032	188,066	191,510
FHLMC Series 3821 Class LA	3.50	4-15-2025	736,804	765,246
FHLMC Series 3829 Class CA	4.00	8-15-2024	1,255,388	1,266,713
FHLMC Series 3834 Class EA	3.50	6-15-2029	818,156	850,977
FHLMC Series 3842 Class CJ	2.00	9-15-2018	306,219	309,201
FHLMC Series 3878 Class JA	3.50	1-15-2025	490,227	503,196
FHLMC Series 3888 Class JP	4.00	2-15-2037	149,126	151,376
FHLMC Series 3898 Class NE	4.00	7-15-2040	946,117	979,422
FHLMC Series 3952 Class MK	3.00	11-15-2021	359,180	359,898
FHLMC Series K003 Class A3	4.32	12-25-2015	1,139,413	1,145,164
FHLMC Series K003 Class AAB	4.77	5-25-2018	916,705	960,079
FHLMC Series T-42 Class A6	9.50	2-25-2042	917,724	1,137,077
FNMA ±	1.77	10-1-2031	144,975	149,174
FNMA ±	1.85	9-1-2037	897,391	940,293
FNMA	1.89	2-1-2017	2,000,000	2,032,643
FNMA ±	2.11	1-1-2023	17,679	17,760
FNMA ±	2.16	12-1-2034	1,291,618	1,367,707
FNMA ±	2.31	11-1-2031	95,564	100,381
FNMA ±	2.36	5-1-2032	43,665	46,238
FNMA ±	2.37	4-1-2038	4,081,710	4,337,621
FNMA ±	2.40	11-1-2032	1,347,641	1,435,739
FNMA ±	2.40	8-1-2045	1,431,049	1,518,739
FNMA ±	2.43	12-1-2040	439,862	467,323
FNMA ±	2.47	6-1-2032	141,545	148,989
FNMA ±	2.47	6-1-2034	1,773,997	1,862,277
FNMA ±	2.49	2-1-2033	464,108	489,822
FNMA ±	2.49	5-1-2036	1,473,249	1,573,404
FNMA ±	2.52	11-1-2034	2,276,337	2,437,795
FNMA ±	2.53	5-1-2036	1,670,295	1,770,776
FNMA	2.71	9-1-2017	3,555,442	3,645,755
FNMA	2.99	7-1-2016	3,895,998	3,924,558
FNMA	3.00	1-1-2021	765,154	796,528
FNMA	3.18	12-1-2017	4,328,541	4,366,882
FNMA	3.21	2-1-2016	462,592	462,503
FNMA ±	3.36	4-1-2033	5,284	5,503
FNMA ±	3.45	7-1-2033	63,606	64,659

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2015	Wells Fargo Advantage Ultra Short-Term Income Fund	11

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA	3.50%	9-1-2018	$687,917	$724,946
FNMA %%	3.50	9-17-2030	17,000,000	17,908,438
FNMA	3.77	1-1-2018	1,168,324	1,166,517
FNMA	4.22	5-1-2016	2,222,408	2,241,453
FNMA	4.29	5-1-2016	762,863	769,535
FNMA	4.50	6-1-2019	204,654	213,588
FNMA	5.09	12-1-2016	964,043	1,004,551
FNMA	5.17	2-1-2016	2,269,995	2,276,058
FNMA	5.23	7-1-2018	1,270,085	1,320,624
FNMA	5.27	12-1-2016	935,824	972,634
FNMA	5.39	1-1-2018	1,160,885	1,211,399
FNMA	5.40	12-1-2016	959,425	1,001,953
FNMA	5.52	5-1-2017	1,417,206	1,508,562
FNMA	5.85	5-1-2016	4,000,000	4,045,461
FNMA	6.00	4-1-2021	1,058,656	1,110,342
FNMA	6.50	8-1-2031	690,405	810,583
FNMA	6.74	12-1-2015	1,184,773	1,194,534
FNMA	8.33	7-15-2020	31,966	35,195
FNMA	8.50	7-1-2017	107,856	112,268
FNMA	9.00	12-1-2016	81,209	83,772
FNMA	9.00	2-15-2020	114,862	131,778
FNMA	9.00	10-15-2021	55,300	62,256
FNMA	9.00	6-1-2024	83,470	91,020
FNMA	9.50	12-1-2020	76,842	83,965
FNMA	9.50	3-1-2021	16,390	16,829
FNMA	10.00	3-20-2018	20,382	20,968
FNMA	10.25	9-1-2021	65,246	72,860
FNMA	10.50	8-1-2020	4,275	4,698
FNMA	10.50	4-1-2022	47,873	50,535
FNMA Series 1988-4 Class Z	9.25	3-25-2018	28,895	30,448
FNMA Series 1988-9 Class Z	9.45	4-25-2018	17,854	18,775
FNMA Series 1989-30 Class Z	9.50	6-25-2019	84,986	92,358
FNMA Series 1989-49 Class E	9.30	8-25-2019	9,554	10,145
FNMA Series 1990-111 Class Z	8.75	9-25-2020	21,370	22,720
FNMA Series 1990-119 Class J	9.00	10-25-2020	60,237	67,130
FNMA Series 1990-124 Class Z	9.00	10-25-2020	27,283	30,451
FNMA Series 1990-21 Class Z	9.00	3-25-2020	113,506	126,063
FNMA Series 1990-27 Class Z	9.00	3-25-2020	70,026	78,549
FNMA Series 1990-30 Class D	9.75	3-25-2020	22,865	25,866
FNMA Series 1990-77 Class D	9.00	6-25-2020	35,024	39,144
FNMA Series 1991-132 Class Z	8.00	10-25-2021	138,549	156,258
FNMA Series 1992-71 Class X	8.25	5-25-2022	59,736	68,759
FNMA Series 2000-T6 Class A2	9.50	6-25-2030	540,927	646,758
FNMA Series 2001-T10 Class A3	9.50	12-25-2041	1,124,546	1,294,667
FNMA Series 2001-T12 Class A3	9.50	8-25-2041	955,112	1,111,385
FNMA Series 2002-94 Class BK	5.50	1-25-2018	712,364	729,526
FNMA Series 2002-T1 Class A4	9.50	11-25-2031	1,189,708	1,443,960
FNMA Series 2002-W4 Class A6 ±	3.38	5-25-2042	1,121,897	1,176,517
FNMA Series 2003-125 Class AY	4.00	12-25-2018	1,698,294	1,751,717

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage Ultra Short-Term Income Fund	Portfolio of investments—August 31, 2015

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA Series 2003-129 Class AP	4.00%	1-25-2019	$367,784	$373,697
FNMA Series 2003-15 Class CN	5.00	3-25-2018	291,775	302,614
FNMA Series 2003-35 Class BC	5.00	5-25-2018	561,440	581,403
FNMA Series 2003-35 Class ME	5.00	5-25-2018	293,988	305,438
FNMA Series 2003-92 Class PE	4.50	9-25-2018	768,481	799,149
FNMA Series 2003-W11 Class A1 ±	3.46	6-25-2033	43,181	45,243
FNMA Series 2003-W3 Class 1A4 ±	3.46	8-25-2042	51,805	54,719
FNMA Series 2004-10 Class FA ±	0.55	2-25-2034	1,556,833	1,561,681
FNMA Series 2004-17 Class HJ	4.75	4-25-2019	1,676,251	1,775,145
FNMA Series 2004-32 Class AY	4.00	5-25-2019	127,996	132,335
FNMA Series 2004-92 Class QY	4.50	8-25-2034	720,040	749,444
FNMA Series 2006-74 Class DP	5.50	3-25-2035	3,996	3,996
FNMA Series 2006-M3 Class B	5.10	8-25-2016	1,055,342	1,092,938
FNMA Series 2007-2 Class FA ±	0.40	2-25-2037	29,169	29,175
FNMA Series 2007-36 Class AB	5.00	11-25-2021	649,750	660,622
FNMA Series 2007-W2 Class 1A1 ±	0.52	3-25-2037	1,053,214	1,054,312
FNMA Series 2008-36 Class AB	4.50	10-25-2022	239,887	241,157
FNMA Series 2008-76 Class GF ±	0.85	9-25-2023	713,965	718,166
FNMA Series 2008-81 Class LK	5.00	9-25-2023	406,548	424,181
FNMA Series 2009-76 Class HA	4.00	1-25-2019	355,502	362,650
FNMA Series 2010-153 Class AB	2.00	11-25-2018	1,084,926	1,097,678
FNMA Series 2010-153 Class BG	2.50	11-25-2018	838,158	850,781
FNMA Series 2010-25 Class ND	3.50	3-25-2025	441,673	455,839
FNMA Series 2010-39 Class PD	3.00	6-25-2038	369,799	375,026
FNMA Series 2010-39 Class VY	4.50	3-25-2025	2,570,000	2,637,473
FNMA Series 2010-57 Class DQ	3.00	6-25-2025	751,976	777,547
FNMA Series 2010-70 Class CT	4.00	11-25-2027	37,929	37,922
FNMA Series 2010-9 Class MB	5.00	5-25-2032	890,434	904,063
FNMA Series 2011-111 Class MA	4.00	7-25-2038	235,794	236,929
FNMA Series 2011-115 Class DP	3.50	4-25-2034	111,733	111,960
FNMA Series 2011-122 Class A	3.00	12-25-2025	526,100	543,059
FNMA Series 2011-129 Class LG	3.00	3-25-2037	787,938	807,720
FNMA Series 2011-33 Class GA	3.50	10-25-2028	1,353,120	1,388,121
FNMA Series 2011-35 Class PA	4.00	2-25-2039	994,949	1,016,327
FNMA Series 2011-39 Class DA	3.50	7-25-2024	477,609	483,756
FNMA Series 2011-40 Class CA	3.50	12-25-2028	3,661,839	3,761,445
FNMA Series 2011-42 Class A	3.00	2-25-2024	5,266,091	5,425,986
FNMA Series 2011-56 Class AC	2.00	7-25-2018	278,576	281,440
FNMA Series 2011-61 Class VA	5.00	4-25-2040	1,590,847	1,608,338
FNMA Series 2011-99 Class AB	4.00	12-25-2038	325,175	332,312
FNMA Series 2012-94 Class E	3.00	6-25-2022	164,608	169,359
FNMA Series 2013-M12 Class A	1.53	10-25-2017	1,799,023	1,811,355
FNMA Series 2014-M3 Class ASQ2	0.56	3-25-2016	3,130,089	3,128,887
FNMA Series G-22 Class ZT	8.00	12-25-2016	92,289	94,642
GNMA	7.00	6-15-2033	583,797	716,588
GNMA	9.00	11-15-2017	27,850	28,902
GNMA	9.50	11-15-2017	8,662	8,703
GNMA	10.00	10-20-2017	19,116	19,210
GNMA Series 2004-11 Class QE	5.00	12-16-2032	689,708	705,646
GNMA Series 2008-36 Class GA	4.25	10-16-2022	2,010,948	2,049,763

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2015	Wells Fargo Advantage Ultra Short-Term Income Fund	13

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
GNMA Series 2009-122 Class AC	4.00%	3-16-2023	$636,624	$655,212
GNMA Series 2009-35 Class PA	5.00	11-16-2032	277,107	281,377
GNMA Series 2009-74 Class BP	3.50	1-20-2037	287,189	289,812
GNMA Series 2009-93 Class UW	5.00	10-20-2020	1,606,386	1,630,167
GNMA Series 2010-133 Class QK	3.50	9-16-2034	565,403	572,698
GNMA Series 2010-167 Class KW	5.00	9-20-2036	43,001	43,263
GNMA Series 2010-27 Class AK	4.00	2-16-2023	1,419,739	1,456,117
GNMA Series 2010-29 Class PL	3.00	8-20-2036	48,033	48,018
GNMA Series 2010-43 Class JA	3.00	9-20-2037	544,378	552,493
GNMA Series 2010-69 Class DQ	2.75	4-20-2040	190,131	192,447
GNMA Series 2010-7 Class CK	3.50	1-16-2034	255,953	257,289
GNMA Series 2010-87 Class ME	2.00	3-20-2036	322,947	323,344
GNMA Series 2011-29 Class AG	3.00	8-16-2037	210,279	212,827

Total Agency Securities (Cost $205,298,477)				206,030,326

Asset-Backed Securities: 13.44%
Ally Auto Receivables Trust Series 2015-1 Class A2	0.92	2-15-2018	10,000,000	10,001,510
Carmax Auto Owner Trust Series 2015-3 Class A2A	1.10	11-15-2018	7,500,000	7,504,793
Chase Issuance Trust Series 2012-A9 Class A9 ±	0.35	10-16-2017	14,350,000	14,350,000
Citibank Credit Card Issuance Trust Series 2006-A3 Class A3	5.30	3-15-2018	10,423,000	10,676,268
Citibank Credit Card Issuance Trust Series 2012-A1 Class A1	0.55	10-10-2017	10,000,000	10,000,100
Countrywide Asset-Backed Certificates Series 2004-AB2 Class A3 ±	1.02	5-25-2036	126,489	126,362
Dell Equipment Finance Trust Series 2014-1 Class A2 144A	0.64	7-22-2016	2,194,930	2,193,130
Delta Air Lines Incorporated 2009-1 Series B Pass Through Trust	9.75	6-17-2018	7,561,648	8,109,867
Ford Credit Auto Lease Trust Series 2014-A Class A2A	0.50	10-15-2016	1,309,600	1,309,485
Ford Credit Auto Lease Trust Series 2014-B Class A2A	0.51	3-15-2017	7,343,260	7,338,920
GE Equipment Transportation LLC Series 2015-1 Class A2	0.89	11-24-2017	3,995,000	3,997,449
GM Financial Automobile Leasing Trust Series 2015-2 Class A2A	1.18	4-20-2018	11,500,000	11,520,367
Honda Auto Receivables Owner Trust Series 2013-2 Class A3	0.53	2-16-2017	1,604,220	1,603,231
Honda Auto Receivables Owner Trust Series 2013-3 Class A3	0.77	5-15-2017	914,439	914,742
Honda Auto Receivables Owner Trust Series 2013-4 Class A3	0.69	9-18-2017	8,370,845	8,364,558
Honda Auto Receivables Owner Trust Series 2014-3 Class A2	0.48	12-15-2016	4,317,852	4,315,305
Honda Auto Receivables Owner Trust Series 2015-3 Class A2	0.92	11-20-2017	8,720,000	8,720,776
Hyundai Auto Lease Securitization Trust Series 2014-A Class A2 144A	0.52	7-15-2016	449,692	449,652
Hyundai Auto Lease Securitization Trust Series 2014-B Class A2 144A	0.61	2-15-2017	6,431,024	6,428,484
Hyundai Auto Lease Securitization Trust Series 2015-B Class A2A 144A	0.95	12-15-2017	9,400,000	9,407,774
Hyundai Auto Receivables Trust Series 2013-B Class A3	0.71	9-15-2017	5,776,807	5,777,731
Leaf II Receivables Funding LLC Series 2015-1 Class A2 144A	1.13	3-15-2017	3,600,000	3,592,843
Mercedes-Benz Auto Lease Trust Series 2013-B Class A4	0.76	7-15-2019	2,350,000	2,350,531
Mercedes-Benz Auto Lease Trust Series 2014-A Class A2A	0.48	6-15-2016	1,390,394	1,390,351
Mercedes-Benz Auto Receivables Series 2015-1 Class A2A	0.82	6-15-2018	16,400,000	16,359,443
Nissan Auto Lease Trust Series 2014-A Class A4	1.04	10-15-2019	1,593,000	1,593,648
Nissan Auto Lease Trust Series 2014-B Class A2A	0.73	4-17-2017	13,099,634	13,099,398
Porsche Innovative Lease Owner Trust Series 2015-1 Class A2 144A	0.79	11-21-2017	9,500,000	9,500,523
Susquehanna Auto Receivables Trust Series 2014-1A Class A2 144A	0.58	10-17-2016	1,839,127	1,838,229
United Airlines Incorporated 2009-2A Series A-2 Pass Through Trust	9.75	7-15-2018	1,873,256	2,013,750
Volkswagen Auto Lease Trust Series 2015-A Class A2A	0.87	6-20-2017	9,298,847	9,297,963
Volvo Financial Equipment LLC Series 2014-1A Class A2 144A	0.54	11-15-2016	2,447,580	2,446,848
Volvo Financial Equipment LLC Series 2015-1A Class A2 144A	0.95	11-15-2017	7,500,000	7,504,485
World Omni Automobile Lease Series 2015-A Class A2A	1.06	5-15-2018	11,400,000	11,396,377

Total Asset-Backed Securities (Cost $215,911,428)				215,494,893

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage Ultra Short-Term Income Fund	Portfolio of investments—August 31, 2015

Security name	Interest rate	Maturity date	Principal	Value

Corporate Bonds and Notes: 38.25%

Consumer Discretionary: 2.96%

Media: 2.96%
21st Century Fox America Incorporated	7.60%	10-11-2015	$5,618,000	$5,656,113
21st Century Fox America Incorporated	8.00	10-17-2016	827,000	888,028
Cox Communications Incorporated	5.50	10-1-2015	9,000,000	9,033,876
DIRECTV Holdings LLC	2.40	3-15-2017	14,563,000	14,658,359
Omnicom Group Incorporated	5.90	4-15-2016	7,000,000	7,190,708
Thomson Reuters Corporation	1.65	9-29-2017	10,000,000	9,984,210

				47,411,294

Consumer Staples: 3.11%

Beverages: 0.56%
Constellation Brands Incorporated	7.25	9-1-2016	8,600,000	9,008,500

Food & Staples Retailing: 0.50%
CVS Health Corporation	1.90	7-20-2018	8,000,000	8,023,256

Food Products: 1.10%
Kraft Heinz Foods Company 144A	1.60	6-30-2017	7,000,000	6,993,777
Kraft Heinz Foods Company 144A	2.00	7-2-2018	3,000,000	2,996,013
Tyson Foods Incorporated	6.60	4-1-2016	7,446,000	7,679,023

				17,668,813

Tobacco: 0.95%
Reynolds American Incorporated	2.30	6-12-2018	5,000,000	5,030,370
Reynolds American Incorporated 144A	3.50	8-4-2016	10,000,000	10,181,500

				15,211,870

Energy: 4.83%

Energy Equipment & Services: 0.34%
Texas Eastern Transmission LP 144A	6.00	9-15-2017	5,000,000	5,399,150

Oil, Gas & Consumable Fuels: 4.49%
Anadarko Petroleum Corporation	6.38	9-15-2017	9,700,000	10,494,731
Boardwalk Pipelines LLC	5.88	11-15-2016	9,000,000	9,315,963
DCP Midstream Operating Company	2.50	12-1-2017	7,628,000	7,207,140
Energy Transfer Partners LP	2.50	6-15-2018	5,000,000	4,965,000
Kinder Morgan Incorporated	7.00	6-15-2017	4,574,000	4,914,269
Marathon Petroleum Corporation	3.50	3-1-2016	9,029,000	9,138,576
Nabors Industries Incorporated	2.35	9-15-2016	10,000,000	9,930,200
ONEOK Partners LP	3.25	2-1-2016	10,000,000	10,051,370
Southwestern Energy Company	3.30	1-23-2018	2,000,000	1,993,892
Williams Partners LP	7.25	2-1-2017	3,700,000	3,955,215

				71,966,356

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2015	Wells Fargo Advantage Ultra Short-Term Income Fund	15

Security name	Interest rate	Maturity date	Principal	Value

Financials: 13.14%

Banks: 2.50%
Associated Banc Corporation	5.13%	3-28-2016	$3,500,000	$3,572,496
Bank of America Corporation	1.70	8-25-2017	4,000,000	3,993,124
Bank of America Corporation	6.05	5-16-2016	8,000,000	8,254,456
Discover Bank	2.60	11-13-2018	5,000,000	5,005,705
Merrill Lynch & Company Incorporated	5.30	9-30-2015	1,600,000	1,605,206
PNC Funding Corporation	5.25	11-15-2015	9,221,000	9,301,444
UBS AG	5.88	7-15-2016	8,000,000	8,291,888

				40,024,319

Capital Markets: 2.44%
Bear Stearns Companies LLC	5.55	1-22-2017	10,785,000	11,344,677
Goldman Sachs Group Incorporated	5.63	1-15-2017	6,261,000	6,574,025
Goldman Sachs Group Incorporated	6.15	4-1-2018	5,085,000	5,603,629
Morgan Stanley	1.75	2-25-2016	5,500,000	5,523,441
Morgan Stanley	1.88	1-5-2018	6,060,000	6,059,824
Morgan Stanley	2.20	12-7-2018	4,000,000	4,016,368

				39,121,964

Consumer Finance: 4.64%
AIG Global Funding 144A	1.65	12-15-2017	4,000,000	3,994,028
American Express	1.80	7-31-2018	8,000,000	7,971,448
Capital One Financial Corporation	1.00	11-6-2015	2,315,000	2,315,877
Daimler Finance North America LLC 144A	1.60	8-3-2017	5,000,000	4,990,315
Discover Financial Services Company	6.45	6-12-2017	570,000	616,495
ERAC USA Finance LLC 144A	1.40	4-15-2016	1,024,000	1,024,885
ERAC USA Finance LLC 144A	2.75	3-15-2017	750,000	764,141
ERAC USA Finance LLC 144A	5.90	11-15-2015	1,020,000	1,030,161
Ford Motor Credit Company LLC	2.24	6-15-2018	3,000,000	2,984,364
Ford Motor Credit Company LLC	6.63	8-15-2017	5,180,000	5,601,642
Harley-Davidson Financial Services Incorporated 144A	1.15	9-15-2015	2,500,000	2,500,595
Harley-Davidson Financial Services Incorporated 144A	2.70	3-15-2017	6,000,000	6,121,380
Harley-Davidson Financial Services Incorporated 144A	3.88	3-15-2016	1,500,000	1,523,726
General Motors Financial Company	2.40	4-10-2018	10,000,000	9,880,940
HSBC Finance Corporation	5.50	1-19-2016	2,665,000	2,711,960
Hyundai Capital America Company 144A	3.75	4-6-2016	7,331,000	7,443,370
Navient Corporation	3.88	9-10-2015	3,500,000	3,482,500
Toll Brothers Finance Corporation	8.91	10-15-2017	8,405,000	9,476,638

				74,434,465

Diversified Financial Services: 1.05%
McGraw Hill Financial Incorporated 144A	2.50	8-15-2018	1,450,000	1,457,523
McGraw Hill Financial Incorporated	5.90	11-15-2017	8,692,000	9,418,825
Toll Road Investors Partnership II LP 144A¤	0.00	2-15-2016	6,000,000	5,882,052

				16,758,400

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage Ultra Short-Term Income Fund	Portfolio of investments—August 31, 2015

Security name	Interest rate	Maturity date	Principal	Value

Insurance: 1.90%
MetLife Insurance Company 144A	7.70%	11-1-2015	$8,500,000	$8,586,488
Platinum Underwriters Finance Incorporated Series B	7.50	6-1-2017	8,075,000	8,772,898
Symetra Financial Corporation 144A	6.13	4-1-2016	9,100,000	9,328,119
Unum Group 144A	6.85	11-15-2015	3,799,000	3,843,171

				30,530,676

REITs: 0.61%
ARC Properties Operating Partnership LP	2.00	2-6-2017	2,915,000	2,845,769
Health Care REIT Incorporated	6.20	6-1-2016	3,000,000	3,103,842
Realty Income Corporation	5.50	11-15-2015	3,833,000	3,865,868

				9,815,479

Health Care: 3.02%

Biotechnology: 1.28%
Baxalta Incorporated 144A	2.00	6-22-2018	3,000,000	2,985,126
Biogen Idec Incorporated	6.88	3-1-2018	8,975,000	10,058,238
Celgene Corporation	2.13	8-15-2018	7,500,000	7,501,313

				20,544,677

Health Care Equipment & Supplies: 0.23%
Zimmer Holdings Incorporated	1.45	4-1-2017	3,630,000	3,619,390

Health Care Providers & Services: 1.20%
Providence Health & Services Company ±	1.08	10-1-2016	12,000,000	12,038,184
UnitedHealth Group Incorporated	1.45	7-17-2017	3,625,000	3,627,762
UnitedHealth Group Incorporated	1.90	7-16-2018	3,625,000	3,634,385

				19,300,331

Life Sciences Tools & Services: 0.31%
Thermo Fisher Scientific Incorporated	1.30	2-1-2017	5,000,000	4,971,930

Industrials: 1.77%

Aerospace & Defense: 0.58%
L-3 Communications Corporation	3.95	11-15-2016	9,000,000	9,232,110

Commercial Services & Supplies: 0.17%
Penske Truck Leasing Company LP 144A	2.50	3-15-2016	2,720,000	2,738,999

Machinery: 0.58%
CNH Capital LLC	3.25	2-1-2017	5,240,000	5,207,250
CNH Capital LLC	3.88	11-1-2015	4,105,000	4,105,000

				9,312,250

Trading Companies & Distributors: 0.44%
International Lease Finance Corporation	8.63	9-15-2015	7,000,000	7,008,925

Information Technology: 1.50%

Communications Equipment: 0.50%
Cisco Systems Incorporated	1.65	6-15-2018	8,000,000	7,996,080

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2015	Wells Fargo Advantage Ultra Short-Term Income Fund	17

Security name	Interest rate	Maturity date	Principal	Value

IT Services: 0.37%
Fidelity National Information Services Incorporated	1.45%	6-5-2017	$3,000,000	$2,963,307
Xerox Corporation	6.40	3-15-2016	2,950,000	3,035,037

				5,998,344

Semiconductors & Semiconductor Equipment: 0.63%
KLA-Tencor Corporation	2.38	11-1-2017	10,000,000	10,064,540

Materials: 1.58%

Chemicals: 0.61%
Eastman Chemical Company	3.00	12-15-2015	9,760,000	9,816,549

Construction Materials: 0.60%
Martin Marietta Material ±	1.38	6-30-2017	9,690,000	9,625,184

Metals & Mining: 0.37%
Glencore Funding LLC 144A	1.70	5-27-2016	3,000,000	2,991,849
Glencore Funding LLC 144A	2.13	4-16-2018	3,000,000	2,853,906

				5,845,755

Telecommunication Services: 2.19%

Diversified Telecommunication Services: 2.19%
CenturyLink Incorporated	5.15	6-15-2017	1,500,000	1,548,750
CenturyLink Incorporated	6.00	4-1-2017	1,000,000	1,052,500
Clearwire Communications LLC 144A	14.75	12-1-2016	7,290,000	8,310,600
Crown Castle Towers LLC 144A	5.50	1-15-2037	7,305,000	7,510,862
Verizon Communications Incorporated	0.70	11-2-2015	2,325,000	2,324,891
Verizon Communications Incorporated	1.35	6-9-2017	14,450,000	14,402,835

				35,150,438

Utilities: 4.15%

Electric Utilities: 2.86%
Dayton Power & Light Company	1.88	9-15-2016	9,000,000	9,014,787
Eversource Energy	1.60	1-15-2018	5,000,000	5,017,485
Exelon Corporation	1.55	6-9-2017	10,000,000	9,975,300
LG&E & KU Energy LLC	2.13	11-15-2015	7,635,000	7,654,920
NextEra Energy Capital Holdings Incorporated	2.06	9-1-2017	7,275,000	7,295,661
NextEra Energy Capital Holdings Incorporated	1.34	9-1-2015	7,000,000	7,000,000

				45,958,153

Gas Utilities: 0.79%
CenterPoint Energy Resource Corporation	6.15	5-1-2016	3,000,000	3,096,576
Questar Corporation	2.75	2-1-2016	9,500,000	9,577,321

				12,673,897

Multi-Utilities: 0.50%
WEC Energy Group Incorporated	1.65	6-15-2018	8,000,000	7,985,176

Total Corporate Bonds and Notes (Cost $615,526,279)				613,217,270

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage Ultra Short-Term Income Fund	Portfolio of investments—August 31, 2015

Security name	Interest rate	Maturity date	Principal	Value

Municipal Obligations: 3.46%

California: 0.31%
California Public Works Board Lease Series E (Miscellaneous Revenue)	3.68%	12-1-2015	$5,000,000	$5,033,350

Connecticut: 0.38%
Connecticut Series A (GO Revenue)	5.46	3-1-2019	5,675,000	6,026,339

Florida: 0.36%
Village Center Florida Community Development District (Miscellaneous Revenue) 144A	1.30	11-1-2015	2,750,000	2,749,423
Village Center Florida Community Development District (Miscellaneous Revenue) 144A	1.60	11-1-2016	2,000,000	1,997,360
Village Center Florida Community Development District Little Sumter Service Area System Series B (Water & Sewer Revenue) 144A	1.30	10-1-2015	1,000,000	999,870

				5,746,653

New Jersey: 1.41%
Atlantic City NJ (GO Revenue, AGM Insured)	3.30	12-15-2016	1,600,000	1,625,216
New Jersey EDA School Facilities Series QQ (Education Revenue)	1.80	6-15-2017	10,000,000	9,930,500
New Jersey EDA Series B (Miscellaneous Revenue, AGM Insured) ¤	0.00	2-15-2018	10,000,000	9,284,800
New Jersey Turnpike Authority Series B (Transportation Revenue, Ambac Insured)	4.25	1-1-2016	1,725,000	1,745,579

				22,586,095

South Carolina: 0.16%
South Carolina Jobs EDA Waste Management South Carolina Incorporated Project (Resource Recovery Revenue)	1.88	11-1-2016	2,500,000	2,528,600

Texas: 0.84%
Port Arthur TX Navigation District Motiva Enterprises LLC Series B (Resource Recovery Revenue) ø	0.30	12-1-2039	12,000,000	12,000,000
Port Arthur TX Navigation District Motiva Enterprises Project (Industrial Development Revenue) ø	0.30	11-1-2040	1,500,000	1,500,000

				13,500,000

Total Municipal Obligations (Cost $55,589,823)				55,421,037

Non-Agency Mortgage-Backed Securities: 11.37%
Bank of America Commercial Mortgage Trust Series 2006-6 Class A4	5.36	10-10-2045	3,500,000	3,570,378
Bank of America Commercial Mortgage Trust Series 2007-3 Class A1A ±	5.74	6-10-2049	916,274	968,072
Bank of America Mortgage Securities Series 2002-K Class 3A1 ±	2.63	10-20-2032	2,258	2,274
Bear Stearns Commercial Mortgage Securities Incorporated Series 2005-PW10 Class A4 ±	5.41	12-11-2040	3,083,392	3,086,753
Bear Stearns Commercial Mortgage Securities Incorporated Series 2007-PWR15 Class A4	5.33	2-11-2044	2,252,150	2,354,427
CFCRE Commercial Mortgage Trust Series 2015-RUM Class A 144A±	1.90	7-15-2030	3,000,000	3,001,104
CNH Equipment Trust Series 2014-A Class A2	0.49	6-15-2017	2,475,215	2,473,955
CNH Equipment Trust Series 2015-C Class A2A	1.10	12-17-2018	11,600,000	11,605,348
Collateralized Mortgage Obligation Trust Series 66 Class Z	8.00	9-20-2021	55,012	59,673
Commercial Mortgage Trust Series 2010-C1 Class A1 144A	3.16	7-10-2046	2,378,060	2,376,809
Commercial Mortgage Trust Series 2013-FL3 Class B 144A±	2.35	10-13-2028	9,100,000	9,066,285
Commercial Mortgage Trust Series 2014-BBG Class A 144A±	1.00	3-15-2029	5,400,000	5,369,657

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2015	Wells Fargo Advantage Ultra Short-Term Income Fund	19

Security name	Interest rate	Maturity date	Principal	Value

Non-Agency Mortgage-Backed Securities (continued)
Countrywide Home Loans Mortgage Pass-Through Trust Series 2001-HYB1 Class 1A1 ±	2.16%	6-19-2031	$572,590	$545,865
Countrywide Home Loans Mortgage Pass-Through Trust Series 2001-HYB1 Class 2A1 ±	2.00	6-19-2031	260,940	235,881
Credit Suisse First Boston Mortgage Securities Corporation Series 2006-C4 Class A3	5.47	9-15-2039	5,190,122	5,319,024
Credit Suisse Mortgage Capital Certificates Series 2006-C5 Class A3	5.31	12-15-2039	8,722,199	8,954,716
DLJ Mortgage Acceptance Corporation Series 1990-2 Class A ±(i)	3.43	1-25-2022	68,185	69,225
DLJ Mortgage Acceptance Corporation Series 1991-3 Class A1 ±(i)	1.99	1-25-2021	16,454	16,573
EquiFirst Mortgage Loan Trust Series 2003-2 Class 3A3 ±	1.32	9-25-2033	613,640	587,526
Equity Mortgage Trust Series 2014-INNS Class A 144A±	1.04	5-8-2031	8,414,680	8,355,029
FedEx Corporation 1998 Series 981C Pass-Through Certificates	7.02	1-15-2016	1,699,742	1,742,236
GE Commercial Mortgage Corporation Series 2007-C1 Class A4	5.54	12-10-2049	3,566,000	3,695,492
GE Equipment Transportation LLC Series 2014-1 Class A2	0.55	12-23-2016	3,984,404	3,982,706
GS Mortgage Securities Trust Series 2014-GSFL Class A 144A±	1.20	7-15-2031	8,199,470	8,175,183
GSMPS Mortgage Loan Trust Series 1998-1 Class A 144A±	8.00	9-19-2027	66,793	68,156
Housing Securities Incorporated Series 1992-8 Class E ±	3.61	6-25-2024	104,858	104,923
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2006-CB14 Class A4 ±	5.48	12-12-2044	83,472	83,910
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2006-CB17 Class A4	5.43	12-12-2043	943,370	972,242
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2006-LDP7 Class A4 ±	6.09	4-15-2045	1,786,698	1,816,788
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2007-LD12 Class A4 ±	5.88	2-15-2051	145,000	152,615
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2014-INN Class A 144A±	1.12	6-15-2029	15,000,000	14,958,705
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2014-PHH Class A 144A±	1.39	8-15-2027	10,000,000	10,019,930
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2015-CSMO Class A 144A±	1.45	1-15-2032	8,700,000	8,669,942
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2015-FL7 Class A 144A±	1.44	5-15-2028	8,971,847	8,970,762
JPMorgan Chase Commercial Mortgage Securities Trust Series 2005-LDP5 Class A4 ±	5.41	12-15-2044	1,808,438	1,806,304
JPMorgan Chase Commercial Mortgage Securities Trust Series 2006-LDP6 Class A4 ±	5.48	4-15-2043	1,311,812	1,322,933
Lehman Brothers UBS Commercial Mortgage Trust Series 2007-C2 Class A3	5.43	2-15-2040	2,898,939	3,030,649
Lehman Brothers UBS Commercial Mortgage Trust Series 2007-C6 Class A4 ±	5.86	7-15-2040	6,607,803	6,888,945
Macquarie Equipment Funding Trust Series 2014-A Class A2 144A	0.80	11-21-2016	9,492,699	9,495,926
Master Mortgages Trust Series 2002-3 Class 4A1 ±	2.63	10-25-2032	18,332	18,317
Morgan Stanley Capital I Series 2006-HQ8 Class A4 ±	5.58	3-12-2044	1,104,947	1,106,930
Morgan Stanley Capital I Series 2007-IQ Class A4	5.81	12-12-2049	7,291,695	7,767,339
Morgan Stanley Mortgage Trust Series 35 Class 2 ±(i)(w)	15,269.38	4-20-2021	4	262
NCUA Guaranteed Notes Program Series 2010-C1 Class A2	2.90	10-29-2020	3,250,678	3,273,017
NCUA Guaranteed Notes Program Series 2010-C1 Class APT	2.65	10-29-2020	4,093,818	4,110,345
NCUA Guaranteed Notes Program Series 2010-R1 Class 2A	1.84	10-7-2020	146,573	146,934
Prudential Home Mortgage Securities Series 1988-1 Class A ±	2.48	4-25-2018	9,296	9,373
Resecuritization Mortgage Trust Series 1998-B Class A 144A±	0.45	4-26-2021	8,361	7,986
Salomon Brothers Mortgage Securities VII Series 1990-2 Class A ±	2.52	11-25-2020	327,807	332,968
SCG Trust Series 2013-SRP1 Class A 144A±	1.59	11-15-2026	7,500,000	7,459,448
Structured Asset Mortgage Investments Incorporated Series 2001-4 Class A2 ±	9.31	10-25-2024	74,972	77,256

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Advantage Ultra Short-Term Income Fund	Portfolio of investments—August 31, 2015

Security name	Interest rate	Maturity date	Principal	Value

Non-Agency Mortgage-Backed Securities (continued)
Structured Asset Securities Corporation Series 1998-2 Class A ±	0.72%	2-25-2028	$362,176	$356,924
UBS Barclays Commercial Mortgage Trust Series 2012-C2 Class A1	1.01	5-10-2063	2,747,846	2,747,277
Wilshire Funding Corporation Series 1996-3 Class M2 ±	7.15	8-25-2032	142,187	139,354
Wilshire Funding Corporation Series 1996-3 Class M3 ±	7.15	8-25-2032	127,677	123,011
Wilshire Funding Corporation Series 1998-2 Class M1 ±	2.00	12-28-2037	571,690	560,100

Total Non-Agency Mortgage-Backed Securities (Cost $182,923,788)				182,213,762

Yankee Corporate Bonds and Notes: 11.03%

Consumer Discretionary: 0.16%

Diversified Financial Services: 0.16%
AerCap Ireland Capital Limited	2.75	5-15-2017	2,600,000	2,574,000

Consumer Staples: 1.46%

Food & Staples Retailing: 0.64%
Tesco plc 144A	2.70	1-5-2017	10,100,000	10,164,943

Tobacco: 0.82%
British American Tobacco International Finance plc 144A	1.85	6-15-2018	5,700,000	5,695,583
Imperial Tobacco Finance plc 144A	2.05	7-20-2018	7,500,000	7,464,885

				13,160,468

Energy: 0.87%

Oil, Gas & Consumable Fuels: 0.87%
Petrobras Global Finance Company	3.25	3-17-2017	5,435,000	5,207,274
Transocean Incorporated	5.55	12-15-2016	8,765,000	8,789,104

				13,996,378

Financials: 6.81%

Banks: 4.68%
ABN AMRO Bank NV 144A	1.38	1-22-2016	9,815,000	9,832,127
Banque Federative du Credit Mutuel SA 144A	1.70	1-20-2017	8,150,000	8,177,946
BPCE SA	1.61	7-25-2017	10,000,000	10,028,240
Corporacion Andina De Fomento	3.75	1-15-2016	2,360,000	2,383,513
Experian Finance plc 144A	2.38	6-15-2017	11,500,000	11,567,655
ING Bank NV 144A	1.38	3-7-2016	8,000,000	8,019,520
Lloyds Bank plc	2.00	8-17-2018	8,000,000	7,994,744
Royal Bank of Scotland plc	3.95	9-21-2015	3,000,000	3,005,010
Shinhan Bank 144A±	0.93	4-8-2017	5,000,000	4,995,560
Sumitomo Mitsui Banking Corporation	1.35	7-11-2017	5,000,000	4,973,325
Westpac Banking Corporation 144A	5.30	10-15-2015	4,040,000	4,063,004

				75,040,644

Diversified Financial Services: 0.51%
Credit Suisse New York	6.00	2-15-2018	7,500,000	8,161,500

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2015	Wells Fargo Advantage Ultra Short-Term Income Fund	21

Security name	Interest rate	Maturity date	Principal	Value

Insurance: 1.05%
Allied World Assurance Company	7.50%	8-1-2016	$9,252,000	$9,745,196
Endurance Specialty Holdings Limited	6.15	10-15-2015	7,130,000	7,171,981

				16,917,177

Real Estate Management & Development: 0.25%
Korea Land & Housing Corporation 144A	1.88	8-2-2017	4,000,000	4,008,816

Thrifts & Mortgage Finance: 0.32%
Korea Development Bank	3.25	9-20-2016	5,000,000	5,102,970

Health Care: 0.65%

Pharmaceuticals: 0.65%
Perrigo Company plc	1.30	11-8-2016	10,550,000	10,485,835

Industrials: 0.13%

Electrical Equipment: 0.13%
Siemens Financieringsmaatschappij NV	5.63	3-16-2016	2,000,000	2,051,660

Information Technology: 0.21%

Semiconductors & Semiconductor Equipment: 0.21%
TSMC Global Limited 144A	0.95	4-3-2016	3,385,000	3,375,583

Telecommunication Services: 0.74%

Diversified Telecommunication Services: 0.49%
Telefonica Emisiones SAU	6.42	6-20-2016	7,500,000	7,790,205

Wireless Telecommunication Services: 0.25%
America Movil SAB de CV ±	1.29	9-12-2016	4,000,000	4,017,844

Total Yankee Corporate Bonds and Notes (Cost $177,460,406)				176,848,023

	Yield		Shares
Short-Term Investments: 10.37%

Investment Companies: 10.25%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)##	0.15		164,351,553	164,351,553

			Principal
U.S. Treasury Securities: 0.12%
U.S. Treasury Bill (z)#	0.01	9-17-2015	$1,950,000	1,949,998

Total Short-Term Investments (Cost $166,301,547)				166,301,551

Total investments in securities (Cost $1,619,011,748) *	100.77%	1,615,526,862
Other assets and liabilities, net	(0.77)	(12,423,355)

Total net assets	100.00%	$1,603,103,507

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo Advantage Ultra Short-Term Income Fund	Portfolio of investments—August 31, 2015

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

±	Variable rate investment. The rate shown is the rate in effect at period end.

%%	The security is issued on a when-issued basis.

¤	The security is issued in zero coupon form with no periodic interest payments.

ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

(i)	Illiquid security for which the designation as illiquid is unaudited.

(w)	The security is a structured note which generates income based on a coupon formula (-1,500 * 1 month LIBOR + 15,573.5%) and the prepayment behavior of the underlying collateral. The coupon is subject to a mandatory cap of 15,573.5% and a mandatory floor of 11%.

(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

##	All or a portion of this security is segregated for when-issued securities.

(z)	Zero coupon security. The rate represents the current yield to maturity.

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

*	Cost for federal income tax purposes is $1,619,011,748 and unrealized gains (losses) consists of:

Gross unrealized gains	$4,082,576
Gross unrealized losses	(7,567,462)

Net unrealized losses	$(3,484,886)

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—August 31, 2015	Wells Fargo Advantage Ultra Short-Term Income Fund	23

Assets
Investments
In unaffiliated securities, at value (cost $1,454,660,195)	$1,451,175,309
In affiliated securities, at value (cost $164,351,553)	164,351,553

Total investments, at value (cost $1,619,011,748)	1,615,526,862
Principal paydown receivable	111,524
Receivable for Fund shares sold	2,298,136
Receivable for interest	9,827,444
Receivable for daily variation margin on open futures contracts	229,718
Prepaid expenses and other assets	143,438

Total assets	1,628,137,122

Liabilities
Dividends payable	648,647
Payable for investments purchased	18,060,956
Payable for Fund shares redeemed	5,624,360
Due to custodian bank	7,880
Management fee payable	347,126
Distribution fee payable	4,838
Administration fees payable	147,359
Accrued expenses and other liabilities	192,449

Total liabilities	25,033,615

Total net assets	$1,603,103,507

NET ASSETS CONSIST OF
Paid-in capital	$1,695,045,421
Overdistributed net investment income	(648,647)
Accumulated net realized losses on investments	(89,010,572)
Net unrealized losses on investments	(2,282,695)

Total net assets	$1,603,103,507

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE[1]
Net assets – Class A	$151,561,282
Shares outstanding – Class A1	17,924,049
Net asset value per share – Class A	$8.46
Maximum offering price per share – Class A2	$8.63
Net assets – Class C	$7,642,010
Shares outstanding – Class C1	904,842
Net asset value per share – Class C	$8.45
Net assets – Administrator Class	$44,681,503
Shares outstanding – Administrator Class[1]	5,305,038
Net asset value per share – Administrator Class	$8.42
Net assets – Institutional Class	$1,137,807,595
Shares outstanding – Institutional Class[1]	134,619,661
Net asset value per share – Institutional Class	$8.45
Net assets – Investor Class	$261,411,117
Shares outstanding – Investor Class[1]	30,904,245
Net asset value per share – Investor Class	$8.46

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/98 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

24	Wells Fargo Advantage Ultra Short-Term Income Fund	Statement of operations —year ended August 31, 2015

Investment income
Interest	$23,748,816
Income from affiliated securities	147,021
Securities lending income, net	852

Total investment income	23,896,689

Expenses
Management fee	6,025,414
Administration fees
Class A	281,934
Class C	13,034
Administrator Class	64,722
Institutional Class	994,127
Investor Class	542,499
Shareholder servicing fees
Class A	440,522
Class C	20,366
Administrator Class	160,731
Investor Class	712,761
Distribution fee
Class C	61,098
Custody and accounting fees	102,676
Professional fees	72,422
Registration fees	87,538
Shareholder report expenses	79,006
Trustees’ fees and expenses	9,642
Other fees and expenses	26,896

Total expenses	9,695,388
Less: Fee waivers and/or expense reimbursements	(1,554,203)

Net expenses	8,141,185

Net investment income	15,755,504

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized losses
Unaffiliated securities	(380,370)
Futures transactions	(7,843,902)

Net realized losses on investments	(8,224,272)

Net change in unrealized gains (losses) on:
Unaffiliated securities	(8,009,349)
Futures transactions	1,753,036

Net change in unrealized gains (losses) on investments	(6,256,313)

Net realized and unrealized gains (losses) on investments	(14,480,585)

Net increase in net assets resulting from operations	$1,274,919

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo Advantage Ultra Short-Term Income Fund	25

	Year ended August 31, 2015		Year ended August 31, 2014

Operations
Net investment income		$15,755,504		$16,905,144
Net realized losses on investments		(8,224,272)		(3,098,045)
Net change in unrealized gains (losses) on investments		(6,256,313)		4,121,513

Net increase in net assets resulting from operations		1,274,919		17,928,612

Distributions to shareholders from
Net investment income
Class A		(1,171,060)		(1,311,025)
Class C		(706)		(4,885)
Administrator Class		(517,254)		(1,089,252)
Institutional Class		(12,114,320)		(12,933,549)
Investor Class		(1,827,644)		(2,280,773)
Tax basis return of capital
Class A		(158,830)		0
Class C		(96)		0
Administrator Class		(70,154)		0
Institutional Class		(1,643,052)		0
Investor Class		(247,882)		0

Total distributions to shareholders		(17,750,998)		(17,619,484)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	16,734,640	142,192,104	19,620,269	167,527,734
Class C	246,952	2,095,919	160,363	1,367,745
Administrator Class	2,828,325	23,960,440	13,855,490	117,870,044
Institutional Class	146,858,524	1,247,347,113	200,951,647	1,715,174,083
Investor Class	4,953,813	42,107,482	9,811,002	83,805,971

		1,457,703,058		2,085,745,577

Reinvestment of distributions
Class A	152,627	1,295,814	148,168	1,264,904
Class C	90	764	549	4,687
Administrator Class	53,897	455,869	67,702	575,851
Institutional Class	615,519	5,223,336	590,277	5,037,910
Investor Class	235,018	1,995,430	256,307	2,188,945

		8,971,213		9,072,297

Payment for shares redeemed
Class A	(21,989,454)	(186,752,566)	(15,311,490)	(130,736,274)
Class C	(407,520)	(3,458,657)	(487,060)	(4,154,932)
Administrator Class	(11,680,543)	(98,990,356)	(16,944,553)	(144,114,902)
Institutional Class	(179,151,799)	(1,521,293,663)	(152,147,868)	(1,298,604,917)
Investor Class	(10,954,296)	(93,074,087)	(12,513,153)	(106,880,999)

		(1,903,569,329)		(1,684,492,024)

Net increase (decrease) in net assets resulting from capital share transactions		(436,895,058)		410,325,850

Total increase (decrease) in net assets		(453,371,137)		410,634,978

Net assets
Beginning of period		2,056,474,644		1,645,839,666

End of period		$1,603,103,507		$2,056,474,644

Overdistributed net investment income		$(648,647)		$(773,167)

The accompanying notes are an integral part of these financial statements.

26	Wells Fargo Advantage Ultra Short-Term Income Fund	Financial highlights

(For a share outstanding throughout each period)

	Year ended August 31
CLASS A	2015	2014	2013	2012	2011
Net asset value, beginning of period	$8.53	$8.53	$8.55	$8.52	$8.52
Net investment income	0.05	0.06	0.06	0.10	0.10
Net realized and unrealized gains (losses) on investments	(0.06)	0.00	(0.02)	0.03	0.02

Total from investment operations	(0.01)	0.06	0.04	0.13	0.12
Distributions to shareholders from
Net investment income	(0.05)	(0.06)	(0.06)	(0.10)	(0.12)
Tax basis return of capital	(0.01)	0.00	0.00	0.00	0.00

Total from investment operations	(0.06)	(0.06)	(0.06)	(0.10)	(0.12)
Net asset value, end of period	$8.46	$8.53	$8.53	$8.55	$8.52
Total return[1]	(0.07)%	0.74%	0.52%	1.47%	1.37%
Ratios to average net assets (annualized)
Gross expenses	0.77%	0.78%	0.83%	0.88%	0.87%
Net expenses	0.70%	0.70%	0.70%	0.70%	0.70%
Net investment income	0.64%	0.70%	0.72%	1.11%	1.17%
Supplemental data
Portfolio turnover rate	70%	47%	56%	61%	60%
Net assets, end of period (000s omitted)	$151,561	$196,459	$158,363	$146,400	$160,768

[1]	Total return calculations do not include any sales charges.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Ultra Short-Term Income Fund	27

(For a share outstanding throughout each period)

	Year ended August 31
CLASS C	2015	2014	2013	2012	2011
Net asset value, beginning of period	$8.52	$8.52	$8.55	$8.52	$8.52
Net investment income (loss)	(0.01)	(0.01)	(0.00)[1]	0.03	0.04
Net realized and unrealized gains (losses) on investments	(0.06)	0.01	(0.03)	0.03	0.01

Total from investment operations	(0.07)	0.00	(0.03)	0.06	0.05
Distributions to shareholders from
Net investment income	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.03)	(0.05)
Tax basis return of capital	(0.00)[1]	0.00	0.00	0.00	0.00

Total distributions to shareholders	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.03)	(0.05)
Net asset value, end of period	$8.45	$8.52	$8.52	$8.55	$8.52
Total return[2]	(0.81)%	0.05%	(0.31)%	0.71%	0.61%
Ratios to average net assets (annualized)
Gross expenses	1.52%	1.53%	1.59%	1.63%	1.62%
Net expenses	1.45%	1.45%	1.45%	1.45%	1.45%
Net investment income (loss)	(0.10)%	(0.05)%	(0.02)%	0.37%	0.43%
Supplemental data
Portfolio turnover rate	70%	47%	56%	61%	60%
Net assets, end of period (000s omitted)	$7,642	$9,078	$11,859	$14,951	$19,117

[1]	Amount is less than $0.005.

[2]	Total return calculations do not include any sales charges.

The accompanying notes are an integral part of these financial statements.

28	Wells Fargo Advantage Ultra Short-Term Income Fund	Financial highlights

(For a share outstanding throughout each period)

	Year ended August 31
ADMINISTRATOR CLASS	2015	2014	2013	2012	2011
Net asset value, beginning of period	$8.50	$8.50	$8.52	$8.48	$8.48
Net investment income	0.07 [1]	0.07	0.07	0.11	0.11
Net realized and unrealized gains (losses) on investments	(0.07)	0.01	(0.01)	0.04	0.02

Total from investment operations	0.00	0.08	0.06	0.15	0.13
Distributions to shareholders from
Net investment income	(0.07)	(0.08)	(0.08)	(0.11)	(0.13)
Tax basis return of capital	(0.01)	0.00	0.00	0.00	0.00

Total distributions to shareholders	(0.08)	(0.08)	(0.08)	(0.11)	(0.13)
Net asset value, end of period	$8.42	$8.50	$8.50	$8.52	$8.48
Total return	(0.04)%	0.89%	0.67%	1.74%	1.52%
Ratios to average net assets (annualized)
Gross expenses	0.71%	0.72%	0.77%	0.82%	0.79%
Net expenses	0.55%	0.55%	0.55%	0.55%	0.55%
Net investment income	0.81%	0.84%	0.87%	1.26%	1.33%
Supplemental data
Portfolio turnover rate	70%	47%	56%	61%	60%
Net assets, end of period (000s omitted)	$44,682	$119,884	$145,498	$103,810	$107,449

[1]	Calculated based upon average shares outstanding

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Ultra Short-Term Income Fund	29

(For a share outstanding throughout each period)

	Year ended August 31
INSTITUTIONAL CLASS	2015	2014	2013	2012	2011
Net asset value, beginning of period	$8.53	$8.52	$8.55	$8.51	$8.51
Net investment income	0.08	0.09	0.09	0.13	0.13
Net realized and unrealized gains (losses) on investments	(0.07)	0.01	(0.03)	0.04	0.02

Total from investment operations	0.01	0.10	0.06	0.17	0.15
Distributions to shareholders from
Net investment income	(0.08)	(0.09)	(0.09)	(0.13)	(0.15)
Tax basis return of capital	(0.01)	0.00	0.00	0.00	0.00

Total distributions to shareholders	(0.09)	(0.09)	(0.09)	(0.13)	(0.15)
Net asset value, end of period	$8.45	$8.53	$8.52	$8.55	$8.51
Total return	0.16%	1.21%	0.75%	1.94%	1.72%
Ratios to average net assets (annualized)
Gross expenses	0.44%	0.45%	0.50%	0.55%	0.54%
Net expenses	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income	0.99%	1.05%	1.07%	1.46%	1.50%
Supplemental data
Portfolio turnover rate	70%	47%	56%	61%	60%
Net assets, end of period (000s omitted)	$1,137,808	$1,418,101	$996,437	$588,228	$596,838

The accompanying notes are an integral part of these financial statements.

30	Wells Fargo Advantage Ultra Short-Term Income Fund	Financial highlights

(For a share outstanding throughout each period)

	Year ended August 31
INVESTOR CLASS	2015	2014	2013	2012	2011
Net asset value, beginning of period	$8.53	$8.53	$8.56	$8.52	$8.52
Net investment income	0.05	0.06	0.06	0.09	0.10
Net realized and unrealized gains (losses) on investments	(0.06)	0.00	(0.03)	0.04	0.01

Total from investment operations	(0.01)	0.06	0.03	0.13	0.11
Distributions to shareholders from
Net investment income	(0.05)	(0.06)	(0.06)	(0.09)	(0.11)
Tax basis return of capital	(0.01)	0.00	0.00	0.00	0.00

Total distributions to shareholders	(0.06)	(0.06)	(0.06)	(0.09)	(0.11)
Net asset value, end of period	$8.46	$8.53	$8.53	$8.56	$8.52
Total return	(0.10)%	0.71%	0.37%	1.56%	1.34%
Ratios to average net assets (annualized)
Gross expenses	0.80%	0.81%	0.87%	0.91%	0.90%
Net expenses	0.73%	0.73%	0.73%	0.73%	0.73%
Net investment income	0.62%	0.67%	0.69%	1.08%	1.15%
Supplemental data
Portfolio turnover rate	70%	47%	56%	61%	60%
Net assets, end of period (000s omitted)	$261,411	$312,953	$333,684	$351,969	$384,998

The accompanying notes are an integral part of these financial statements.

Notes to financial statements	Wells Fargo Advantage Ultra Short-Term Income Fund	31

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Advantage Ultra Short-Term Income Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued at net asset value when available.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or

32	Wells Fargo Advantage Ultra Short-Term Income Fund	Notes to financial statements

may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Securities Lending Fund is included in securities lending income on the Statement of Operations.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Futures contracts

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Notes to financial statements	Wells Fargo Advantage Ultra Short-Term Income Fund	33

Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. U.S. generally accepted accounting principles require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. The primary permanent difference causing such reclassifications is due to expiration of capital loss carryforwards. At August 31, 2015, as a result of permanent book-to-tax differences, the following reclassification adjustments were made on the Statement of Assets and Liabilities:

Paid-in capital	Accumulated net realized losses on investments
$(2,154,408)	$2,154,408

As of August 31, 2015, capital loss carryforwards available to offset future net realized capital gains were as follows through the indicated expiration dates:

				No expiration
2016	2017	2018	2019	Short-term	Long-term
$8,848,032	$35,029,445	$7,738,751	$7,448,920	$1,790,107	$21,927,737

As of August 31, 2015, the Fund had current year deferred post-October capital losses consisting of $2,136,415 in short-term losses and $2,888,974 in long-term losses which will be recognized on the first day of the following fiscal year.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

34	Wells Fargo Advantage Ultra Short-Term Income Fund	Notes to financial statements

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of August 31, 2015:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Agency securities	$0	$206,030,326	$0	$206,030,326

Asset-backed securities	0	215,494,893	0	215,494,893

Corporate bonds and notes	0	613,217,270	0	613,217,270

Municipal obligations	0	55,421,037	0	55,421,037

Non-agency mortgage-backed securities	0	182,213,762	0	182,213,762

Yankee corporate bonds and notes	0	176,848,023	0	176,848,023

Short-term investments
Investment companies	164,351,553	0	0	164,351,553
U.S. Treasury securities	1,949,998	0	0	1,949,998
	166,301,551	1,449,225,311	0	1,615,526,862
Futures contracts	229,718	0	0	229,718
Total assets	$166,531,269	$1,449,225,311	$0	$1,615,756,580

Futures contracts are reported at their variation margin at measurement date, which represents the amount due to the Fund at that date. All other assets and liabilities are reported at their market value at measurement date.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At August 31, 2015, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the applicable subadviser, providing fund-level administrative services in connection with the Fund’s operations, and providing any other fund-level administrative services reasonably necessary for the operation of the Fund. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.35% and declining to 0.255% as the average daily net assets of the Fund increase.

Prior to July 1, 2015, Funds Management provided advisory services pursuant to an investment advisory agreement and was entitled to receive an annual fee which started at 0.30% and declined to 0.225% as the average daily net assets of the Fund increased. In addition, fund-level administrative services were provided by Funds Management under a separate administration agreement at an annual fee which started at 0.05% and declined to 0.03% as the average daily net assets of the Fund increased. For financial statement purposes, the advisory fee and fund-level administration fee for the year ended August 31, 2015 have been included in management fee on the Statement of Operations.

For the year ended August 31, 2015, the management fee was equivalent to an annual rate of 0.34% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. WellsCap, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.15% and declining to 0.05% as the average daily net assets of the Fund increase.

Notes to financial statements	Wells Fargo Advantage Ultra Short-Term Income Fund	35

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee
Class A, Class C	0.16%
Administrator Class	0.10
Institutional Class	0.08
Investor Class	0.19

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through December 31, 2015 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.70% for Class A shares, 1.45% for Class C shares, 0.55% for Class Administrator Class shares, 0.35% for Class Institutional Class shares, and 0.73% for Investor Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fee

The Trust has adopted a distribution plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the year ended August 31, 2015, Funds Distributor received $1,581 from the sale of Class A shares.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, Administrator Class, and Investor Class of the Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the year ended August 31, 2015 were as follows:

Purchases at cost		Sales proceeds
U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
$257,941,664	$944,864,955	$226,682,632	$927,952,363

6. DERIVATIVE TRANSACTIONS

During the year ended August 31, 2015, the Fund entered into futures contracts to speculate on interest rates and to help manage the duration of the portfolio.

At August 31, 2015, the Fund had short futures contracts outstanding as follows:

Expiration date	Counterparty	Contracts	Type	Contract value at August 31, 2015	Unrealized gains
12-31-2015	JPMorgan	1,979 Short	2-Year U.S. Treasury Notes	$432,349,656	$1,202,191

36	Wells Fargo Advantage Ultra Short-Term Income Fund	Notes to financial statements

The Fund had an average notional amount of $3,563,078 in long and $538,772,020 in short futures contracts during the year ended August 31, 2015.

On August 31, 2015, the cumulative unrealized gains on futures contracts in the amount of $1,202,191 are reflected in net unrealized losses on investments on the Statement of Assets and Liabilities. The receivable for daily variation margin on open futures contracts reflected in the Statement of Assets and Liabilities only represents the current day’s variation margin. The realized losses and change in unrealized gains (losses) on futures contracts are reflected in the Statement of Operations.

For certain types of derivative transactions, the Fund has entered into International Swaps and Derivatives Association, Inc. master agreements (“ISDA Master Agreements”) or similar agreements with approved counterparties. The ISDA Master Agreements or similar agreements may have requirements to deliver/deposit securities or cash to/with an exchange or broker-dealer as collateral and allows the Fund to offset, with each counterparty, certain derivative financial instrument’s assets and/or liabilities with collateral held or pledged. Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under ISDA Master Agreements or similar agreements, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Portfolio of Investments. With respect to balance sheet offsetting, absent an event of default by the counterparty or a termination of the agreement, the reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities are not offset across transactions between the Fund and the applicable counterparty. A reconciliation of the gross amounts on the Statement of Assets and Liabilities to the net amounts by derivative type, including any collateral exposure, is as follows:

Derivative type	Counterparty	Gross amounts of assets in the Statement of Assets and Liabilities	Amounts subject to netting agreements	Collateral received	Net amount of assets
Futures – variation margin	JPMorgan	$229,718	$0	$0	$229,718

7. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds in the Trust) and Wells Fargo Variable Trust are parties to a $150,000,000 revolving credit agreement, whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating fund. For the year ended August 31, 2015, the Fund paid $ 2,024 in commitment fees.

For the year ended August 31, 2015, there were no borrowings by the Fund under the agreement.

8. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the years ended August 31, 2015 and August 31, 2014, were as follows:

	Year ended August 31
	2015	2014
Ordinary income	$15,630,984	$17,619,484
Tax basis return of capital	2,120,014	0

As of August 31, 2015, the components of distributable earnings on a tax basis were as follows:

Unrealized losses	Post-October capital losses deferred	Capital loss carryforward
$(3,484,886)	$(5,025,389)	$(82,782,992)

Notes to financial statements	Wells Fargo Advantage Ultra Short-Term Income Fund	37

9. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

38	Wells Fargo Advantage Ultra Short-Term Income Fund	Report of independent registered public accounting firm

BOARD OF TRUSTEES AND SHAREHOLDERS OF WELLS FARGO FUNDS TRUST:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Wells Fargo Advantage Ultra Short-Term Income Fund (the “Fund”), one of the funds constituting the Wells Fargo Funds Trust, as of August 31, 2015, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2015, by correspondence with the custodian and brokers, or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Wells Fargo Advantage Ultra Short-Term Income Fund as of August 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

October 26, 2015

Other information (unaudited)	Wells Fargo Advantage Ultra Short-Term Income Fund	39

TAX INFORMATION

For the fiscal year ended August 31, 2015, $13,418,963 has been designated as interest-related dividends for nonresident alien shareholders pursuant to Section 871 of the Internal Revenue Code.

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargoadvantagefunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

40	Wells Fargo Advantage Ultra Short-Term Income Fund	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo Advantage family of funds, which consists of 133 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other public company or investment company directorships during past 5 years
William R. Ebsworth (Born 1957)	Trustee, since 2015**	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director at Fidelity Management and Research Company and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. in Boston, Tokyo, and Hong Kong where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company.
		Mr. Ebsworth is a CFA ® charterholder and an Adjunct Lecturer, Finance, at Babson College.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015**	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is Chair of Taproot Foundation (non-profit organization) (non-profit organization), a Board Member of Ruth Bancroft Garden (non-profit organization) and an inactive chartered financial analyst.	Asset Allocation Trust; Harding Loevner Funds; Russell Exchange Traded Funds Trust
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Mr. Harris is a certified public accountant.	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008.
		Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust

Other information (unaudited)	Wells Fargo Advantage Ultra Short-Term Income Fund	41

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other public company or investment company directorships during past 5 years
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.
**	William R. Ebsworth and Jane A. Freeman each became a Trustee effective January 1, 2015.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank N.A. from 1996 to 2013.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Executive Vice President of Wells Fargo Funds Management, LLC since 2014, Senior Vice President and Chief Compliance Officer from 2007 to 2014.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 72 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 61 funds and Assistant Treasurer of 72 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

42	Wells Fargo Advantage Ultra Short-Term Income Fund	Other information (unaudited)

BOARD CONSIDERATION OF INVESTMENT ADVISORY, INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS:

Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment advisory and sub-advisory agreements. In this regard, at an in-person meeting held on May 19-20, 2015 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for Wells Fargo Advantage Ultra Short Term Income Fund (the “Fund”): (i) an investment advisory agreement (the “Advisory Agreement”) with Wells Fargo Funds Management, LLC (“Funds Management”); (ii) an investment management agreement (the “Management Agreement”) with Funds Management; and (iii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Wells Capital Management Incorporated (the “Sub-Adviser”), an affiliate of Funds Management. The Management Agreement combines the terms of the Advisory Agreement with the terms of the Fund’s Amended and Restated Administration Agreement (the “Administration Agreement”) applicable to Fund-level administrative services. The Advisory Agreement, the Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at an in-person meeting in March 2015, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. Also, the Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2015. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board unanimously approved the continuation of the Advisory Agreement for the period from June 1, 2015 through June 30, 2015, approved the Management Agreement for the period from July 1, 2015 through May 31, 2016, and approved the continuation of the Sub-Advisory Agreement for a one-year term through May 31, 2016. The Board also determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and the Sub-Adviser under the Advisory Agreements. This information included, among other things, a summary of the background and experience of senior management of Funds Management, and the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund. The Board noted that the services to be provided to the Fund pursuant to the Management Agreement combined the advisory services previously provided to the Fund pursuant to the Fund’s Advisory Agreement with the Fund-level administrative services previously provided to the Fund pursuant to the Fund’s Administration Agreement. The Board received a representation from Funds Management that combining these services would not result in any change to the nature or level of services provided by Funds Management to the Fund.

The Board evaluated the ability of Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance

Other information (unaudited)	Wells Fargo Advantage Ultra Short-Term Income Fund	43

programs and compliance records of Funds Management and the Sub-Adviser. In addition, the Board took into account the full range of services provided to the Fund by Funds Management and its affiliates.

Fund performance and expenses

The Board considered the performance results for the Fund over various time periods ended March 31, 2015. The Board considered these results in comparison to the performance of funds in a universe that was determined by Lipper Inc. (“Lipper”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Lipper is an independent provider of investment company data. The Board received a description of the methodology used by Lipper to select the mutual funds in the performance Universe. The Board noted that the performance of the Fund (Administrator Class) was higher than or in range of the average performance of the Universe for all periods under review except the one-year period. The Board also noted that the performance of the Fund was higher than or equal to its benchmark, the Barclays Short-Term Government/Corporate Index, for all periods under review.

The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees (which reflect fee waivers, if any, and include advisory, administration and transfer agent fees), custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Lipper to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Lipper to select the mutual funds in the expense Groups and an explanation of how funds comprising expense groups and their expense ratios may vary from year-to-year. Based on the Lipper reports, the Board noted that the net operating expense ratios of the Fund were lower than, equal to or in range of the median net operating expense ratios of the expense Groups.

The Board took into account the Fund performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreement and Sub-Advisory Agreement and approve the Management Agreement.

Investment advisory and sub-advisory fee rates

The Board reviewed and considered the contractual investment advisory fee rates that are payable by the Fund to Funds Management for investment advisory services (the “Advisory Agreement Rates”), both on a stand-alone basis and on a combined basis with the Fund’s fund-level and class-level contractual administration fee rates (the “Management Rates”). The Board noted that the Management Rates include transfer agency and sub-transfer agency costs. The Board also noted that the fee rate to be paid by the Fund under the Management Agreement will incorporate the advisory fee and Fund-level administration fee previously payable separately by the Fund under the Fund’s Advisory Agreement and Administration Agreement with Funds Management. The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to the Sub-Adviser for investment sub-advisory services (the “Sub-Advisory Agreement Rates”).

Among other information reviewed by the Board was a comparison of the Management Rates of the Fund with those of other funds in the expense Groups at a common asset level. The Board noted that the Management Rates of the Fund were in range of the average rates for the Fund’s expense Groups for all share classes.

The Board also received and considered information about the portion of the total advisory fee that was retained by Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by the Sub-Adviser, and about Funds Management’s on-going oversight services. However, given the affiliation between Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of the advisory fee between them.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing mutual funds compared with those associated with managing assets of non-mutual fund clients such as collective funds or institutional separate accounts.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Funds Management under the Management Agreement and Advisory Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable, in light of the services covered by the Advisory Agreements.

44	Wells Fargo Advantage Ultra Short-Term Income Fund	Other information (unaudited)

Profitability

The Board received and considered information concerning the profitability of Funds Management, as well as the profitability of Wells Fargo as a whole, from providing services to the Fund and the fund family as a whole. The Board also received and considered information concerning the profitability of the Sub-Adviser from providing services to the fund family as a whole, noting that the Sub-Adviser’s profitability information with respect to providing services to the Fund was subsumed in the Wells Fargo profitability analysis.

Funds Management reported on the methodologies and estimates used in calculating profitability. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size and type of fund. Based on its review, the Board did not deem the profits reported by Funds Management or Wells Fargo from its services to the Fund to be at a level that would prevent it from approving the continuation of the Advisory Agreements.

Economies of scale

With respect to possible economies of scale, the Board noted the existence of breakpoints in the Fund’s advisory and management fee structures, and the Fund’s administration fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size. It considered that, for a small fund or a fund that shrinks in size, breakpoints conversely can result in higher fee levels. The Board also considered that fee waiver and expense reimbursement arrangements and competitive fee rates at the outset are means of sharing potential economies of scale with shareholders of the Fund and the fund family as a whole. The Board considered Funds Management’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments that Funds Management incurs across the fund family as a whole.

The Board concluded that the Fund’s fee and expense arrangements, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.

Other benefits to Funds Management and the Sub-Adviser

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that various affiliates of Funds Management may receive distribution-related fees, shareholder servicing payments and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser, fees earned by Funds Management and the Sub-Adviser from managing a private investment vehicle for the fund family’s securities lending collateral and commissions earned by an affiliated broker from portfolio transactions.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.

Conclusion

At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreement for the period from June 1, 2015 through June 30, 2015, approved the Management Agreement for the period from July 1, 2015 through May 31, 2016, and approved the continuation of the Sub-Advisory Agreement for a one-year term through May 31, 2016. The Board also determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable.

List of abbreviations	Wells Fargo Advantage Ultra Short-Term Income Fund	45

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Colombian peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2015 Wells Fargo Funds Management, LLC. All rights reserved.

236809 10-15 A223/AR223 08-15

ITEM 2. CODE OF ETHICS

(a) As of the end of the period covered by the report, Wells Fargo Funds Trust has adopted a code of ethics that applies to its President and Treasurer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

(c) During the period covered by this report, there were no amendments to the provisions of the code of ethics adopted in Item 2(a) above.

(d) During the period covered by this report, there were no implicit or explicit waivers to the provisions of the code of ethics adopted in Item 2(a) above.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The Board of Trustees of Wells Fargo Funds Trust has determined that Judith Johnson is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mrs. Johnson is independent for purposes of Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a), (b), (c), (d) The following table presents aggregate fees billed in each of the last two fiscal years for services rendered to the Registrant by the Registrant’s principal accountant. These fees were billed to the registrant and were approved by the Registrant’s audit committee.

	Fiscal year ended August 31, 2015	Fiscal year ended August 31, 2014
Audit fees	$428,240	$428,240
Audit-related fees	—	—
Tax fees (1)	41,050	48,000
All other fees	—	—

	$469,290	$476,240

(1)	Tax fees consist of fees for tax compliance, tax advice, tax planning and excise tax.

(e) The Chairman of the Audit Committees is authorized to pre-approve: (1) audit services for the mutual funds of Wells Fargo Funds Trust; (2) non-audit tax or compliance consulting or training services provided to the Funds by the independent auditors (“Auditors”) if the fees for any particular engagement are not anticipated to exceed $50,000; and (3) non-audit tax or compliance consulting or training services provided by the Auditors to a Fund’s investment adviser and its controlling entities (where pre-approval is required because the engagement relates directly to the operations and financial reporting of the Fund) if the fee to the Auditors for any particular engagement is not anticipated to exceed $50,000. For any such pre-approval sought from the Chairman, Management shall prepare a brief description of the proposed services. If the Chairman approves of such service, he or she shall sign the statement prepared by Management. Such written statement shall be presented to the full Committees at their next regularly scheduled meetings.

(f) Not applicable

(g) Not applicable

(h) Not applicable

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. INVESTMENTS

Wells Fargo Advantage Adjustable Rate Government Fund and Wells Fargo Advantage Government Securities Fund included a Summary Portfolio of Investments under Item 1. A Portfolio of Investments for each of Wells Fargo Advantage Adjustable Rate Government Fund and Wells Fargo Advantage Government Securities Fund is filed under this Item.

Portfolio of investments—August 31, 2015	Wells Fargo Advantage Adjustable Rate Government Fund	1

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities: 93.87%
FDIC Series 2010-S2 Class 3A 144A±	0.90%	12-29-2045	$1,262,221	$1,265,279
Federal Agricultural Mortgage Corporation Series 2000-A Class A ±	38.26	12-15-2039	142,871	143,578
FHLMC ±	0.93	4-1-2030	127,319	129,240
FHLMC ±	1.47	3-15-2024	910,858	916,915
FHLMC ±	1.79	2-1-2037	16,184	16,994
FHLMC ±	1.88	12-1-2017	8,049	8,130
FHLMC ±	1.88	5-1-2018	689	691
FHLMC ±	1.88	6-1-2018	7,614	7,671
FHLMC ±	1.88	9-1-2018	1,275	1,299
FHLMC ±	1.88	5-1-2019	5,829	5,840
FHLMC ±	1.93	9-1-2016	1,877	1,905
FHLMC ±	1.93	11-1-2016	39,338	39,799
FHLMC ±	1.93	7-1-2018	1,647	1,703
FHLMC ±	1.93	1-1-2019	5,765	5,821
FHLMC ±	1.93	2-1-2019	10,076	10,145
FHLMC ±	1.93	2-1-2035	387,434	405,221
FHLMC ±	1.94	1-1-2030	6,646	6,841
FHLMC ±	1.94	1-1-2030	8,084	8,185
FHLMC ±	1.94	7-1-2030	185,261	193,350
FHLMC ±	1.94	2-1-2037	600,028	626,038
FHLMC ±	2.02	7-1-2034	11,303,596	11,963,007
FHLMC ±	2.04	5-1-2028	309,534	325,117
FHLMC ±	2.07	1-1-2037	2,986,013	3,146,086
FHLMC ±	2.07	6-1-2037	1,218,968	1,286,279
FHLMC ±	2.09	10-1-2030	14,954	15,601
FHLMC ±	2.11	6-1-2024	10,166	10,211
FHLMC ±	2.11	6-1-2020	83,060	85,489
FHLMC ±	2.11	11-1-2034	888,800	943,213
FHLMC ±	2.12	3-1-2018	9,529	9,753
FHLMC ±	2.12	5-1-2035	1,081,844	1,150,961
FHLMC ±	2.13	1-1-2023	48,586	51,804
FHLMC ±	2.14	6-1-2020	1,660	1,667
FHLMC ±	2.14	5-1-2020	713	716
FHLMC ±	2.17	3-1-2025	117,645	123,752
FHLMC ±	2.18	8-1-2018	2,051	2,091
FHLMC ±	2.19	5-1-2020	529	543
FHLMC ±	2.21	6-1-2035	3,891,658	4,117,570
FHLMC ±	2.22	8-1-2035	400,935	414,798
FHLMC ±	2.23	11-1-2030	813,356	835,324
FHLMC ±	2.24	7-1-2030	22,333	22,585
FHLMC ±	2.25	1-1-2030	25,686	26,822
FHLMC ±	2.25	1-1-2035	575,765	612,122
FHLMC ±	2.25	8-1-2036	3,922,757	4,161,995
FHLMC ±	2.27	12-1-2035	916,828	971,056
FHLMC ±	2.27	12-1-2036	1,011,015	1,079,331
FHLMC ±	2.27	8-1-2033	2,466,809	2,618,816
FHLMC ±	2.28	1-1-2024	9,604	9,645
FHLMC ±	2.28	11-1-2035	683,182	728,513
FHLMC ±	2.29	10-1-2037	1,750,356	1,857,441
FHLMC ±	2.30	8-1-2034	1,738,614	1,844,866

2	Wells Fargo Advantage Adjustable Rate Government Fund	Portfolio of investments—August 31, 2015

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FHLMC ±	2.31%	7-1-2017	$14,500	$14,567
FHLMC ±	2.31	1-1-2022	20,045	20,601
FHLMC ±	2.31	7-1-2024	46,850	47,093
FHLMC ±	2.31	6-1-2036	3,907,587	4,163,903
FHLMC ±	2.33	10-1-2018	12,333	12,400
FHLMC ±	2.34	6-1-2036	1,499,600	1,598,785
FHLMC ±	2.34	12-1-2033	1,311,936	1,400,381
FHLMC ±	2.34	10-1-2033	1,319,607	1,408,382
FHLMC ±	2.34	10-1-2033	2,494,940	2,657,279
FHLMC ±	2.34	10-1-2033	582,932	619,940
FHLMC ±	2.35	10-1-2035	3,402,845	3,624,730
FHLMC ±	2.35	6-1-2033	657,827	694,384
FHLMC ±	2.35	2-1-2034	1,287,652	1,371,478
FHLMC ±	2.35	1-1-2033	1,110,526	1,182,684
FHLMC ±	2.36	2-1-2034	1,145,980	1,221,181
FHLMC ±	2.36	12-1-2034	841,641	897,416
FHLMC ±	2.36	5-1-2037	3,920,628	4,204,136
FHLMC ±	2.37	8-1-2036	4,091,276	4,357,824
FHLMC ±	2.37	12-1-2035	4,049,042	4,323,780
FHLMC ±	2.37	1-1-2036	2,843,416	3,035,380
FHLMC ±	2.37	12-1-2017	1,655	1,660
FHLMC ±	2.38	10-1-2034	2,997,381	3,199,866
FHLMC ±	2.38	4-1-2035	560,578	601,291
FHLMC ±	2.38	1-1-2037	397,457	424,874
FHLMC ±	2.38	5-1-2034	156,097	166,287
FHLMC ±	2.38	2-1-2036	2,145,622	2,293,976
FHLMC ±	2.38	7-1-2019	1,453	1,460
FHLMC ±	2.38	4-1-2036	1,013,307	1,082,143
FHLMC ±	2.39	9-1-2033	426,419	454,027
FHLMC ±	2.39	7-1-2034	257,775	274,689
FHLMC ±	2.39	9-1-2034	5,750,029	6,124,814
FHLMC ±	2.39	12-1-2035	3,458,840	3,684,239
FHLMC ±	2.39	4-1-2035	3,999,727	4,284,419
FHLMC ±	2.40	7-1-2036	686,752	726,331
FHLMC ±	2.40	1-1-2037	2,222,751	2,368,845
FHLMC ±	2.40	11-1-2022	304,642	319,660
FHLMC ±	2.40	5-1-2025	98,425	100,579
FHLMC ±	2.40	4-1-2023	385,429	392,633
FHLMC ±	2.40	11-1-2035	1,952,431	2,086,146
FHLMC ±	2.41	1-1-2035	612,828	654,593
FHLMC ±	2.41	3-1-2037	2,637,198	2,812,473
FHLMC ±	2.41	5-1-2039	2,506,012	2,688,420
FHLMC ±	2.41	11-1-2036	1,887,342	2,011,534
FHLMC ±	2.41	1-1-2034	1,354,322	1,440,815
FHLMC ±	2.41	2-1-2036	2,206,127	2,353,185
FHLMC ±	2.42	4-1-2034	4,451,160	4,742,912
FHLMC ±	2.42	2-1-2037	723,943	773,906
FHLMC ±	2.42	2-1-2034	993,410	1,059,064
FHLMC ±	2.42	3-1-2027	154,155	158,279
FHLMC ±	2.42	4-1-2035	4,821,070	5,141,019

Portfolio of investments—August 31, 2015	Wells Fargo Advantage Adjustable Rate Government Fund	3

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FHLMC ±	2.42%	10-1-2036	$903,918	$965,518
FHLMC ±	2.42	5-1-2037	456,164	486,502
FHLMC ±	2.42	2-1-2034	3,064,208	3,281,174
FHLMC ±	2.42	6-1-2026	1,464,184	1,542,009
FHLMC ±	2.42	2-1-2035	2,529,872	2,704,018
FHLMC ±	2.42	6-1-2035	3,450,924	3,675,596
FHLMC ±	2.43	9-1-2035	7,203,669	7,663,631
FHLMC ±	2.43	12-1-2032	4,154,664	4,414,780
FHLMC ±	2.43	2-1-2036	1,390,259	1,481,555
FHLMC ±	2.43	11-1-2036	1,971,064	2,100,792
FHLMC ±	2.43	2-1-2036	2,200,241	2,341,508
FHLMC ±	2.43	9-1-2038	1,437,784	1,534,651
FHLMC ±	2.44	8-1-2035	936,068	996,862
FHLMC ±	2.44	6-1-2036	4,287,972	4,575,974
FHLMC ±	2.44	2-1-2036	1,431,225	1,523,447
FHLMC ±	2.44	5-1-2038	2,153,810	2,294,764
FHLMC ±	2.44	5-1-2038	2,706,750	2,878,288
FHLMC ±	2.44	4-1-2036	3,364,026	3,593,205
FHLMC ±	2.44	4-1-2037	1,073,257	1,144,698
FHLMC ±	2.44	3-1-2034	1,072,730	1,141,490
FHLMC ±	2.44	8-1-2035	4,092,566	4,359,593
FHLMC ±	2.44	9-1-2035	2,747,908	2,925,391
FHLMC ±	2.45	11-1-2029	246,863	256,484
FHLMC ±	2.45	7-1-2031	2,467,083	2,600,061
FHLMC ±	2.45	9-1-2036	1,127,365	1,202,225
FHLMC ±	2.45	11-1-2027	856,801	910,891
FHLMC ±	2.45	10-1-2036	1,049,990	1,117,177
FHLMC ±	2.45	6-1-2037	7,455,243	7,949,431
FHLMC ±	2.45	10-1-2035	2,490,481	2,647,387
FHLMC ±	2.45	2-1-2035	5,740,780	6,126,882
FHLMC ±	2.45	4-1-2038	7,392,534	7,884,172
FHLMC ±	2.45	10-1-2034	1,897,561	2,021,986
FHLMC ±	2.46	2-1-2036	1,114,711	1,187,444
FHLMC ±	2.46	3-1-2034	1,195,924	1,276,578
FHLMC ±	2.46	6-1-2019	56,491	57,268
FHLMC ±	2.46	6-1-2037	7,446,519	7,957,377
FHLMC ±	2.46	5-1-2034	2,508,504	2,656,365
FHLMC ±	2.46	3-1-2037	726,854	776,199
FHLMC ±	2.47	8-1-2035	4,861,046	5,178,462
FHLMC ±	2.47	8-1-2027	8,635	8,784
FHLMC ±	2.47	4-1-2037	3,968,601	4,241,630
FHLMC ±	2.47	4-1-2035	2,161,900	2,327,602
FHLMC ±	2.47	4-1-2038	2,367,212	2,521,103
FHLMC ±	2.47	8-1-2033	547,966	583,625
FHLMC ±	2.48	10-1-2033	63,891	64,611
FHLMC ±	2.48	4-1-2034	1,165,112	1,244,405
FHLMC ±	2.48	9-1-2030	461,188	483,535
FHLMC ±	2.48	10-1-2036	1,397,435	1,492,835
FHLMC ±	2.48	6-1-2035	2,218,615	2,367,537
FHLMC ±	2.48	1-1-2038	7,756,443	8,315,691

4	Wells Fargo Advantage Adjustable Rate Government Fund	Portfolio of investments—August 31, 2015

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FHLMC ±	2.48%	5-1-2032	$73,578	$77,228
FHLMC ±	2.48	5-1-2034	2,976,452	3,181,830
FHLMC ±	2.48	1-1-2037	4,326,222	4,611,526
FHLMC ±	2.48	5-1-2033	268,767	285,639
FHLMC ±	2.48	4-1-2034	918,034	979,458
FHLMC ±	2.48	5-1-2023	78,753	80,053
FHLMC ±	2.48	2-1-2035	1,620,677	1,735,572
FHLMC ±	2.49	1-1-2019	439	440
FHLMC ±	2.49	11-1-2029	184,626	189,581
FHLMC ±	2.49	11-1-2035	2,000,774	2,130,911
FHLMC ±	2.49	7-1-2031	378,016	400,915
FHLMC ±	2.49	4-1-2037	1,060,889	1,131,882
FHLMC ±	2.49	9-1-2033	972,502	1,039,182
FHLMC ±	2.49	1-1-2036	1,115,863	1,190,132
FHLMC ±	2.50	10-1-2033	2,956,215	3,140,537
FHLMC ±	2.50	5-1-2037	504,181	539,862
FHLMC ±	2.50	3-1-2036	1,402,324	1,492,955
FHLMC ±	2.50	6-1-2028	186,106	193,281
FHLMC ±	2.50	6-1-2033	1,875,740	2,000,652
FHLMC ±	2.50	5-1-2034	666,796	709,547
FHLMC ±	2.50	7-1-2035	3,830,123	4,088,181
FHLMC ±	2.50	5-1-2035	4,015,217	4,283,646
FHLMC ±	2.51	12-1-2034	5,601,651	5,992,920
FHLMC ±	2.51	1-1-2028	25,613	26,969
FHLMC ±	2.51	9-1-2029	1,096,500	1,171,653
FHLMC ±	2.51	4-1-2037	816,444	878,991
FHLMC ±	2.51	2-1-2031	1,106,469	1,171,946
FHLMC ±	2.52	9-1-2033	1,471,922	1,569,902
FHLMC ±	2.52	9-1-2032	2,837,559	3,001,342
FHLMC ±	2.52	6-1-2035	2,571,039	2,747,858
FHLMC ±	2.53	4-1-2034	5,252,394	5,619,538
FHLMC ±	2.53	4-1-2034	948,814	1,013,438
FHLMC ±	2.53	6-1-2035	3,157,889	3,356,699
FHLMC ±	2.53	6-1-2035	855,618	917,183
FHLMC ±	2.53	3-1-2032	1,184,483	1,271,855
FHLMC ±	2.54	9-1-2030	10,080,026	10,693,719
FHLMC ±	2.54	4-1-2035	1,509,352	1,613,859
FHLMC ±	2.54	1-1-2037	1,665,638	1,783,345
FHLMC ±	2.54	1-1-2028	5,384	5,720
FHLMC ±	2.55	5-1-2035	661,758	706,251
FHLMC ±	2.55	12-1-2032	888,174	947,410
FHLMC ±	2.55	4-1-2037	2,055,143	2,214,232
FHLMC ±	2.55	12-1-2018	16,991	17,282
FHLMC ±	2.55	6-1-2035	660,223	697,837
FHLMC ±	2.56	6-1-2019	82,206	84,469
FHLMC ±	2.56	2-1-2036	223,928	238,093
FHLMC ±	2.57	7-1-2027	806,816	836,589
FHLMC ±	2.57	2-1-2029	250,230	259,951
FHLMC ±	2.57	10-1-2030	2,642,054	2,811,993
FHLMC ±	2.57	9-1-2031	80,548	82,179

Portfolio of investments—August 31, 2015	Wells Fargo Advantage Adjustable Rate Government Fund	5

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FHLMC ±	2.58%	7-1-2034	$1,035,934	$1,101,329
FHLMC ±	2.58	9-1-2038	1,229,284	1,315,348
FHLMC ±	2.58	10-1-2029	131,052	135,119
FHLMC ±	2.60	11-1-2032	133,541	137,293
FHLMC ±	2.60	7-1-2036	1,172,963	1,256,824
FHLMC ±	2.60	7-1-2038	2,709,822	2,901,508
FHLMC ±	2.60	7-1-2037	1,000,509	1,062,866
FHLMC ±	2.61	4-1-2038	2,924,968	3,143,581
FHLMC ±	2.61	8-1-2029	138,705	142,089
FHLMC ±	2.61	12-1-2018	21,421	21,616
FHLMC ±	2.63	11-1-2018	6,995	7,016
FHLMC ±	2.65	7-1-2029	84,586	88,651
FHLMC ±	2.65	6-1-2030	133,820	137,449
FHLMC ±	2.65	3-1-2025	1,897,037	1,971,675
FHLMC ±	2.66	6-1-2029	796,667	839,639
FHLMC ±	2.67	4-1-2029	152,786	156,340
FHLMC ±	2.67	9-1-2029	158,946	163,361
FHLMC ±	2.68	6-1-2025	85,955	87,660
FHLMC ±	2.68	10-1-2024	191,407	202,146
FHLMC ±	2.68	5-1-2036	4,680,260	5,020,770
FHLMC ±	2.69	11-1-2029	1,281,697	1,369,314
FHLMC ±	2.69	6-1-2030	460,304	482,802
FHLMC ±	2.70	2-1-2024	28,463	28,679
FHLMC ±	2.71	2-1-2036	5,009,906	5,385,657
FHLMC ±	2.72	11-1-2029	138,241	144,043
FHLMC ±	2.72	7-1-2034	2,465,956	2,631,400
FHLMC ±	2.73	10-1-2025	115,398	118,479
FHLMC ±	2.73	10-1-2025	40,225	40,536
FHLMC ±	2.73	2-1-2030	61,064	62,052
FHLMC ±	2.73	6-1-2030	126,283	129,868
FHLMC ±	2.73	4-1-2020	5,030	5,067
FHLMC ±	2.73	5-1-2028	405,913	424,725
FHLMC ±	2.75	8-1-2030	5,602,947	5,991,240
FHLMC ±	2.75	11-1-2026	318,306	331,596
FHLMC ±	2.77	4-1-2019	5,831	5,896
FHLMC ±	2.78	6-1-2022	252	254
FHLMC ±	2.78	2-1-2018	2,783	2,818
FHLMC ±	2.80	9-1-2030	169,955	174,691
FHLMC ±	2.85	6-1-2032	246,859	253,961
FHLMC ±	2.88	8-1-2019	16,339	16,448
FHLMC ±	2.90	8-1-2029	126,997	132,271
FHLMC ±	2.92	4-1-2032	116,567	119,863
FHLMC ±	2.94	7-1-2018	22,778	23,018
FHLMC ±	2.99	12-1-2025	251,410	261,166
FHLMC ±	3.06	6-1-2021	113,238	116,059
FHLMC ±	3.06	2-1-2027	175,237	177,475
FHLMC ±	3.26	5-1-2031	173,124	182,907
FHLMC ±	3.27	7-1-2028	90,779	91,684
FHLMC ±	3.38	5-1-2032	266,573	277,133
FHLMC ±	3.48	6-1-2035	1,729,917	1,833,039

6	Wells Fargo Advantage Adjustable Rate Government Fund	Portfolio of investments—August 31, 2015

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FHLMC ±	3.49%	12-1-2025	$711,548	$752,969
FHLMC ±	3.64	11-1-2026	156,000	162,695
FHLMC ±	3.70	8-1-2029	10,939	11,010
FHLMC ±	3.85	4-1-2023	144,902	147,708
FHLMC	4.00	12-15-2023	130,048	134,153
FHLMC ±	4.39	2-1-2021	33,489	33,782
FHLMC ±	4.72	8-1-2027	76,088	76,966
FHLMC	5.00	10-1-2022	25,820	27,762
FHLMC ±	5.50	8-1-2024	520,532	551,526
FHLMC	6.50	4-1-2018	57,268	65,424
FHLMC	7.00	9-1-2035	70,415	72,957
FHLMC	7.50	1-1-2016	206	206
FHLMC	8.50	5-1-2020	55,130	57,546
FHLMC Series 0020 Class F ±	1.20	7-1-2029	23,398	23,447
FHLMC Series 1671 Class QA ±	1.61	2-15-2024	590,190	607,738
FHLMC Series 1686 Class FE ±	1.76	2-15-2024	40,303	41,355
FHLMC Series 1730 Class FA ±	1.72	5-15-2024	256,286	249,477
FHLMC Series 2315 Class FW ±	0.75	4-15-2027	153,509	155,621
FHLMC Series 2391 Class EF ±	0.70	6-15-2031	131,410	133,104
FHLMC Series 2454 Class SL ±(c)	7.80	3-15-2032	281,216	73,930
FHLMC Series 2461 Class FI ±	0.70	4-15-2028	193,695	196,197
FHLMC Series 2464 Class FE ±	1.20	3-15-2032	183,289	189,059
FHLMC Series 2466 Class FV ±	0.75	3-15-2032	339,215	344,860
FHLMC Series 2538 Class F ±	0.80	12-15-2032	783,266	794,758
FHLMC Series 3001 Class EA ±	0.55	3-15-2035	285,049	285,817
FHLMC Series 3335 Class FT ±	0.35	8-15-2019	456,133	455,878
FHLMC Series 3436 Class A ±	2.28	11-15-2036	602,431	637,893
FHLMC Series T-15 Class A6 ±	0.59	11-25-2028	759,619	754,687
FHLMC Series T-16 Class A ±	0.55	6-25-2029	1,928,262	1,905,824
FHLMC Series T-20 Class A7 ±	0.50	12-25-2029	3,346,976	3,297,739
FHLMC Series T-21 Class A ±	0.56	10-25-2029	1,765,698	1,749,023
FHLMC Series T-23 Class A ±	0.48	5-25-2030	2,256,733	2,230,223
FHLMC Series T-27 Class A ±	0.50	10-25-2030	1,453,321	1,437,223
FHLMC Series T-30 Class A7 ±	0.44	12-25-2030	1,511,100	1,458,464
FHLMC Series T-35 Class A ±	0.48	9-25-2031	4,278,934	4,227,689
FHLMC Series T-36 Class A ±	0.50	1-25-2032	523,178	519,575
FHLMC Series T-48 Class 2A ±	3.30	7-25-2033	3,058,432	3,275,257
FHLMC Series T-54 Class 4A ±	3.08	2-25-2043	2,208,102	2,369,022
FHLMC Series T-55 Class 1A1	6.50	3-25-2043	94,845	105,471
FHLMC Series T-56 Class 3AF ±	1.20	5-25-2043	1,391,617	1,427,462
FHLMC Series T-62 Class 1A1 ±	1.37	10-25-2044	5,775,941	5,907,026
FHLMC Series T-63 Class 1A1 ±	1.37	2-25-2045	5,179,421	5,309,342
FHLMC Series T-66 Class 2A1 ±	2.86	1-25-2036	3,452,788	3,607,801
FHLMC Series T-67 Class 1A1C ±	2.91	3-25-2036	11,682,136	12,327,387
FHLMC Series T-67 Class 2A1C ±	2.88	3-25-2036	7,259,215	7,562,207
FHLMC Series T-75 Class A1 ±	0.24	12-25-2036	3,494,988	3,477,912
FNMA ±	1.38	12-1-2020	23,874	23,934
FNMA ±	1.38	1-1-2021	2,896	2,981
FNMA ±	1.38	1-1-2021	3,338	3,431
FNMA ±	1.38	6-1-2021	49,465	51,756

Portfolio of investments—August 31, 2015	Wells Fargo Advantage Adjustable Rate Government Fund	7

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA ±	1.52%	8-1-2032	$258,868	$259,754
FNMA ±	1.57	12-1-2030	150,280	152,993
FNMA ±	1.58	9-1-2032	62,517	62,609
FNMA ±	1.63	12-1-2016	587	588
FNMA ±	1.69	8-1-2030	2,213,082	2,291,220
FNMA ±	1.71	8-1-2033	306,599	320,284
FNMA ±	1.73	1-1-2017	699	699
FNMA ±	1.74	1-1-2032	404,361	421,573
FNMA ±	1.75	8-1-2033	3,909	4,001
FNMA ±	1.75	8-1-2033	1,688,076	1,760,181
FNMA ±	1.75	7-1-2017	722	724
FNMA ±	1.75	12-1-2031	24,620	24,639
FNMA ±	1.77	5-1-2029	425,501	446,542
FNMA ±	1.79	12-1-2031	365,813	382,610
FNMA ±	1.81	12-1-2031	150,700	154,160
FNMA ±	1.82	3-1-2030	22,295	22,409
FNMA ±	1.83	10-1-2037	1,730,427	1,820,671
FNMA ±	1.83	3-1-2034	499,678	531,491
FNMA ±	1.87	5-1-2018	4,930	4,948
FNMA ±	1.87	1-1-2032	33,055	33,211
FNMA ±	1.87	1-1-2035	124,318	130,904
FNMA ±	1.87	9-1-2031	237,763	246,353
FNMA ±	1.88	7-1-2017	1,332	1,341
FNMA ±	1.88	8-1-2017	729	738
FNMA ±	1.88	7-1-2020	10,906	11,299
FNMA ±	1.88	3-1-2021	963	981
FNMA ±	1.88	3-1-2030	21,803	21,884
FNMA ±	1.88	8-1-2031	151,706	155,733
FNMA ±	1.92	8-1-2031	136,136	139,842
FNMA ±	1.92	1-1-2035	3,741,234	3,922,064
FNMA ±	1.92	4-1-2033	523,511	551,767
FNMA ±	1.92	11-1-2024	8,857	9,084
FNMA ±	1.92	12-1-2022	12,791	12,910
FNMA ±	1.93	4-1-2021	60,159	63,116
FNMA ±	1.93	10-1-2017	27,078	28,124
FNMA ±	1.93	1-1-2018	39,543	39,516
FNMA ±	1.93	11-1-2023	38,711	39,654
FNMA ±	1.93	1-1-2035	1,372,888	1,435,037
FNMA ±	1.93	4-1-2019	3,571	3,611
FNMA ±	1.94	2-1-2033	252,110	262,865
FNMA ±	1.94	3-1-2033	228,009	237,971
FNMA ±	1.94	4-1-2042	3,664,703	3,868,160
FNMA ±	1.94	10-1-2044	1,553,769	1,643,096
FNMA ±	1.95	6-1-2031	312,149	322,941
FNMA ±	1.96	3-1-2034	641,198	675,178
FNMA ±	1.96	4-1-2038	1,223,188	1,296,687
FNMA ±	1.97	12-1-2017	49,237	49,945
FNMA ±	2.00	1-1-2022	10,906	10,944
FNMA ±	2.01	8-1-2032	157,434	161,774
FNMA ±	2.01	2-1-2033	666,129	703,588

8	Wells Fargo Advantage Adjustable Rate Government Fund	Portfolio of investments—August 31, 2015

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA ±	2.02%	4-1-2018	$3,070	$3,113
FNMA ±	2.02	6-1-2035	1,087,451	1,140,440
FNMA ±	2.04	10-1-2035	8,199,443	8,605,789
FNMA ±	2.07	12-1-2035	6,196,903	6,486,289
FNMA ±	2.07	11-1-2034	1,042,152	1,096,272
FNMA ±	2.08	9-1-2035	3,530,415	3,748,302
FNMA ±	2.08	1-1-2038	467,138	477,458
FNMA ±	2.08	7-1-2038	1,231,407	1,295,907
FNMA ±	2.09	7-1-2018	983	991
FNMA ±	2.10	1-1-2036	4,592,626	4,825,518
FNMA ±	2.11	11-1-2035	1,792,172	1,881,243
FNMA ±	2.11	11-1-2035	66,899	70,285
FNMA ±	2.12	10-1-2024	54,275	54,595
FNMA ±	2.12	12-1-2024	82,990	83,556
FNMA ±	2.12	1-1-2034	3,183,678	3,380,406
FNMA ±	2.13	2-1-2018	5,424	5,524
FNMA ±	2.13	10-1-2018	71,070	73,599
FNMA ±	2.13	5-1-2019	172	172
FNMA ±	2.13	2-1-2020	8,474	8,516
FNMA ±	2.13	6-1-2019	498	499
FNMA ±	2.13	8-1-2031	70,867	74,301
FNMA ±	2.13	7-1-2032	208,508	213,563
FNMA ±	2.14	6-1-2032	70,665	71,195
FNMA ±	2.14	1-1-2035	697,759	734,456
FNMA ±	2.16	10-1-2035	815,040	856,932
FNMA ±	2.16	11-1-2017	68,748	69,888
FNMA ±	2.17	12-1-2033	2,325,300	2,484,097
FNMA ±	2.18	12-1-2023	10,446	10,502
FNMA ±	2.19	11-1-2035	2,228,159	2,344,893
FNMA ±	2.20	11-1-2017	24,519	24,661
FNMA ±	2.20	11-1-2027	55,013	55,897
FNMA ±	2.21	4-1-2018	238,150	247,390
FNMA ±	2.21	1-1-2036	493,787	526,748
FNMA ±	2.22	7-1-2018	235,311	244,536
FNMA ±	2.22	4-1-2024	3,648,147	3,716,266
FNMA ±	2.22	1-1-2035	3,053,942	3,253,957
FNMA ±	2.22	7-1-2035	2,101,106	2,207,174
FNMA ±	2.22	7-1-2035	1,679,376	1,766,380
FNMA ±	2.24	11-1-2035	1,322,811	1,408,153
FNMA ±	2.24	1-1-2040	614,669	653,755
FNMA ±	2.24	12-1-2032	1,067,422	1,126,653
FNMA ±	2.24	8-1-2035	484,183	505,109
FNMA ±	2.25	6-1-2034	887,548	942,649
FNMA ±	2.25	1-1-2037	3,341,199	3,556,030
FNMA ±	2.25	5-1-2017	28,040	28,108
FNMA ±	2.25	1-1-2018	319,496	332,427
FNMA ±	2.25	1-1-2019	74,340	75,375
FNMA ±	2.25	1-1-2027	41,499	41,861
FNMA ±	2.26	10-1-2035	424,669	457,933
FNMA ±	2.26	5-1-2033	5,435,597	5,801,498

Portfolio of investments—August 31, 2015	Wells Fargo Advantage Adjustable Rate Government Fund	9

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA ±	2.26%	9-1-2036	$1,270,015	$1,352,601
FNMA ±	2.26	2-1-2036	5,635,587	6,002,542
FNMA ±	2.27	5-1-2034	1,038,824	1,104,185
FNMA ±	2.27	6-1-2035	2,842,175	3,013,140
FNMA ±	2.27	1-1-2037	4,243,656	4,496,860
FNMA ±	2.28	5-1-2018	38,058	38,679
FNMA ±	2.28	12-1-2033	1,638,629	1,757,529
FNMA ±	2.28	11-1-2038	1,480,249	1,574,242
FNMA ±	2.28	1-1-2036	453,682	476,262
FNMA ±	2.28	12-1-2039	305,559	318,899
FNMA ±	2.28	4-1-2030	118,247	121,360
FNMA ±	2.29	8-1-2036	4,262,146	4,511,502
FNMA ±	2.29	4-1-2037	3,871,800	4,124,713
FNMA ±	2.29	9-1-2032	6,940,067	7,377,965
FNMA ±	2.29	9-1-2034	1,919,501	2,042,309
FNMA ±	2.29	4-1-2035	3,876,760	4,152,684
FNMA ±	2.30	9-1-2038	1,679,614	1,785,449
FNMA ±	2.30	12-1-2034	1,754,395	1,879,515
FNMA ±	2.30	12-1-2024	33,816	34,006
FNMA ±	2.30	6-1-2032	44,343	44,601
FNMA ±	2.30	6-1-2032	80,052	81,229
FNMA ±	2.30	1-1-2035	474,281	504,436
FNMA ±	2.30	1-1-2035	1,593,012	1,713,596
FNMA ±	2.30	7-1-2036	3,937,819	4,190,280
FNMA ±	2.31	8-1-2025	45,157	46,359
FNMA ±	2.32	10-1-2033	714,085	759,370
FNMA ±	2.32	5-1-2018	393	382
FNMA ±	2.32	4-1-2033	1,158,217	1,236,799
FNMA ±	2.32	2-1-2035	429,254	458,097
FNMA ±	2.32	10-1-2025	148,018	153,270
FNMA ±	2.33	4-1-2040	309,792	330,972
FNMA ±	2.33	11-1-2038	1,288,013	1,375,474
FNMA ±	2.33	10-1-2024	326,773	340,906
FNMA ±	2.33	9-1-2035	2,788,333	2,963,592
FNMA ±	2.34	7-1-2029	744,787	792,273
FNMA ±	2.34	4-1-2034	1,435,498	1,524,322
FNMA ±	2.34	9-1-2036	1,650,448	1,771,001
FNMA ±	2.34	9-1-2039	4,668,708	4,969,169
FNMA ±	2.35	8-1-2031	128,511	131,657
FNMA ±	2.35	2-1-2033	307,962	316,720
FNMA ±	2.35	10-1-2034	486,385	518,069
FNMA ±	2.35	12-1-2037	906,033	966,577
FNMA ±	2.35	5-1-2038	5,120,569	5,451,035
FNMA ±	2.35	6-1-2026	85,907	88,872
FNMA ±	2.35	1-1-2033	4,317,063	4,596,845
FNMA ±	2.35	9-1-2033	59,611	60,080
FNMA ±	2.35	5-1-2036	2,708,851	2,871,720
FNMA ±	2.35	7-1-2038	6,606,841	7,050,988
FNMA ±	2.35	5-1-2039	4,337,524	4,602,411
FNMA ±	2.36	7-1-2025	5,069	5,340

10	Wells Fargo Advantage Adjustable Rate Government Fund	Portfolio of investments—August 31, 2015

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA ±	2.36%	5-1-2033	$585,676	$616,011
FNMA ±	2.36	7-1-2035	1,278,641	1,359,526
FNMA ±	2.36	12-1-2035	737,953	786,190
FNMA ±	2.36	12-1-2032	1,197,511	1,277,458
FNMA ±	2.36	9-1-2037	1,576,924	1,681,285
FNMA ±	2.36	5-1-2034	986,259	1,044,211
FNMA ±	2.37	12-1-2025	21,974	22,290
FNMA ±	2.37	8-1-2026	98,149	101,345
FNMA ±	2.37	5-1-2032	197,445	201,475
FNMA ±	2.37	3-1-2031	40,694	40,931
FNMA ±	2.37	3-1-2037	807,227	858,836
FNMA ±	2.37	9-1-2035	7,635,779	8,127,562
FNMA ±	2.37	5-1-2033	993,240	1,062,411
FNMA ±	2.37	12-1-2034	1,950,565	2,086,225
FNMA ±	2.37	6-1-2027	1,468	1,515
FNMA ±	2.38	5-1-2033	1,209,195	1,278,849
FNMA ±	2.38	4-1-2034	858,530	914,419
FNMA ±	2.38	5-1-2035	1,790,659	1,906,891
FNMA ±	2.38	6-1-2041	1,087,353	1,159,277
FNMA ±	2.38	8-1-2017	267,322	267,138
FNMA ±	2.38	5-1-2035	2,537,919	2,706,356
FNMA ±	2.38	12-1-2036	963,323	1,026,956
FNMA ±	2.38	12-1-2040	616,523	656,873
FNMA ±	2.38	1-1-2038	7,005,939	7,499,881
FNMA ±	2.38	7-1-2038	2,751,878	2,931,660
FNMA ±	2.38	1-1-2027	783,004	811,257
FNMA ±	2.38	2-1-2038	1,283,953	1,363,702
FNMA ±	2.38	2-1-2035	4,411,569	4,693,538
FNMA ±	2.38	6-1-2036	2,758,783	2,934,699
FNMA ±	2.38	1-1-2037	4,478,708	4,784,164
FNMA ±	2.39	10-1-2035	3,196,977	3,398,369
FNMA ±	2.39	4-1-2033	1,165,514	1,245,446
FNMA ±	2.39	2-1-2034	3,164,895	3,375,438
FNMA ±	2.39	10-1-2036	1,447,213	1,539,075
FNMA ±	2.39	2-1-2036	1,206,682	1,282,151
FNMA ±	2.39	4-1-2038	1,930,127	2,052,401
FNMA ±	2.39	2-1-2045	3,770,458	4,019,988
FNMA ±	2.39	3-1-2033	514,531	538,296
FNMA ±	2.40	12-1-2037	4,538,897	4,843,337
FNMA ±	2.40	8-1-2039	5,163,696	5,499,079
FNMA ±	2.40	9-1-2039	7,463,271	7,955,220
FNMA ±	2.40	12-1-2040	2,312,498	2,460,671
FNMA ±	2.40	12-1-2044	6,021,083	6,400,645
FNMA ±	2.40	7-1-2039	5,157,361	5,491,980
FNMA ±	2.40	4-1-2035	2,691,284	2,877,708
FNMA ±	2.40	8-1-2037	5,138,720	5,488,507
FNMA ±	2.40	5-1-2033	3,769,370	4,031,422
FNMA ±	2.40	7-1-2024	14,415	14,491
FNMA ±	2.40	1-1-2037	8,598,833	9,160,417
FNMA ±	2.40	2-1-2037	4,088,874	4,376,559

Portfolio of investments—August 31, 2015	Wells Fargo Advantage Adjustable Rate Government Fund	11

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA ±	2.40%	10-1-2035	$1,687,422	$1,805,140
FNMA ±	2.40	11-1-2035	2,272,385	2,420,721
FNMA ±	2.40	9-1-2036	1,010,296	1,076,998
FNMA ±	2.40	12-1-2040	5,574,437	5,930,876
FNMA ±	2.41	11-1-2022	63,587	63,932
FNMA ±	2.41	9-1-2034	5,140,779	5,473,147
FNMA ±	2.41	2-1-2036	11,516,300	12,322,460
FNMA ±	2.41	1-1-2036	1,447,751	1,541,465
FNMA ±	2.41	7-1-2035	3,615,530	3,845,288
FNMA ±	2.41	9-1-2030	1,024,135	1,045,630
FNMA ±	2.41	7-1-2040	3,633,035	3,865,216
FNMA ±	2.41	7-1-2036	5,141,918	5,472,014
FNMA ±	2.41	2-1-2038	2,794,149	2,985,801
FNMA ±	2.42	3-1-2038	3,092,977	3,305,025
FNMA ±	2.42	12-1-2040	1,753,683	1,867,540
FNMA ±	2.42	3-1-2035	1,364,669	1,457,830
FNMA ±	2.42	6-1-2036	4,955,851	5,289,080
FNMA ±	2.42	5-1-2036	4,956,754	5,293,469
FNMA ±	2.42	12-1-2040	9,041,046	9,609,314
FNMA ±	2.42	10-1-2034	746,349	806,765
FNMA ±	2.42	6-1-2035	572,306	609,151
FNMA ±	2.42	5-1-2036	3,093,425	3,303,659
FNMA ±	2.42	1-1-2035	6,088,020	6,462,571
FNMA ±	2.42	10-1-2036	5,033,738	5,363,529
FNMA ±	2.43	12-1-2033	2,111,877	2,253,433
FNMA ±	2.43	4-1-2024	23,700	24,660
FNMA ±	2.43	8-1-2026	732,469	781,907
FNMA ±	2.43	1-1-2038	1,518,075	1,622,765
FNMA ±	2.43	12-1-2035	5,438,788	5,792,671
FNMA ±	2.44	10-1-2029	125,823	128,827
FNMA ±	2.44	8-1-2035	1,319,402	1,398,736
FNMA ±	2.44	4-1-2033	998,572	1,063,883
FNMA ±	2.44	8-1-2035	3,365,989	3,579,959
FNMA ±	2.44	5-1-2037	2,365,308	2,523,926
FNMA ±	2.44	9-1-2035	1,325,436	1,409,335
FNMA ±	2.44	7-1-2040	3,620,496	3,878,864
FNMA ±	2.44	5-1-2025	47,491	47,957
FNMA ±	2.44	8-1-2033	1,756,168	1,863,438
FNMA ±	2.44	6-1-2027	107,563	110,277
FNMA ±	2.44	9-1-2036	837,111	890,304
FNMA ±	2.44	11-1-2037	1,384,749	1,474,977
FNMA ±	2.45	6-1-2032	43,311	43,651
FNMA ±	2.45	6-1-2033	953,807	1,011,413
FNMA ±	2.45	12-1-2046	1,380,348	1,469,647
FNMA ±	2.45	3-1-2035	4,671,973	4,973,932
FNMA ±	2.45	4-1-2035	2,053,741	2,194,584
FNMA ±	2.45	7-1-2037	918,147	981,788
FNMA ±	2.45	11-1-2020	867,717	867,146
FNMA ±	2.45	1-1-2037	2,179,186	2,320,833
FNMA ±	2.45	8-1-2035	3,541,912	3,763,509

12	Wells Fargo Advantage Adjustable Rate Government Fund	Portfolio of investments—August 31, 2015

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA ±	2.45%	6-1-2017	$11,187	$11,231
FNMA ±	2.45	4-1-2020	4,764	4,780
FNMA ±	2.45	3-1-2033	6,887	6,941
FNMA ±	2.45	5-1-2033	352,102	374,260
FNMA ±	2.45	1-1-2033	2,128,309	2,275,257
FNMA ±	2.45	1-1-2028	8,284	8,333
FNMA ±	2.45	7-1-2035	1,214,907	1,291,704
FNMA ±	2.46	12-1-2030	80,935	83,178
FNMA ±	2.46	4-1-2033	547,297	577,029
FNMA ±	2.46	6-1-2033	326,625	340,309
FNMA ±	2.46	12-1-2040	4,952,802	5,280,030
FNMA ±	2.46	1-1-2035	934,285	993,604
FNMA ±	2.46	7-1-2033	156,493	166,504
FNMA ±	2.46	6-1-2035	1,515,402	1,609,584
FNMA ±	2.46	7-1-2035	2,003,787	2,133,643
FNMA ±	2.46	12-1-2028	42,547	43,432
FNMA ±	2.46	5-1-2034	926,468	986,081
FNMA ±	2.46	12-1-2040	2,966,573	3,155,449
FNMA ±	2.46	12-1-2034	1,285,006	1,371,909
FNMA ±	2.46	6-1-2035	453,033	482,109
FNMA ±	2.46	12-1-2040	5,875,677	6,222,103
FNMA ±	2.47	4-1-2024	67,249	67,929
FNMA ±	2.47	4-1-2030	18,057	18,167
FNMA ±	2.47	4-1-2033	1,681,859	1,800,793
FNMA ±	2.47	4-1-2030	17,189	18,064
FNMA ±	2.47	7-1-2035	793,147	847,528
FNMA ±	2.47	7-1-2035	2,232,853	2,384,418
FNMA ±	2.48	1-1-2031	638,124	678,235
FNMA ±	2.48	9-1-2033	61,828	62,309
FNMA ±	2.48	2-1-2038	6,399,072	6,820,687
FNMA ±	2.48	6-1-2036	774,183	823,005
FNMA ±	2.48	9-1-2019	50,767	51,277
FNMA ±	2.48	1-1-2037	1,719,097	1,836,911
FNMA ±	2.48	9-1-2022	342,464	358,068
FNMA ±	2.49	7-1-2028	237	253
FNMA ±	2.49	10-1-2036	1,262,130	1,346,253
FNMA ±	2.49	5-1-2028	63,481	64,209
FNMA ±	2.49	1-1-2036	129,870	135,460
FNMA ±	2.50	1-1-2033	104,308	106,771
FNMA ±	2.50	7-1-2027	29,357	29,592
FNMA ±	2.50	3-1-2037	5,355,053	5,743,458
FNMA ±	2.50	5-1-2017	29,065	29,683
FNMA ±	2.50	7-1-2017	32,031	32,108
FNMA ±	2.50	8-1-2017	19,830	20,076
FNMA ±	2.50	2-1-2019	1,571	1,581
FNMA ±	2.50	11-1-2024	156,976	163,923
FNMA ±	2.50	6-1-2025	8,662	8,719
FNMA ±	2.50	4-1-2036	4,961,826	5,311,974
FNMA ±	2.51	9-1-2028	108,052	110,893
FNMA ±	2.51	5-1-2035	673,899	716,473

Portfolio of investments—August 31, 2015	Wells Fargo Advantage Adjustable Rate Government Fund	13

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA ±	2.51%	10-1-2027	$904,734	$958,095
FNMA ±	2.52	7-1-2020	100,461	102,482
FNMA ±	2.52	9-1-2030	971,611	1,045,538
FNMA ±	2.52	1-1-2029	625,681	652,517
FNMA ±	2.52	11-1-2034	192,765	206,437
FNMA ±	2.52	7-1-2017	72,151	72,104
FNMA ±	2.53	6-1-2024	53,011	53,822
FNMA ±	2.53	9-1-2026	104,457	107,733
FNMA ±	2.53	9-1-2032	73,618	75,550
FNMA ±	2.53	10-1-2034	1,343,256	1,431,447
FNMA ±	2.53	9-1-2037	1,036,038	1,106,759
FNMA ±	2.53	7-1-2027	302,593	315,079
FNMA ±	2.53	4-1-2036	1,547,992	1,656,153
FNMA ±	2.54	2-1-2035	1,618,541	1,735,624
FNMA ±	2.54	4-1-2038	1,131,443	1,208,339
FNMA ±	2.54	10-1-2024	7,933	8,246
FNMA ±	2.54	9-1-2035	876,232	933,757
FNMA ±	2.54	6-1-2037	1,460,554	1,570,663
FNMA ±	2.54	9-1-2030	180,712	185,864
FNMA ±	2.54	5-1-2036	682,193	732,024
FNMA ±	2.54	7-1-2030	1,146,451	1,222,888
FNMA ±	2.54	10-1-2017	1,643	1,650
FNMA ±	2.54	8-1-2040	1,031,571	1,106,734
FNMA ±	2.54	4-1-2018	315,452	325,326
FNMA ±	2.54	7-1-2036	3,652,249	3,944,956
FNMA ±	2.55	5-1-2033	1,144,802	1,217,804
FNMA ±	2.55	7-1-2033	1,316,395	1,410,533
FNMA ±	2.55	5-1-2034	2,134,470	2,291,120
FNMA ±	2.55	9-1-2033	1,162,300	1,233,839
FNMA ±	2.55	1-1-2032	115,445	119,120
FNMA ±	2.56	5-1-2035	2,112,165	2,261,750
FNMA ±	2.56	1-1-2026	345,365	361,154
FNMA ±	2.57	7-1-2028	1,184,123	1,241,538
FNMA ±	2.57	4-1-2028	312,734	325,770
FNMA ±	2.58	3-1-2033	1,855,737	1,981,115
FNMA ±	2.58	8-1-2035	1,689,990	1,812,133
FNMA ±	2.58	9-1-2033	849,446	912,470
FNMA ±	2.58	8-1-2036	531,007	567,106
FNMA ±	2.59	12-1-2030	861,718	912,342
FNMA ±	2.60	5-1-2028	192,631	205,124
FNMA ±	2.60	6-1-2030	179,499	184,715
FNMA ±	2.60	5-1-2027	93,235	97,283
FNMA ±	2.60	6-1-2032	124,478	128,529
FNMA ±	2.60	6-1-2027	90,577	92,359
FNMA ±	2.61	9-1-2019	5,181	5,221
FNMA ±	2.61	6-1-2040	1,120,559	1,183,678
FNMA ±	2.63	6-1-2018	12,146	12,181
FNMA ±	2.63	5-1-2037	2,822,236	3,020,044
FNMA ±	2.63	1-1-2021	378,744	396,658
FNMA ±	2.63	3-1-2035	3,709,825	3,984,159

14	Wells Fargo Advantage Adjustable Rate Government Fund	Portfolio of investments—August 31, 2015

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA ±	2.63%	4-1-2036	$4,994,955	$5,354,035
FNMA ±	2.64	11-1-2024	83,411	84,341
FNMA ±	2.64	7-1-2037	2,839,362	3,048,505
FNMA ±	2.65	8-1-2035	3,558,988	3,802,069
FNMA ±	2.66	12-1-2021	59,256	60,754
FNMA ±	2.66	9-1-2030	760,585	814,127
FNMA ±	2.66	8-1-2034	3,407,342	3,645,617
FNMA ±	2.67	7-1-2037	851,525	903,258
FNMA ±	2.67	9-1-2035	121,928	130,439
FNMA ±	2.68	10-1-2018	167,795	175,123
FNMA ±	2.68	5-1-2035	3,273,335	3,521,554
FNMA ±	2.68	1-1-2025	63,793	64,856
FNMA ±	2.69	8-1-2036	3,916,808	4,196,653
FNMA ±	2.70	9-1-2030	709,808	756,387
FNMA ±	2.71	10-1-2029	546,533	574,149
FNMA ±	2.71	3-1-2034	1,268,548	1,358,598
FNMA ±	2.72	9-1-2021	84,246	85,495
FNMA ±	2.72	10-1-2025	10,652	10,883
FNMA ±	2.72	2-1-2028	45,347	45,748
FNMA ±	2.72	3-1-2032	135,592	139,374
FNMA ±	2.74	10-1-2018	90,881	90,889
FNMA ±	2.75	9-1-2017	237,777	239,954
FNMA ±	2.75	6-1-2016	15,965	16,102
FNMA ±	2.75	7-1-2016	4,971	4,992
FNMA ±	2.75	6-1-2018	1,204	1,216
FNMA ±	2.75	8-1-2018	51,134	52,080
FNMA ±	2.75	3-1-2027	111,559	116,276
FNMA ±	2.75	12-1-2028	98,044	101,218
FNMA ±	2.75	1-1-2029	13,394	13,845
FNMA ±	2.75	5-1-2035	2,241,452	2,412,907
FNMA ±	2.76	5-1-2018	258,519	258,234
FNMA ±	2.76	7-1-2039	2,719,832	2,967,133
FNMA ±	2.76	3-1-2035	3,790,913	4,080,174
FNMA ±	2.77	10-1-2025	8,574	8,618
FNMA ±	2.77	11-1-2024	43,393	43,679
FNMA ±	2.78	7-1-2020	1,411,291	1,410,755
FNMA ±	2.80	4-1-2020	1,837,060	1,865,989
FNMA ±	2.81	1-1-2019	2,480	2,485
FNMA ±	2.85	7-1-2028	340,926	355,379
FNMA ±	2.85	4-1-2026	8,243	8,314
FNMA ±	2.85	7-1-2019	1,961	1,993
FNMA ±	2.86	11-1-2035	11,809,341	12,709,958
FNMA ±	2.86	11-1-2034	4,629,003	4,989,804
FNMA ±	2.86	7-1-2033	40,034	40,419
FNMA ±	2.86	10-1-2028	227,405	236,662
FNMA ±	2.88	3-1-2019	384,621	405,997
FNMA ±	2.89	5-1-2017	30,238	30,888
FNMA ±	2.92	2-1-2029	94,008	96,491
FNMA ±	2.93	4-1-2040	2,511,743	2,717,358
FNMA ±	2.94	1-1-2029	19,026	19,950

Portfolio of investments—August 31, 2015	Wells Fargo Advantage Adjustable Rate Government Fund	15

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA ±	2.94%	9-1-2032	$1,714,339	$1,872,718
FNMA ±	2.95	8-1-2029	523,669	552,425
FNMA ±	2.98	11-1-2028	109,655	112,841
FNMA ±	2.99	4-1-2033	483,714	511,653
FNMA ±	3.02	1-1-2031	76,478	77,455
FNMA ±	3.05	7-1-2033	1,406	1,424
FNMA ±	3.07	8-1-2030	236,360	242,709
FNMA ±	3.09	8-1-2031	67,332	68,046
FNMA ±	3.10	4-1-2024	341,907	365,525
FNMA ±	3.11	3-1-2030	149,418	153,621
FNMA ±	3.15	10-1-2024	46,910	47,181
FNMA ±	3.17	1-1-2033	69,259	70,514
FNMA ±	3.22	4-1-2034	2,615,876	2,821,429
FNMA ±	3.25	9-1-2017	1,395	1,402
FNMA ±	3.29	9-1-2033	42,898	43,161
FNMA ±	3.30	2-1-2029	1,883,455	2,024,922
FNMA ±	3.31	10-1-2018	22	22
FNMA ±	3.45	11-1-2031	43,231	43,557
FNMA ±	3.47	6-1-2024	28,442	28,675
FNMA ±	3.47	11-1-2029	9,666	9,735
FNMA ±	3.47	7-1-2028	54,472	56,333
FNMA ±	3.53	10-1-2034	231,063	241,755
FNMA ±	3.56	5-1-2033	1,500,023	1,620,400
FNMA ±	3.58	10-1-2017	416,233	424,440
FNMA ±	3.63	7-1-2021	130,143	134,239
FNMA ±	3.67	5-1-2017	490	493
FNMA ±	3.67	7-1-2017	16,420	16,959
FNMA ±	3.69	9-1-2031	318,359	335,402
FNMA ±	3.78	9-1-2028	3,327	3,457
FNMA ±	3.79	4-1-2033	207,562	214,917
FNMA ±	3.85	12-1-2032	168,170	174,423
FNMA ±	3.92	2-1-2033	96,957	98,518
FNMA ±	3.95	9-1-2023	5,197	5,245
FNMA ±	4.01	4-1-2032	246,302	249,441
FNMA ±	4.03	5-1-2034	366,436	388,264
FNMA ±	4.11	9-1-2017	826	833
FNMA ±	4.18	6-1-2019	3,327	3,368
FNMA ±	4.20	11-1-2031	134,747	138,180
FNMA ±	4.20	11-1-2031	20,477	20,583
FNMA ±	4.30	1-1-2018	637	643
FNMA ±	4.31	11-1-2019	307	309
FNMA ±	4.33	12-1-2036	231,094	246,059
FNMA ±	4.47	6-1-2034	298,865	318,034
FNMA ±	4.63	2-1-2019	324,676	336,230
FNMA ±	4.65	1-1-2019	365,173	377,288
FNMA ±	4.66	6-1-2028	62,260	64,280
FNMA ±	4.71	4-1-2018	121,650	122,892
FNMA ±	5.00	6-1-2028	23,553	23,760
FNMA ±	5.08	5-1-2025	80	81
FNMA ±	5.25	10-1-2021	11,366	11,417

16	Wells Fargo Advantage Adjustable Rate Government Fund	Portfolio of investments—August 31, 2015

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA	5.50%	9-1-2019	$99,863	$103,376
FNMA ±	5.70	1-1-2019	61,122	64,033
FNMA ±	6.00	1-1-2020	8,571	8,690
FNMA ±	6.19	9-1-2017	57	57
FNMA ±	6.45	2-1-2034	68,141	68,302
FNMA	6.50	8-1-2028	65,937	68,788
FNMA	6.50	5-1-2031	193,598	222,203
FNMA	7.00	11-1-2017	7,766	7,965
FNMA	7.06	11-1-2024	43,830	45,607
FNMA	7.06	12-1-2024	32,098	32,764
FNMA	7.06	3-1-2025	60,085	63,059
FNMA	7.06	3-1-2025	9,362	9,488
FNMA	7.06	4-1-2025	21,937	22,235
FNMA	7.06	1-1-2027	56,453	58,454
FNMA	7.50	2-1-2016	15,133	15,190
FNMA	7.50	1-1-2031	129,426	146,856
FNMA	7.50	1-1-2033	305,624	350,029
FNMA	7.50	5-1-2033	206,263	235,892
FNMA	7.50	5-1-2033	202,300	227,659
FNMA	7.50	6-1-2033	129,685	141,444
FNMA	7.50	7-1-2033	150,087	173,233
FNMA	7.50	8-1-2033	111,836	124,980
FNMA	8.00	12-1-2026	110,176	125,369
FNMA	8.00	2-1-2030	215	220
FNMA	8.00	3-1-2030	344	388
FNMA	8.00	7-1-2031	40,280	41,571
FNMA	8.00	5-1-2033	240,169	277,973
FNMA	8.50	10-1-2026	12,431	14,102
FNMA	8.50	2-1-2027	12,915	13,185
FNMA	8.50	6-1-2030	57,801	60,530
FNMA	8.51	8-15-2024	67,778	76,619
FNMA	9.00	7-1-2030	9,047	9,180
FNMA	9.50	8-1-2021	18,616	19,124
FNMA	9.50	12-1-2024	15,597	16,038
FNMA	10.00	1-20-2021	18,806	19,323
FNMA	11.00	1-1-2018	5,239	5,477
FNMA Series 1989-74 Class J	9.80	10-25-2019	16,792	18,685
FNMA Series 1989-96 Class H	9.00	12-25-2019	7,721	8,413
FNMA Series 1992-39 Class FA ±	1.93	3-25-2022	192,479	197,126
FNMA Series 1992-45 Class F ±	1.93	4-25-2022	34,930	34,547
FNMA Series 1992-87 Class Z	8.00	5-25-2022	22,156	24,665
FNMA Series 1993-113 Class FA ±	1.53	7-25-2023	136,677	138,323
FNMA Series 1993-247 Class FM ±	1.86	12-25-2023	584,229	600,382
FNMA Series 1994-14 Class F ±	2.26	10-25-2023	293,610	304,649
FNMA Series 1998-T2 Class A5 ±	4.38	1-25-2032	448,627	456,114
FNMA Series 2001-50 Class BA	7.00	10-25-2041	250,092	289,102
FNMA Series 2001-63 Class FD ±	0.80	12-18-2031	162,838	165,395
FNMA Series 2001-81 Class F ±	0.75	1-25-2032	109,072	110,713
FNMA Series 2001-T08 Class A1	7.50	7-25-2041	186,431	220,962
FNMA Series 2001-T10 Class A2	7.50	12-25-2041	4,086,953	4,970,438

Portfolio of investments—August 31, 2015	Wells Fargo Advantage Adjustable Rate Government Fund	17

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA Series 2001-T12 Class A2	7.50%	8-25-2041	$301,585	$352,334
FNMA Series 2001-T12 Class A4 ±	3.47	8-25-2041	7,175,168	7,426,787
FNMA Series 2001-W03 Class A ±	6.85	9-25-2041	835,974	950,482
FNMA Series 2001-W1 Class AV1 ±	0.44	8-25-2031	99,966	97,056
FNMA Series 2002-05 Class FD ±	1.10	2-25-2032	313,600	321,599
FNMA Series 2002-33 Class A4 ±	4.67	11-25-2030	180,316	187,677
FNMA Series 2002-59 Class F ±	0.60	9-25-2032	651,184	657,744
FNMA Series 2002-66 Class A3 ±	3.19	4-25-2042	10,703,098	11,342,287
FNMA Series 2002-T12 Class A3	7.50	5-25-2042	1,755,534	2,154,790
FNMA Series 2002-T12 Class A5 ±	3.58	10-25-2041	2,631,305	2,761,781
FNMA Series 2002-T18 Class A5 ±	3.68	5-25-2042	4,333,033	4,545,343
FNMA Series 2002-T19 Class A4 ±	3.33	3-25-2042	255,466	271,397
FNMA Series 2002-W1 Class 3A ±	3.09	4-25-2042	1,679,488	1,736,047
FNMA Series 2002-W4 Class A6 ±	3.38	5-25-2042	2,769,139	2,903,957
FNMA Series 2003-07 Class A2 ±	2.54	5-25-2042	1,212,758	1,236,064
FNMA Series 2003-17 Class FN ±	0.50	3-25-2018	393,895	394,843
FNMA Series 2003-63 Class A8 ±	2.70	1-25-2043	1,699,696	1,759,789
FNMA Series 2003-W02 Class 1A3	7.50	7-25-2042	517,248	611,954
FNMA Series 2003-W04 Class 5A ±	2.99	10-25-2042	1,482,334	1,571,626
FNMA Series 2003-W08 Class 4A ±	3.17	11-25-2042	2,037,153	2,133,044
FNMA Series 2003-W10 Class 2A ±	3.09	6-25-2043	3,858,354	4,044,512
FNMA Series 2003-W18 Class 2A ±	3.46	6-25-2043	13,876,110	14,905,107
FNMA Series 2003-W9 Class A ±	0.44	6-25-2033	3,203,355	3,106,729
FNMA Series 2004-31 Class FG ±	0.60	8-25-2033	610,511	612,255
FNMA Series 2004-38 Class FT ±	0.63	10-25-2033	392,898	395,119
FNMA Series 2004-T3 Class 1A3	7.00	2-25-2044	702,562	805,803
FNMA Series 2004-T3 Class 2A ±	3.24	8-25-2043	2,346,207	2,493,777
FNMA Series 2004-T9 Class A1 ±	0.45	4-25-2035	462,969	461,703
FNMA Series 2004-W02 Class 5A	7.50	3-25-2044	225,185	258,668
FNMA Series 2004-W1 Class 2A2	7.00	12-25-2033	406,509	475,795
FNMA Series 2004-W1 Class 3A ±	3.45	1-25-2043	120,936	130,523
FNMA Series 2004-W12 Class 2A ±	3.43	6-25-2044	7,168,626	7,593,633
FNMA Series 2004-W15 Class 3A ±	2.69	6-25-2044	9,233,840	10,001,310
FNMA Series 2005-57 Class EG ±	0.50	3-25-2035	759,839	760,774
FNMA Series 2005-W3 Class 3A ±	2.71	4-25-2045	1,878,960	2,011,940
FNMA Series 2006-15 Class FW ±	0.50	1-25-2036	522,841	525,492
FNMA Series 2006-W1 Class 3A ±	2.18	10-25-2045	9,783,242	10,418,429
FNMA Series 2007-95 Class A2 ±	0.45	8-27-2036	889,100	885,740
FNMA Series G92-20 Class FB ±	1.93	4-25-2022	72,262	72,042
FNMA Series G93-1 Class K	6.68	1-25-2023	564,601	621,258
FNMA Series G93-19 Class FD ±	1.53	4-25-2023	492,872	498,913
GNMA ±	2.07	8-20-2062	7,473,014	7,878,844
GNMA ±	2.09	9-20-2062	2,355,626	2,488,530
GNMA	6.45	4-20-2025	59,464	67,805
GNMA	6.45	5-20-2025	23,262	23,916
GNMA	6.45	9-20-2025	45,761	53,992
GNMA	6.50	6-20-2034	81,508	84,258
GNMA	6.50	8-20-2034	787,844	903,900
GNMA	6.50	8-20-2034	115,356	121,454
GNMA	6.75	2-15-2029	116,965	133,643

18	Wells Fargo Advantage Adjustable Rate Government Fund	Portfolio of investments—August 31, 2015

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
GNMA	7.00%	7-20-2034	$62,935	$64,604
GNMA	7.25	7-15-2017	3,306	3,316
GNMA	7.25	8-15-2017	14,556	14,710
GNMA	7.25	8-15-2017	9,436	9,535
GNMA	7.25	9-15-2017	11,597	11,731
GNMA	7.25	10-15-2017	21,644	22,356
GNMA	7.25	10-15-2017	9,215	9,313
GNMA	7.25	11-15-2017	11,096	11,222
GNMA	7.25	1-15-2018	3,895	3,907
GNMA	7.25	1-15-2018	6,764	6,787
GNMA	7.25	2-15-2018	13,143	13,302
GNMA	7.25	5-15-2018	7,364	7,389
GNMA	9.00	5-15-2016	2,129	2,138
GNMA	9.00	8-15-2016	3,383	3,397
GNMA	9.00	11-15-2016	882	892
GNMA	9.00	12-15-2016	94	94
GNMA	9.00	2-15-2017	2,215	2,239
GNMA	9.00	5-15-2017	411	413
GNMA	9.00	7-15-2017	4,861	4,883
GNMA	9.00	3-15-2020	3,039	3,097
GNMA	9.00	8-15-2021	523	525
GNMA	9.00	8-20-2024	333	366
GNMA	9.00	9-20-2024	1,256	1,314
GNMA	9.00	10-20-2024	3,870	3,933
GNMA	9.00	11-20-2024	170	171
GNMA	9.00	1-20-2025	6,733	7,739
GNMA	9.00	2-20-2025	21,970	25,213
GNMA Series 2011-H12 Class FA ±	0.68	2-20-2061	3,011,020	3,014,898
GNMA Series 2011-H17 Class FA ±	0.72	6-20-2061	1,572,970	1,576,405

Total Agency Securities (Cost $1,208,326,955)				1,229,610,808

Non-Agency Mortgage-Backed Securities: 0.47%
NCUA Guaranteed Notes Program Series 2010-C1 Class A2	2.90	10-29-2020	6,121,289	6,163,354

Total Non-Agency Mortgage-Backed Securities (Cost $6,164,966)				6,163,354

	Yield		Shares
Short-Term Investments: 5.18%

Investment Companies: 5.11%
Wells Fargo Advantage Government Money Market Fund, Institutional Class (l)(u)	0.01		66,990,777	66,990,777

			Principal
U.S. Treasury Securities: 0.07%
U.S. Treasury Bill #(z)	0.01	9-17-2015	$900,000	899,999

Total Short-Term Investments (Cost $67,890,774)				67,890,776

Total investments in securities (Cost $1,282,382,695) *	99.52%	1,303,664,938
Other assets and liabilities, net	0.48	6,269,362

Total net assets	100.00%	$1,309,934,300

Portfolio of investments—August 31, 2015	Wells Fargo Advantage Adjustable Rate Government Fund	19

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

±	Variable rate investment. The rate shown is the rate in effect at period end.

(c)	Investment in an interest-only security entitles holders to receive only the interest payments on the underlying mortgages. The principal amount shown is the notional amount of the underlying mortgages. The rate represents the coupon rate.

(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

(z)	Zero coupon security. The rate represents the current yield to maturity.

*	Cost for federal income tax purposes is $1,283,147,636 and unrealized gains (losses) consists of:

Gross unrealized gains	$22,123,207
Gross unrealized losses	(1,605,905)

Net unrealized gains	$20,517,302

Portfolio of investments—August 31, 2015	Wells Fargo Advantage Government Securities Fund	1

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities: 66.21%
FDIC Series 2010-S1 Class 1A 144A±	0.75%	2-25-2048	$4,570,349	$4,571,715
FDIC Series 2013-R1 Class A 144A	1.15	3-25-2033	4,814,651	4,759,164
FHLB	5.63	3-14-2036	6,150,000	8,004,717
FHLMC ¤	0.00	11-20-2015	14,000,000	13,995,548
FHLMC ±	1.38	12-15-2036	820,780	849,548
FHLMC ±	2.33	10-1-2026	212,031	221,372
FHLMC ±	2.41	9-1-2031	9,209	9,411
FHLMC ±	2.41	9-1-2031	54,471	54,921
FHLMC ±	2.50	6-1-2032	82,440	86,860
FHLMC ±	2.53	1-1-2038	1,096,105	1,183,708
FHLMC ±	2.65	7-1-2029	151,633	158,192
FHLMC ±	2.90	5-1-2026	107,588	113,143
FHLMC ±	3.07	7-1-2032	1,316,137	1,300,022
FHLMC %%	3.50	9-14-2045	54,565,000	56,424,472
FHLMC	4.00	6-1-2044	10,836,264	11,498,872
FHLMC	4.50	3-1-2042	947,734	1,029,689
FHLMC	5.00	5-1-2018	170,059	177,213
FHLMC	5.00	4-1-2019	176,380	183,799
FHLMC	5.00	4-1-2019	161,509	168,303
FHLMC	5.00	6-1-2019	268,763	284,438
FHLMC	5.00	8-1-2019	966,860	1,023,195
FHLMC	5.00	10-1-2019	372,178	388,802
FHLMC	5.00	2-1-2020	1,021,786	1,070,827
FHLMC	5.00	8-1-2040	2,715,886	2,996,682
FHLMC	5.50	7-1-2035	6,551,164	7,331,479
FHLMC	5.50	12-1-2038	4,456,485	4,956,852
FHLMC	6.00	1-1-2024	2,645,801	2,883,866
FHLMC	6.00	10-1-2032	59,908	68,359
FHLMC	6.00	5-25-2043	6,335,211	7,158,566
FHLMC ±	6.38	1-1-2026	75,392	77,254
FHLMC	6.50	4-1-2018	13,431	13,810
FHLMC	6.50	4-1-2021	23,943	24,947
FHLMC	6.50	4-1-2022	107,431	122,731
FHLMC	6.50	9-1-2028	32,838	37,515
FHLMC	6.50	9-1-2028	22,629	25,852
FHLMC	6.50	7-1-2031	5	6
FHLMC	6.50	8-1-2037	213,461	230,522
FHLMC	7.00	12-1-2023	5,400	6,139
FHLMC	7.00	5-1-2024	10,647	10,855
FHLMC	7.00	12-1-2026	4,126	4,423
FHLMC	7.00	12-1-2026	833	935
FHLMC	7.00	4-1-2029	2,928	3,479
FHLMC	7.00	4-1-2029	1,625	1,630
FHLMC	7.00	5-1-2029	19,936	23,081
FHLMC	7.00	4-1-2032	183,460	220,490
FHLMC	7.50	11-1-2031	287,541	344,775
FHLMC	7.50	4-1-2032	240,277	284,868
FHLMC	8.00	2-1-2017	4,609	4,741
FHLMC	8.00	8-1-2023	24,803	27,045
FHLMC	8.00	6-1-2024	7,860	8,960

2	Wells Fargo Advantage Government Securities Fund	Portfolio of investments—August 31, 2015

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FHLMC	8.00%	6-1-2024	$3,724	$3,843
FHLMC	8.00	6-1-2024	10,319	11,474
FHLMC	8.00	8-1-2026	24,537	29,956
FHLMC	8.00	11-1-2026	25,818	31,017
FHLMC	8.00	11-1-2028	18,379	21,343
FHLMC	8.50	7-1-2022	4,695	5,224
FHLMC	8.50	12-1-2025	16,308	18,886
FHLMC	8.50	5-1-2026	2,565	2,906
FHLMC	8.50	8-1-2026	6,344	6,541
FHLMC	8.50	8-1-2026	24,718	24,826
FHLMC	9.00	6-1-2016	606	610
FHLMC	9.00	1-1-2017	3,241	3,271
FHLMC	9.00	4-1-2017	4,704	4,753
FHLMC	9.00	11-1-2018	16,118	16,276
FHLMC	9.00	8-1-2019	366	385
FHLMC	9.00	8-1-2019	71	72
FHLMC	9.00	12-1-2019	171	185
FHLMC	9.00	1-1-2020	18	18
FHLMC	9.00	2-1-2020	123	134
FHLMC	9.00	3-1-2020	1,747	1,775
FHLMC	9.00	3-1-2020	241	249
FHLMC	9.00	9-1-2020	685	711
FHLMC	9.00	9-1-2020	183	199
FHLMC	9.00	12-1-2020	28	28
FHLMC	9.00	3-1-2021	3,796	4,133
FHLMC	9.00	4-1-2021	28,742	29,111
FHLMC	9.00	4-1-2021	3,261	3,370
FHLMC	9.00	4-1-2021	203	225
FHLMC	9.00	7-1-2021	4,282	4,302
FHLMC	9.00	7-1-2021	3,793	3,927
FHLMC	9.00	8-1-2021	516	580
FHLMC	9.00	7-1-2022	561	570
FHLMC	9.00	9-1-2024	1,425	1,578
FHLMC	9.50	9-1-2016	10	10
FHLMC	9.50	10-1-2016	82	84
FHLMC	9.50	8-1-2018	26	26
FHLMC	9.50	8-1-2019	117	127
FHLMC	9.50	2-1-2020	6	6
FHLMC	9.50	6-1-2020	59	65
FHLMC	9.50	8-1-2020	268	296
FHLMC	9.50	9-1-2020	18	18
FHLMC	9.50	9-1-2020	3,136	3,353
FHLMC	9.50	9-1-2020	43	47
FHLMC	9.50	10-1-2020	32	34
FHLMC	9.50	10-1-2020	65	72
FHLMC	9.50	11-1-2020	77	85
FHLMC	9.50	5-1-2021	223	249
FHLMC	9.50	9-17-2022	450,217	476,894
FHLMC	9.50	4-1-2025	55,380	63,703
FHLMC	10.00	8-1-2017	7	7

Portfolio of investments—August 31, 2015	Wells Fargo Advantage Government Securities Fund	3

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FHLMC	10.00%	1-1-2019	$7	$8
FHLMC	10.00	12-1-2019	230	253
FHLMC	10.00	3-1-2020	10	10
FHLMC	10.00	6-1-2020	26	29
FHLMC	10.00	7-1-2020	10	10
FHLMC	10.00	8-1-2020	35	38
FHLMC	10.00	10-1-2021	49,466	54,049
FHLMC	10.00	8-17-2022	183,928	198,591
FHLMC	10.00	2-17-2025	520,864	593,115
FHLMC	10.50	2-1-2019	19	19
FHLMC	10.50	5-1-2019	77	78
FHLMC	10.50	6-1-2019	8	9
FHLMC	10.50	8-1-2019	13,476	14,627
FHLMC	10.50	12-1-2019	16,538	16,765
FHLMC	10.50	5-1-2020	29,132	32,086
FHLMC	10.50	5-1-2020	4,174	4,238
FHLMC	10.50	8-1-2020	12,454	12,579
FHLMC	10.50	8-1-2020	29,102	30,329
FHLMC Series 16 Class D	10.00	10-15-2019	7,826	8,158
FHLMC Series 2015-SC01 Class 1A	3.50	5-25-2045	5,665,440	5,728,207
FHLMC Series 2758 Class FH ±	0.55	3-15-2019	2,132,363	2,137,801
FHLMC Series 2882 Class TF ±	0.45	10-15-2034	1,830,519	1,835,607
FHLMC Series 3221 Class VA	5.00	9-15-2017	1,543,612	1,551,951
FHLMC Series 3706 Class C	2.00	8-15-2020	4,177,716	4,232,506
FHLMC Series 3767 Class PD	4.00	7-15-2040	290,412	302,090
FHLMC Series 3948 Class DA	3.00	12-15-2024	852,619	884,193
FHLMC Series K020 Class X1 ±(c)	1.59	5-25-2022	47,442,428	3,738,606
FHLMC Series T-15 Class A6 ±	0.59	11-25-2028	217,631	216,218
FHLMC Series T-23 Class A ±	0.48	5-25-2030	934,746	923,765
FHLMC Series T-35 Class A ±	0.48	9-25-2031	979,487	967,757
FHLMC Series T-42 Class A6	9.50	2-25-2042	1,180,380	1,462,513
FHLMC Series T-55 Class 2A1 ±	2.84	3-25-2043	662,914	668,301
FHLMC Series T-57 Class 1A1	6.50	7-25-2043	1,525,949	1,782,262
FHLMC Series T-57 Class 2A1 ±	3.26	7-25-2043	3,016,023	3,181,720
FHLMC Series T-67 Class 1A1C ±	2.91	3-25-2036	1,552,430	1,638,177
FHLMC Series T-67 Class 2A1C ±	2.88	3-25-2036	2,814,755	2,932,240
FHLMC Series T-75 Class A1 ±	0.24	12-25-2036	5,025,728	5,001,173
FNMA ¤	0.00	11-25-2015	40,000,000	39,986,480
FNMA ±	0.45	6-27-2036	489,872	489,419
FNMA ±	1.85	1-1-2043	1,867,237	1,917,370
FNMA ±	2.12	5-1-2036	2,901,403	3,052,976
FNMA ±	2.13	12-1-2035	1,601,995	1,694,900
FNMA ±	2.13	5-1-2036	2,312,298	2,455,846
FNMA ±	2.27	4-1-2032	120,210	122,642
FNMA ±	2.32	8-1-2036	2,963,088	3,160,368
FNMA ±	2.33	11-1-2031	199,466	209,522
FNMA ±	2.34	5-1-2023	955,074	972,747
FNMA ±	2.36	9-1-2036	1,417,139	1,507,808
FNMA ±	2.38	9-1-2031	75,059	79,333
FNMA ±	2.40	12-1-2034	1,733,668	1,847,365

4	Wells Fargo Advantage Government Securities Fund	Portfolio of investments—August 31, 2015

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA ±	2.43%	12-1-2040	$83,783	$89,014
FNMA ±	2.47	6-1-2032	168,506	177,367
FNMA ±	2.50	9-1-2031	448,267	470,231
FNMA	2.50	4-25-2039	295,241	296,905
FNMA ±	2.55	6-1-2034	777,120	822,551
FNMA ±	2.60	9-1-2027	549,766	586,596
FNMA ±	2.60	10-1-2027	237,767	248,707
FNMA	2.63	9-6-2024	16,000,000	16,117,840
FNMA ±	2.84	1-1-2033	45,293	45,532
FNMA ±	2.96	7-1-2026	420,549	447,007
FNMA	3.00	4-1-2022	1,070,659	1,115,624
FNMA %%	3.00	9-17-2030	18,235,000	18,915,964
FNMA %%	3.00	9-14-2045	50,715,000	50,936,878
FNMA ±	3.01	5-1-2036	1,192,993	1,270,984
FNMA ±	3.14	2-1-2027	626,474	634,916
FNMA ±	3.46	4-1-2033	79,255	82,549
FNMA %%	3.50	9-17-2030	23,385,000	24,634,636
FNMA %%	3.50	9-14-2045	34,805,000	36,067,350
FNMA ±	3.78	9-1-2028	196,665	204,321
FNMA	4.00	5-1-2021	1,000,907	1,048,051
FNMA %%	4.00	9-14-2045	58,150,000	61,768,483
FNMA ±	4.11	7-1-2033	158,521	163,354
FNMA	4.50	12-1-2018	712,800	740,583
FNMA	4.50	1-1-2026	8,705,800	9,051,541
FNMA %%	4.50	9-14-2045	59,157,000	64,090,670
FNMA	4.68	2-1-2020	3,222,659	3,579,947
FNMA	4.79	5-1-2019	2,135,656	2,354,608
FNMA	5.00	12-1-2018	533,158	554,907
FNMA	5.00	6-1-2019	465,878	484,882
FNMA	5.00	6-1-2023	1,250,520	1,350,876
FNMA	5.00	3-1-2034	1,044,652	1,157,060
FNMA	5.00	8-1-2040	20,600,847	22,821,692
FNMA	5.22	10-1-2015	3,136,384	3,140,404
FNMA	5.30	4-1-2017	6,196,583	6,466,756
FNMA	5.38	5-1-2017	700,028	733,708
FNMA	5.39	1-1-2024	2,416,940	2,745,081
FNMA	5.50	6-1-2016	43,985	44,493
FNMA	5.50	11-1-2023	180,821	198,605
FNMA	5.50	1-1-2025	149,760	160,810
FNMA	5.50	1-1-2025	661,756	714,303
FNMA	5.50	8-1-2033	6,832,846	7,674,115
FNMA	5.50	9-1-2033	3,596,486	4,056,114
FNMA	5.50	9-1-2033	1,618,626	1,824,002
FNMA	5.50	8-1-2035	1,126,282	1,260,548
FNMA	5.50	1-1-2037	1,317,244	1,477,734
FNMA %%	5.50	4-1-2040	3,248,744	3,648,214
FNMA	5.55	5-1-2016	2,674,876	2,750,884
FNMA	5.55	9-1-2019	983,857	1,022,187
FNMA	5.61	2-1-2021	2,356,167	2,572,876
FNMA	5.63	2-1-2018	1,059,799	1,158,091

Portfolio of investments—August 31, 2015	Wells Fargo Advantage Government Securities Fund	5

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA	5.67%	11-1-2021	$5,408,112	$5,777,922
FNMA	5.70	3-1-2016	910,821	928,576
FNMA	5.75	5-1-2021	3,427,271	3,862,272
FNMA	5.79	10-1-2017	1,051,487	1,138,024
FNMA	5.95	6-1-2024	1,734,919	2,028,360
FNMA	6.00	5-1-2016	12,229	12,330
FNMA	6.00	3-1-2024	138,629	156,558
FNMA	6.00	2-1-2035	2,000,358	2,229,014
FNMA	6.00	11-1-2037	1,041,774	1,175,607
FNMA %%	6.00	9-14-2045	15,585,000	17,621,191
FNMA	6.08	1-1-2019	563,313	582,790
FNMA	6.50	6-1-2017	48,966	50,088
FNMA	6.50	1-1-2024	43,202	49,586
FNMA	6.50	3-1-2028	36,886	40,744
FNMA	6.50	12-1-2029	423,917	486,553
FNMA	6.50	11-1-2031	102,376	118,688
FNMA	6.50	7-1-2036	674,287	773,917
FNMA	6.50	7-1-2036	557,461	667,451
FNMA	6.50	7-25-2042	2,183,325	2,467,955
FNMA	6.63	11-15-2030	4,150,000	5,926,532
FNMA	6.65	5-1-2016	1,362,137	1,410,251
FNMA	7.00	11-1-2026	13,106	15,124
FNMA	7.00	9-1-2031	5,629	5,645
FNMA	7.00	1-1-2032	6,603	7,553
FNMA	7.00	2-1-2032	8,062	8,330
FNMA	7.00	2-1-2032	139,859	168,706
FNMA	7.00	10-1-2032	325,158	384,199
FNMA	7.00	2-1-2034	3,210	3,725
FNMA	7.00	4-1-2034	265,212	310,832
FNMA	7.00	1-1-2036	6,781	7,356
FNMA	7.00	9-1-2036	154,151	164,533
FNMA	7.50	9-1-2031	135,250	167,982
FNMA	7.50	11-25-2031	686,780	797,954
FNMA	7.50	2-1-2032	50,013	60,520
FNMA	7.50	10-1-2037	1,758,625	2,037,355
FNMA	8.00	5-1-2027	54,183	57,118
FNMA	8.00	10-1-2027	9,810	9,943
FNMA	8.00	6-1-2028	7,990	9,125
FNMA	8.00	2-1-2030	163,785	188,301
FNMA	8.00	7-1-2031	1,835,646	2,247,741
FNMA	8.50	5-1-2017	116,659	121,250
FNMA	8.50	5-1-2017	1,528	1,591
FNMA	8.50	8-1-2024	32,783	36,830
FNMA	8.50	5-1-2026	188,609	213,362
FNMA	8.50	7-1-2026	30,825	33,011
FNMA	8.50	8-1-2026	15,602	15,950
FNMA	8.50	9-1-2026	161	162
FNMA	8.50	10-1-2026	33,880	34,486
FNMA	8.50	10-1-2026	357	375
FNMA	8.50	10-1-2026	8,261	8,294

6	Wells Fargo Advantage Government Securities Fund	Portfolio of investments—August 31, 2015

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA	8.50%	11-1-2026	$33,885	$34,985
FNMA	8.50	11-1-2026	10,827	11,512
FNMA	8.50	12-1-2026	211,103	244,540
FNMA	8.50	12-1-2026	21,509	24,659
FNMA	8.50	12-1-2026	320	321
FNMA	8.50	2-1-2027	8,512	8,588
FNMA	8.50	2-1-2027	392	451
FNMA	8.50	3-1-2027	2,855	2,866
FNMA	8.50	3-1-2027	1,253	1,440
FNMA	8.50	6-1-2027	191,166	210,981
FNMA	8.50	7-1-2029	931	935
FNMA	9.00	3-1-2021	27,168	28,382
FNMA	9.00	6-1-2021	187	207
FNMA	9.00	7-1-2021	44,390	48,752
FNMA	9.00	8-1-2021	247	276
FNMA	9.00	10-1-2021	14,536	14,646
FNMA	9.00	1-1-2025	2,765	2,822
FNMA	9.00	1-1-2025	22,345	25,512
FNMA	9.00	2-1-2025	8,072	8,106
FNMA	9.00	3-1-2025	218	218
FNMA	9.00	3-1-2025	2,430	2,443
FNMA	9.00	3-1-2025	1,465	1,472
FNMA	9.00	4-1-2025	3,167	3,180
FNMA	9.00	7-1-2028	36,664	38,883
FNMA	9.50	11-1-2020	179	199
FNMA	9.50	12-15-2020	49,793	55,473
FNMA	9.50	1-1-2021	24,770	26,039
FNMA	9.50	6-1-2022	3,323	3,375
FNMA	9.50	7-1-2028	59,261	62,674
FNMA	10.00	12-1-2020	71,639	79,528
FNMA	11.00	2-1-2019	7,067	7,150
FNMA	11.00	10-15-2020	1,124	1,151
FNMA Series 161 Class 2 (c)	8.50	7-25-2022	58,028	13,455
FNMA Series 1988-2 Class Z	10.10	2-25-2018	268	270
FNMA Series 1988-7 Class Z	9.25	4-25-2018	16,476	17,561
FNMA Series 1989-10 Class Z	9.50	3-25-2019	126,087	137,324
FNMA Series 1989-100 Class Z	8.75	12-25-2019	70,611	77,068
FNMA Series 1989-12 Class Y	10.00	3-25-2019	149,631	163,378
FNMA Series 1989-22 Class G	10.00	5-25-2019	145,622	160,802
FNMA Series 1989-63 Class Z	9.40	10-25-2019	14,279	15,385
FNMA Series 1989-98 Class E	9.20	12-25-2019	45,056	48,695
FNMA Series 1990-144 Class W	9.50	12-25-2020	95,564	107,101
FNMA Series 1990-75 Class Z	9.50	7-25-2020	120,137	134,276
FNMA Series 1990-84 Class Y	9.00	7-25-2020	23,495	25,832
FNMA Series 1990-96 Class Z	9.67	8-25-2020	162,662	182,822
FNMA Series 1991-5 Class Z	8.75	1-25-2021	36,493	39,943
FNMA Series 1991-85 Class Z	8.00	6-25-2021	79,249	85,177
FNMA Series 1992-45 Class Z	8.00	4-25-2022	127,851	145,323
FNMA Series 1999-W6 Class A ±	9.09	9-25-2028	13,600	14,143
FNMA Series 2000-T6 Class A2	9.50	6-25-2030	1,126,280	1,346,635

Portfolio of investments—August 31, 2015	Wells Fargo Advantage Government Securities Fund	7

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA Series 2001-T10 Class A3	9.50%	12-25-2041	$1,712,137	$1,971,149
FNMA Series 2001-T12 Class A3	9.50	8-25-2041	434,561	505,663
FNMA Series 2002-T12 Class A5 ±	3.58	10-25-2041	1,483,955	1,557,539
FNMA Series 2002-T19 Class A1	6.50	7-25-2042	5,853,686	6,789,368
FNMA Series 2002-T5 Class A1 ±	0.44	5-25-2032	352,981	348,018
FNMA Series 2002-W4 Class A4	6.25	5-25-2042	952,509	1,051,947
FNMA Series 2003-T2 Class A1 ±	0.48	3-25-2033	410,829	399,254
FNMA Series 2003-W1 Class 1A1 ±	5.77	12-25-2042	897,512	1,021,299
FNMA Series 2003-W11 Class A1 ±	3.46	6-25-2033	121,934	127,757
FNMA Series 2003-W3 Class 1A4 ±	3.46	8-25-2042	3,702,796	3,911,067
FNMA Series 2003-W5 Class A ±	0.42	4-25-2033	589,133	567,023
FNMA Series 2003-W6 Class 6A ±	3.13	8-25-2042	2,603,262	2,805,460
FNMA Series 2003-W6 Class PT4 ±	8.67	10-25-2042	2,280,108	2,787,754
FNMA Series 2003-W8 Class PT1 ±	9.65	12-25-2042	913,960	1,051,735
FNMA Series 2003-W9 Class A ±	0.44	6-25-2033	142,704	138,399
FNMA Series 2004-79 Class FA ±	0.49	8-25-2032	1,195,026	1,197,161
FNMA Series 2004-T1 Class 1A2	6.50	1-25-2044	876,993	988,389
FNMA Series 2004-W1 Class 2A2	7.00	12-25-2033	1,986,362	2,324,924
FNMA Series 2004-W15 Class 1A3	7.00	8-25-2044	1,469,405	1,698,548
FNMA Series 2005-71 Class DB	4.50	8-25-2025	1,558,605	1,662,634
FNMA Series 2006-M2 Class A2F ±	5.26	5-25-2020	5,717,033	6,156,947
FNMA Series 2007-2 Class FA ±	0.40	2-25-2037	50,674	50,683
FNMA Series 2007-W10 Class 2A ±	6.32	8-25-2047	852,765	966,175
FNMA Series 2009-3 Class HL	5.00	2-25-2039	473,843	485,512
FNMA Series 2011-15 Class HI (c)	5.50	3-25-2026	2,512,977	221,126
FNMA Series 2011-42 Class A	3.00	2-25-2024	1,023,991	1,055,083
FNMA Series 265 Class 2	9.00	3-25-2024	159,054	183,753
FNMA Series G-8 Class E	9.00	4-25-2021	126,439	140,235
FNMA Series G92-30 Class Z	7.00	6-25-2022	203,503	219,442
FNMA Series G93-39 Class ZQ	6.50	12-25-2023	2,388,129	2,636,040
GNMA ±	3.00	8-20-2020	167,893	172,611
GNMA ±	3.00	11-20-2020	116,911	121,708
GNMA	3.00	7-20-2045	24,467,529	24,827,343
GNMA %%	3.50	9-21-2045	36,705,000	38,217,646
GNMA	4.00	1-20-2045	15,883,314	16,862,400
GNMA	5.00	7-20-2040	6,731,286	7,481,390
GNMA	6.00	8-20-2034	293,845	329,554
GNMA	6.50	12-15-2025	40,944	46,782
GNMA	6.50	5-15-2029	1,976	2,257
GNMA	6.50	5-15-2031	2,539	2,901
GNMA	6.50	9-20-2033	88,044	106,278
GNMA	7.00	12-15-2022	45,082	49,107
GNMA	7.00	5-15-2026	4,743	5,264
GNMA	7.00	3-15-2028	68,833	76,312
GNMA	7.00	1-15-2031	469	483
GNMA	7.00	4-15-2031	1,227	1,266
GNMA	7.00	8-15-2031	21,736	23,015
GNMA	7.00	3-15-2032	16,193	16,666
GNMA	7.34	10-20-2021	54,514	56,407
GNMA	7.34	12-20-2021	19,397	19,464

8	Wells Fargo Advantage Government Securities Fund	Portfolio of investments—August 31, 2015

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
GNMA	7.34%	2-20-2022	$15,859	$15,914
GNMA	7.34	9-20-2022	35,684	36,967
GNMA	8.00	6-15-2023	5,364	5,930
GNMA	8.00	12-15-2023	404,636	470,439
GNMA	8.00	2-15-2024	1,171	1,317
GNMA	8.00	9-15-2024	4,582	4,783
GNMA	8.00	6-15-2025	89	89
GNMA	8.35	4-15-2020	252,279	274,965
GNMA	8.40	5-15-2020	162,592	178,177
GNMA	8.50	7-15-2016	304	305
GNMA	9.00	12-15-2016	1,896	1,904
GNMA	9.50	10-20-2019	56,885	60,687
GNMA	10.00	12-15-2018	5,979	6,012
GNMA Series 2002-53 Class IO ±(c)	0.60	4-16-2042	465,318	5
GNMA Series 2005-23 Class IO ±(c)	0.14	6-17-2045	8,254,790	25,895
GNMA Series 2006-32 Class C ±	5.30	11-16-2038	6,692,871	6,958,678
GNMA Series 2006-32 Class XM ±(c)	0.02	11-16-2045	13,472,078	14,792
GNMA Series 2006-68 Class D ±	5.31	12-16-2037	12,520,000	13,532,202
GNMA Series 2007-35 Class NF ±	0.30	10-16-2035	2,825,788	2,825,228
GNMA Series 2007-69 Class D ±	5.25	6-16-2041	959,554	1,032,564
GNMA Series 2008-22 Class XM ±(c)	0.74	2-16-2050	35,071,839	1,108,691
GNMA Series 2012-12 Class HD	2.00	5-20-2062	3,236,729	3,275,751
SBA (c)(a)(i)	1.30	2-15-2018	147,716	1,988
SBA Series 1992-6 Class A (c)(a)(i)	2.09	10-15-2017	141,606	2,847
TVA	5.38	4-1-2056	3,670,000	4,526,850

Total Agency Securities (Cost $806,666,573)				822,923,388

Municipal Obligations: 0.61%

Texas: 0.61%
San Antonio TX Retama Development Corporation (Miscellaneous Revenue)	10.00	12-15-2020	5,405,000	7,557,271

Total Municipal Obligations (Cost $6,570,827)				7,557,271

Non-Agency Mortgage-Backed Securities: 5.80%
CGBAM Commercial Mortgage Trust Series 2015-SMRT Class A 144A	2.81	4-10-2028	5,000,000	5,073,015
Citigroup Commercial Mortgage Trust Series 2006-C4 Class A3 ±	5.97	3-15-2049	8,499,800	8,610,739
Citigroup Commercial Mortgage Trust Series 2006-C5 Class A4	5.43	10-15-2049	11,280,000	11,603,849
Citigroup Commercial Mortgage Trust Series 2015-GC27 Class A5	3.14	2-10-2048	6,130,000	6,003,471
GAHR Commercial Mortgage Trust Series 2015-NRF Class AFX 144A	3.23	12-15-2019	4,195,000	4,273,488
GS Mortgage Securities Trust Series 2013-G1 Class A2 144A±	3.56	4-10-2031	5,349,842	5,334,959
JPMBB Commercial Mortgage Securities Series 2015-C28 Class A4	3.23	10-15-2048	6,200,000	6,078,802
Lehman Brothers UBS Commercial Mortgage Trust Series 2006-C1 Class A4	5.16	2-15-2031	5,257,961	5,270,622
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C23 Class A4	3.72	7-15-2050	8,500,000	8,694,412
Morgan Stanley Capital I Series 2006-HQ8 Class A4 ±	5.58	3-12-2044	1,350,798	1,353,222
NCUA Guaranteed Notes Program Series 2010-C1 Class APT	2.65	10-29-2020	6,222,604	6,247,725
NCUA Guaranteed Notes Program Series 2011-R4 Class 1A ±	0.57	3-6-2020	2,143,699	2,147,452
NCUA Guaranteed Notes Program Series 2011-R6 Class 1A ±	0.57	5-7-2020	413,107	413,187
Vendee Mortgage Trust Series 1995-1 Class 4 ±	8.76	2-15-2025	337,186	383,943
Vendee Mortgage Trust Series 1995-2C Class 3A	8.79	6-15-2025	451,952	554,953

Total Non-Agency Mortgage-Backed Securities (Cost $73,792,503)				72,043,839

Portfolio of investments—August 31, 2015	Wells Fargo Advantage Government Securities Fund	9

Security name	Interest rate	Maturity date	Principal	Value

U.S. Treasury Securities: 54.56%
TIPS	0.38%	7-15-2025	$39,364,067	$38,569,109
U.S. Treasury Bond	2.75	8-15-2042	16,720,000	16,039,881
U.S. Treasury Bond	3.00	11-15-2044	5,965,000	5,994,437
U.S. Treasury Bond	3.00	5-15-2045	17,355,000	17,477,925
U.S. Treasury Bond ##	4.63	2-15-2040	20,150,000	26,338,246
U.S. Treasury Bond	7.25	8-15-2022	4,685,000	6,321,944
U.S. Treasury Note ±##	0.10	1-31-2016	130,990,000	131,007,946
U.S. Treasury Note	0.25	9-30-2015	8,900,000	8,900,000
U.S. Treasury Note	0.25	11-30-2015	43,700,000	43,705,681
U.S. Treasury Note ##	0.25	12-31-2015	110,000,000	110,000,000
U.S. Treasury Note	0.38	11-15-2015	81,495,000	81,528,983
U.S. Treasury Note ##	0.38	2-15-2016	97,455,000	97,488,037
U.S. Treasury Note	1.00	8-31-2016	12,240,000	12,306,463
U.S. Treasury Note	1.38	2-28-2019	56,455,000	56,679,917
U.S. Treasury Note	2.13	6-30-2022	15,105,000	15,300,504
U.S. Treasury Note	6.25	8-15-2023	7,915,000	10,366,798

Total U.S. Treasury Securities (Cost $671,412,253)				678,025,871

Yankee Corporate Bonds and Notes: 1.58%

Financials: 1.58%

Banks: 1.58%
Bank of Nova Scotia 144A	1.65	10-29-2015	13,235,000	13,257,102
Royal Bank of Canada Incorporated	2.00	10-1-2018	6,370,000	6,436,923

				19,694,025

Total Yankee Corporate Bonds and Notes (Cost $19,601,211)				19,694,025

Yankee Government Bonds: 0.87%
Hashemite Kingdom of Jordan	2.58	6-30-2022	10,630,000	10,775,163

Total Yankee Government Bonds (Cost $10,630,000)				10,775,163

	Yield		Shares
Short-Term Investments: 1.61%

Investment Companies: 1.47%
Wells Fargo Advantage Government Money Market Fund, Institutional Class ##(l)(u)	0.01		18,254,235	18,254,235

			Principal
U.S. Treasury Securities: 0.14%
U.S. Treasury Bill (z)#	0.01	9-17-2015	$1,775,000	1,774,998

Total Short-Term Investments (Cost $20,029,229)				20,029,233

10	Wells Fargo Advantage Government Securities Fund	Portfolio of investments—August 31, 2015

Security name	Interest rate	Maturity date	Principal	Value

TBA Sale Commitments: (0.29%)
FNMA %%	5.50%	9-14-2045	$(3,250,000)	$(3,635,938)

Total TBA Sale Commitments (Proceeds $(3,640,000))				(3,635,938)

Total investments in securities (excluding TBA sale commitments) (Cost $1,608,702,596) *	131.24%	1,631,048,790
Total TBA sale commitments	(0.29)	(3,635,938)
Other assets and liabilities, net	(30.95)	(384,634,729)

Total net assets	100.00%	$1,242,778,123

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

±	Variable rate investment. The rate shown is the rate in effect at period end.

¤	The security is issued in zero coupon form with no periodic interest payments.

%%	The security is issued on a when-issued basis.

(c)	Investment in an interest-only security entitles holders to receive only the interest payments on the underlying mortgages. The principal amount shown is the notional amount of the underlying mortgages. The rate represents the coupon rate.

(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.

(i)	Illiquid security for which the designation as illiquid is unaudited.

##	All or a portion of this security is segregated for when-issued securities.

(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

(z)	Zero coupon security. The rate represents the current yield to maturity.

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

*	Cost for federal income tax purposes is $1,609,447,026 and unrealized gains (losses) consists of:

Gross unrealized gains	$28,698,849
Gross unrealized losses	(7,097,085)

Net unrealized gains	$21,601,764

Report of Independent Registered Public Accounting Firm

The Board of Trustees and Shareholders of

Wells Fargo Funds Trust:

We have audited the financial statements of the Wells Fargo Advantage Adjustable Rate Government Fund and the Wells Fargo Advantage Government Securities Fund (the “Funds”), each a series of the Wells Fargo Funds Trust, as of August 31, 2015, and for each of the years presented and have issued our unqualified reports thereon dated October 26, 2015 (which reports and financial statements are included in Item 1 of this Certified Shareholder Report on Form N-CSR). We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Our audits included an audit of the Funds’ portfolios of investments (the “Portfolios”) as of August 31, 2015 appearing in Item 6 of this Form N-CSR. These Portfolios are the responsibility of management. Our responsibility is to express an opinion on these Portfolios based on our audits.

In our opinion, the Portfolios referred to above, when read in conjunction with the financial statements of the Funds, present fairly, in all material respects, the information set forth therein.

Boston, Massachusetts

October 26, 2015

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that have been implemented since the registrant’s last provided disclosure in response to the requirements of this Item.

ITEM 11. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS

(a)(1) Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as Exhibit COE.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is filed and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Funds Trust

By:
/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date:	October 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Wells Fargo Funds Trust

By:
/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date:	October 26, 2015

By:
/s/ Nancy Wiser

Nancy Wiser
Treasurer

Date:	October 26, 2015